SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

    Pre-Effective Amendment No.                                              [ ]
                                     ---------

    Post-Effective Amendment No.         7        (File No. 333-82149)       [X]
                                     ---------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.              9       (File No. 811-7195)              [X]
                               ---------

                        (Check appropriate box or boxes)

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                   American Enterprise Life Insurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)

829 AXP Financial Center, Minneapolis, MN                                  55474
--------------------------------------------------------------------------------
(Address of Depositor's Principal Executive Offices)                  (Zip Code)

Depositor's Telephone Number, including Area Code                 (612) 671-3794
--------------------------------------------------------------------------------

       James M. Odland, 50607 AXP Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check  appropriate box)
   [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
   [X] on May 1, 2002,  pursuant to paragraph (b) of Rule 485
   [ ] 60 days after filing  pursuant to  paragraph  (a)(1) of Rule 485
   [ ] on (date)  pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
   [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

AMERICAN EXPRESS(R)

GALAXY PREMIER
VARIABLE ANNUITY

ISSUED BY:
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

PROSPECTUS


MAY 1, 2002


INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY


AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT/AMERICAN ENTERPRISE MVA ACCOUNT


ISSUED BY: AMERICAN ENTERPRISE LIFE INSURANCE COMPANY (AMERICAN ENTERPRISE LIFE)
           829 AXP Financial Center
           Minneapolis, MN 55474
           Telephone: (800) 333-3437


This prospectus contains information that you should know before investing. Prospectuses are also available for:


-  American Express(R) Variable Portfolio Funds

-  AIM Variable Insurance Funds


-  Fidelity Variable Insurance Products - Service Class

-  Franklin(R) Templeton(R) Variable Insurance Products Trust (FTVIPT) - Class 2

-  Galaxy VIP Fund


-  Janus Aspen Series: Service Shares

-  MFS(R) Variable Insurance Trust(SM)


-  Putnam Variable Trust - Class IB Shares


Please read the prospectuses carefully and keep them for future reference.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting American Enterprise Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Before you invest, be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

American Enterprise Life offers several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, withdrawal charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

TABLE OF CONTENTS


KEY TERMS                                                                3
THE CONTRACT IN BRIEF                                                    4
EXPENSE SUMMARY                                                          6
CONDENSED FINANCIAL INFORMATION (UNAUDITED)                             15
FINANCIAL STATEMENTS                                                    21
PERFORMANCE INFORMATION                                                 21
THE VARIABLE ACCOUNT AND THE FUNDS                                      22
GUARANTEE PERIOD ACCOUNTS (GPAS)                                        26
THE ONE-YEAR FIXED ACCOUNT                                              28
BUYING YOUR CONTRACT                                                    29
CHARGES                                                                 30
VALUING YOUR INVESTMENT                                                 34
MAKING THE MOST OF YOUR CONTRACT                                        35
WITHDRAWALS                                                             38
TSA -- SPECIAL WITHDRAWAL PROVISIONS                                    39
CHANGING OWNERSHIP                                                      39
BENEFITS IN CASE OF DEATH                                               40
OPTIONAL BENEFITS                                                       42
THE ANNUITY PAYOUT PERIOD                                               46
TAXES                                                                   48
VOTING RIGHTS                                                           50
SUBSTITUTION OF INVESTMENTS                                             50
ABOUT THE SERVICE PROVIDERS                                             50
ADDITIONAL INFORMATION ABOUT AMERICAN ENTERPRISE LIFE                   51
DIRECTORS AND EXECUTIVE OFFICERS                                        55
EXPERTS                                                                 56
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY FINANCIAL INFORMATION        57
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION            70

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.


BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.


CLOSE OF BUSINESS: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.


CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.


FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

GUARANTEE PERIOD: The number of years that a guaranteed interest rate is credited.


GUARANTEE PERIOD ACCOUNTS (GPAS): Fixed accounts to which you may also make allocations of at least $1,000. These accounts have guaranteed interest rates declared for periods ranging from two to ten years. Withdrawals from the GPAs done more than 30 days before the end of the Guarantee Period will receive a Market Value Adjustment, which may result in a gain or loss of principal.


MARKET VALUE ADJUSTMENT (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred more than 30 days before the end of its Guarantee Period.


ONE-YEAR FIXED ACCOUNT: An account to which you may make allocations. Amounts you allocate to this account earn interest at rates that we declare periodically.


OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)

-  Roth IRAs under Section 408A of the Code

-  Simplified Employee Pension (SEP) plans under Section 408(k) of the Code


-  Tax-Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.


All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.

RIDER EFFECTIVE DATE: The date you add a rider to your contract.

VALUATION DATE: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

WITHDRAWAL VALUE: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.

THE CONTRACT IN BRIEF


PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the GPAs, one-year fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout of your contract value (less any applicable premium tax). As in the case of other annuities, it may not be advantageous for you to purchase this contract as a replacement for, or in addition to, an existing annuity contract or life insurance policy.

Most annuities have a tax-deferred feature. So do many retirement plans under the Internal Revenue Code. As a result, when you use an annuity to fund a retirement plan that is tax deferred, your annuity will not provide any necessary or additional tax deferral for that retirement plan. But annuities do have features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor prior to making a purchase for an explanation of the tax implications to you.


FREE LOOK PERIOD: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of the contract value. We will not deduct any charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:


- the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 22)

- the GPAs and the one-year fixed account, which earn interest at rates that we adjust periodically. Some states restrict the amount you can allocate to these accounts. The minimum required investment in each GPA is $1,000 and these accounts may not be available in all states (p. 26)

BUYING YOUR CONTRACT: Your sales representative will help you complete and submit an application. Applications are subject to acceptance at our office. You may buy a nonqualified annuity or a qualified annuity. After your initial purchase payment, you have the option of making additional purchase payments in the future. Some states have time limitations for making additional payments. (p. 29)


MINIMUM INITIAL PURCHASE PAYMENT:
     $5,000 for contracts issued in South Carolina, Texas, and Washington. $2,000 for contracts issued in all other states.

MINIMUM ADDITIONAL PURCHASE PAYMENT:
     $50 for Systematic Investment Plans.
     $100 for all other payment plans.

MAXIMUM TOTAL PURCHASE PAYMENTS (WITHOUT PRIOR APPROVAL):
     $1,000,000 for issue ages up to 85.
     $100,000 for issue ages 86 to 90.


TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. Transfers out of the GPAs done more than 30 days before the end of the Guarantee Period will be subject to a MVA, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. You may establish automated transfers among the accounts. GPAs and one-year fixed account transfers are subject to special restrictions. (p. 36)

WITHDRAWALS: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including a 10% IRS penalty if you make withdrawals prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 38)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 39)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 40)

OPTIONAL BENEFITS: This contract offers optional features that are available for additional charges if you meet certain criteria. (p. 42)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the one-year fixed account. During the annuity payout period, your choices for subaccounts may be limited. The GPAs are not available during the payout period. (p. 46)

TAXES: Generally, your contract grows tax deferred until you make withdrawals from it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. (p. 48)

CHARGES: We assess certain charges in connection with your contract (p. 30):


-  $30 annual contract administrative charge;


- 0.15% variable account administrative charge (if you make allocations to one or more subaccounts);

- if you select death benefit Option A, a 1.00% mortality and expense risk fee (if you make allocations to one or more subaccounts);

- if you select death benefit Option B(1), a 1.10% mortality and expense risk fee (if you make allocations to one or more subaccounts);


- if you select the Benefit Protector(SM) Death Benefit Rider(2) (Benefit Protector), an annual fee of 0.25% of the contract value;

- if you select the Benefit Protector(SM) Plus Death Benefit Rider(2) (Benefit Protector Plus), an annual fee of 0.40% of the contract value;

-  withdrawal charge;

- any premium taxes that may be imposed on us by state or local governments (currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a total withdrawal); and

-  the operating expenses of the funds in which the subaccounts invest.

(1) Available if you and the annuitant are 78 or younger at contract issue.

(2) Available if you and the annuitant are 75 or younger at contract issue. Riders may not be available in all states.

EXPENSE SUMMARY

The purpose of the following information is to help you understand the various costs and expenses associated with your contract.

You pay no sales charge when you purchase your contract. We show all costs that we deduct directly from your contract or indirectly from the subaccounts and funds below. Some expenses may vary as we explain under "Charges." Please see the funds' prospectuses for more information on the operating expenses for each fund.

CONTRACT OWNER EXPENSES

WITHDRAWAL CHARGE (contingent deferred sales charge as a percentage of purchase payment withdrawn)

                           YEARS FROM PURCHASE                                  WITHDRAWAL CHARGE
                             PAYMENT RECEIPT                                        PERCENTAGE
                                    1                                                   8%
                                    2                                                   8
                                    3                                                   7
                                    4                                                   6
                                    5                                                   5
                                    6                                                   4
                                    7                                                   2
                                    Thereafter                                          0


A withdrawal charge also applies to payouts under certain annuity payout plans (see "Charges -- Withdrawal Charge" p. 38 and "The Annuity Payout Period -- Annuity Payout Plans" p. 46).


ANNUAL CONTRACT ADMINISTRATIVE CHARGE:                                      $30*
* We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR) FEE:         0.25%
(As a percentage of the contract value charged annually at the contract anniversary. This is an optional expense.)

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS)
FEE:                                                                       0.40%
(As a percentage of the contract value charged annually at the contract anniversary. This is an optional expense.)

ANNUAL VARIABLE ACCOUNT EXPENSES
(as a percentage of average subaccount value)

The death benefit you select determines the fees you pay.


                                                OPTION A        OPTION B
   VARIABLE ACCOUNT ADMINISTRATIVE CHARGE        0.15%           0.15%
   MORTALITY AND EXPENSE RISK FEE                1.00            1.10
                                                 ----            ----
   TOTAL ANNUAL VARIABLE ACCOUNT EXPENSES        1.15%           1.25%

ANNUAL OPERATING EXPENSES OF THE FUNDS (AFTER FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, IF APPLICABLE, AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)



                                                                           MANAGEMENT    12b-1        OTHER
                                                                              FEES        FEES       EXPENSES     TOTAL
AXP(R) Variable Portfolio -

      Cash Management Fund                                                     .51%        .13%        .04%       .68%(1)
      Diversified Equity Income Fund                                           .55         .13         .23        .91(2)
      Emerging Markets Fund                                                   1.16         .13         .46       1.75(2)
      Extra Income Fund                                                        .62         .13         .07        .82(1)
      Managed Fund                                                             .59         .13         .04        .76(1)
      NEW DIMENSIONS FUND(R)                                                   .60         .13         .06        .79(1)
      S&P 500 Index Fund                                                       .29         .13         .07        .49(2)
      Small Cap Advantage Fund                                                 .73         .13         .30       1.16(2)

AIM V.I.

      Capital Appreciation Fund, Series I                                      .61          --         .24        .85(3)
      Premier Equity Fund, Series I                                            .60          --         .25        .85(3)
      (previously AIM V.I. Value Fund, Series I)

Fidelity VIP

      Balanced Portfolio (Service Class)                                       .43         .10         .14        .67(4)
      Growth & Income Portfolio (Service Class)                                .48         .10         .10        .68(4)
      Mid Cap Portfolio (Service Class)                                        .58         .10         .11        .79(4)

FTVIPT

      Franklin Small Cap Fund - Class 2                                        .45         .25         .31       1.01(5),(6)
      Mutual Shares Securities Fund - Class 2                                  .60         .25         .19       1.04(5)
      Templeton Foreign Securities Fund - Class 2                              .68         .25         .22       1.15(5),(6),(7)
      (previously FTVIPT Templeton International Securities Fund - Class 2)

Galaxy VIP

      Asset Allocation Fund                                                    .75          --         .28       1.03(8)
      Columbia High Yield Fund II                                              .60          --        1.00       1.60(8)
      Equity Fund                                                              .75          --         .27       1.02(8)
      Growth and Income Fund                                                   .75          --         .66       1.41(8)
      High Quality Bond Fund                                                   .55          --         .31        .86(8)
      Small Company Growth Fund                                                .75          --         .85       1.60(8)

Janus Aspen Series

      Aggressive Growth Portfolio: Service Shares                              .65         .25         .02        .92(9)
      Global Technology Portfolio: Service Shares                              .65         .25         .05        .95(9)
      Growth Portfolio: Service Shares                                         .65         .25         .01        .91(9)

MFS(R)

      Investors Trust Series - Service Class                                   .75         .25         .15       1.15(10),(11)
      New Discovery Series - Service Class                                     .90         .25         .16       1.31(10),(11),(12)
      Total Return Series - Service Class                                      .75         .25         .14       1.14(10),(11)
      Utilities Series - Service Class                                         .75         .25         .18       1.18(10),(11)

Putnam Variable Trust

      Putnam VT Growth and Income Fund - Class IB Shares                       .46         .25         .05%       .76%(13)
      Putnam VT International Growth Fund - Class IB Shares                    .76         .25         .18       1.19(13)
      Putnam VT Vista Fund - Class IB Shares                                   .61         .25         .06        .92(13)


(1) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2001.
(2) The fund's expense figures are based on actual expenses, after fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2000. Without fee waivers and expense reimbursements "Other expenses" and "Total" would be 0.49% and 1.17% for AXP(R) Variable Portfolio - Diversified Equity Income Fund, 2.20% and 3.49% for AXP(R) Variable Portfolio - Emerging Markets Fund, 0.89% and 1.31% for AXP(R) Variable Portfolio - S&P 500 Index Fund and 0.40% and 1.26% for AXP(R) Variable Portfolio - Small Cap Advantage Fund.

(3) The fund's expense figures are for the year ended Dec. 31, 2001 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table. (4) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. See the accompanying fund prospectus for details.
(5) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the fund's prospectus.
(6) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Absent fee waivers and/or reimbursements. "Management Fees" and "Total" would have been 0.53% and 1.09% for Franklin Small Cap Fund - Class 2 and 0.69% and 1.16% for Templeton Foreign Securities Fund - Class 2.

(7) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into this fund as of April 30, 2002.
(8) The fund's expense figures are based on estimated expenses (after fee waivers and expense reimbursements) for the fiscal period ended Dec. 31, 2001. Without fee waivers and expense reimbursements "Other expenses" and "Total" would be 2.63% and 3.23% for Galaxy VIP Columbia High Yield II, 0.67% and 1.42% for Galaxy VIP Growth and Income Fund, 0.52% and 1.07% for Galaxy VIP High Quality Bond Fund, and 1.79% and 2.54% for Galaxy VIP Small Company Growth Fund.
(9) Expenses are based upon expenses for the fiscal year ended Dec. 31, 2001. All expenses are shown without the effect of expense offset arrangements.
(10) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sales and distribution of service class share (these fees are referred to as distribution fees).
(11) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower for certain series and would equal: 1.14% for Investors Trust Series, 1.30% for New Discovery Series, 1.13% for Total Return Series and 1.17% for Utilities Series.
(12) MFS has contractually agreed, subject to reimbursement, to bear the series' expenses such that "Other expenses" (after taking into account the expense offset arrangement described above), do not exceed 0.15% annually. Without this agreement, "Other expenses" and "Total" would be 0.19% and 1.34% for New Discovery Series. These contractual fee arrangements will continue until at least May 1, 2003, unless changed with the consent of the board of trustees which oversees the series.
(13) Restated to reflect an increase in 12b-1 fees currently payable to Putnam Investment Management, LLC ("Putnam Management"). The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Actual 12b-1 fees during the most recent fiscal year were 0.22% of average net assets.


EXAMPLES*: In order to provide a more meaningful discussion about the contract and its options, we provide expense examples for each fund showing every available contract feature combination. These examples assume that applicable fund fee waivers and/or expense reimbursements will continue for the periods shown. Under each fund you will find an example showing:

1)   the base contract with no optional riders,


2) the contract with selection of the optional Benefit Protector(SM) death benefit rider (BP), and

3) the contract with selection of the optional Benefit Protector Plus death benefit rider (BPP).


We first show the expenses for your contract assuming selection of death benefit Option B followed by the expenses for your contract assuming selection of death benefit Option A.

You would pay the following expenses on a $1,000 investment if you selected death benefit Option B (1.10% mortality and expense risk fee) and assuming a 5% annual return and ...


                                                    A TOTAL WITHDRAWAL AT THE              NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                     END OF EACH TIME PERIOD              PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS        1 YEAR    3 YEARS   5 YEARS   10 YEARS
AXP(R) Variable Portfolio - Cash Management
  Fund

      no additional riders                      $100.10   $132.12   $156.69   $230.32        $ 20.10   $ 62.12   $106.69   $230.32
      optional BP                                102.66    139.86    169.68    256.64          22.66     69.86    119.68    256.64
      optional BPP                               104.20    144.49    177.41    272.12          24.20     74.49    127.41    272.12

AXP(R) Variable Portfolio - Diversified

      Equity Income Fund
      no additional riders                       102.46    139.25    168.65    254.56          22.46     69.25    118.65    254.56
      optional BP                                105.02    146.95    181.51    280.29          25.02     76.95    131.51    280.29
      optional BPP                               106.56    151.56    189.16    295.42          26.56     81.56    139.16    295.42

AXP(R) Variable Portfolio - Emerging

      Markets Fund
      no additional riders                       111.07    164.98    211.33    338.53          31.07     94.98    161.33    338.53
      optional BP                                113.63    172.55    223.75    362.19          33.63    102.55    173.75    362.19
      optional BPP                               115.17    177.08    231.13    376.10          35.17    107.08    181.13    376.10

AXP(R) Variable Portfolio - Extra Income Fund

      no additional riders                       101.54    136.46    163.98    245.14          21.54     66.46    113.98    245.14
      optional BP                                104.10    144.18    176.89    271.10          24.10     74.18    126.89    271.10
      optional BPP                               105.64    148.79    184.58    286.37          25.64     78.79    134.58    286.37

AXP(R) Variable Portfolio - Managed Fund

      no additional riders                       100.92    134.60    160.86    238.81          20.92     64.60    110.86    238.81
      optional BP                                103.48    142.33    173.81    264.93          23.48     72.33    123.81    264.93
      optional BPP                               105.02    146.95    181.51    280.29          25.02     76.95    131.51    280.29

AXP(R) Variable Portfolio - NEW DIMENSIONS
      FUND(R)

      no additional riders                       101.23    135.53    162.42    241.98          21.23     65.53    112.42    241.98
      optional BP                                103.79    143.26    175.35    268.02          23.79     73.26    125.35    268.02
      optional BPP                               105.33    147.87    183.04    283.33          25.33     77.87    133.04    283.33

AXP(R) Variable Portfolio - S&P 500 Index
      Fund

      no additional riders                        98.15    126.21    146.73    209.88          18.15     56.21     96.73    209.88
      optional BP                                100.72    133.98    159.82    236.70          20.72     63.98    109.82    236.70
      optional BPP                               102.25    138.63    167.61    252.47          22.25     68.63    117.61    252.47

AXP(R) Variable Portfolio - Small Cap
      Advantage Fund

      no additional riders                       105.02    146.95    181.51    280.29          25.02     76.95    131.51    280.29
      optional BP                                107.58    154.62    194.24    305.38          27.58     84.62    144.24    305.38
      optional BPP                               109.12    159.20    201.81    320.14          29.12     89.20    151.81    320.14

AIM V.I. Capital Appreciation Fund, Series I

      no additional riders                       101.84    137.39    165.54    248.29          21.84     67.39    115.54    248.29
      optional BP                                104.41    145.11    178.43    274.17          24.41     75.11    128.43    274.17
      optional BPP                               105.94    149.72    186.11    289.39          25.94     79.72    136.11    289.39

AIM V.I. Premier Equity Fund, Series I
(previously AIM V.I. Value Fund, Series I)

      no additional riders                       101.84    137.39    165.54    248.29          21.84     67.39    115.54    248.29
      optional BP                                104.41    145.11    178.43    274.17          24.41     75.11    128.43    274.17
      optional BPP                               105.94    149.72    186.11    289.39          25.94     79.72    136.11    289.39

Fidelity VIP Balanced Portfolio
      (Service Class)

      no additional riders                       100.00    131.81    156.17    229.25          20.00     61.81    106.17    229.25
      optional BP                                102.56    139.55    169.16    255.60          22.56     69.55    119.16    255.60
      optional BPP                               104.10    144.18    176.89    271.10          24.10     74.18    126.89    271.10

                                        9

                                                      A TOTAL WITHDRAWAL AT THE             NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                       END OF EACH TIME PERIOD            PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS        1 YEAR    3 YEARS   5 YEARS   10 YEARS
Fidelity VIP Growth & Income Portfolio
  (Service Class)
      no additional riders                      $100.10   $132.12   $156.69   $230.32        $ 20.10   $ 62.12   $106.69   $230.32
      optional BP                                102.66    139.86    169.68    256.64          22.66     69.86    119.68    256.64
      optional BPP                               104.20    144.49    177.41    272.12          24.20     74.49    127.41    272.12

Fidelity VIP Mid Cap Portfolio (Service Class)
      no additional riders                       101.23    135.53    162.42    241.98          21.23     65.53    112.42    241.98
      optional BP                                103.79    143.26    175.35    268.02          23.79     73.26    125.35    268.02
      optional BPP                               105.33    147.87    183.04    283.33          25.33     77.87    133.04    283.33

FTVIPT Franklin Small Cap Fund - Class 2
      no additional riders                       103.48    142.33    173.81    264.93          23.48     72.33    123.81    264.93
      optional BP                                106.05    150.02    186.62    290.40          26.05     80.02    136.62    290.40
      optional BPP                               107.58    154.62    194.24    305.38          27.58     84.62    144.24    305.38

FTVIPT Mutual Shares Securities Fund - Class 2
      no additional riders                       103.79    143.26    175.35    268.02          23.79     73.26    125.35    268.02
      optional BP                                106.35    150.94    188.14    293.41          26.35     80.94    138.14    293.41
      optional BPP                               107.89    155.53    195.76    308.35          27.89     85.53    145.76    308.35

FTVIPT Templeton Foreign Securities Fund -
  Class 2
(previously FTVIPT Templeton International
  Securities Fund - Class 2)
      no additional riders                       104.92    146.64    181.00    279.27          24.92     76.64    131.00    279.27
      optional BP                                107.48    154.31    193.73    304.39          27.48     84.31    143.73    304.39
      optional BPP                               109.02    158.89    201.31    319.17          29.02     88.89    151.31    319.17

Galaxy VIP Asset Allocation Fund
      no additional riders                       103.69    142.95    174.84    266.99          23.69     72.95    124.84    266.99
      optional BP                                106.25    150.64    187.64    292.41          26.25     80.64    137.64    292.41
      optional BPP                               107.79    155.23    195.25    307.36          27.79     85.23    145.25    307.36

Galaxy VIP Columbia High Yield Fund II
      no additional riders                       109.53    160.42    203.82    324.04          29.53     90.42    153.82    324.04
      optional BP                                112.09    168.01    216.31    348.06          32.09     98.01    166.31    348.06
      optional BPP                               113.63    172.55    223.75    362.19          33.63    102.55    173.75    362.19

Galaxy VIP Equity Fund
      no additional riders                       103.59    142.64    174.32    265.96          23.59     72.64    124.32    265.96
      optional BP                                106.15    150.33    187.13    291.41          26.15     80.33    137.13    291.41
      optional BPP                               107.69    154.92    194.74    306.37          27.69     84.92    144.74    306.37

Galaxy VIP Growth and Income Fund
      no additional riders                       107.58    154.62    194.24    305.38          27.58     84.62    144.24    305.38
      optional BP                                110.15    162.24    206.83    329.86          30.15     92.24    156.83    329.86
      optional BPP                               111.68    166.80    214.32    344.26          31.68     96.80    164.32    344.26

Galaxy VIP High Quality Bond Fund
      no additional riders                       101.95    137.70    166.06    249.34          21.95     67.70    116.06    249.34
      optional BP                                104.51    145.41    178.95    275.19          24.51     75.41    128.95    275.19
      optional BPP                               106.05    150.02    186.62    290.40          26.05     80.02    136.62    290.40

Galaxy VIP Small Company Growth Fund
      no additional riders                       109.53    160.42    203.82    324.04          29.53     90.42    153.82    324.04
      optional BP                                112.09    168.01    216.31    348.06          32.09     98.01    166.31    348.06
      optional BPP                               113.63    172.55    223.75    362.19          33.63    102.55    173.75    362.19

                                       10

                                                     A TOTAL WITHDRAWAL AT THE              NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                      END OF EACH TIME PERIOD             PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS        1 YEAR    3 YEARS   5 YEARS   10 YEARS
Janus Aspen Series Aggressive Growth Portfolio:
  Service Shares

      no additional riders                      $102.56   $139.55   $169.16   $255.60        $ 22.56   $ 69.55   $119.16   $255.60
      optional BP                                105.12    147.26    182.02    281.30          25.12     77.26    132.02    281.30
      optional BPP                               106.66    151.86    189.67    296.42          26.66     81.86    139.67    296.42

Janus Aspen Series Global Technology Portfolio:
  Service Shares

      no additional riders                       102.87    140.48    170.71    258.72          22.87     70.48    120.71    258.72
      optional BP                                105.43    148.18    183.55    284.34          25.43     78.18    133.55    284.34
      optional BPP                               106.97    152.78    191.19    299.42          26.97     82.78    141.19    299.42

Janus Aspen Series Growth Portfolio: Service
  Shares

      no additional riders                       102.46    139.25    168.65    254.56          22.46     69.25    118.65    254.56
      optional BP                                105.02    146.95    181.51    280.29          25.02     76.95    131.51    280.29
      optional BPP                               106.56    151.56    189.16    295.42          26.56     81.56    139.16    295.42

MFS(R) Investors Trust Series - Service Class

      no additional riders                       104.92    146.64    181.00    279.27          24.92     76.64    131.00    279.27
      optional BP                                107.48    154.31    193.73    304.39          27.48     84.31    143.73    304.39
      optional BPP                               109.02    158.89    201.31    319.17          29.02     88.89    151.31    319.17

MFS(R) New Discovery Series - Service Class

      no additional riders                       106.56    151.56    189.16    295.42          26.56     81.56    139.16    295.42
      optional BP                                109.12    159.20    201.81    320.14          29.12     89.20    151.81    320.14
      optional BPP                               110.66    163.76    209.33    334.69          30.66     93.76    159.33    334.69

MFS(R) Total Return Series - Service Class

      no additional riders                       104.82    146.34    180.49    278.25          24.82     76.34    130.49    278.25
      optional BP                                107.38    154.01    193.22    303.40          27.38     84.01    143.22    303.40
      optional BPP                               108.92    158.59    200.80    318.19          28.92     88.59    150.80    318.19

MFS(R) Utilities Series - Service Class

      no additional riders                       105.23    147.57    182.53    282.32          25.23     77.57    132.53    282.32
      optional BP                                107.79    155.23    195.25    307.36          27.79     85.23    145.25    307.36
      optional BPP                               109.33    159.81    202.82    322.10          29.33     89.81    152.82    322.10

Putnam VT Growth and Income Fund - Class IB
  Shares

      no additional riders                       100.92    134.60    160.86    238.81          20.92     64.60    110.86    238.81
      optional BP                                103.48    142.33    173.81    264.93          23.48     72.33    123.81    264.93
      optional BPP                               105.02    146.95    181.51    280.29          25.02     76.95    131.51    280.29

Putnam VT International Growth Fund - Class
  IB Shares

      no additional riders                       105.33    147.87    183.04    283.33          25.33     77.87    133.04    283.33
      optional BP                                107.89    155.53    195.76    308.35          27.89     85.53    145.76    308.35
      optional BPP                               109.43    160.11    203.32    323.07          29.43     90.11    153.32    323.07

Putnam VT Vista Fund - Class IB Shares

      no additional riders                       102.56    139.55    169.16    255.60          22.56     69.55    119.16    255.60
      optional BP                                105.12    147.26    182.02    281.30          25.12     77.26    132.02    281.30
      optional BPP                               106.66    151.86    189.67    296.42          26.66     81.86    139.67    296.42

You would pay the following expenses on a $1,000 investment if you selected death benefit Option A (1.00% mortality and expense risk fee) and assuming a 5% annual return and ...


                                                     A TOTAL WITHDRAWAL AT THE              NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                      END OF EACH TIME PERIOD             PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS        1 YEAR    3 YEARS   5 YEARS   10 YEARS
AXP(R) Variable Portfolio - Cash Management
      Fund

      no additional riders                      $ 99.08   $129.01   $151.46   $219.61        $ 19.08   $ 59.01   $101.46   $219.61
      optional BP                                101.64    136.77    164.50    246.19          21.64     66.77    114.50    246.19
      optional BPP                               103.18    141.41    172.26    261.83          23.18     71.41    122.26    261.83

AXP(R) Variable Portfolio - Diversified Equity
      Income Fund

      no additional riders                       101.43    136.15    163.46    244.09          21.43     66.15    113.46    244.09
      optional BP                                104.00    143.87    176.38    270.07          24.00     73.87    126.38    270.07
      optional BPP                               105.53    148.49    184.07    285.35          25.53     78.49    134.07    285.35

AXP(R) Variable Portfolio - Emerging Markets
      Fund

      no additional riders                       110.04    161.94    206.33    328.90          30.04     91.94    156.33    328.90
      optional BP                                112.61    169.53    218.80    352.80          32.61     99.53    168.80    352.80
      optional BPP                               114.14    174.06    226.21    366.85          34.14    104.06    176.21    366.85

AXP(R) Variable Portfolio - Extra Income Fund

      no additional riders                       100.51    133.36    158.78    234.58          20.51     63.36    108.78    234.58
      optional BP                                103.07    141.10    171.75    260.79          23.07     71.10    121.75    260.79
      optional BPP                               104.61    145.72    179.46    276.21          24.61     75.72    129.46    276.21

AXP(R) Variable Portfolio - Managed Fund

      no additional riders                        99.90    131.50    155.65    228.19          19.90     61.50    105.65    228.19
      optional BP                                102.46    139.25    168.65    254.56          22.46     69.25    118.65    254.56
      optional BPP                               104.00    143.87    176.38    270.07          24.00     73.87    126.38    270.07

AXP(R) Variable Portfolio - NEW DIMENSIONS
      FUND(R)

      no additional riders                       100.20    132.43    157.22    231.39          20.20     62.43    107.22    231.39
      optional BP                                102.77    140.17    170.20    257.68          22.77     70.17    120.20    257.68
      optional BPP                               104.30    144.80    177.92    273.15          24.30     74.80    127.92    273.15

AXP(R) Variable Portfolio - S&P 500 Index Fund

      no additional riders                        97.13    123.09    141.46    198.97          17.13     53.09     91.46    198.97
      optional BP                                 99.69    130.88    154.60    226.05          19.69     60.88    104.60    226.05
      optional BPP                               101.23    135.53    162.42    241.98          21.23     65.53    112.42    241.98

AXP(R) Variable Portfolio - Small Cap
      Advantage Fund

      no additional riders                       104.00    143.87    176.38    270.07          24.00     73.87    126.38    270.07
      optional BP                                106.56    151.56    189.16    295.42          26.56     81.56    139.16    295.42
      optional BPP                               108.10    156.15    196.77    310.33          28.10     86.15    146.77    310.33

AIM V.I. Capital Appreciation Fund, Series I

      no additional riders                       100.82    134.29    160.34    237.76          20.82     64.29    110.34    237.76
      optional BP                                103.38    142.02    173.29    263.89          23.38     72.02    123.29    263.89
      optional BPP                               104.92    146.64    181.00    279.27          24.92     76.64    131.00    279.27

AIM V.I. Premier Equity Fund, Series I
(previously AIM V.I. Value Fund, Series I)

      no additional riders                       100.82    134.29    160.34    237.76          20.82     64.29    110.34    237.76
      optional BP                                103.38    142.02    173.29    263.89          23.38     72.02    123.29    263.89
      optional BPP                               104.92    146.64    181.00    279.27          24.92     76.64    131.00    279.27

Fidelity VIP Balanced Portfolio (Service Class)

      no additional riders                        98.97    128.70    150.94    218.53          18.97     58.70    100.94    218.53
      optional BP                                101.54    136.46    163.98    245.14          21.54     66.46    113.98    245.14
      optional BPP                               103.07    141.10    171.75    260.79          23.07     71.10    121.75    260.79

                                       12

                                                     A TOTAL WITHDRAWAL AT THE              NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                      END OF EACH TIME PERIOD             PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS        1 YEAR    3 YEARS   5 YEARS   10 YEARS
Fidelity VIP Growth & Income Portfolio
      (Service Class)

      no additional riders                      $ 99.08   $129.01   $151.46   $219.61        $ 19.08   $ 59.01   $101.46   $219.61
      optional BP                                101.64    136.77    164.50    246.19          21.64     66.77    114.50    246.19
      optional BPP                               103.18    141.41    172.26    261.83          23.18     71.41    122.26    261.83

Fidelity VIP Mid Cap Portfolio (Service Class)

      no additional riders                       100.20    132.43    157.22    231.39          20.20     62.43    107.22    231.39
      optional BP                                102.77    140.17    170.20    257.68          22.77     70.17    120.20    257.68
      optional BPP                               104.30    144.80    177.92    273.15          24.30     74.80    127.92    273.15

FTVIPT Franklin Small Cap Fund - Class 2

      no additional riders                       102.46    139.25    168.65    254.56          22.46     69.25    118.65    254.56
      optional BP                                105.02    146.95    181.51    280.29          25.02     76.95    131.51    280.29
      optional BPP                               106.56    151.56    189.16    295.42          26.56     81.56    139.16    295.42

FTVIPT Mutual Shares Securities Fund - Class 2

      no additional riders                       102.77    140.17    170.20    257.68          22.77     70.17    120.20    257.68
      optional BP                                105.33    147.87    183.04    283.33          25.33     77.87    133.04    283.33
      optional BPP                               106.87    152.47    190.69    298.42          26.87     82.47    140.69    298.42

FTVIPT Templeton Foreign Securities Fund -
      Class 2 (previously FTVIPT Templeton
      International Securities Fund - Class 2)

      no additional riders                       103.89    143.57    175.87    269.04          23.89     73.57    125.87    269.04
      optional BP                                106.46    151.25    188.65    294.42          26.46     81.25    138.65    294.42
      optional BPP                               107.99    155.84    196.26    309.34          27.99     85.84    146.26    309.34

Galaxy VIP Asset Allocation Fund

      no additional riders                       102.66    139.86    169.68    256.64          22.66     69.86    119.68    256.64
      optional BP                                105.23    147.57    182.53    282.32          25.23     77.57    132.53    282.32
      optional BPP                               106.76    152.17    190.18    297.42          26.76     82.17    140.18    297.42

Galaxy VIP Columbia High Yield Fund II

      no additional riders                       108.51    157.37    198.79    314.27          28.51     87.37    148.79    314.27
      optional BP                                111.07    164.98    211.33    338.53          31.07     94.98    161.33    338.53
      optional BPP                               112.61    169.53    218.80    352.80          32.61     99.53    168.80    352.80

Galaxy VIP Equity Fund

      no additional riders                       102.56    139.55    169.16    255.60          22.56     69.55    119.16    255.60
      optional BP                                105.12    147.26    182.02    281.30          25.12     77.26    132.02    281.30
      optional BPP                               106.66    151.86    189.67    296.42          26.66     81.86    139.67    296.42

Galaxy VIP Growth and Income Fund

      no additional riders                       106.56    151.56    189.16    295.42          26.56     81.56    139.16    295.42
      optional BP                                109.12    159.20    201.81    320.14          29.12     89.20    151.81    320.14
      optional BPP                               110.66    163.76    209.33    334.69          30.66     93.76    159.33    334.69

Galaxy VIP High Quality Bond Fund

      no additional riders                       100.92    134.60    160.86    238.81          20.92     64.60    110.86    238.81
      optional BP                                103.48    142.33    173.81    264.93          23.48     72.33    123.81    264.93
      optional BPP                               105.02    146.95    181.51    280.29          25.02     76.95    131.51    280.29

Galaxy VIP Small Company Growth Fund

      no additional riders                       108.51    157.37    198.79    314.27          28.51     87.37    148.79    314.27
      optional BP                                111.07    164.98    211.33    338.53          31.07     94.98    161.33    338.53
      optional BPP                               112.61    169.53    218.80    352.80          32.61     99.53    168.80    352.80

                                       13

                                                     A TOTAL WITHDRAWAL AT THE              NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                      END OF EACH TIME PERIOD             PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS        1 YEAR    3 YEARS   5 YEARS   10 YEARS
Janus Aspen Series Aggressive Growth Portfolio:
      Service Shares

      no additional riders                      $101.54   $136.46   $163.98   $245.14        $ 21.54   $ 66.46   $113.98   $245.14
      optional BP                                104.10    144.18    176.89    271.10          24.10     74.18    126.89    271.10
      optional BPP                               105.64    148.79    184.58    286.37          25.64     78.79    134.58    286.37

Janus Aspen Series Global Technology Portfolio:
      Service Shares

      no additional riders                       101.84    137.39    165.54    248.29          21.84     67.39    115.54    248.29
      optional BP                                104.41    145.11    178.43    274.17          24.41     75.11    128.43    274.17
      optional BPP                               105.94    149.72    186.11    289.39          25.94     79.72    136.11    289.39

Janus Aspen Series Growth Portfolio: Service
      Shares

      no additional riders                       101.43    136.15    163.46    244.09          21.43     66.15    113.46    244.09
      optional BP                                104.00    143.87    176.38    270.07          24.00     73.87    126.38    270.07
      optional BPP                               105.53    148.49    184.07    285.35          25.53     78.49    134.07    285.35

MFS(R) Investors Trust Series - Service Class

      no additional riders                       103.89    143.57    175.87    269.04          23.89     73.57    125.87    269.04
      optional BP                                106.46    151.25    188.65    294.42          26.46     81.25    138.65    294.42
      optional BPP                               107.99    155.84    196.26    309.34          27.99     85.84    146.26    309.34

MFS(R) New Discovery Series - Service Class

      no additional riders                       105.53    148.49    184.07    285.35          25.53     78.49    134.07    285.35
      optional BP                                108.10    156.15    196.77    310.33          28.10     86.15    146.77    310.33
      optional BPP                               109.63    160.72    204.32    325.02          29.63     90.72    154.32    325.02

MFS(R) Total Return Series - Service Class

      no additional riders                       103.79    143.26    175.35    268.02          23.79     73.26    125.35    268.02
      optional BP                                106.35    150.94    188.14    293.41          26.35     80.94    138.14    293.41
      optional BPP                               107.89    155.53    195.76    308.35          27.89     85.53    145.76    308.35

MFS(R) Utilities Series - Service Class

      no additional riders                       104.20    144.49    177.41    272.12          24.20     74.49    127.41    272.12
      optional BP                                106.76    152.17    190.18    297.42          26.76     82.17    140.18    297.42
      optional BPP                               108.30    156.76    197.78    312.30          28.30     86.76    147.78    312.30

Putnam VT Growth and Income Fund - Class IB
      Shares

      no additional riders                        99.90    131.50    155.65    228.19          19.90     61.50    105.65    228.19
      optional BP                                102.46    139.25    168.65    254.56          22.46     69.25    118.65    254.56
      optional BPP                               104.00    143.87    176.38    270.07          24.00     73.87    126.38    270.07

Putnam VT International Growth Fund - Class IB
      Shares

      no additional riders                       104.30    144.80    177.92    273.15          24.30     74.80    127.92    273.15
      optional BP                                106.87    152.47    190.69    298.42          26.87     82.47    140.69    298.42
      optional BPP                               108.40    157.06    198.28    313.28          28.40     87.06    148.28    313.28

Putnam VT Vista Fund - Class IB Shares

      no additional riders                       101.54    136.46    163.98    245.14          21.54     66.46    113.98    245.14
      optional BP                                104.10    144.18    176.89    271.10          24.10     74.18    126.89    271.10
      optional BPP                               105.64    148.79    184.58    286.37          25.64     78.79    134.58    286.37



* In these examples, the $30 contract administrative charge is approximated as a 0.031% charge based on our average contract size. Premium taxes imposed by some state and local governments are not reflected in this table. We entered into certain arrangements under which we are compensated by the funds' advisers and/or distributors for the administrative services we provide to the funds.



YOU SHOULD NOT CONSIDER THESE EXAMPLES AS REPRESENTATIONS OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

CONDENSED FINANCIAL INFORMATION
(UNAUDITED)

The following tables give per-unit information about the financial history of each subaccount.


YEAR ENDED DEC. 31,                                                                                     2001      2000     1999
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PCMG1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                                        $  1.05    $ 1.01    $1.00
Accumulation unit value at end of period                                                              $  1.08    $ 1.05    $1.01
Number of accumulation units outstanding at end of period (000 omitted)                                 2,250        --       --
Ratio of operating expense to average net assets                                                         1.25%     1.25%    1.25%
Simple yield(3)                                                                                          0.37%     4.70%      --
Compound yield(3)                                                                                        0.37%     4.81%      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PCMG2(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                                        $  1.05    $ 1.01    $1.00
Accumulation unit value at end of period                                                              $  1.08    $ 1.05    $1.01
Number of accumulation units outstanding at end of period (000 omitted)                                   284        --       --
Ratio of operating expense to average net assets                                                         1.15%     1.15%    1.15%
Simple yield(3)                                                                                          0.46%     4.58%      --
Compound yield(3)                                                                                        0.46%     4.68%      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PDEI1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
 DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                                        $  1.00    $ 1.02    $1.00
Accumulation unit value at end of period                                                              $  1.01    $ 1.00    $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                   342       244       --
Ratio of operating expense to average net assets                                                         1.25%     1.25%    1.25%
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PDEI2(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO -
 DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                                        $  1.00    $ 1.02    $1.00
Accumulation unit value at end of period                                                              $  1.01    $ 1.00    $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                    26        --       --
Ratio of operating expense to average net assets                                                         1.15%     1.15%    1.15%
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PEMK1(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                                                        $  0.92    $ 1.00       --
Accumulation unit value at end of period                                                              $  0.90    $ 0.92       --
Number of accumulation units outstanding at end of period (000 omitted)                                    35        --       --
Ratio of operating expense to average net assets                                                         1.25%     1.25%      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PEMK2(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                                                        $  0.92    $ 1.00       --
Accumulation unit value at end of period                                                              $  0.90    $ 0.92       --
Number of accumulation units outstanding at end of period (000 omitted)                                    11        --       --
Ratio of operating expense to average net assets                                                         1.15%     1.15%      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PEXI1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at beginning of period                                                        $  0.92    $ 1.03    $1.00
Accumulation unit value at end of period                                                              $  0.96    $ 0.92    $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                   821       278       --
Ratio of operating expense to average net assets                                                         1.25%     1.25%    1.25%
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PEXI2(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at beginning of period                                                        $  0.92    $ 1.03    $1.00
Accumulation unit value at end of period                                                              $  0.96    $ 0.92    $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                    40        --       --
Ratio of operating expense to average net assets                                                         1.15%     1.15%    1.15%
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PMGD1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                                                        $  1.04    $ 1.08    $1.00
Accumulation unit value at end of period                                                              $  0.92    $ 1.04    $1.08
Number of accumulation units outstanding at end of period (000 omitted)                                   151         5       --
Ratio of operating expense to average net assets                                                         1.25%     1.25%    1.25%
------------------------------------------------------------------------------------------------------------------------------------

                                       15

YEAR ENDED DEC. 31,                                                                                     2001      2000     1999
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PMGD2(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                                                        $  1.04    $ 1.08    $1.00
Accumulation unit value at end of period                                                              $  0.92    $ 1.04    $1.08
Number of accumulation units outstanding at end of period (000 omitted)                                   173         1       --
Ratio of operating expense to average net assets                                                         1.15%     1.15%    1.15%
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PNDM1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - New Dimensions Fund(R))
Accumulation unit value at beginning of period                                                        $  1.03    $ 1.15    $1.00
Accumulation unit value at end of period                                                              $  0.85    $ 1.03    $1.15
Number of accumulation units outstanding at end of period (000 omitted)                                 3,478     1,937       --
Ratio of operating expense to average net assets                                                         1.25%     1.25%    1.25%
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PNDM2(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - New Dimensions Fund(R))
Accumulation unit value at beginning of period                                                        $  1.04    $ 1.15    $1.00
Accumulation unit value at end of period                                                              $  0.85    $ 1.04    $1.15
Number of accumulation units outstanding at end of period (000 omitted)                                    58         9       --
Ratio of operating expense to average net assets                                                         1.15%     1.15%    1.15%
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PSPF1(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500
INDEX FUND)
Accumulation unit value at beginning of period                                                        $  0.94    $ 1.00       --
Accumulation unit value at end of period                                                              $  0.82    $ 0.94       --
Number of accumulation units outstanding at end of period (000 omitted)                                   450        --       --
Ratio of operating expense to average net assets                                                         1.25%     1.25%      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PSPF2(4) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - S&P 500
INDEX FUND)
Accumulation unit value at beginning of period                                                        $  0.94    $ 1.00       --
Accumulation unit value at end of period                                                              $  0.82    $ 0.94       --
Number of accumulation units outstanding at end of period (000 omitted)                                   162        --       --
Ratio of operating expense to average net assets                                                         1.15%     1.15%      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PSCA1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                                        $  1.14    $ 1.11    $1.00
Accumulation unit value at end of period                                                              $  1.06    $ 1.14    $1.11
Number of accumulation units outstanding at end of period (000 omitted)                                   276        85       --
Ratio of operating expense to average net assets                                                         1.25%     1.25%    1.25%
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PSCA2(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                                        $  1.15    $ 1.11    $1.00
Accumulation unit value at end of period                                                              $  1.06    $ 1.15    $1.11
Number of accumulation units outstanding at end of period (000 omitted)                                    11        --       --
Ratio of operating expense to average net assets                                                         1.15%     1.15%    1.15%
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PCAP1(1) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES I)
Accumulation unit value at beginning of period                                                        $  1.11    $ 1.26    $1.00
Accumulation unit value at end of period                                                              $  0.84    $ 1.11    $1.26
Number of accumulation units outstanding at end of period (000 omitted)                                 3,345     1,103       --
Ratio of operating expense to average net assets                                                         1.25%     1.25%    1.25%
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PCAP2(2) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES I)
Accumulation unit value at beginning of period                                                        $  1.11    $ 1.26    $1.00
Accumulation unit value at end of period                                                              $  0.84    $ 1.11    $1.26
Number of accumulation units outstanding at end of period (000 omitted)                                    78        29       --
Ratio of operating expense to average net assets                                                         1.15%     1.15%    1.15%
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PVAL1(1) (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES I)
(PREVIOUSLY AIM V.I. VALUE FUND, SERIES I)
Accumulation unit value at beginning of period                                                        $  0.94    $ 1.11    $1.00
Accumulation unit value at end of period                                                              $  0.81    $ 0.94    $1.11
Number of accumulation units outstanding at end of period (000 omitted)                                10,352     4,769       --
Ratio of operating expense to average net assets                                                         1.25%     1.25%    1.25%
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PVAL2(2) (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES I)
(PREVIOUSLY AIM V.I. VALUE FUND, SERIES I)
Accumulation unit value at beginning of period                                                        $  0.94    $ 1.11    $1.00
Accumulation unit value at end of period                                                              $  0.81    $ 0.94    $1.11
Number of accumulation units outstanding at end of period (000 omitted)                                   274        --       --
Ratio of operating expense to average net assets                                                         1.15%     1.15%    1.15%
------------------------------------------------------------------------------------------------------------------------------------

                                       16

YEAR ENDED DEC. 31,                                                                                     2001      2000     1999
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PBAL1(1) (INVESTING IN SHARES OF FIDELITY VIP BALANCED PORTFOLIO (SERVICE CLASS))
Accumulation unit value at beginning of period                                                        $  0.96    $ 1.02    $1.00
Accumulation unit value at end of period                                                              $  0.93    $ 0.96    $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                   350        66       --
Ratio of operating expense to average net assets                                                         1.25%     1.25%    1.25%
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PBAL2(2) (INVESTING IN SHARES OF FIDELITY VIP BALANCED PORTFOLIO (SERVICE CLASS))
Accumulation unit value at beginning of period                                                        $  0.96    $ 1.02    $1.00
Accumulation unit value at end of period                                                              $  0.93    $ 0.96    $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                    59        --       --
Ratio of operating expense to average net assets                                                         1.15%     1.15%    1.15%
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PGRI1(1) (INVESTING IN SHARES OF FIDELITY VIP GROWTH & INCOME PORTFOLIO (SERVICE CLASS))
Accumulation unit value at beginning of period                                                        $  0.98    $ 1.03    $1.00
Accumulation unit value at end of period                                                              $  0.88    $ 0.98    $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                   425        85       --
Ratio of operating expense to average net assets                                                         1.25%     1.25%    1.25%
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PGRI2(2) (INVESTING IN SHARES OF FIDELITY VIP GROWTH & INCOME PORTFOLIO (SERVICE CLASS))
Accumulation unit value at beginning of period                                                        $  0.98    $ 1.03    $1.00
Accumulation unit value at end of period                                                              $  0.88    $ 0.98    $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                    90         3       --
Ratio of operating expense to average net assets                                                         1.15%     1.15%    1.15%
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PMDC1(1) (INVESTING IN SHARES OF FIDELITY VIP MID CAP PORTFOLIO (SERVICE CLASS))
Accumulation unit value at beginning of period                                                        $  1.63    $ 1.24    $1.00
Accumulation unit value at end of period                                                              $  1.56    $ 1.63    $1.24
Number of accumulation units outstanding at end of period (000 omitted)                                 1,254       206       --
Ratio of operating expense to average net assets                                                         1.25%     1.25%    1.25%
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PMDC2(2) (INVESTING IN SHARES OF FIDELITY VIP MID CAP PORTFOLIO (SERVICE CLASS))
Accumulation unit value at beginning of period                                                        $  1.63    $ 1.24    $1.00
Accumulation unit value at end of period                                                              $  1.56    $ 1.63    $1.24
Number of accumulation units outstanding at end of period (000 omitted)                                   202        11       --
Ratio of operating expense to average net assets                                                         1.15%     1.15%    1.15%
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PSMC1(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                                                        $  1.21    $ 1.43    $1.00
Accumulation unit value at end of period                                                              $  1.01    $ 1.21    $1.43
Number of accumulation units outstanding at end of period (000 omitted)                                 2,844       855       --
Ratio of operating expense to average net assets                                                         1.25%     1.25%    1.25%
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PSMC2(2) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                                                        $  1.21    $ 1.43    $1.00
Accumulation unit value at end of period                                                              $  1.01    $ 1.21    $1.43
Number of accumulation units outstanding at end of period (000 omitted)                                   261        21       --
Ratio of operating expense to average net assets                                                         1.15%     1.15%    1.15%
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PMSS1(1) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                                        $  1.16    $ 1.03    $1.00
Accumulation unit value at end of period                                                              $  1.22    $ 1.16    $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                   252        --       --
Ratio of operating expense to average net assets                                                         1.25%     1.25%    1.25%
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PMSS2(2) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                                        $  1.16    $ 1.03    $1.00
Accumulation unit value at end of period                                                              $  1.22    $ 1.16    $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                    63         5       --
Ratio of operating expense to average net assets                                                         1.15%     1.15%    1.15%
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PINT1(1),(5) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
(PREVIOUSLY FTVIPT TEMPLETON INTERNATIONAL SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                                        $  1.09    $ 1.13    $1.00
Accumulation unit value at end of period                                                              $  0.90    $ 1.09    $1.13
Number of accumulation units outstanding at end of period (000 omitted)                                   145        16       --
Ratio of operating expense to average net assets                                                         1.25%     1.25%    1.25%
------------------------------------------------------------------------------------------------------------------------------------

                                       17

YEAR ENDED DEC. 31,                                                                                     2001      2000     1999
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PINT2(2),(5) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
(PREVIOUSLY FTVIPT TEMPLETON INTERNATIONAL SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                                        $  1.09    $ 1.13    $1.00
Accumulation unit value at end of period                                                              $  0.90    $ 1.09    $1.13
Number of accumulation units outstanding at end of period (000 omitted)                                    29        12       --
Ratio of operating expense to average net assets                                                         1.15%     1.15%    1.15%
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PGAA1(4) (INVESTING IN SHARES OF GALAXY VIP ASSET ALLOCATION FUND)
Accumulation unit value at beginning of period                                                        $  0.96    $ 1.00       --
Accumulation unit value at end of period                                                              $  0.88    $ 0.96       --
Number of accumulation units outstanding at end of period (000 omitted)                                   877        --       --
Ratio of operating expense to average net assets                                                         1.25%     1.25%      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PGAA2(4) (INVESTING IN SHARES OF GALAXY VIP ASSET ALLOCATION FUND)
Accumulation unit value at beginning of period                                                        $  0.96    $ 1.00       --
Accumulation unit value at end of period                                                              $  0.88    $ 0.96       --
Number of accumulation units outstanding at end of period (000 omitted)                                   262        --       --
Ratio of operating expense to average net assets                                                         1.15%     1.15%      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PCHY1(4) (INVESTING IN SHARES OF GALAXY VIP COLUMBIA HIGH YIELD FUND II)
Accumulation unit value at beginning of period                                                        $  1.02    $ 1.00       --
Accumulation unit value at end of period                                                              $  1.07    $ 1.02       --
Number of accumulation units outstanding at end of period (000 omitted)                                   271        --       --
Ratio of operating expense to average net assets                                                         1.25%     1.25%      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PCHY2(4) (INVESTING IN SHARES OF GALAXY VIP COLUMBIA HIGH YIELD FUND II)
Accumulation unit value at beginning of period                                                        $  1.02    $ 1.00       --
Accumulation unit value at end of period                                                              $  1.07    $ 1.02       --
Number of accumulation units outstanding at end of period (000 omitted)                                    72        --       --
Ratio of operating expense to average net assets                                                         1.15%     1.15%      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PEQU1(4) (INVESTING IN SHARES OF GALAXY VIP EQUITY FUND)
Accumulation unit value at beginning of period                                                        $  0.95    $ 1.00       --
Accumulation unit value at end of period                                                              $  0.77    $ 0.95       --
Number of accumulation units outstanding at end of period (000 omitted)                                   641        12       --
Ratio of operating expense to average net assets                                                         1.25%     1.25%      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PEQU2(4) (INVESTING IN SHARES OF GALAXY VIP EQUITY FUND)
Accumulation unit value at beginning of period                                                        $  0.95    $ 1.00       --
Accumulation unit value at end of period                                                              $  0.77    $ 0.95       --
Number of accumulation units outstanding at end of period (000 omitted)                                   309         2       --
Ratio of operating expense to average net assets                                                         1.15%     1.15%      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PGGI1(4) (INVESTING IN SHARES OF GALAXY VIP GROWTH AND INCOME FUND)
Accumulation unit value at beginning of period                                                        $  1.04    $ 1.00       --
Accumulation unit value at end of period                                                              $  0.99    $ 1.04       --
Number of accumulation units outstanding at end of period (000 omitted)                                   168        --       --
Ratio of operating expense to average net assets                                                         1.25%     1.25%      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PGGI2(4) (INVESTING IN SHARES OF GALAXY VIP GROWTH AND INCOME FUND)
Accumulation unit value at beginning of period                                                        $  1.04    $ 1.00       --
Accumulation unit value at end of period                                                              $  0.99    $ 1.04       --
Number of accumulation units outstanding at end of period (000 omitted)                                   156        --       --
Ratio of operating expense to average net assets                                                         1.15%     1.15%      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PHQB1(4) (INVESTING IN SHARES OF GALAXY VIP HIGH QUALITY BOND FUND)
Accumulation unit value at beginning of period                                                        $  1.04    $ 1.00       --
Accumulation unit value at end of period                                                              $  1.10    $ 1.04       --
Number of accumulation units outstanding at end of period (000 omitted)                                   859        --       --
Ratio of operating expense to average net assets                                                         1.25%     1.25%      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PHQB2(4) (INVESTING IN SHARES OF GALAXY VIP HIGH QUALITY BOND FUND)
Accumulation unit value at beginning of period                                                        $  1.04    $ 1.00       --
Accumulation unit value at end of period                                                              $  1.10    $ 1.04       --
Number of accumulation units outstanding at end of period (000 omitted)                                   862        --       --
Ratio of operating expense to average net assets                                                         1.15%     1.15%      --
------------------------------------------------------------------------------------------------------------------------------------

                                       18

YEAR ENDED DEC. 31,                                                                                     2001      2000     1999
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PSCG1(4) (INVESTING IN SHARES OF GALAXY VIP SMALL COMPANY GROWTH FUND)
Accumulation unit value at beginning of period                                                        $  0.95    $ 1.00       --
Accumulation unit value at end of period                                                              $  0.94    $ 0.95       --
Number of accumulation units outstanding at end of period (000 omitted)                                   117        17       --
Ratio of operating expense to average net assets                                                         1.25%     1.25%      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PSCG2(4) (INVESTING IN SHARES OF GALAXY VIP SMALL COMPANY GROWTH FUND)
Accumulation unit value at beginning of period                                                        $  0.95    $ 1.00       --
Accumulation unit value at end of period                                                              $  0.94    $ 0.95       --
Number of accumulation units outstanding at end of period (000 omitted)                                    19        --       --
Ratio of operating expense to average net assets                                                         1.15%     1.15%      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PJAG1(4) (INVESTING IN SHARES OF JANUS ASPEN SERIES AGGRESSIVE GROWTH PORTFOLIO:
  SERVICE SHARES)
Accumulation unit value at beginning of period                                                        $  0.76    $ 1.00       --
Accumulation unit value at end of period                                                              $  0.45    $ 0.76       --
Number of accumulation units outstanding at end of period (000 omitted)                                   291        --       --
Ratio of operating expense to average net assets                                                         1.25%     1.25%      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PJAG2(4) (INVESTING IN SHARES OF JANUS ASPEN SERIES AGGRESSIVE GROWTH PORTFOLIO:
  SERVICE SHARES)
Accumulation unit value at beginning of period                                                        $  0.76    $ 1.00       --
Accumulation unit value at end of period                                                              $  0.46    $ 0.76       --
Number of accumulation units outstanding at end of period (000 omitted)                                   188        --       --
Ratio of operating expense to average net assets                                                         1.15%     1.15%      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PJGT1(4) (INVESTING IN SHARES OF JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO:
  SERVICE SHARES)
Accumulation unit value at beginning of period                                                        $  0.72    $ 1.00       --
Accumulation unit value at end of period                                                              $  0.45    $ 0.72       --
Number of accumulation units outstanding at end of period (000 omitted)                                   129        --       --
Ratio of operating expense to average net assets                                                         1.25%     1.25%      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PJGT2(4) (INVESTING IN SHARES OF JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO:
  SERVICE SHARES)
Accumulation unit value at beginning of period                                                        $  0.72    $ 1.00       --
Accumulation unit value at end of period                                                              $  0.45    $ 0.72       --
Number of accumulation units outstanding at end of period (000 omitted)                                    27        --       --
Ratio of operating expense to average net assets                                                         1.15%     1.15%      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PJGP1(4) (INVESTING IN SHARES OF JANUS ASPEN SERIES GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                                                        $  0.87    $ 1.00       --
Accumulation unit value at end of period                                                              $  0.64    $ 0.87       --
Number of accumulation units outstanding at end of period (000 omitted)                                   601        --       --
Ratio of operating expense to average net assets                                                         1.25%     1.25%      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PJGP2(4) (INVESTING IN SHARES OF JANUS ASPEN SERIES GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                                                        $  0.87    $ 1.00       --
Accumulation unit value at end of period                                                              $  0.64    $ 0.87       --
Number of accumulation units outstanding at end of period (000 omitted)                                   239        --       --
Ratio of operating expense to average net assets                                                         1.15%     1.15%      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PSGI1(4) (INVESTING IN SHARES OF MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                                        $  0.99    $ 1.00       --
Accumulation unit value at end of period                                                              $  0.82    $ 0.99       --
Number of accumulation units outstanding at end of period (000 omitted)                                   324        16       --
Ratio of operating expense to average net assets                                                         1.25%     1.25%      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PSGI2(4) (INVESTING IN SHARES OF MFS(R) INVESTORS TRUST SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                                        $  0.99    $ 1.00       --
Accumulation unit value at end of period                                                              $  0.82    $ 0.99       --
Number of accumulation units outstanding at end of period (000 omitted)                                   110        --       --
Ratio of operating expense to average net assets                                                         1.15%     1.15%      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PSND1(6) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                                        $  0.93    $ 1.00       --
Accumulation unit value at end of period                                                              $  0.87    $ 0.93       --
Number of accumulation units outstanding at end of period (000 omitted)                                   293        35       --
Ratio of operating expense to average net assets                                                         1.25%     1.25%      --
------------------------------------------------------------------------------------------------------------------------------------

                                       19

YEAR ENDED DEC. 31,                                                                                     2001      2000     1999
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PSND2(4) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                                        $  0.93    $ 1.00       --
Accumulation unit value at end of period                                                              $  0.87    $ 0.93       --
Number of accumulation units outstanding at end of period (000 omitted)                                    11        --       --
Ratio of operating expense to average net assets                                                         1.15%     1.15%      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PSTR1(6) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                                        $  1.06    $ 1.00       --
Accumulation unit value at end of period                                                              $  1.05    $ 1.06       --
Number of accumulation units outstanding at end of period (000 omitted)                                 1,861        23       --
Ratio of operating expense to average net assets                                                         1.25%     1.25%      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PSTR2(4) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                                        $  1.06    $ 1.00       --
Accumulation unit value at end of period                                                              $  1.05    $ 1.06       --
Number of accumulation units outstanding at end of period (000 omitted)                                   248         2       --
Ratio of operating expense to average net assets                                                         1.15%     1.15%      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PSUT1(4) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                                        $  1.01    $ 1.00       --
Accumulation unit value at end of period                                                              $  0.75    $ 1.01       --
Number of accumulation units outstanding at end of period (000 omitted)                                   126         7       --
Ratio of operating expense to average net assets                                                         1.25%     1.25%      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PSUT2(4) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                                                        $  1.01    $ 1.00       --
Accumulation unit value at end of period                                                              $  0.75    $ 1.01       --
Number of accumulation units outstanding at end of period (000 omitted)                                    61        --       --
Ratio of operating expense to average net assets                                                         1.15%     1.15%      --
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PGIN1(1) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                                        $  1.03    $ 0.97    $1.00
Accumulation unit value at end of period                                                              $  0.95    $ 1.03    $0.97
Number of accumulation units outstanding at end of period (000 omitted)                                   963       146       --
Ratio of operating expense to average net assets                                                         1.25%     1.25%    1.25%
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PGIN2(2) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                                        $  1.03    $ 0.97    $1.00
Accumulation unit value at end of period                                                              $  0.96    $ 1.03    $0.97
Number of accumulation units outstanding at end of period (000 omitted)                                   320        59       --
Ratio of operating expense to average net assets                                                         1.15%     1.15%    1.15%
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PIGR1(1) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                                        $  1.15    $ 1.29    $1.00
Accumulation unit value at end of period                                                              $  0.90    $ 1.15    $1.29
Number of accumulation units outstanding at end of period (000 omitted)                                 4,731     2,474       --
Ratio of operating expense to average net assets                                                         1.25%     1.25%    1.25%
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PIGR2(2) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                                        $  1.15    $ 1.29    $1.00
Accumulation unit value at end of period                                                              $  0.90    $ 1.15    $1.29
Number of accumulation units outstanding at end of period (000 omitted)                                   173        30       --
Ratio of operating expense to average net assets                                                         1.15%     1.15%    1.15%
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PVIS1(1) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                                        $  1.23    $ 1.30    $1.00
Accumulation unit value at end of period                                                              $  0.81    $ 1.23    $1.30
Number of accumulation units outstanding at end of period (000 omitted)                                 4,035     1,798       --
Ratio of operating expense to average net assets                                                         1.25%     1.25%    1.25%
------------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PVIS2(2) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                                        $  1.23    $ 1.30    $1.00
Accumulation unit value at end of period                                                              $  0.81    $ 1.23    $1.30
Number of accumulation units outstanding at end of period (000 omitted)                                   104        19       --
Ratio of operating expense to average net assets                                                         1.15%     1.15%    1.15%
------------------------------------------------------------------------------------------------------------------------------------



(1) Operations commenced on Nov. 9, 1999.

(2) Operations commenced on Nov. 11, 1999.
(3) Net of annual contract administrative charge and mortality and expense risk fee.
(4) Operations commenced on Oct. 23, 2000.

(5) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into FTVIPT Foreign Securities Fund - Class 2 as of April 30, 2002.
(6) Operations commenced on May 30, 2000.

FINANCIAL STATEMENTS


You can find the audited financial statements of the subaccounts with financial history in the SAI. You can find our audited financial statements later in this prospectus.


PERFORMANCE INFORMATION


Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.


We include non-recurring charges (such as withdrawal charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

We may show total return quotations by means of schedules, charts or graphs. Total return figures reflect deduction of the following charges:

-  contract administrative charge,

-  variable account administrative charge,

-  applicable mortality and expense risk fee,


-  Benefit Protector Plus fee, and


- withdrawal charge (assuming a full withdrawal at the end of the illustrated period).


We may also show optional total return quotations that reflect deduction of the Benefit Protector fee.


We also show optional total return quotations that do not reflect a withdrawal charge deduction (assuming no withdrawal), or fees for any of the optional features.

AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

CUMULATIVE TOTAL RETURN is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

ANNUALIZED SIMPLE YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

ANNUALIZED COMPOUND YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

ANNUALIZED YIELD (FOR SUBACCOUNTS INVESTING IN INCOME FUNDS) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.

THE VARIABLE ACCOUNT AND THE FUNDS


You may allocate purchase payments and transfers to any or all of the subaccounts of the variable account that invest in shares of the following funds:



------------------------------------------------------------------------------------------------------------------------------------
 SUBACCOUNT  INVESTING IN                    INVESTMENT OBJECTIVES AND POLICIES              INVESTMENT ADVISER OR MANAGER
------------------------------------------------------------------------------------------------------------------------------------
PCMG1        AXP(R) Variable Portfolio -     Objective: maximum current income               IDS Life Insurance Company  (IDS
PCMG2        Cash Management Fund            consistent with liquidity and stability of      Life), investment manager; American
                                             of principal. Invests primarily in money        Express  Financial Corporation (AEFC),
                                             market securities.                              investment adviser.

PDEI1        AXP(R) Variable Portfolio -     Objective: a high level of current income       IDS Life, investment manager; AEFC,
PDEI2        Diversified Equity Income Fund  and,  as a secondary goal, steady growth of     investment adviser.
                                             capital. Invests primarily in dividend-paying
                                             common and preferred stocks.

PEMK1        AXP(R) Variable Portfolio -     Objective: long-term capital growth. Invests    IDS Life, investment manager;
PEMK2        Emerging Markets Fund           primarily in equity securities of companies     AEFC, investment adviser; American
                                             in emerging market countries.                   Express Asset Management International,
                                                                                             Inc., a wholly-owned subsidiary of
                                                                                             AEFC, is the sub-adviser.

PEXI1        AXP(R) Variable Portfolio -     Objective: high current income, with capital    IDS Life, investment manager; AEFC,
PEXI2        Extra Income Fund               growth as a secondary objective. Invests        investment adviser.
                                             primarily in high-yielding, high-risk
                                             corporate bonds (junk bonds) issued by U.S.
                                             and foreign companies and governments.

PMGD1        AXP(R) Variable Portfolio -     Objective: maximum total investment return      IDS Life, investment manager; AEFC,
PMGD2        Managed Fund                    through a combination of capital growth         investment adviser.
                                             and current income. Invests primarily in a
                                             combination of common and preferred stocks,
                                             convertible securities, bonds and other debt
                                             securities.

PNDM1        AXP(R) Variable Portfolio -     Objective: long-term growth of capital.         IDS Life, investment manager; AEFC,
PNDM2        NEW DIMENSIONS FUND(R)          Invests primarily in common stocks showing      investment adviser.
                                             potential for significant growth.

PSPF1        AXP(R) Variable Portfolio -     Objective: long-term capital appreciation.      IDS Life, investment manager; AEFC,
PSPF2        S&P 500 Index Fund              Non-diversified fund that invests primarily     investment adviser.
                                             in securities that are expected to provide
                                             investment results that correspond to the
                                             performance of the S&P 500 Index.

PSCA1        AXP(R) Variable Portfolio -     Objective: long-term capital growth. Invests    IDS Life, investment manager; AEFC,
PSCA2        Small Cap Advantage Fund        primarily in equity stocks of small             investment adviser, Kenwood Capital
                                             companies that are often included in the        Management LLC, sub-adviser.
                                             Russell 2000 Index and/or have market
                                             capitalization under $2 billion.

PCAP1        AIM V.I. Capital                Objective: growth of capital. Invests           A I M Advisors, Inc.
PCAP2        Appreciation Fund, Series I     principally in common stocks of companies
                                             likely to benefit from new or innovative
                                             products, services or processes as well as
                                             those with above-average growth and excellent
                                             prospects for future growth.
------------------------------------------------------------------------------------------------------------------------------------

                                       22

------------------------------------------------------------------------------------------------------------------------------------
 SUBACCOUNT  INVESTING IN                    INVESTMENT OBJECTIVES AND POLICIES              INVESTMENT ADVISER OR MANAGER
------------------------------------------------------------------------------------------------------------------------------------
PVAL1        AIM V.I. Premier Equity         Objective: long-term growth of capital with     A I M Advisors, Inc.
PVAL2        Fund, Series I                  income as a secondary objective. Invests
             (previously AIM V.I. Value      normally at least 80% of its net assets,
             Fund, Series I)                 plus the amount of any borrowing for investment
                                             purposes, in equity securities including
                                             convertible securities. The fund may also
                                             invest in preferred stocks and debt
                                             instruments that have prospects for growth of
                                             capital.

PBAL1        Fidelity VIP Balanced           Strategy: income and growth of capital.         Fidelity Management & Research
PBAL2        Portfolio (Service Class)       Invests primarily in a diversified portfolio    Company (FMR), investment manager;
                                             of equity and fixed-income securities with      FMR U.K., FMR Far East and Fidelity
                                             income, growth of income, and capital           Investments Money Market Management
                                             appreciation potential.                         Inc. (FIMM), sub-investment advisers.

PGRI1        Fidelity VIP Growth & Income    Strategy: high total return through a           FMR, investment manager;  FMR
PGRI2        Portfolio (Service Class)       combination of current income and capital       U.K. and FMR Far East, sub-investment
                                             appreciation. Normally invests a majority of    advisers.
                                             assets in common stocks with a focus on those
                                             that pay current dividends and show potential
                                             for capital appreciation.

PMDC1        Fidelity VIP Mid Cap            Strategy: long-term growth of capital.          FMR, investment manager;  FMR U.K.
PMDC2        Portfolio (Service Class)       Normally invests at least 80% of assets in      and FMR Far East, sub-investment
                                             securities of companies with medium market      advisers.
                                             capitalization common stocks.

PSMC1        FTVIPT Franklin Small Cap       Objective: long-term capital growth. Invests    Franklin Advisers, Inc.
PSMC2        Fund - Class 2                  at least 80% of its net assets in investments
                                             of U.S. small capitalization (small cap)
                                             companies with market cap values not
                                             exceeding (i) $1.5 billion, or (ii) the highest
                                             market cap value in the Russell(R) 2000 Index,
                                             whichever is greater, at the time of purchase.
                                             The manager may continue to hold an investment
                                             for further growth opportunities even if the
                                             company is no longer small cap.

PMSS1        FTVIPT Mutual Shares            Objective: capital appreciation with income     Franklin Mutual Advisers, LLC
PMSS2        Securities Fund - Class 2       as a secondary goal. Invests primarily in
                                             equity securities of companies that the manager
                                             believes are available at market prices less
                                             than their value based on certain recognized
                                             or objective criteria (intrinsic value).

PINT1        FTVIPT Templeton Foreign        Objective: long-term capital                    Templeton Investment Counsel, LLC
PINT2        Securities Fund - Class 2       growth. Invests at least 80% of
             (previously FTVIPT Templeton    its net assets in foreign
             International Securities Fund   securities, including those in
             - Class 2. FTVIPT Templeton     emerging markets.
             International Smaller Companies
             Fund - Class 2 merged into this
             fund as of April 30, 2002.)

PGAA1        Galaxy VIP Asset Allocation     Objective: high total return. Invests           Fleet Investments Advisor Inc. (Fleet),
PGAA2        Fund                            primarily  in a diversified portfolio of        investment adviser.
                                             equity, bond, and short-term obligations.
------------------------------------------------------------------------------------------------------------------------------------

                                       23

------------------------------------------------------------------------------------------------------------------------------------
 SUBACCOUNT  INVESTING IN                    INVESTMENT OBJECTIVES AND POLICIES              INVESTMENT ADVISER OR MANAGER
------------------------------------------------------------------------------------------------------------------------------------
PCHY1        Galaxy VIP Columbia High        Objective: high level of current income with    Columbia Management Co. (Columbia),
PCHY2        Yield Fund II                   capital appreciation as a secondary objective.  investment adviser.
                                             Invests primarily in high-yielding "junk bonds"
                                             corporate debt securities, such as bonds,
                                             debentures and notes.

PEQU1        Galaxy VIP Equity Fund          Objective: long-term growth of capital.         Fleet Investment Advisors Inc.,
PEQU2                                        Invests primarily in stocks of companies that   investment adviser.
                                             the Fund's investment advisor believes have
                                             above-average earnings potential.

PGGI1        Galaxy VIP Growth and Income    Objective: relatively high total return         Fleet Investment Advisors Inc.,
PGGI2        Fund                            through long-term capital appreciation and      investment adviser.
                                             current income. Invests primarily in common
                                             stocks of U.S. companies with large market
                                             capitalization.

PHQB1        Galaxy VIP High Quality Bond    Objective: high level of current income         Fleet Investment Advisors Inc.,
PHQB2        Fund                            consistent with prudent risk of capital.        investment adviser.
                                             Invests primarily in obligations issued or
                                             guaranteed by the U.S. Government, as well as
                                             in corporate debt obligations such as notes
                                             and bonds.

PSCG1        Galaxy VIP Small Company        Objective: capital appreciation.                Fleet Investment Advisors Inc.,
PSCG2        Growth Fund                     Invests primarily in common                     investment adviser.
                                             stocks of small companies that
                                             have market capitalization of
                                             $1.5 billion or less.

PJAG1        Janus Aspen Series Aggressive   Objective: long-term growth of capital.         Janus Capital
PJAG2        Growth Portfolio:               Non-diversified mutual fund that primarily
             Service Shares                  invests in common stocks selected for their
                                             growth potential and normally invests at least
                                             50% of its equity assets in  medium-sized
                                             companies.

PJGT1        Janus Aspen Series Global       Objective: long-term growth of capital.         Janus Capital
PJGT2        Technology Portfolio:           Non-diversified mutual fund that invests,
             Service Shares                  under normal circumstances, at least 80% of
                                             its net assets in securities of companies that
                                             the portfolio manager believes will benefit
                                             significantly from advances or improvements
                                             in technology. It implements this policy by
                                             investing primarily in equity securities of
                                             U.S. and foreign companies selected for their
                                             growth potential.

PJGP1        Janus Aspen Series              Objective: long-term growth of                  Janus Capital
PJGP2        Growth Portfolio:               capital in a manner consistent
             Service Shares                  with the preservation of capital.
                                             Invests primarily in common
                                             stocks selected for their
                                             growth potential.

PSGI1        MFS(R) Investors  Trust         Objective: long-term growth of capital with a   MFS Investment Management(R)
PSGI2        Series - Service Class          secondary objective to seek reasonable
                                             current income. Invests primarily in common
                                             stocks and related securities, such as
                                             preferred stocks, convertible securities and
                                             depository receipts for those securities.
------------------------------------------------------------------------------------------------------------------------------------

                                       24

------------------------------------------------------------------------------------------------------------------------------------
 SUBACCOUNT  INVESTING IN                    INVESTMENT OBJECTIVES AND POLICIES              INVESTMENT ADVISER OR MANAGER
------------------------------------------------------------------------------------------------------------------------------------
PSND1        MFS(R) New Discovery Series -   Objective: capital appreciation. Invests        MFS Investment Management(R)
PSND2        Service Class                   primarily in equity securities of emerging
                                             growth companies.

PSTR1        MFS(R) Total Return Series -    Objective: above-average income consistent      MFS Investment Management(R)
PSTR2        Service Class                   with the prudent employment of capital, with
                                             growth of capital and income as a secondary
                                             objective. Invests primarily in a combination
                                             of equity and fixed income securities.

PSUT1        MFS(R) Utilities Series -       Objective: capital growth and current income.   MFS Investment Management(R)
PSUT2        Service Class                   Invests primarily in equity and debt securities
                                             of domestic and foreign companies in the
                                             utilities industry.

PGIN1        Putnam VT Growth and Income     Objective: capital growth and current income.   Putnam Investment  Management, LLC
PGIN2        Fund - Class IB Shares          The fund seeks its goal by investing in
                                             common stocks of U.S. companies with a focus
                                             on value stocks that offer the potential for
                                             capital growth, current income, or both.

PIGR1        Putnam VT International         Objective: capital appreciation. The fund       Putnam Investment  Management, LLC
PIGR2        Growth Fund - Class IB Shares   seeks its goal by investing mainly in common
                                             stocks of companies outside the United States.

PVIS1        Putnam VT Vista Fund -          Objective: capital appreciation. The fund       Putnam Investment  Management, LLC
PVIS2        Class IB Shares                 seeks its goal by investing mainly in common
                                             stocks of U.S. companies with a focus on
                                             growth stocks.
------------------------------------------------------------------------------------------------------------------------------------


A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.


The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are also available by contacting us at the address or telephone number on the first page of this prospectus.


All funds are available to serve as the underlying investments for variable annuities. Some funds also are available to serve as investment options for variable life insurance policies and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of American Enterprise Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.


GUARANTEE PERIOD ACCOUNTS (GPAS)

You may allocate purchase payments to one or more of the GPAs with Guarantee Periods ranging from two to ten years. The minimum required investment in each GPA is $1,000. These accounts are not available in all states and are not offered after annuity payouts begin. Some states also restrict the amount you can allocate to these accounts.

Each GPA pays an interest rate that is declared when you make an allocation to that account. That interest rate is then fixed for the Guarantee Period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on contract value currently in a GPA.


The minimum guaranteed interest rate on the GPAs is 3%.

The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion. We will determine these rates based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing American Enterprise Life annuities, product design, competition and American Enterprise Life's revenues and other expenses. WE CANNOT PREDICT NOR CAN WE GUARANTEE FUTURE GUARANTEED INTEREST RATES ABOVE THE 3% RATE.


You may transfer or withdraw contract value out of the GPAs within 30 days before the end of the Guarantee Period without receiving a MVA (see "Market Value Adjustment (MVA)" below.) During this 30 day window you may choose to start a new Guarantee Period of the same length, transfer the contract value to another GPA, transfer the contract value to any of the subaccounts, or withdraw the contract value from the contract (subject to applicable withdrawal provisions). If we do not receive any instructions at the end of your Guarantee Period our current practice is to automatically transfer the contract value into the one-year fixed account.


We hold amounts you allocate to the GPAs in a "nonunitized" separate account we have established under the Indiana Insurance Code. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company.

We intend to construct and manage the investment portfolio relating to the separate account using a strategy known as "immunization." Immunization seeks to lock in a defined return on the pool of assets versus the pool of liabilities over a specified time horizon. Since the return on the assets versus the liabilities is locked in, it is "immune" to any potential fluctuations in interest rates during the given time. We achieve immunization by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is essentially equal to the price duration of the corresponding portfolio of liabilities. Portfolio immunization provides us with flexibility and efficiency in creating and managing the asset portfolio, while still assuring safety and soundness for funding liability obligations.

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable Guarantee Periods. These instruments include, but are not necessarily limited to, the following:

- Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;


- Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies -- Standard & Poor's, Moody's Investors Service or Fitch (formerly Duff & Phelp's) -- or are rated in the two highest grades by the National Association of Insurance Commissioners;


- Other debt instruments which are unrated or rated below investment grade, limited to 10% of assets at the time of purchase; and

- Real estate mortgages, limited to 45% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Indiana and other state insurance laws.

MARKET VALUE ADJUSTMENT (MVA)


We guarantee the contract value allocated to your GPA, including the interest credited, if you do not make any transfers or withdrawals from that GPA prior to 30 days before the end of the Guarantee Period. However, we will apply an MVA if a transfer or withdrawal occurs prior to this time, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. The MVA also affects amounts withdrawn from a GPA prior to 30 days before the end of the Guarantee Period that are used to purchase payouts under an annuity payout plan. We will refer to all of these transactions as "early withdrawals" in the discussion below.


When you request an early withdrawal, we adjust the early withdrawal amount by an MVA formula. The early withdrawal amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.

The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the withdrawal, the time remaining in your Guarantee Period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA.

Before we look at the MVA formula, it may help to look in a general way at how comparing your GPA's guaranteed rate and the rate for a new GPA affects the MVA.


Relationship between your GPA's guaranteed rate and the new GPA guaranteed rate for the same time as the Guarantee Period remaining on your GPA:


IF YOUR GPA RATE IS:                                           THE MVA IS:
Less than the new GPA rate + 0.10%                             Negative

Equal to the new GPA rate + 0.10%                              Zero

Greater than the new GPA rate + 0.10%                          Positive

GENERAL EXAMPLES

Assume:
- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.
- We guarantee an interest rate of 4.5% annually for your ten-year Guarantee Period.
- After three years, you decide to make a withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.

EXAMPLE 1: Remember that your GPA is earning 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 5.0%. We add 0.10% to the 5.0% rate to get 5.10%. Your GPA's 4.5% rate is less than the 5.10% rate and, as reflected in the table above, the MVA will be negative.

EXAMPLE 2: Remember again that your GPA is earning 4.5%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 4.0%. We add 0.10% to the 4.0% rate to get 4.10%. In this example, since your GPA's 4.5% rate is greater than the 4.10% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.

SAMPLE MVA CALCULATIONS:

The precise MVA formula we apply is as follows:

   EARLY WITHDRAWAL AMOUNT X [(1 + i) / (1+ j + .001) TO THE POWER OF n/12 - 1]
     = MVA


   Where i = rate earned in the GPA from which amounts are being  transferred or withdrawn.
         j = current rate for a new Guaranteed Period equal to the remaining term in the current Guarantee Period.
         n = number of months remaining in the current Guarantee Period
             (rounded up).

EXAMPLES

Using assumptions similar to those we used in the examples above:
- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.
- We guarantee an interest rate of 4.5% annually for your ten-year Guarantee Period.
- After three years, you decide to make a $1,000 withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

EXAMPLE 1: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 5.0%. Using the formula above, we determine the MVA as follows:

  $1,000 X [(1.045 / (1 + .05 + .001)) TO THE POWER OF 84/12 - 1] = -$39.28

In this example, the MVA is a negative $39.28.

EXAMPLE 2: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 4.0%. Using the formula above, we determine the MVA as follows:

  $1,000 X [(1.045 / (1 + .04 + .001)) TO THE POWER OF 84/12 - 1] = $27.21

In this example, the MVA is a positive $27.21.


Please note that when you allocate your purchase payment to the ten-year GPA and your purchase payment is in its fourth year from receipt at the beginning of the Guarantee Period, your withdrawal charge percentage is 6%. (See "Charges -- Withdrawal Charge.") We do not apply MVAs to the amounts we deduct for withdrawal charges, so we would deduct the withdrawal charge from your early withdrawal after we applied the MVA. Also note that when you request an early withdrawal, we withdraw an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable withdrawal charge, unless you request otherwise.


The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for Guarantee Period durations equaling the remaining Guarantee Period of the GPA to which the formula is being applied.


We will not apply MVAs to amounts withdrawn for annual contract charges, to amounts we pay as death claims or to automatic transfers from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. In some states, the MVA is limited.


THE ONE-YEAR FIXED ACCOUNT


You may also allocate purchase payments or transfer accumulated value to the one-year fixed account. Some states may restrict the amount you can allocate to this account. We back the principal and interest guarantees relating to the one-year fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the one-year fixed account increases as we credit interest to the account. Purchase payments and transfers to the one-year fixed account become part of our general account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap day (Feb.
29). The minimum guaranteed interest rate on the one-year fixed account is 3%. The interest rate we apply to each purchase payment and transfer to the one-year fixed account is guaranteed for one year. Thereafter we will change the rates from time-to-time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing American Enterprise Life annuities, product design, competition, and American Enterprise Life's revenues and expenses.

Interest in the one-year fixed account is not required to be registered with the SEC. However, the MVA interests under the contracts are registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the one-year fixed account (but the SEC does review the disclosures in this prospectus on the MVA interests). Disclosures regarding the one-year fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the one-year fixed account.)

BUYING YOUR CONTRACT

Your sales representative will help you complete and submit an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or be the annuitant if you are 90 or younger.

When you apply, you may select:


- the one-year fixed account, GPAs and/or subaccounts in which you want to invest(1);


-  how you want to make purchase payments;

-  the date you want to start receiving annuity payouts (the retirement date);

-  a death benefit option(2);

-  the optional Benefit Protector(SM) Death Benefit Rider(3);

-  the optional Benefit Protector(SM) Plus Death Benefit Rider(3); and

-  a beneficiary.


(1) Some states restrict the amount you can allocate to the GPAs and the one-year fixed account. GPAs may not be available in all states.

(2) Death benefit Option B is available if you and the annuitant are 78 or younger at contract issue. If either you or the annuitant are 79 or older at contract issue death benefit Option A will apply.
(3) Available if you and the annuitant are 75 or younger at contract issue. Riders may not be available in all states.


The contract provides for allocation of purchase payments to the subaccounts to the GPAs and/or to the one-year fixed account in even 1% increments subject to the $1,000 minimum required investment for the GPAs.

If your application is complete, we will process it and apply your purchase payment to the GPAs, one-year fixed account and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline the application and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete. We will credit the additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.


You may make monthly payments to your contract under a Systematic Investment Plan (SIP). To begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.

In most states, you may make additional purchase payments to nonqualified and qualified annuities until the retirement date. In Massachusetts, you may make additional purchase payments for ten years only.

THE RETIREMENT DATE

Annuity payouts are to begin on the retirement date. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAs, the retirement date must be:

-  no earlier than the 30th day after the contract's effective date; and

- no later than the annuitant's 85th birthday (or the tenth contract anniversary, if later).

FOR QUALIFIED ANNUITIES (EXCEPT ROTH IRAs), to avoid IRS penalty taxes, the retirement date generally must be:

-  on or after the date the annuitant reaches age 59 1/2; and


- for IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

- for TSAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you take the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial withdrawals from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later. (In Pennsylvania, annuity payouts must start no later than the annuitant's 82nd birthday or the eighth contract anniversary.)


BENEFICIARY

We will pay your named beneficiary the death benefit if it becomes payable before the retirement date while the contract is in force and before annuity payouts begin. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS

MINIMUM INITIAL PURCHASE PAYMENT:
  $5,000 for contracts issued in South Carolina, Texas, and Washington. $2,000 for contracts issued in all other states.

MINIMUM ADDITIONAL PURCHASE PAYMENTS:
  $50 for SIPs.
  $100 for all other payment plans.

MAXIMUM TOTAL PURCHASE PAYMENTS* (without prior approval):
  $1,000,000 for issue ages up to 85
  $100,000 for issue ages 86 to 90


* These limits apply in total to all American Enterprise Life annuities you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.


HOW TO MAKE PURCHASE PAYMENTS

1 BY LETTER:

Send your check along with your name and contract number to:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

2 BY SIP:

Contact your sales representative to complete the necessary SIP paperwork.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE


We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.


We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

If you take a full withdrawal from your contract, we will deduct this charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.


VARIABLE ACCOUNT ADMINISTRATIVE CHARGE


We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

MORTALITY AND EXPENSE RISK FEE


We charge these fees daily to the subaccounts. The unit values of your subaccounts reflect these fees and they total either 1.00% or 1.10% of their average daily net assets on an annual basis depending on the death benefit option that applies to your contract. If you select death benefit Option A, the mortality and expense risk fee is 1.00%. If you select death benefit Option B, the mortality and expense risk fee is 1.10%. These fees cover the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. These fees do not apply to the GPAs or the one-year fixed account.


Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge and variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;
- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge, discussed in the following paragraphs, will cover sales and distribution expenses.

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR) FEE


We charge a fee for the optional feature only if you select it(1). If selected, we deduct 0.25% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.


When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits. We can increase this fee on new contracts up to a maximum of 0.75%.

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS) FEE


We charge a fee for the optional feature only if you select it(1). If selected, we deduct 0.40% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.


When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits. We can increase this fee on new contracts up to a maximum of 1.25%.

(1) Available if you and the annuitant are 75 or younger at contract issue. Riders may not be available in all states.

WITHDRAWAL CHARGE


A withdrawal charge applies if all or part of the withdrawal amount is from purchase payments we received within seven years before withdrawal. In addition, amounts withdrawn from a GPA more than 30 days before the end of the applicable Guarantee Period will be subject to a MVA. (See "The Fixed Accounts -- Market Value Adjustment (MVA).")


For purposes of calculating any withdrawal charge, we treat amounts withdrawn from your contract value in the following order:

1. First, in each contract year, we withdraw amounts totaling up to 10% of your prior anniversary's contract value. (We consider your initial purchase payment to be the prior anniversary's contract value during the first contract year.) We do not assess a withdrawal charge on this amount.

2. Next, we withdraw contract earnings, if any, that are greater than the annual 10% free withdrawal amount described in number one above. Contract earnings equal contract value less purchase payments received and not previously withdrawn. We do not assess a withdrawal charge on contract earnings.


   NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, GPA or the one-year fixed account.


3. Next, we withdraw purchase payments received eight or more years before the withdrawal and not previously withdrawn. We do not assess a withdrawal charge on these purchase payments.

4. Finally, if necessary, we withdraw purchase payments received in the seven years before the withdrawal on a "first-in, first-out" (FIFO) basis. We do assess a withdrawal charge on these payments.

We determine your withdrawal charge by multiplying each of these payments by the applicable withdrawal charge percentage, and then totaling the withdrawal charges.

The withdrawal charge percentage depends on the number of years since you made the payments that are withdrawn.


                      YEARS FROM PURCHASE                      WITHDRAWAL CHARGE
                        PAYMENT RECEIPT                           PERCENTAGE
                              1                                        8%
                              2                                        8
                              3                                        7
                              4                                        6
                              5                                        5
                              6                                        4
                              7                                        2
                              Thereafter                               0

For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. The withdrawal charge percentage is applied to this total amount. We pay you the amount you requested.


EXAMPLE: Assume you requested a withdrawal of $1,000 and there is a withdrawal charge of 7%. The total amount we actually deduct from your contract is $1,075.27 We determine this amount as follows:

        AMOUNT REQUESTED       OR $1,000  = $1,075.27
     -----------------------      ------
     1.00 - SURRENDER CHARGE       .93

By applying the 7% withdrawal charge to $1,075.27, the withdrawal charge is $75.27. We pay you the $1,000 you requested. If you make a full withdrawal of your contract, we also will deduct the applicable contract administrative charge.


WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.10% if the assumed investment rate is 3.5% and 6.60% if the assumed investment rate is 5%. The withdrawal charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. In no event would your withdrawal charge exceed 9% of the amount available for payouts under the plan.

WITHDRAWAL CHARGE CALCULATION EXAMPLE

The following is an example of the calculation we would make to determine the withdrawal charge on a contract with this history:


- The contract date is July 1, 2002 with a contract year of July 1 through June 30 and with an anniversary date of July 1 each year; and

-  We received these payments:
   --  $10,000 July 1, 2002;
   --  $8,000 Dec. 31, 2007;
   --  $6,000 Feb. 20, 2010; and

- The owner withdraws the contract for its total withdrawal value of $38,101 on Aug. 5, 2012 and had not made any other withdrawals during that contract year; and

-  The prior anniversary July 1, 2012 contract value was $38,488.



WITHDRAWAL CHARGE    EXPLANATION
    $  0             $3,848.80 is 10% of the prior anniversary's contract value withdrawn without withdrawal charge; and
       0             $10,252.20 is contract earnings in excess of the 10% free withdrawal amount withdrawn without withdrawal charge; and
       0             $10,000 July 1, 2002 purchase payment was received eight or more years before withdrawal and is withdrawn without withdrawal charge; and
     400             $8,000 Dec. 31, 2007 purchase payment is in its fifth year from receipt, withdrawn with a 5% withdrawal charge; and
     420             $6,000 Feb. 20, 2010 purchase payment is in its third year from receipt, withdrawn with a 7% withdrawal charge.
    ----
    $820

WAIVER OF WITHDRAWAL CHARGE

We do not assess a withdrawal charge for:

-  withdrawals of any contract earnings;

- withdrawals of amounts totaling up to 10% of your prior contract anniversary's contract value to the extent they exceed contract earnings;

- required minimum distributions from a qualified annuity (for those amounts required to be distributed from the contract described in this prospectus);

-  contracts settled using an annuity payout plan;

-  death benefits;


- withdrawals you make under your contract's "Waiver of Withdrawal Charges" provision. To the extent permitted by state law, your contract will include this provision when you and the annuitant are under age 76 at contract issue. We will waive withdrawal charges that we normally assess upon full or partial withdrawal if you provide proof satisfactory to us that, as of the date you request the withdrawal, you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. (See your contract for additional conditions and restrictions on this waiver); and


- to the extent permitted by state law, withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

PREMIUM TAXES


Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was issued. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a full withdrawal from your contract.

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNTS


We value the amounts you allocated to the GPAs and the one-year fixed account directly in dollars. The value of a fixed account equals:

- the sum of your purchase payments and transfer amounts allocated to the one-year fixed account and the GPAs;

-  plus interest credited;

- minus the sum of amounts withdrawn after the MVA (including any applicable withdrawal charges) and amounts transferred out;

-  minus any prorated portion of the contract administrative charge;

-  minus any prorated portion of the Benefit Protector fee (if applicable); and

-  minus any prorated portion of the Benefit Protector Plus fee (if applicable).


SUBACCOUNTS


We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial withdrawal, transfer amounts out of a subaccount or we assess a contract administrative charge or we assess a withdrawal charge.


The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.

Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each variable subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-  dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

-  additional purchase payments you allocated to the subaccounts;

-  transfers into or out of the subaccounts;

-  partial withdrawals;

-  withdrawal charges;


-  a prorated portion of contract administrative charge;

-  a prorated portion of the Benefit Protector fee (if applicable); and/or

-  a prorated portion of the Benefit Protector Plus fee (if applicable).


Accumulation unit values will fluctuate due to:

-  changes in funds' net asset value;

-  dividends distributed to the subaccounts;

-  capital gains or losses of funds;

-  fund operating expenses;

-  mortality and expense risk fees; and/or

-  variable account administrative charges.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING


Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account or the two-year GPA (without a MVA) to one or more subaccounts. The three to ten year GPAs are not available for automated transfers. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments or by establishing an Interest Sweep strategy. Interest Sweeps are a monthly transfer of the interest earned from either the one-year fixed account or the two-year GPA into the subaccounts of your choice. If you participate in an Interest Sweep strategy the interest you earn will be less than the annual interest rate we apply because there will be no compounding. There is no charge for dollar-cost averaging.


This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                                                NUMBER
                                                                     AMOUNT             ACCUMULATION           OF UNITS
                                                MONTH               INVESTED             UNIT VALUE            PURCHASED
By investing an equal number
of dollars each month ...                       Jan                  $100                  $20                   5.00
                                                Feb                   100                   18                   5.56
you automatically buy more units                Mar                   100                   17                   5.88
when the per unit market price is low ...       Apr                   100                   15                   6.67
                                                May                   100                   16                   6.25
                                                Jun                   100                   18                   5.56
                                                Jul                   100                   17                   5.88
and fewer units when the per unit market        Aug                   100                   19                   5.26
price is high.                                  Sept                  100                   21                   4.76
                                                Oct                   100                   20                   5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

TIERED DOLLAR-COST AVERAGING (TIERED DCA) PROGRAM

If your net contract value(1) is at least $10,000, you can choose to participate in the Tiered DCA program. There is no charge for Tiered DCA. Under the Tiered DCA program, you can allocate a new purchase payment to one of two special Tiered DCA accounts. We determine which Tiered DCA account you are eligible for as follows:

                          IF YOUR NET CONTRACT VALUE(1) IS ...              WE ALLOCATE YOUR NEW PURCHASE PAYMENT TO:
                                   $10,000-$49,999                                   Tier 1 DCA account
                                   $50,000 or more                                   Tier 2 DCA account(2)

(1) "Net contract value" equals your current contract value plus any new purchase payment. If this is a new contract funded by purchase payments from multiple sources, we determine your net contract value based on the purchase payments, withdrawal requests and exchange requests submitted with your application.
(2) You cannot allocate your new purchase payments to a Tier 1 DCA account if you are eligible to participate in a Tier 2 DCA account.


You may only allocate a new purchase payment of at least $1,000 to the Tiered DCA account for which you are eligible. You cannot transfer existing contract values into the Tiered DCA account. Each Tiered DCA account lasts for either six months or twelve months from the time we receive your first purchase payment. We make monthly transfers of your total Tiered DCA account value into the other accounts you selected over the six-month or twelve-month period. If you elect to transfer into a GPA, you must meet the $1,000 minimum required investment limitation for each transfer.


We credit interest to each Tiered DCA account at rates that generally are higher than those we credit to the one-year fixed account. We credit higher rates on the Tier 2 DCA account than on the Tier 1 DCA account. We will change the interest rate on each Tiered DCA account from time to time at our discretion. We base these rates on competition and on the interest rate we are crediting to the one-year fixed account at the time of the change. Once we credit interest to a particular purchase payment, that rate does not change even if we change the rate we credit on new purchase payments or if your net contract value changes.

We credit each Tiered DCA account with the current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the six-month or twelve-month period on the balance remaining in your Tiered DCA account. Therefore, the net effective interest rate you receive is less than the stated annual rate. We do not credit this interest after we transfer the value out of the Tiered DCA account into the accounts you selected.

Once you establish a Tiered DCA account, you cannot allocate additional purchase payments to it. However, you may establish another Tiered DCA account and allocate new purchase payments to it when we change the interest rates we offer on these accounts. If you are funding a Tiered DCA account from multiple sources, we apply each purchase payment to the account and credit interest on that purchase payment on the date we receive it. This means that all purchase payments may not be in the Tiered DCA account at the beginning of the six-month or twelve-month period. Therefore, you may receive less total interest than you would have if all your purchase payments were in the Tiered DCA account from the beginning. If we receive any of your multiple-source payments after the six-month or twelve-month period ends, you can either allocate those payments to a new Tiered DCA account (if available) or to any other accounts available under your contract.

You cannot participate in the Tiered DCA program if you are making payments under a Systematic Investment Plan. You may simultaneously participate in the Tiered DCA program and the asset-rebalancing program as long as your subaccount allocation is the same under both programs. If you elect to change your subaccount allocation under one program, we automatically will change it under the other program so they match. If you participate in more than one Tiered DCA account, the asset allocation for each account may be different as long as you are not also participating in the asset-rebalancing program.

You may terminate your participation in the Tiered DCA program at any time. If you do, we will not credit the current guaranteed annual interest rate on any remaining Tiered DCA account balance. We will transfer the remaining balance from your Tiered DCA account to the other accounts you selected for your DCA transfers or we will allocate it in any manner you specify. Similarly, if we cannot accept any additional purchase payments into the Tiered DCA program, we will allocate the purchase payments to the other accounts you selected for your DCA transfers or in any other manner you specify.

We can modify the terms or discontinue the Tiered DCA program at any time. Any modifications will not affect any purchase payments that are already in a Tiered DCA account.

ASSET REBALANCING


You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the GPAs or the one-year fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.


You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. If you are also participating in the Tiered DCA program and you change your subaccount asset allocation for the asset rebalancing program, we will change your subaccount asset allocation under the Tiered DCA program to match. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.

TRANSFERRING BETWEEN ACCOUNTS


You may transfer contract value from any one subaccount, or the GPAs or the one-year fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the GPAs and the one-year fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of GPAs will be subject to a MVA if done more than 30 days before the end of the Guarantee Period unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.

The contract is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing", programmed transfers, frequent transfers or excessive trading, or transfers that are large in relation to the total assets of any fund underlying the contract. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other contract owners who allocated purchase payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this contract. We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other contract owners, we may apply modifications or restrictions in any reasonable manner to prevent a transfer. We may suspend transfer privileges at any time. We may also reject or restrict any specific payment or transfer request and impose specific limitations with respect to market timers, including restricting transfers by market timers to certain underlying funds. We may also apply other restrictions or modifications that could include, but not be limited to:

-  not accepting telephone or electronic transfer requests;

-  requiring a minimum time period between each transfer;


- not accepting transfer requests of an agent acting under power of attorney on behalf of more than one contract owner; or

- limiting the dollar amount that a contract owner may transfer at any one time.


We agree to provide notice of our intent to restrict transfer privileges to contract owners who have engaged in disruptive activity.

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract owners.


For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES


- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and the one-year fixed account at any time. However, if you made a transfer from the one-year fixed account to the subaccounts or the GPAs, you may not make a transfer from any subaccount or GPA back to the one-year fixed account for six months following that transfer.

- You may transfer contract values from the one-year fixed account to the subaccounts or the GPAs once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the one-year fixed account are not subject to a MVA.

- You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the Guarantee Period will receive a MVA*, which may result in a gain or loss of contract value.

- If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the one-year fixed account to the subaccounts or the GPAs will be effective on the valuation date we receive it.


- We will not accept requests for transfers from the one-year fixed account at any other time.

- Once annuity payouts begin, you may not make transfers to or from the one-year fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest.


-  Once annuity payouts begin, you may not make any transfers to the GPAs.

* Unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.


HOW TO REQUEST A TRANSFER OR WITHDRAWAL

1 BY LETTER:

Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or withdrawal to:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT
Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT
Transfers or withdrawals:  Contract value or entire account balance

2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL WITHDRAWALS:

Your sales representative can help you set up automated transfers or partial withdrawals among your subaccounts or fixed accounts.

You can start or stop this service by written request or other method acceptable to us.

You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the one-year fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months.

- Automated withdrawals may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial withdrawals are in effect.

- Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

MINIMUM AMOUNT
Transfers or withdrawals:  $100 monthly
                           $250 quarterly, semiannually or annually


3 BY PHONE:


Call between 8 a.m. and 7 p.m. Central time:
(800) 333-3437

MINIMUM AMOUNT
Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT
Transfers:                 Contract value or entire account balance
Withdrawals:               $25,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.


We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone withdrawal within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.


Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals not be authorized from your account by writing to us.

WITHDRAWALS


You may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your withdrawal request on the valuation date we receive it. For full withdrawals, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay charges (see "Charges -- Withdrawal Charge") and IRS taxes and penalties (see "Taxes"). You cannot make withdrawals after annuity payouts begin except under Plan E. (See "The Annuity Payout Period -- Annuity Payout Plans.")


WITHDRAWAL POLICIES



If you have a balance in more than one account and you request a partial withdrawal, we will withdraw money from all your subaccounts and/or the fixed accounts in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. After executing a partial withdrawal, the value in each subaccount, GPA and the one-year fixed account must be either zero or at least $50.

RECEIVING PAYMENT By regular or express mail:


-  payable to you;


-  mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

   -- the withdrawal amount includes a purchase payment check that has not cleared;

   -- the NYSE is closed, except for normal holiday and weekend closings;

   -- trading on the NYSE is restricted, according to SEC rules;

   -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

   -- the SEC permits us to delay payment for the protection of security holders.


TSA -- SPECIAL WITHDRAWAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:
   -- you are at least age 591/2;
   -- you are disabled as defined in the Code;
   -- you severed employment with the employer who purchased the contract; or -- the distribution is because of your death.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.


CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.


Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders, the new owner and annuitant will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. Additionally, the Benefit Protector Plus(SM) Death Benefit Rider will terminate if you change ownership because the rider is only available on contracts purchased through an exchange or transfer.

BENEFITS IN CASE OF DEATH

There are two death benefit options under this contract: Option A and Option B. If either you or the annuitant are 79 or older at contract issue, death benefit Option A will apply. If both you and the annuitant are 78 or younger at contract issue, you can elect either death benefit Option A or Option B on your application. Once you elect an option, you cannot change it. We show the option that applies in your contract. The death benefit option that applies determines the mortality and expense risk fee that is assessed against the subaccounts. (See "Charges -- Mortality and Expense Risk Fee.")

Under either option, we will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. We will base the benefit paid on the death benefit coverage you select when you purchase the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

DEATH BENEFIT OPTION A

Death benefit Option A is intended to help protect your beneficiaries financially in that they will never receive less than your purchase payments adjusted for withdrawals. If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of:

1. contract value; or

2. total purchase payments minus adjusted partial withdrawals.

   ADJUSTED PARTIAL WITHDRAWALS FOR OPTION A OR OPTION B = PW X DB
                                                           -------
                                                              CV

   PW = the partial withdrawal including any applicable withdrawal charge or
        MVA.
   DB = the death benefit on the date of (but prior to) the partial withdrawal. CV = contract value on the date of (but prior to) the partial withdrawal.

EXAMPLE

-  You purchase the contract for $25,000 on Jan. 1, 2002.
- On Jan. 1, 2003 (the first contract anniversary), the contract value grows to $29,000.
- On March 1, 2003, the contract value falls to $22,000, at which point you take a $1,500 partial withdrawal, leaving a contract value of $20,500.

  We calculate the death benefit for Option A on March 1, 2003 as follows:



     Contract Value at death:                                           $20,500.00
                                                                        ==========
     Purchase payment minus adjusted partial withdrawals:
            Total purchase payments:                                    $25,000.00
            minus the adjusted partial withdrawal
            calculated as:  $1,500 X $25,000 / $22,000 =                 -1,704.55
                                                                        ----------
            for a death benefit of:                                     $23,295.45
                                                                        ==========
     The Option A death benefit, calculated as the greater of these
     two values:                                                        $23,295.45


DEATH BENEFIT OPTION B

Death benefit Option B is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. Death benefit Option B does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 78 because the benefit values may be limited after age 81. Be sure to discuss with your sales representative whether or not death benefit Option B is appropriate for your situation. If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

1. contract value; or
2. total purchase payments minus adjusted partial withdrawals; or
3. the maximum anniversary value immediately preceding the date of death plus any purchase payments made since that anniversary minus adjusted partial withdrawals since that anniversary.

MAXIMUM ANNIVERSARY VALUE (MAV): We calculate the MAV on each contract anniversary through age 80. There is no MAV prior to the first contract anniversary. On the first contract anniversary we set the MAV equal to the highest of: (a) your current contract value, or (b) total purchase payments minus adjusted partial withdrawals. Every contract anniversary after that, through age 80, we compare the previous anniversary's MAV (plus any purchase payments since that anniversary minus adjusted partial withdrawals since that anniversary) to the current contract value and we reset the MAV to the higher value. We stop resetting the MAV after you or the annuitant reach 81. However, we continue to add subsequent purchase payments and subtract adjusted partial withdrawals from the MAV.


EXAMPLE

-  You purchase the contract for $25,000 on Jan. 1, 2002.
- On Jan. 1, 2003 (the first contract anniversary), the contract value grows to $29,000.
- On March 1, 2003, the contract value falls to $22,000, at which point you take a $1,500 partial withdrawal, leaving a contract value of $20,500.

   We calculate the death benefit for Option B on March 1, 2003 as follows:



     Contract Value at death:                                              $20,500.00
                                                                           ==========
     Purchase payment minus adjusted partial withdrawals:                  $23,295.45
                                                                           ----------
     The MAV immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial withdrawals:

           MAV on the prior anniversary:                                   $29,000.00
           plus purchase payments made since the prior anniversary:             +0.00
           minus adjusted partial withdrawals taken since that
           anniversary,
           calculated as: $1,500 X $29,000 =                                -1,977.27
                          ----------------                                 ----------
                               $22,000


     for a death benefit of:                                               $27,022.73
                                                                           ==========
   The Option B death benefit, calculated as the greatest of these
   three values, which is the MAV:                                         $27,022.73



IF YOU DIE BEFORE YOUR RETIREMENT DATE


When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.


NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. The GMIB and Benefit Protector Plus riders (see "Optional Benefits"), if selected, will terminate. If you elected any other optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.


If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and
- payouts begin no later than one year after your death, or other date as permitted by the Code; and
- the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES
The IRS has issued proposed regulations to take effect Jan. 1, 2002 which may affect distributions from your qualified annuity. Contact your tax advisor if you have any questions as to the impact of the new proposed rules on your situation.

- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may elect to receive payouts, or elect to treat the contract as his/her own. If your spouse elects a payout option, the payouts must begin no later than the year in which the annuitant would have reached age 70 1/2. If the annuitant attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of the annuitant's death.

   Your spouse may elect to assume ownership of the contract at any time. If your spouse elects to assume ownership of the contract, the contract value will be equal to the death benefit that would otherwise have been paid. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. The GMIB and the Benefit Protector Plus riders (see "Optional Benefits"), if selected, will terminate. If you elected any other optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year the annuitant would have attained age
   70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If the annuitant's death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any annuity payout plan available under this contract if:


   - the beneficiary asks us in writing within 60 days after we receive proof of death; and

   -  payouts begin no later than one year following the year of your death; and

   - the payout period does not extend beyond the beneficiary's life or life expectancy.


- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.


OPTIONAL BENEFITS

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR)

The Benefit Protector is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary. Be sure to discuss with your sales representative whether or not the Benefit Protector is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector to your contract. Generally, you must elect the Benefit Protector at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is only available under a nonqualified annuity contract. You may not select this rider if you select the Benefit Protector Plus Rider. We reserve the right to discontinue offering the Benefit Protector for new contracts.

In some instances the rider effective date for the Benefit Protector may be after we issue the contract according to terms determined by us and at our sole discretion.

The Benefit Protector provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

-  the applicable death benefit (see "Benefits in Case of Death),

PLUS

- 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date, up to a maximum of 100% of purchase payments not previously withdrawn that are one or more years old; or
- 15% of your earnings at death if you or the annuitant were 70 or older on the rider effective date, up to a maximum of 37.5% of purchase payments not previously withdrawn that are one or more years old.

EARNINGS AT DEATH: for purposes of the Benefit Protector and Benefit Protector Plus riders, this is an amount equal to the applicable death benefit minus purchase payments not previously withdrawn. The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously withdrawn that are one or more years old.

TERMINATING THE BENEFIT PROTECTOR
-  You may terminate the rider within 30 days of the first rider anniversary.

- You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

- The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

EXAMPLE OF THE BENEFIT PROTECTOR:

- You purchase the contract with a payment of $100,000 on Jan. 1, 2002 and you and the annuitant are under age 70. You select death benefit Option B.

- On July 1, 2002 the contract value grows to $105,000. The death benefit under Option B on July 1, 2002 equals the contract value. You have not reached the first contract anniversary so the Benefit Protector does not provide any additional benefit at this time.

- On Jan. 1, 2003 the contract value grows to $110,000. The death benefit on Jan. 1, 2003 equals:


     death benefit Option B (contract value):                           $110,000

     plus the Benefit Protector benefit which equals 40% of earnings at death (death benefit Option B minus payments not
       previously withdrawn): 0.40 X ($110,000 - $100,000) =              +4,000
                                                                        --------
     Total death benefit of:                                            $114,000


- On Jan. 1, 2004 the contract value falls to $105,000. The death benefit on Jan. 1, 2004 equals:



     death benefit Option B (MAV):                                      $110,000
     plus the Benefit Protector benefit (40% of earnings at death):
       0.40 X ($110,000 - $100,000) =                                     +4,000
                                                                        --------
      Total death benefit of:                                           $114,000




- On Feb. 1, 2004 the contract value remains at $105,000 and you request a partial withdrawal, including the applicable 7% withdrawal charge of $50,000. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to an 7% withdrawal charge because your payment is two years old, so we will withdraw $39,500 ($36,735 + $2,765 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $47,235. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2004 equals:



     death benefit Option B (MAV adjusted for partial withdrawals):      $57,619

     plus the Benefit Protector benefit (40% of earnings at death):
       0.40 X ($57,619 - $55,000) =                                       +1,048
                                                                         -------
         Total death benefit of:                                         $58,667



- On Jan. 1, 2005 the contract value falls to $40,000. The death benefit on Jan. 1, 2004 equals the death benefit on Feb. 1, 2004. The reduction in contract value has no effect.

- On Jan. 1, 2011 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. The death benefit on Jan. 1, 2011 equals:



     death benefit Option B (contract value):                           $200,000

     plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not
       previously withdrawn that are one or more years old)              +55,000
                                                                        --------
         Total death benefit of:                                        $255,000



- On July 1, 2011 you make an additional purchase payment of $50,000. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector value. The death benefit on July 1, 2011 equals:



     death benefit Option B (contract value):                           $250,000

     plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not
       previously withdrawn that are one or more years old)              +55,000
                                                                        --------
         Total death benefit of:                                        $305,000



- On July 1, 2012 the contract value remains $250,000 and the "new" purchase payment is one year old and the value of the Benefit Protector changes. The death benefit on July 1, 2012 equals:



     death benefit Option B (contract value):                           $250,000

     plus the Benefit Protector benefit which equals 40% of earnings at death (death benefit Option B minus payments not
       previously withdrawn): 0.40 X ($250,000 - $105,000) =             +58,000
                                                                        --------
         Total death benefit of:                                        $308,000

IF YOUR SPOUSE IS THE SOLE BENEFICIARY and you die before the retirement date, your spouse may keep the contract as owner. Your spouse and the new annuitant will be subject to all the limitations and restrictions of the rider just as if they were purchasing a new contract. If your spouse and the new annuitant do not qualify for the rider on the basis of age we will terminate the rider. If they do qualify for the rider on the basis of age we will set the contract value equal to the death benefit that would otherwise have been paid and we will substitute this new contract value on the date of death for "purchase payments not previously withdrawn" used in calculating earnings at death. Your spouse also has the option of discontinuing the Benefit Protector Death Benefit Rider within 30 days of the date they elect to continue the contract.

NOTE: For special tax considerations associated with the Benefit Protector, see "Taxes."

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS)

The Benefit Protector Plus is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector Plus provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary and it does not provide any benefit beyond what is offered under the Benefit Protector rider during the second rider year. Be sure to discuss with your sales representative whether or not the Benefit Protector Plus is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector Plus to your contract. You must elect the Benefit Protector Plus at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is only available under nonqualified annuities purchased through a transfer or exchange. You may not select this rider if you select the Benefit Protector Rider. We reserve the right to discontinue offering the Benefit Protector Plus for new contracts.

The Benefit Protector Plus provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

-  the benefits payable under the Benefit Protector described above,

PLUS

- a percentage of purchase payments made within 60 days of contract issue not previously withdrawn as follows:



                                                      PERCENTAGE IF YOU AND THE          PERCENTAGE IF YOU OR THE
                                                      ANNUITANT ARE UNDER AGE 70        ANNUITANT ARE 70 OR OLDER
CONTRACT YEAR                                         ON THE RIDER EFFECTIVE DATE      ON THE RIDER EFFECTIVE DATE
One and Two                                                        0%                               0%
Three and Four                                                    10%                            3.75%
Five or more                                                      20%                            7.5%



Another way to describe the benefits payable under the Benefit Protector Plus rider is as follows:

-  the applicable death benefit (see "Benefits in Case of Death") PLUS



                               PERCENTAGE IF YOU AND THE                                     PERCENTAGE IF YOU OR THE
                               ANNUITANT ARE UNDER AGE 70                                    ANNUITANT ARE 70 OR OLDER
CONTRACT YEAR                  ON THE RIDER EFFECTIVE DATE, ADD...                           ON THE RIDER EFFECTIVE DATE, ADD...
One                            Zero                                                          Zero
Two                            40% X earnings at death (see above)                           15% X earnings at death
Three and Four                 40% X (earnings at death + 25% of initial purchase payment*)  15% X (earnings at death + 25% of initial purchase payment*)
Five or more                   40% X (earnings at death + 50% of initial purchase payment*)  15% X (earnings at death + 50% of initial purchase payment*)



* Initial purchase payments are payments made within 60 days of contract issue not previously withdrawn.



TERMINATING THE BENEFIT PROTECTOR PLUS

-  You may terminate the rider within 30 days of the first rider anniversary.
- You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.
- The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

EXAMPLE OF THE BENEFIT PROTECTOR PLUS
- You purchase the contract with a payment of $100,000 on Jan. 1, 2002 and you and the annuitant are under age 70. You select the death benefit Option B.
- On July 1, 2002 the contract value grows to $105,000. The death benefit on July 1, 2002 equals death benefit Option B, which is the contract value, or $105,000. You have not reached the first contract anniversary so the Benefit Protector Plus does not provide any additional benefit at this time.
- On Jan. 1, 2003 the contract value grows to $110,000. You have not reached the second contract anniversary so the Benefit Protector Plus does not provide any additional benefit beyond what is provided by the Benefit Protector at this time. The death benefit on Jan. 1, 2003 equals:



     death benefit Option B (contract value):                           $110,000

     plus the Benefit Protector Plus benefit which equals 40%
       of earnings at death (death benefit Option B minus payments
       not previously withdrawn): 0.40 X ($110,000 - $100,000) =          +4,000
                                                                        --------
       Total death benefit of:                                          $114,000



- On Jan. 1, 2004 the contract value falls to $105,000. The death benefit on Jan. 1, 2004 equals:



     death benefit Option B (MAV):                                      $110,000

     plus the Benefit Protector Plus benefit which equals 40%
       of earnings at death: 0.40 X ($110,000 - $100,000) =               +4,000
     plus 10% of purchase payments made within 60 days of contract
       issue and not previously withdrawn: 0.10 X $100,000 =             +10,000
                                                                        --------
     Total death benefit of:                                            $124,000



- On Feb. 1, 2004 the contract value remains at $105, 000 and you request a partial withdrawal, including the applicable 7% withdrawal charge, of $50,000. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to an 7% withdrawal charge because your payment is two years old, so we will withdraw $39,500 ($36,735 + $2,765 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $47,235. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2004 equals:



     death benefit Option B (MAV adjusted for partial withdrawals):      $57,619

     plus the Benefit Protector Plus benefit which equals 40%
       of earnings at death: 0.40 X ($57,619 - $55,000) =                 +1,048

     plus 10% of purchase payments made within 60 days of contract
       issue and not previously withdrawn: 0.10 X $55,000 =               +5,500
                                                                         -------
     Total death benefit of:                                             $64,167



- On Jan. 1, 2005 the contract value falls $40,000. The death benefit on Jan. 1, 2005 equals the death benefit paid on Feb. 1, 2004. The reduction in contract value has no effect.
- On Jan. 1, 2011 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. Because we are beyond the fourth contract anniversary the Benefit Protector Plus also reaches its maximum of 20%. The death benefit on Jan. 1, 2011 equals:



     death benefit Option B (contract value):                           $200,000

     plus the Benefit Protector Plus benefit which equals
       40% of earnings at death, up to a maximum of 100%
       of purchase payments not previously withdrawn
       that are one or more years old                                    +55,000

     plus 20% of purchase payments made within 60 days of
       contract issue and not previously withdrawn: 0.20 X $55,000 =     +11,000
                                                                        --------
     Total death benefit of:                                            $266,000

- On July 1, 2011 you make an additional purchase payment of $50,000. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector Plus value. The death benefit on July 1, 2011 equals:



     death benefit Option B (contract value):                           $250,000

     plus the Benefit Protector Plus benefit which equals
       40% of earnings at death, up to a maximum of 100%
       of purchase payments not previously withdrawn that
       are one or more years old                                         +55,000

     plus 20% of purchase payments made within 60 days of
       contract issue and not previously withdrawn: 0.20 X $55,000 =     +11,000
                                                                        --------
     Total death benefit of:                                            $316,000



- On July 1, 2012 the contract value remains $250,000 and the "new" purchase payment is one year old. The value of the Benefit Protector Plus remains constant. The death benefit on July 1, 2012 equals:



     death benefit Option B (contract value):                           $250,000

     plus the Benefit Protector Plus benefit which equals 40% of earnings at death (death benefit Option B minus payments
       not previously withdrawn): 0.40 X ($250,000 - $105,000) =         +58,000

     plus 20% of purchase payments made within 60 days of
       contract issue and not previously withdrawn: 0.20 X $55,000 =     +11,000
                                                                        --------
     Total death benefit of:                                            $319,000



IF YOUR SPOUSE IS SOLE BENEFICIARY and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. We will then terminate the Benefit Protector Plus and substitute the applicable death benefit (see "Benefits in Case of Death").

NOTE: for special tax considerations associated with the Benefit Protector Plus, see "Taxes."


THE ANNUITY PAYOUT PERIOD


As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any withdrawal charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax). You may reallocate this contract value to the one-year fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. The GPAs are not available during this payout period.


AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:
-  the annuity payout plan you select;
-  the annuitant's age and, in most cases, sex;
-  the annuity table in the contract; and
-  the amounts you allocated to the accounts at settlement.


In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)


For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES


The annuity tables in your contract show the amount of the monthly payouts for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)


Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.


ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

- PLAN A: LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B: LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C: LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D: JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

- PLAN E: PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 5.10% and 6.60% depending on the applicable assumed investment rate. (See "Charges -- Withdrawal charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your withdrawal to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal. (See "Taxes.")


ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If you purchased a qualified annuity, you have the responsibility for electing a payout plan that complies with your contract and with applicable law. The annuity payout plan options will meet certain IRS regulations governing required minimum distributions if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:


- in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or
- in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or
- over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.


IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the one-year fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.


IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES


Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the GPAs, the one-year fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or withdrawal (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.

ANNUITY PAYOUTS UNDER NONQUALIFIED ANNUITIES: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. If the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment can be taken as a federal income tax deduction for the last taxable year of the annuitant. All amounts you receive after your investment in the contract is fully recovered will be subject to tax.


Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.


QUALIFIED ANNUITIES: When you use your contract to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for that retirement plan.

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement, or consult a tax advisor for more information about these distribution rules.

ANNUITY PAYOUTS UNDER QUALIFIED ANNUITIES (EXCEPT ROTH IRAS): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with non-deductible contributions or with after-tax dollars rolled from a retirement plan. If you or your employer invested in your contract with deductible or pre-tax dollars as part of a tax-deferred retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you.

WITHDRAWALS: If you withdraw part or all of your nonqualified contract before your annuity payouts begin, your withdrawal payment will be taxed to the extent that the value of your contract immediately before the withdrawal exceeds your investment. You also may have to pay a 10% IRS penalty for withdrawals you make before reaching age 59 1/2 unless certain exceptions apply.


DEATH BENEFITS TO BENEFICIARIES UNDER NONQUALIFIED ANNUITIES: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

DEATH BENEFITS TO BENEFICIARIES UNDER QUALIFIED ANNUITIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.


SPECIAL CONSIDERATIONS IF YOU SELECT EITHER THE BENEFIT PROTECTOR(SM) OR THE BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDERS: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial withdrawals from your contract. However, the IRS may determine that these charges should be treated as partial withdrawals subject to taxation to the extent of any gain as well as the 10% tax penalty for withdrawals before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.


ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax deferred.

PENALTIES: If you receive amounts from your contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

-  because of your death;
-  because you become disabled (as defined in the Code);
- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or
- if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).


For IRAs, other exceptions may apply if you make withdrawals from your contract before you reach age 59 1/2. For TSAs, other exceptions may apply if you make withdrawals from your contract before it specifies that payments can be made.

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WITHHOLDING, GENERALLY: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full withdrawal) we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.


WITHHOLDING FROM QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA, or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:

- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;
- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;
-  the payout is a minimum distribution required under the Code; or
-  the payout is made on account of eligible hardship.

Payments we made to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.


TRANSFER OF OWNERSHIP OF A NONQUALIFIED ANNUITY: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer.


COLLATERAL ASSIGNMENT OF A NONQUALIFIED ANNUITY: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal. You may not collaterally assign or pledge your qualified contracts.


IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.


AMERICAN ENTERPRISE LIFE'S TAX STATUS: American Enterprise Life is taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of American Enterprise Life, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to American Enterprise Life, and therefore no charge is made against the subaccounts for federal income taxes. American Enterprise Life reserves the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.


TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

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VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

-  the reserve held in each subaccount for your contract; divided by
-  the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

-  laws or regulations change;
-  the existing funds become unavailable; or
-  in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute the funds currently listed in this prospectus for other funds.

We may also:

-  add new subaccounts;
-  combine any two or more subaccounts;
-  make additional subaccounts investing in additional funds;
-  transfer assets to and from the subaccounts or the variable account; and
-  eliminate or close any subaccounts.

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER

American Express Financial Advisors Inc. (AEFA) serves as the principal underwriter for the contract. Its offices are located at 70100 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly-owned subsidiary of American Express Financial Corporation (AEFC) which is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City.

The contracts will be distributed by broker-dealers which have entered into distribution agreements with AEFA and American Enterprise Life.

ISSUER


American Enterprise Life issues the annuities. American Enterprise Life is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC. American Enterprise Life is a stock life insurance company organized in 1981 under the laws of the state of Indiana. Its administrative offices are located at 829 AXP Financial Center, Minneapolis, MN 55474. Its statutory address is 100 Capitol Center South, 201 North Illinois Street, Indianapolis, IN 46204. American Enterprise Life conducts a conventional life insurance business.

American Enterprise Life pays cash compensation to the broker-dealers and insurance agencies who have entered into distribution agreements with American Enterprise Life and AEFA for the sale of contracts. This compensation will not result in any charge to contract owners or to the variable account in addition to the charges described in this prospectus. This cash compensation will not be more than 9.0% of the purchase payments it receives on the contracts. From time to time and in accordance with applicable laws and regulations we will pay or permit other promotional incentives, in cash or credit or other compensation.

LEGAL PROCEEDINGS

A number of lawsuits involving insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts have been filed against life and health insurers in jurisdictions in which American Enterprise Life and its affiliates do business. American Enterprise Life and its affiliates, like other life and health insurers, are involved in such litigation. IDS Life was a named defendant in three class action lawsuits of this nature. American Enterprise Life is a named defendant in one of the suits, RICHARD W. AND ELIZABETH J. THORESEN V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK which was commenced in Minnesota state court on October 13, 1998. These class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts.

In January 2000, AEFC and its subsidiaries reached an agreement in principle to settle the three class action lawsuits, including the one described above. It is expected the settlement will provide $215 million of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985.

In August 2000, an action entitled LESA BENACQUISTO, DANIEL BENACQUISTO, RICHARD THORESEN, ELIZABETH THORESEN, ARNOLD MORK, ISABELLA MORK, RONALD MELCHERT AND SUSAN MELCHERT V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN EXPRESS FINANCIAL ADVISORS, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK was commenced in the United States District Court for the District of Minnesota. The complaint put at issue various alleged sales practices and misrepresentations and allegations of violations of federal laws.

In May 2001, the United States District Court for the District of Minnesota and the District Court, Fourth Judicial District for the State of Minnesota, Hennepin County entered orders approving the settlement as tentatively reached in January 2000. Appeals were filed in both federal and state court but subsequently dismissed by the parties filing the appeals. The orders approving the settlement were final as of September 24, 2001. Implementation of the settlement commenced October 15, 2001.

Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, American Enterprise Life does not consider any lawsuits in which it is named as a defendant to be material.

ADDITIONAL INFORMATION ABOUT AMERICAN ENTERPRISE LIFE

SELECTED FINANCIAL DATA

The following selected financial data for American Enterprise Life should be read in conjunction with the financial statements and notes.



(THOUSANDS)                                                2001            2000         1999            1998          1997
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                $    271,718    $   299,759   $   322,746    $   340,219   $   332,268
Net (loss) gain on investments                            (89,920)           469         6,565         (4,788)         (509)
Other                                                      16,245         12,248         8,338          7,662         6,329
TOTAL REVENUES                                       $    198,043    $   312,476   $   337,649    $   343,093   $   338,088
(LOSS) INCOME BEFORE INCOME TAXES                    $    (63,936)   $    38,452   $    50,662    $    36,421   $    44,958
NET (LOSS) INCOME                                    $    (41,728)   $    24,365   $    33,987    $    22,026   $    28,313
TOTAL ASSETS                                         $  5,275,681    $ 4,652,221   $ 4,603,343    $ 4,885,621   $ 4,973,413
------------------------------------------------------------------------------------------------------------------------------------



MANAGEMENT'S DISCUSSION AND ANALYSIS OF CONSOLIDATED FINANCIAL CONDITION AND RESULTS OF OPERATIONS
2001 COMPARED TO 2000:

American Enterprise Life's net loss was $42 million in 2001, compared to net income of $24 million in 2000. Loss before income taxes totaled $64 million in 2001, compared with income of $38 million in 2000. This decline was primarily the result of a $91 million increase in net pretax realized loss on investments and a $28 million decrease in net investment income.

Total investment contract deposits received increased to $922 million in 2001, compared with $721 million in 2000. This increase is primarily due to increases in fixed and variable annuity deposits in 2001.

Total revenues decreased to $198 million in 2001, compared with $312 million in 2000. The decrease is primarily due to net investment losses and decreases in net investment income. Net investment income, the largest component of revenues, decreased 9% from the prior year, primarily due to lower overall investment yields and credit related yield adjustments on fixed maturity investments.

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Contractholder charges decreased 13% to $6.0 million in 2001, compared with $6.9 million in 2000, due primarily to a decline in fixed annuity surrender charges. American Enterprise Life also receives mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased to $10.2 million in 2001, compared with $5.4 million in 2000, reflecting an increase in separate account assets.

Net realized losses on investments were $90 million in 2001, compared to net realized gains on investments of $0.5 million in 2000. The losses in 2001 are comprised of an $18 million net loss in the first quarter resulting primarily from the recognition of impairment losses and the sale of certain high-yield securities; a $20 million write-down in the second quarter to recognize the impact of higher default assumptions on certain structured investments; a $51 million write-down of lower-rated securities (most of which were sold in 2001) in the second quarter primarily in connection with American Enterprise Life's decision to lower its risk profile by reducing the level of its high-yield fixed maturity investment portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; and $1 million of other net losses related to the sale and write-down of investments.

Total benefits and expenses decreased 4% to $262 million in 2001 compared to $274 million in 2000. The largest component of expenses, interest credited on investment contracts, decreased to $181 million, reflecting lower crediting rates which more than offset the growth in fixed annuities inforce. Amortization of deferred policy acquisition costs (DACs) decreased to $45 million in 2001, compared to $48 million in 2000. The decline was primarily due to DAC unlocking adjustments (see footnote one of the attached financial statements for the definition of unlocking adjustments), which resulted in net increases in amortization of $1.9 million in 2001 and $1.5 million in 2000. Amortization, excluding unlocking adjustments, was less in 2001 than in 2000, due primarily to improved persistency of fixed deferred annuity business.

Other operating expenses increased slightly to approximately $36 million in 2001.

2000 COMPARED TO 1999:

Net income decreased 28% to $24 million in 2000, compared to $34 million in 1999. Income before income taxes totaled $38 million in 2000, compared with $51 million in 1999. The decrease was largely due to lower net investment income in 2000 than in 1999.

Total investment contract deposits received increased to $721 million in 2000, compared with $336 million in 1999. This increase is primarily due to an increase in variable annuity deposits in 2000.

Total revenues decreased to $312 million in 2000, compared with $338 million in 1999. The decrease is primarily due to decreases in net investment income and net realized gains on investments. Net investment income, the largest component of revenues, decreased 7% from the prior year, reflecting a decrease in investments owned and lower investment yields.

Contractholder charges increased 13% to $6.9 million in 2000, compared with $6.1 million in 1999, reflecting an increase in annuity surrender charges. American Enterprise Life also receives mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased 135% to $5.4 million in 2000, compared with $2.3 million in 1999, this reflects the increase in separate account assets.

Net realized gain on investments was $.5 million in 2000, compared with $6.6 million in 1999. The decrease in net realized gains was primarily due to the loss on sale and writedown of fixed maturity investments.

Total benefits and expenses decreased 5% to $274 million in 2000, compared with $287 million in 1999. The largest component of expenses, interest credited on investment contracts, decreased to $191 million, reflecting a decrease in fixed annuities in force and lower crediting rates. Amortization of deferred policy acquisition costs increased to $48 million, compared to $43 million in 1999. This increase was due primarily to increased aggregate amounts in force.

Other operating expenses remained steady at $35 million in 2000.

CERTAIN CRITICAL ACCOUNTING POLICIES

In December 2001, The Securities and Exchange Commission (SEC) issued a financial reporting release, #FR-60, "Cautionary Advice Regarding Disclosure About Critical Accounting Policies." In this connection, the following information has been provided about certain critical accounting policies that are important to the Consolidated Financial Statements and that entail, to a significant extent, the use of estimates, assumptions and the application of management's judgment. These policies relate to the recognition of impairment within the investment portfolio and deferred acquisition costs.

Generally, investment securities are carried at fair value on the balance sheet. Gains and losses are recognized in the results of operations upon disposition of the securities. In addition, losses are also recognized when management determines that a decline in value is not temporary, which requires judgment regarding the amount and timing of recovery. Typically, American Enterprise Life defines an event of impairment for debt securities as issuer default or bankruptcy. Fair value is generally based on quoted market prices. However, American Enterprise Life's investment portfolio also contains structured investments of various asset quality, including Collateralized Debt Obligations
(CDOs) and Structured Loan Trusts (backed by high-yield bonds and bank loans, respectively), which are not readily marketable. As a result, the carrying values of these structured investments are based on cash flow projections which require a significant degree of judgment and as such are subject to change. If actual future cash flows are less than projected, additional losses would be realized.

American Enterprise Life's deferred acquisition costs (DACs) represent costs of acquiring new business, principally sales and other distribution and underwriting costs, that have been deferred on the sale of annuity, insurance, and certain mutual fund and long-term products. DACs are amortized over the lives of the products, either as a constant percentage of projected earnings or as a constant percentage of projected liabilities associated with such products. Such projections require use of certain assumptions, including interest margins, mortality rates, persistency rates, maintenance expense levels and, for variable products, separate account performance. As actual experience differs from the current assumptions, management considers on a quarterly basis the need to change key assumptions underlying the amortization models prospectively. For example, if the stock market trend rose or declined appreciably, it could impact assumptions made about separate account performance and result in an adjustment to income, either positively or negatively. The impact on results of operations of changing prospective assumptions with respect to the amortization of DACs is reflected in the period in which such changes are made.

RISK MANAGEMENT

The sensitivity analysis of two different types of market risk discussed below estimate the effects of hypothetical sudden and sustained changes in the applicable market conditions of two different types of market risk on the ensuing year's earnings, based on year-end positions. The market changes, assumed to occur as of year-end, are a 100 basis point increase in market interest rates and a 10% decline in the value of equity securities under management. Computations of the prospective effects of the hypothetical interest rate and equity market changes are based on numerous assumptions, including relative levels of market interest rates and equity market prices, as well as the levels of assets and liabilities. The hypothetical changes and assumptions will be different from what actually occur. Furthermore, the computations do not incorporate actions that management could take if the hypothetical market changes actually occurred. As a result, actual earnings consequences will differ from those quantified below.

American Enterprise Life primarily invests in fixed income securities over a broad range of maturities for the purpose of providing fixed annuity clients with a rate of return on their investments while minimizing risk, and to provide a dependable and targeted spread between the interest rate earned on investments and the interest rate credited to contractholders' accounts. American Enterprise Life does not invest in securities to generate trading profits.

American Enterprise Life has an investment committee that holds regularly scheduled meetings and, when necessary, special meetings. At these meetings, the committee reviews models projecting different interest rate scenarios and their impact on profitability. The objective of the committee is to structure the investment security portfolio based upon the type and behavior of products in the liability portfolio so as to achieve targeted levels of profitability within defined risk parameters and to meet contractual obligations.

Rates credited to contractholders' accounts are generally reset at shorter intervals than the maturity of underlying investments. Therefore, margins may be negatively impacted by increases in the general level of interest rates. Part of the committee's strategy includes the use of derivatives, such as interest rate caps, swaps and floors, for hedging purposes. These derivatives protect margins by increasing investment returns if there is a sudden and severe rise in interest rates, thereby mitigating the impact of an increase in rates credited to contractholders' accounts.

The effect on American Enterprise Life's pretax earnings of a 100 basis point increase in interest rates, which assumes repricings and customer behavior based on the application of proprietary models to the book of business at Dec. 31, 2001 and includes the impact of any derivatives, would be an increase of approximately $5.4 million.

The amount of the fee income American Enterprise Life receives is based upon the daily market value of the separate account assets. As a result, American Enterprise Life's fee income would be negatively impacted by a decline in the equity markets.

The negative effect on American Enterprise Life's pretax earnings of a 10% decline in equity prices would be approximately $1 million based on assets under management as of Dec. 31, 2001.

LIQUIDITY AND CAPITAL RESOURCES

The liquidity requirements of American Enterprise Life are met by funds provided by annuity considerations, capital contributions, investment income, proceeds from sales of investments as well as maturities and periodic repayments of investment principal.

The primary uses of funds are policy benefits, commissions and operating expenses and investment purchases.

American Enterprise Life has an available line of credit with AEFC aggregating $50 million. The line of credit is used strictly as a short-term source of funds. No borrowings were outstanding under the agreement at Dec. 31, 2001. At Dec. 31, 2001, there were no outstanding reverse repurchase agreements.

At Dec. 31, 2001, investments in fixed maturities comprised 83% of American Enterprise Life's total invested assets. Of the fixed maturity portfolio, approximately 45% is invested in GNMA, FNMA and FHLMC mortgage-backed securities which are considered AAA/Aaa quality.

At Dec. 31, 2001, approximately 3% of American Enterprise Life's investments in fixed maturities were below investment grade bonds. These investments may be subject to a higher degree of risk than the investment grade issues because of the borrower's generally greater sensitivity to adverse economic conditions, such as recession or increasing interest rates, and in certain instances, the lack of an active secondary market. Expected returns on below investment grade bonds reflect consideration of such factors. American Enterprise Life has identified those fixed maturities for which a decline in fair value is determined to be other than temporary, and has written them down to fair value with a charge to earnings.

During 2001, American Enterprise Life placed a majority of its rated Collateralized Debt Obligation (CDO) (obligations that are backed primarily by high-yield bonds) securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $54 million, into a securitization trust. In return, American Enterprise Life received $7 million in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $47 million. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows.

At Dec. 31, 2001, net unrealized appreciation on available-for-sale fixed maturities included $62 million of gross unrealized appreciation and $42 million of gross unrealized depreciation. American Enterprise Life does not have any held-to-maturity fixed maturities at Dec. 31, 2001.

At Dec. 31, 2001, American Enterprise Life had a reserve for losses for mortgage loans totaling $4.2 million.

In 2001, American Enterprise Life received a $60 million capital contribution from its parent.

The economy and other factors have caused a number of insurance companies to go under regulatory supervision. This circumstance has resulted in assessments by state guaranty associations to cover losses to policyholders of insolvent or rehabilitated companies. Some assessments can be partially recovered through a reduction in future premium taxes in certain states. American Enterprise Life established an asset for guaranty association assessments paid to those states allowing a reduction in future premium taxes over a reasonable period of time. The asset is being amortized as premium taxes are reduced. American Enterprise Life has also estimated the potential effect of future assessments on American Enterprise Life's financial position and results of operations and has established a reserve for such potential assessments.

The National Association of Insurance Commissioners has established risk-based capital standards to determine the capital requirements of a life insurance company based upon the risks inherent in its operations. These standards require the computation of a risk-based capital amount which is then compared to a company's actual total adjusted capital. The computation involves applying factors to various statutory financial data to address four primary risks: asset default, adverse insurance experience, interest rate risk and external events. These standards provide for regulatory attention when the percentage of total adjusted capital to authorized control level risk-based capital is below certain levels. As of Dec. 31, 2001, American Enterprise Life's total adjusted capital was well in excess of the levels requiring regulatory attention.

FORWARD-LOOKING STATEMENTS

Certain statements in the Management's Discussion and Analysis of Consolidated Financial Condition and Results of Operations contain forward-looking statements which are subject to risks and uncertainties that could cause results to differ materially from such statements. Readers are cautioned not to place undue reliance on these forward-looking statements, which speak only as of the date on which they are made. American Enterprise Life undertakes no obligation to update publicly or revise any forward-looking statements. Important factors that could cause actual results to differ materially from American Enterprise Life's forward-looking statements include, among other things, changes in the ability of issuers of investment securities held by American Enterprise Life to meet their debt obligations, which could result in further losses in American Enterprise Life's investment portfolio.

RESERVES

In accordance with the insurance laws and regulations under which we operate, we are obligated to carry on our books, as liabilities, actuarially determined reserves to meet our obligations on our outstanding annuity contracts. We base our reserves for deferred annuity contracts on accumulation value and for fixed annuity contracts in a benefit status on established industry mortality tables. These reserves are computed amounts that will be sufficient to meet our policy obligations at their maturities.

INVESTMENTS

Of our total investments of $3,959,706 at Dec. 31, 2001, 38% was invested in mortgage-backed securities, 44% in corporate and other bonds, 17% in primary mortgage loans on real estate and less than 1% in other investments.

COMPETITION

The annuity business is highly competitive and American Enterprise Life's competitors consist of both stock and mutual insurance companies and other financial institutions. Competitive factors applicable to the business of American Enterprise Life include the interest rates credited to its products, the charges deducted from the cash values of such products, the financial strength of the organization and the services provided to contract owners.

EMPLOYEES

As of Dec. 31, 2001, we had no employees.

PROPERTIES

We occupy office space in Minneapolis, MN, which is leased by AEFC. We reimburse AEFC for rent based on direct and indirect allocation methods. Facilities occupied by us are believed to be adequate for the purposes for which they are used and well maintained.

STATE REGULATION

American Enterprise Life is subject to the laws of the State of Indiana governing insurance companies and to the regulations of the Indiana Department of Insurance. An annual statement in the prescribed form is filed with the Indiana Department of Insurance each year covering our operation for the preceding year and its financial condition at the end of such year. Regulation by the Indiana Department of Insurance includes periodic examination to determine American Enterprise's contract liabilities and reserves so that the Indiana Department of Insurance may certify that these items are correct. The Company's books and accounts are subject to review by the Indiana Department of Insurance at all times. In addition, American Enterprise Life is subject to regulation under the insurance laws of other jurisdictions in which it operates. Under insurance guaranty fund laws, in most states, insurers doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. Most of these laws do provide however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.

DIRECTORS AND EXECUTIVE OFFICERS*

American Enterprise Life's sole shareholder, IDS Life, elects the board of directors that oversees our operations.

The directors and principal executive officers of American Enterprise Life and the principal occupation of each during the last five years is as follows:

DIRECTORS

GUMER C. ALVERO
Born in 1967
Director, Chair of the Board and Executive Vice President - Annuities since January 2001. Vice President - Variable Annuities, AEFC, since April 1998. Executive Assistant to President/CEO, AEFC, from April 1996 to April 1998.

DOUGLAS K. DUNNING
Born in 1957
Director since July 2001. Vice President - Annuity Product Development, AEFC, since January 2001. Vice President - Assured Assets Product Development and Management, AEFC, from August 1998 to January 2001. Vice President - Assured Assets Product Development from September 1994 to August 1998.

CAROL A. HOLTON
Born in 1952
Director, President and Chief Executive Officer since January 2001. Vice President - Third Party Distribution, AEFC, since April 1998. Director - Distributor Services, AEFC, from September 1997 to April 1998. Director - Business Systems and Operations, F&G Life, from July 1996 to August 1997.

PAUL S. MANNWEILER**
Born in 1949
Director since 1986. Partner at Locke Reynolds Boyd & Weisell since 1980.

TERESA J. RASMUSSEN
Born in 1956
Director since December 2000. Vice President and Assistant General Counsel, AEFC, since August 2000. Assistant Vice President, AEFC, from October 1995 to August 2000.

OFFICERS OTHER THAN DIRECTORS

LORRAINE R. HART
Born in 1951
Vice President - Investments since 1992. Vice President - Insurance Investments, AEFC, since 1989.

JAMES M. ODLAND
Born in 1955
Vice President, General Counsel and Secretary since March 2002. Vice President and Group Counsel, AEFC, since January 2002. Counsel, AEFC, from January 2001 to January 2002. Counsel, Reliastar Financial Corp., Minneapolis, MN, June 1999 to January 2001. Assistant Vice President - Law, Lutheran Brotherhood, Minneapolis, MN, July 1986 to June 1999.

PHILIP C. WENTZEL
Born in 1961
Vice President and Controller since 1998. Director of Financial Reporting and Analysis, AEFC, from 1992 to 1997.

DAVID L. YOWAN
Born in 1957
Vice President and Treasurer since March 2001. Senior Vice President and Assistant Treasurer of American Express Company since January 1999. Vice President and Corporate Treasurer, AEFC, since March 2001. Senior Portfolio and Risk Management Officer for the North American Consumer Bank of Citigroup from August 1987 to January 1999.

* The address for all of the directors and principal officers is: 829 AXP Financial Center, Minneapolis, MN 55474 except for Mr. Mannweiler who is an independent director.
** Mr. Mannweiler's address is: 201 No. Illinois Street, Indianapolis, IN 46204

SECURITY OWNERSHIP OF MANAGEMENT

Our directors and officers do not beneficially own any outstanding shares of stock of the company. All of our outstanding shares of stock are beneficially owned by IDS Life. The percentage of shares of IDS Life owned by any director, and by all our directors and officers as a group, does not exceed 1% of the class outstanding.

EXPERTS

Ernst & Young LLP, independent auditors, have audited the consolidated financial statements of American Enterprise Life Insurance Company at Dec. 31, 2001 and 2000, and for each of the three years in the period ended Dec. 31, 2001, and the individual financial statements of the segregated asset subaccounts of American Enterprise Variable Annuity Account - American Express(R) Galaxy Premier Variable Annuity as of Dec. 31, 2001 and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the prospectus and elsewhere in the registration statement in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of American Enterprise Life Insurance Company (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2001 and 2000, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of American Enterprise Life Insurance Company at December 31, 2001 and 2000, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.






ERNST & .YOUNG LLP






January 28, 2002
Minneapolis, Minnesota

CONSOLIDATED BALANCE SHEETS



DECEMBER 31, (IN THOUSANDS, EXCEPT SHARE AMOUNTS)                              2001                   2000
ASSETS

Investments:
   Fixed maturities:
     Held-to-maturity, at amortized cost (fair value: 2000, $927,031)      $        --             $   934,091
     Available-for-sale, at fair value (amortized cost: 2001,
     $3,282,893; 2000, $2,163,906)                                           3,302,753               2,068,487
  Common stocks                                                                    344                     880
  Mortgage loans on real estate                                                654,209                 724,009
  Other investments                                                              2,400                      --
--------------------------------------------------------------------------------------------------------------------
          Total investments                                                  3,959,706               3,727,467
Cash and cash equivalents                                                      260,214                  34,852
Amounts due from brokers                                                        41,705                   1,316
Other accounts receivable                                                        1,812                     867
Accrued investment income                                                       45,422                  54,941
Deferred policy acquisition costs                                              217,923                 198,622
Deferred income taxes, net                                                      32,132                  26,350
Other assets                                                                     8,527                  18,496
Separate account assets                                                        708,240                 589,310
--------------------------------------------------------------------------------------------------------------------
Total assets                                                               $ 5,275,681             $ 4,652,221
====================================================================================================================

LIABILITIES AND STOCKHOLDER'S EQUITY

Liabilities:
   Future policy benefits:
     Fixed annuities                                                        $3,765,679             $ 3,584,784
     Universal life-type insurance                                                   3                      10
   Policy claims and other policyholders' funds                                  2,286                   9,295
   Amounts due to brokers                                                      225,127                  24,387
   Other liabilities                                                            64,517                   6,326
   Separate account liabilities                                                708,240                 589,310
--------------------------------------------------------------------------------------------------------------------
          Total liabilities                                                  4,765,852               4,214,112
--------------------------------------------------------------------------------------------------------------------
Commitments and contingencies
Stockholder's equity:
   Capital stock, $150 par value per share; 100,000 shares authorized,
     20,000 shares issued and outstanding                                        3,000                   3,000
   Additional paid-in capital                                                  341,872                 281,872
   Accumulated other comprehensive loss, net of tax:
     Net unrealized securities gains (losses)                                   17,655                 (62,097)
     Net unrealized derivative losses                                          (26,304)                     --
--------------------------------------------------------------------------------------------------------------------
          Total accumulated other comprehensive loss                            (8,649)                (62,097)
   Retained earnings                                                           173,606                 215,334
--------------------------------------------------------------------------------------------------------------------
          Total stockholder's equity                                           509,829                 438,109
--------------------------------------------------------------------------------------------------------------------
Total liabilities and stockholder's equity                                 $ 5,275,681             $ 4,652,221
====================================================================================================================



See notes to consolidated financial statements.

CONSOLIDATED STATEMENTS OF INCOME



YEARS ENDED DECEMBER 31, (IN THOUSANDS)                       2001       2000        1999
REVENUES

Net investment income                                      $ 271,718   $ 299,759    $ 322,746
Contractholder charges                                         5,998       6,865        6,069
Mortality and expense risk fees                               10,247       5,383        2,269
Net realized (loss) gain on investments                      (89,920)        469        6,565
--------------------------------------------------------------------------------------------------
  Total revenues                                             198,043     312,476      337,649
--------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES

Interest credited on universal life-type insurance
  and investment contracts                                   180,906     191,040      208,583
Amortization of deferred policy acquisition costs             45,494      47,676       43,257
Other operating expenses                                      35,579      35,308       35,147
--------------------------------------------------------------------------------------------------
  Total benefits and expenses                                261,979     274,024      286,987
--------------------------------------------------------------------------------------------------
(Loss) income before income taxes                            (63,936)     38,452       50,662
Income tax (benefit) expense                                 (22,208)     14,087       16,675
--------------------------------------------------------------------------------------------------
Net (loss) income                                          $ (41,728)  $  24,365    $  33,987
==================================================================================================



See notes to consolidated financial statements.

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY



                                                                                   ACCUMULATED
                                                                                     OTHER
                                                                     ADDITIONAL   COMPREHENSIVE                   TOTAL
                                                          CAPITAL     PAID-IN     INCOME (LOSS),  RETAINED    STOCKHOLDER'S
FOR THE THREE YEARS ENDED DECEMBER 31, 2001                STOCK      CAPITAL       NET OF TAX    EARNINGS       EQUITY
(IN THOUSANDS)

Balance, January 1, 1999                                 $    2,000  $   282,872  $       44,295  $  156,982  $     486,149
Comprehensive loss:
  Net income                                                     --           --              --      33,987         33,987
  Unrealized holding losses arising during the year,
    net of income tax benefit of $59,231                         --           --        (110,001)         --       (110,001)
  Reclassification adjustments for gains included in
    net income, net of income tax of $2,179                      --           --          (4,047)         --         (4,047)
---------------------------------------------------------------------------------------------------------------------------
  Other comprehensive loss                                       --           --        (114,048)                  (114,048)
---------------------------------------------------------------------------------------------------------------------------
  Comprehensive loss                                                                                                (80,061)
---------------------------------------------------------------------------------------------------------------------------

Balance, December 31, 1999                                    2,000      282,872         (69,753)    190,969        406,088
Comprehensive income:
  Net income                                                     --          --               --      24,365         24,365
  Unrealized holding gains arising during the year,
    net of income taxes of ($4,812)                              --          --            8,937          --          8,937
  Reclassification adjustment for gains included in
    net income, net of income tax of $690                        --           --          (1,281)         --         (1,281)
---------------------------------------------------------------------------------------------------------------------------
  Other comprehensive income                                     --           --           7,656          --          7,656
---------------------------------------------------------------------------------------------------------------------------
  Comprehensive income                                                                                               32,021
  Change in par value of capital stock                        1,000       (1,000)             --          --             --
---------------------------------------------------------------------------------------------------------------------------

Balance, December 31, 2000                                    3,000      281,872         (62,097)    215,334        438,109
Comprehensive income:
  Net loss                                                       --           --              --     (41,728)       (41,728)
  Cumulative effect of adopting SFAS No. 133,
    net of income tax benefit of $18,699                         --           --         (34,726)         --        (34,726)
  Unrealized holdings gains arising on
    available-for-sale securities
    during the year, net of income taxes of $73,754              --           --          136,972         --        136,972
Reclassification adjustment for losses on
  available-for-sale securities included in net loss,
  net of income tax benefit of $30,811                           --           --         (57,220)         --        (57,220)
Reclassification adjustment for losses on derivatives
  included in net losses,
  net of income tax benefit of $4,535                            --           --           8,422          --          8,422
---------------------------------------------------------------------------------------------------------------------------
Other comprehensive income                                                                53,448                     53,448
---------------------------------------------------------------------------------------------------------------------------
Comprehensive income                                                                                                 11,720
Capital contribution                                             --       60,000              --          --         60,000
---------------------------------------------------------------------------------------------------------------------------
Balance, December 31, 2001                               $    3,000  $   341,872  $       (8,649) $  173,606  $     509,829
===========================================================================================================================



See notes to consolidated financial statements.

CONSOLIDATED STATEMENTS OF CASH FLOWS



YEARS ENDED DECEMBER 31, (IN THOUSANDS)                                              2001            2000            1999
CASH FLOWS FROM OPERATING ACTIVITIES

Net (loss) income                                                               $     (41,728)  $       24,365   $       33,987
  Adjustments to reconcile net (loss) income to net cash provided by
    (used in) operating activities:
    Change in accrued investment income                                                 9,519            1,735            5,064
    Change in other accounts receivable                                                  (945)            (551)            (102)
    Change in deferred policy acquisition costs, net                                  (19,301)         (18,334)          16,191
    Change in other assets                                                             31,411           (9,960)              34
    Change in policy claims and other policyholders' funds                             (7,009)          (2,802)           4,708
    Deferred income tax (benefit) provision                                           (34,562)           7,029              711
    Change in other liabilities                                                         6,553          (11,110)          (7,064)
    Amortization of premium (accretion of discount), net                                 (689)           2,682            2,315
    Net realized loss (gain) on investments                                            89,920             (469)          (6,565)
    Other, net                                                                         (7,796)            (233)          (1,562)
-------------------------------------------------------------------------------------------------------------------------------
      Net cash provided by (used in) operating activities                              25,373           (7,648)          47,717
-------------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES

Held-to-maturity securities:
  Maturities, sinking fund payments and calls                                              --           65,716           65,705
  Sales                                                                                    --            5,128            8,466
Available-for-sale securities:
  Purchases                                                                        (1,446,157)        (101,665)        (593,888)
  Maturities, sinking fund payments and calls                                         379,281          171,297          248,317
  Sales                                                                               803,034          176,296          469,126
Other investments:
  Purchases                                                                            (8,513)          (1,388)         (28,520)
  Sales                                                                                71,110           65,978           57,548
Change in amounts due from brokers                                                    (40,389)          (1,316)              --
Change in amounts due to brokers                                                      200,740             (828)         (29,132)
-------------------------------------------------------------------------------------------------------------------------------
      Net cash (used in) provided by investing activities                             (40,894)         379,218          197,622
-------------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES

Activity related to universal life-type insurance and investment contracts:
  Considerations received                                                             779,626          398,462          299,899
  Surrenders and other benefits                                                      (779,649)        (926,220)        (753,821)
  Interest credited to account balances                                               180,906          191,040          208,583
Capital contribution                                                                   60,000               --               --
-------------------------------------------------------------------------------------------------------------------------------
  Net cash provided by (used in) financing activities                                 240,883         (336,718)        (245,339)
-------------------------------------------------------------------------------------------------------------------------------
Net increase in cash and cash equivalents                                             225,362           34,852               --
Cash and cash equivalents at beginning of year                                         34,852               --               --
-------------------------------------------------------------------------------------------------------------------------------
Cash and cash equivalents at end of year                                       $      260,214   $       34,852   $           --
===============================================================================================================================
Supplemental disclosures:
  Income taxes paid                                                            $           --   $       14,861   $       22,007
  Interest on borrowings                                                                   15            1,073            2,187



See notes to consolidated financial statements.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(IN THOUSANDS)

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NATURE OF BUSINESS
American Enterprise Life Insurance Company (the Company) is a stock life insurance company that is domiciled in Indiana and is licensed to transact insurance and annuity business in 48 states. The Company is a wholly-owned subsidiary of IDS Life Insurance Company (IDS Life), which is a wholly-owned subsidiary of American Express Financial Corporation (AEFC). AEFC is a wholly-owned subsidiary of American Express Company. The Company also wholly-owns American Enterprise REO 1, LLC.

The Company's principal product is deferred annuities, which are issued primarily to individuals. It offers single premium and annual premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities and variable universal life insurance are offered as well. The Company distributes its products primarily through financial institutions and unbranded independent financial advisors.

REVENUE RECOGNITION
Profits on fixed deferred annuities are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable deferred annuities also include the excess of mortality and expense risk fees over the costs of guaranteed benefits provided. Contractholder charges include policy fees and surrender charges.

Profits on variable universal life insurance are the excess of contractholder charges, mortality and expense risk fees and investment income earned from investment of contract considerations over interest credited to contract values, death and other benefits paid in excess of contract values, amortization of deferred acquisition costs and other expenses. Contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. Mortality and expense risk fees are received from the variable life insurance separate accounts.

BASIS OF PRESENTATION
The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by the Indiana Department of Insurance (see Note 4). Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS -- SECURITIES
Debt securities that the Company has both the positive intent and the ability to hold to maturity are classified as held-to-maturity and carried at amortized cost. All other debt securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of deferred income taxes. When evidence indicates there is a decline in a security's value, which is other than temporary, the security is written down to fair value through a charge to current year's earnings.

The Company's investment portfolio contains structured investments, including Collateralized Debt Obligations (CDOs) (obligations that are primarily backed by high-yield bonds), which are not readily marketable. The carrying values of these investments are based on cash flow projections and, as such, these values are subject to change. If actual cash flows are less than projected, losses would be recognized; increases in cash flows would be recognized over future periods.

Realized investment gains or losses are determined on an identified cost basis.

Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

INVESTMENTS -- MORTGAGE LOANS ON REAL ESTATE
Mortgage loans on real estate are carried at amortized cost less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

Impairment of mortgage loans is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in a reserve for losses. The reserve for losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the reserve account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectability of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

CASH AND CASH EQUIVALENTS
The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

DEFERRED POLICY ACQUISITION COSTS
The costs of acquiring new business, principally sales compensation, policy issue costs, and certain sales expenses, have been deferred on annuity contracts. These costs are amortized using the interest method.

Amortization of deferred policy acquisition costs requires the use of assumptions including interest margins, persistency rates, maintenance expense levels and, for variable annuities, separate account performance. Actual experience is reflected in the Company's amortization models monthly. As actual experience differs from the current assumptions, management considers the need to change key prospective assumptions underlying the amortization models. The impact of changing prospective assumptions is reflected in the period that such changes are made and is generally referred to as an unlocking adjustment. During 2001 and 2000, unlocking adjustments resulted in a net increase in amortization of $1,900 and $1,500 respectively. Net unlocking adjustments in 1999 were not significant.

In amortizing deferred policy acquisition costs associated with variable annuities, the Company assumes contract values will appreciate at a specified long-term annual rate. The Company may project near-term appreciation at a different rate in order to maintain the long-term rate assumption.

LIABILITIES FOR FUTURE POLICY BENEFITS
Liabilities for variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue.

REINSURANCE
Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for original policies issued and with the terms of the reinsurance contracts.

The maximum amount of life insurance risk retained by the Company is $750 on any policy insuring a single life. Risk not retained is reinsured with other life insurance companies on a yearly renewable term basis. The Company retains all accidental death benefit and waiver of premium risk.

FEDERAL INCOME TAXES
The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

SEPARATE ACCOUNT BUSINESS
The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity contract owners. The Company receives mortality and expense risk fees from the variable annuity separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

ACCOUNTING DEVELOPMENTS
In July 2000, the Financial Accounting Standards Board's (FASB) Emerging Issues Task Force issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company adopted the consensus as of January 1, 2001. Issue 99-20 prescribes new procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affects certain structured securities. Although there was no significant impact resulting from the adoption of Issue 99-20, the Company holds structured securities that are accounted for under Issue 99-20.

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended (SFAS No. 133), which requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative are recorded in earnings or directly to equity, depending on the instrument's designated use. The adoption of SFAS No. 133 on January 1, 2001, resulted in a cumulative after-tax reduction to other comprehensive income of $34,726. This reduction in other comprehensive income is due to cash flow hedges that existed previous to adopting SFAS No. 133, that no longer qualify or are not designated for hedge accounting treatment under SFAS No. 133. The cumulative impact to earnings was not significant. See Note 8 for further discussion of the Company's derivatives and hedging activities.

SFAS No. 133 also provided a one-time opportunity to reclassify held-to-maturity security investments to available-for-sale without tainting the remaining securities in the held-to-maturity portfolio. The Company elected to take the opportunity to reclass all its held-to-maturity investments to available-for-sale.

The Company adopted SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which superseded SFAS No.
125. The Statement was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement was effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The impact on the Company's financial position or results of operations of adopting the Statement was not significant.

2.  INVESTMENTS

SECURITIES
Pursuant to the adoption of SFAS No. 133 the Company reclassified all held-to-maturity securities with a carrying value of $934,091 and net unrealized losses of $7,060 to available-for-sale as of January 1, 2001.

The following is a summary of securities available-for-sale at December 31, 2001:



                                                                           GROSS          GROSS
                                                          AMORTIZED      UNREALIZED     UNREALIZED         FAIR
                                                             COST           GAINS         LOSSES           VALUE
---------------------------------------------------------------------------------------------------------------------
Fixed maturity securities:
  U.S. Government agency obligations                    $       3,444   $        130   $          45   $        3,529
  State and municipal obligations                               2,250             18              --            2,268
  Corporate bonds and obligations                           1,806,644         43,487          34,140        1,815,991
  Mortgage-backed securities                                1,470,555         18,528           8,118        1,480,965
---------------------------------------------------------------------------------------------------------------------
Total fixed maturity securities                         $   3,282,893   $     62,163   $      42,303       $3,302,753
=====================================================================================================================
Common stocks                                           $         172   $        172   $          --   $          344
=====================================================================================================================

The amortized cost and fair value of fixed maturity securities at December 31, 2001 by contractual maturity are as follows:

                                                                                         AMORTIZED         FAIR
                                                                                           COST            VALUE
---------------------------------------------------------------------------------------------------------------------
Due within one year                                                                    $     126,891   $      129,298
Due from one to five years                                                                   627,515          651,371
Due from five to ten years                                                                   822,833          822,586
Due in more than ten years                                                                   235,099          218,533
Mortgage-backed securities                                                                 1,470,555        1,480,965
---------------------------------------------------------------------------------------------------------------------
Total                                                                                  $   3,282,893   $    3,302,753
=====================================================================================================================



The timing of actual receipts may differ from contractual maturities because issuers may call or prepay obligations.

The following is a summary of held-to-maturity and available-for-sale securities at December 31, 2000:



                                                                            GROSS          GROSS
                                                          AMORTIZED      UNREALIZED     UNREALIZED         FAIR
HELD-TO-MATURITY                                            COST             GAINS         LOSSES          VALUE
---------------------------------------------------------------------------------------------------------------------
Fixed maturities:
    U.S. Government agency obligations                  $       6,949   $         26   $          55   $        6,920
    State and municipal obligations                             2,101              1              --            2,102
    Corporate bonds and obligations                           773,630          9,876          17,470          766,036
    Mortgage-backed securities                                151,411            801             239          151,973
---------------------------------------------------------------------------------------------------------------------
Total fixed maturity securities                         $     934,091   $     10,704   $      17,764   $      927,031
=====================================================================================================================

                                                                            GROSS          GROSS
                                                          AMORTIZED      UNREALIZED     UNREALIZED         FAIR
HELD-TO-MATURITY                                            COST             GAINS         LOSSES          VALUE
---------------------------------------------------------------------------------------------------------------------
Fixed maturities:
    U.S. Government agency obligations                  $       5,154   $        284          $   --   $        5,438
    State and municipal obligations                             2,250              5              --            2,255
    Corporate bonds and obligations                         1,319,781         19,103         123,865        1,215,019
    Mortgage-backed securities                                836,721         10,780           1,726          845,775
---------------------------------------------------------------------------------------------------------------------
Total fixed maturity securities                         $   2,163,906   $     30,172   $     125,591   $    2,068,487
=====================================================================================================================
Common stocks                                           $         996   $         --   $         116   $          880
=====================================================================================================================



At December 31, 2001, bonds carried at $3,444 were on deposit with various states as required by law.

At December 31, 2001, fixed maturity securities comprised approximately 83 percent of the Company's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $311 million of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. A summary of fixed maturity securities, at amortized cost, by rating on December 31, is as follows:



RATING                                                      2001           2000
------------------------------------------------------------------------------------
Aaa/AAA                                                 $   1,597,815   $    998,333
Aaa/AA                                                             --          1,000
Aa/AA                                                          46,747         34,535
Aa/A                                                           58,419         59,569
A/A                                                           401,604        367,643
A/BBB                                                         145,261        121,028
Baa/BBB                                                       890,603        989,301
Baa/BB                                                         40,316         67,156
Below investment grade                                        102,128        459,432
------------------------------------------------------------------------------------
Total                                                   $   3,282,893   $  3,097,997
====================================================================================



At December 31, 2001, approximately 93 percent of the securities rated Aaa/AAA were GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than ten percent of stockholder's equity.

During the years ended December 31, 2000 and 1999, fixed maturities classified as held-to-maturity were sold with amortized cost of $5,128 and $8,466, respectively. Net gains and losses on these sales were not significant. The sales of these fixed maturities were due to significant deterioration in the issuers' creditworthiness.

Available-for-sale securities were sold during 2001 with proceeds of $803,034 and gross realized gains and losses of $18,575 and $105,929 respectively. Available-for-sale securities were sold during 2000 with proceeds of $176,296 and gross realized gains and losses of $3,488 and $1,516, respectively. Available-for-sale securities were sold during 1999 with proceeds of $469,126 and gross realized gains and losses of $10,374 and $4,147 respectively.

The net unrealized gain (loss) on available-for-sale securities as of December 31, 2001 and 2000, was $20,032 and ($95,535), respectively, with the $115,567 change, net of taxes, reflected as a separate component in accumulated other comprehensive income for the year ended December 31, 2001. For the year ended December 31, 2000 the change in net unrealized losses on available-for-sale securities was a decrease of $11,777. For the year ended December 31, 1999 the change in net unrealized gain on available-for-sale securities was a decrease of $175,458.

During 2001, the Company recorded pretax losses of $90,151 to recognize the impact of higher default rate assumptions on certain structured investments; to write down lower rated securities (most of which were sold during 2001) in connection with the Company's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; to write down certain other investments; and, to adopt EITF Issue 99-20, as previously discussed. Within the Consolidated Statements of Income, approximately $83,663 of these losses are included in Net realized (losses) gains on investments and approximately $6,488 are included in Net investment income.

During 2001, the Company placed a majority of its rated Collateralized Debt Obligation (CDO) (obligations that are backed primarily by high-yield bonds) securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $53,615, into a securitization trust. In return, the company received $7,108 in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $46,507. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows.

There was no cash flow related to this transaction other than the receipt of the initial $7,108. Cash flows on the assets sold to investors and retained interests are not scheduled to begin until March 31, 2002 in accordance with governing documents.

Fair values of security investments represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates, estimated future cash flows and market data from independent brokers.

MORTGAGES LOANS ON REAL ESTATE
At December 31, 2001, approximately 17 percent of the Company's invested assets were mortgage loans on real estate. Concentration of credit risk by region of the United States and by type of real estate are as follows:




                                                              DECEMBER 31, 2001              DECEMBER 31, 2000
                                                         ON BALANCE       FUNDING       ON BALANCE        FUNDING
REGION                                                      SHEET       COMMITMENTS        SHEET        COMMITMENTS
---------------------------------------------------------------------------------------------------------------------
South Atlantic                                          $     161,912   $      1,940   $     172,349   $           --
Middle Atlantic                                                93,771             --         106,376               --
East North Central                                            114,292             --         122,354               --
Mountain                                                       81,520             27         100,208               --
West North Central                                            106,432             --         110,669               --
New England                                                    34,896             --          39,877               --
Pacific                                                        31,836             --          38,559               --
West South Central                                             27,421             --          30,172               --
East South Central                                              6,361             --           6,749               --
---------------------------------------------------------------------------------------------------------------------
                                                              658,441          1,967         727,313               --
Less reserves for losses                                        4,232             --           3,304               --
---------------------------------------------------------------------------------------------------------------------
Total                                                   $     654,209   $      1,967   $     724,009   $           --
=====================================================================================================================

                                                              DECEMBER 31, 2001              DECEMBER 31, 2000
                                                         ON BALANCE       FUNDING       ON BALANCE        FUNDING
PROPERTY TYPE                                               SHEET       COMMITMENTS        SHEET        COMMITMENTS
---------------------------------------------------------------------------------------------------------------------
Department/retail stores                                $     179,890   $         --   $     214,927   $           --
Apartments                                                    143,430          1,940         152,906               --
Office buildings                                              185,925             --         191,767               --
Industrial buildings                                           72,745             --          80,330               --
Hotels/Motels                                                  37,569             --          41,977               --
Medical buildings                                              28,360             --          29,173               --
Nursing/retirement homes                                        2,787             --           6,471               --
Mixed use                                                       7,735             27           9,762               --
---------------------------------------------------------------------------------------------------------------------
                                                              658,441          1,967         727,313               --
Less reserves for losses                                        4,232             --           3,304               --
---------------------------------------------------------------------------------------------------------------------
Total                                                   $     654,209   $      1,967         $724,009  $           --
=====================================================================================================================



Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to fund mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2001, 2000 and 1999, the Company's recorded investment in impaired loans was $3,632, $9,014 and $5,200, respectively, with reserves of $835, $500 and $1,250, respectively. During 2001, 2000 and 1999, the average recorded investment in impaired loans was $6,394, $4,684 and $5,399, respectively.

The Company recognized $271, $221 and $136 of interest income related to impaired loans for the years ended December 31, 2001, 2000 and 1999, respectively.

The following table presents changes in the reserve for mortgage loan losses:



                                                                2001           2000           1999
-------------------------------------------------------------------------------------------------------
Balance, January 1                                          $      3,304  $        6,650  $       8,500
Provision (reduction) for mortgage loan losses                       928          (3,346)        (1,850)
-------------------------------------------------------------------------------------------------------
Balance, December 31                                        $      4,232  $        3,304  $       6,650
=======================================================================================================



SOURCES OF INVESTMENT INCOME AND REALIZED (LOSSES) GAINS ON INVESTMENTS
Net investment income for the years ended December 31 is summarized as follows:



                                                                2001           2000           1999
-------------------------------------------------------------------------------------------------------
Interest on fixed maturities                                $    211,920  $      237,201  $     265,199
Interest on mortgage loans                                        54,723          59,686         63,721
Interest on cash equivalents                                          43           1,136            534
Other                                                              6,455           5,693         (1,755)
-------------------------------------------------------------------------------------------------------
                                                                 273,141         303,716        327,699
Less investment expenses                                           1,423           3,957          4,953
-------------------------------------------------------------------------------------------------------
Total                                                       $    271,718  $      299,759  $     322,746
=======================================================================================================



Net realized (losses) gains on investments for the years ended December 31 is summarized as follows:



                                                                2001           2000           1999
-------------------------------------------------------------------------------------------------------
Available-for-sale securities                               $    (85,147) $       (2,877) $       4,715
Mortgage loans on real estate                                     (4,773)          3,346          1,850
-------------------------------------------------------------------------------------------------------
Total                                                       $    (89,920) $          469  $       6,565
=======================================================================================================



3.  INCOME TAXES

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax (benefit) expense for the years ended December 31 consists of the following:



                                                                2001           2000           1999
-------------------------------------------------------------------------------------------------------
Federal income taxes:
  Current                                                   $     11,803  $        6,170  $      15,531
  Deferred                                                       (34,562)          7,029            711
-------------------------------------------------------------------------------------------------------
                                                                 (22,759)         13,199         16,242
State income taxes-current                                           551             888            433
-------------------------------------------------------------------------------------------------------
Income tax expense                                          $    (22,208) $       14,087  $      16,675
=======================================================================================================



Income tax (benefit) expense differs from that computed by using the United States statutory rate of 35%. The principal causes of the difference in each year are shown below:



                                                         2001                          2000                          1999
                                               PROVISION        RATE         PROVISION         RATE         PROVISION       RATE
----------------------------------------------------------------------------------------------------------------------------------
Federal income taxes based on the statutory   $    (22,378)        (35.0%)  $     13,458           35.0%  $     17,731       35.0%
rate
Tax-excluded interest and dividend income               (3)           --              (4)            --            (14)        --
State taxes, net of federal benefit                    358           0.6             578            1.5            281        0.5
Other, net                                            (185)         (0.3)             55            0.1         (1,323)      (2.6)
----------------------------------------------------------------------------------------------------------------------------------
Total income taxes                            $    (22,208)        (34.7%)  $     14,087           36.6%  $     16,675       32.9%
==================================================================================================================================



Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:



DEFERRED INCOME TAX ASSETS:                                     2001           2000
----------------------------------------------------------------------------------------
Policy reserves                                             $     46,263  $       40,242
Unrealized losses on investments                                  47,560          31,441
Other                                                              4,009           6,208
----------------------------------------------------------------------------------------
Total deferred income tax assets                                  97,832          77,891
----------------------------------------------------------------------------------------
Deferred income tax liabilities:
Deferred policy acquisition costs                                 58,688          51,541
Investments                                                        7,012              --
----------------------------------------------------------------------------------------
Total deferred income tax liabilities                             65,700          51,541
----------------------------------------------------------------------------------------
Net deferred income tax assets                              $     32,132  $       26,350
========================================================================================

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

4.  STOCKHOLDER'S EQUITY

Retained earnings available for distribution as dividends to IDS Life are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. The Company had a statutory unassigned deficit of $41,371 as of December 31, 2001 and a statutory unassigned surplus of $31,508 as of December 31, 2000. Any dividend distributions in 2002 would require approval by the Insurance Department of the State of Indiana.

Statutory net (loss) income for the years ended December 31 and statutory capital and surplus as of December 31 are summarized as follows:



                                                                2001          2000            1999
-------------------------------------------------------------------------------------------------------
Statutory net (loss) income                                 $    (81,461) $      (11,928) $      15,241
Statutory capital and surplus                                    303,501         315,930        343,094
-------------------------------------------------------------------------------------------------------



The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The state of Indiana has adopted the provisions of the revised manual without modification. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of implementing these changes was a decrease of $44,786 to the Company's statutory-basis capital and surplus as of January 1, 2001.

5.  RELATED PARTY TRANSACTIONS

The Company has purchased interest rate floors from IDS Life and entered into an interest rate swap with IDS Life to manage its exposure to interest rate risk. The interest rate floors had a carrying amount of $7,020 and $6,489 at December 31, 2001 and 2000, respectively. The interest rate swaps had a carrying amount of $28,868 and $nil at December 31, 2001 and 2000, respectively. See Notes 8 and 9 for additional disclosure.

The Company has no employees. Charges by IDS Life for the use of joint facilities, marketing services and other services aggregated $34,681, $45,191 and $38,931 for the years ended December 31, 2001, 2000 and 1999, respectively. Certain of these costs are included in deferred policy acquisition costs. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Included in other liabilities at December 31, 2001 and 2000 are $28,919 and $9,944, respectively, payable to and receivable from IDS Life for federal income taxes.

6.  LINES OF CREDIT

The Company has an available line of credit with AEFC aggregating $50,000. The rate for the line of credit is established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under this agreement at December 31, 2001 or 2000.

7.  COMMITMENTS AND CONTINGENCIES

In January 2000, AEFC reached an agreement in principle to settle three class-action lawsuits related to the sales of insurance and annuity products anticipated to provide for approximately $215 million of benefits. The Company had been named as a co-defendant in one of these lawsuits. In September 2000, both state and federal courts gave preliminary approval to the proposed settlement and AEFC mailed notices to all of the over two million class members. In May 2001, the courts entered orders approving the settlement. The orders became final in August 2001 and in October 2001 the settlement was implemented. The anticipated costs of settlement remain unchanged from prior years.

The settlement as approved provides for release by class members of all insurance and annuity market conduct claims dating back to 1985. Some class members opted out of the settlement and therefore did not release their claims against AEFC or the Company. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC or the Company. Most of their claims have been settled.

At December 31, 2001, the Company had no commitments to purchase investments other than to fund mortgage loans (see Note 2).

8.  DERIVATIVE FINANCIAL INSTRUMENTS

The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate and equity market volatility. The Company does not enter into derivative instruments for speculative purposes. As prescribed per SFAS No. 133, derivative instruments that are designated and qualify as hedging instruments are classified as a cash flow hedge, fair value hedge, or a hedge of a net investment in a foreign operation, based upon the exposure being hedged.

The Company currently has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS No. 133. For the year ended December 31, 2001, the net effect on earnings of accounting for the net changes in fair value of the following undesignated derivatives under SFAS No. 133 compared with prior rules was not significant.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions.

Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

Interest rate caps, swaps and floors are used principally to manage the Company's interest rate risk. These instruments are primarily used to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders. The values of derivative financial instruments are based on market values, dealer quotes or pricing models. The fair value of the interest rate caps and floors are included in Other assets. The fair value of the interest rate swaps is included in Other liabilities. Changes in value of the derivatives are included in Other operating expenses. The derivatives expire at various dates between 2002 and 2006.

9.  FAIR VALUES OF FINANCIAL INSTRUMENTS

The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair value of life insurance obligations, receivables and all non-financial instruments, such as deferred acquisition costs are excluded. Off-balance sheet intangible assets are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.



                                                                       2001                           2000
                                                              CARRYING         FAIR         CARRYING         FAIR
FINANCIAL ASSETS                                               VALUE          VALUE          VALUE           VALUE
----------------------------------------------------------------------------------------------------------------------
Fixed maturities:
    Held-to-maturity securities                             $         --  $           --  $     934,091  $     927,031
    Available-for-sale securities                              3,302,753       3,302,753      2,068,487      2,068,487
Common stocks                                                        344             344            880            880
Mortgage loans on real estate                                    654,209         684,566        724,009        740,992
Derivative financial assets                                        7,354           7,354          8,526         13,599
Cash and cash equivalents                                        260,214         260,214         34,852         34,852
Separate account assets                                          708,240         708,240        589,310        589,310
----------------------------------------------------------------------------------------------------------------------
FINANCIAL LIABILITIES
----------------------------------------------------------------------------------------------------------------------
Future policy benefits for fixed annuities                  $  3,745,846  $    3,668,111  $   3,567,085  $   3,480,270
Derivative financial liabilities                                  28,868          28,868             --         51,369
Separate account liabilities                                     708,240         685,607        589,310        567,989
----------------------------------------------------------------------------------------------------------------------



At December 31, 2001 and 2000, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $19,833 and $17,699, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2001 and 2000. The fair values of deferred annuities is estimated as the carrying amount less applicable surrender charges. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2001 and 2000.

At December 31, 2001 and 2000, the fair value of liabilities related to separate accounts is estimated as the carrying amount less applicable surrender charges and less variable insurance contracts carried at $281 and $nil, respectively.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Performance Information                                  p.  3
Calculating Annuity Payouts                              p. 16
Rating Agencies                                          p. 17
Principal Underwriter                                    p. 17
Independent Auditors                                     p. 17
Financial Statements

[AMERICAN EXPRESS LOGO]

AMERICAN ENTERPRISE
LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474
(800) 333-3437


                                                                  45211 E (5/02)

AMERICAN EXPRESS

PINNACLE VARIABLE ANNUITY(SM)

ISSUED BY:
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

PROSPECTUS


MAY 1, 2002


INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY


AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT/AMERICAN ENTERPRISE MVA ACCOUNT


ISSUED BY: AMERICAN ENTERPRISE LIFE INSURANCE COMPANY (AMERICAN ENTERPRISE LIFE)
           829 AXP Financial Center
           Minneapolis, MN 55474
           Telephone: (800) 333-3437


This prospectus contains information that you should know before investing. Prospectuses are also available for:


-  American Express(R) Variable Portfolio Funds

-  AIM Variable Insurance Funds


-  Fidelity Variable Insurance Products - Service Class

-  Franklin(R) Templeton(R) Variable Insurance Products Trust (FTVIPT) - Class 2


-  MFS(R) Variable Insurance Trust(SM)


-  Putnam Variable Trust - Class IB Shares


Please read the prospectuses carefully and keep them for future reference.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting American Enterprise Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Before you invest, be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

American Enterprise Life offers several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, withdrawal charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

TABLE OF CONTENTS


KEY TERMS                                                                 3
THE CONTRACT IN BRIEF                                                     4
EXPENSE SUMMARY                                                           6
CONDENSED FINANCIAL INFORMATION (UNAUDITED)                              14
FINANCIAL STATEMENTS                                                     19
PERFORMANCE INFORMATION                                                  19
THE VARIABLE ACCOUNT AND THE FUNDS                                       20
GUARANTEE PERIOD ACCOUNTS (GPAS)                                         23
THE ONE-YEAR FIXED ACCOUNT                                               26
BUYING YOUR CONTRACT                                                     26
CHARGES                                                                  28
VALUING YOUR INVESTMENT                                                  31
MAKING THE MOST OF YOUR CONTRACT                                         32
WITHDRAWALS                                                              36
TSA -- SPECIAL WITHDRAWAL PROVISIONS                                     36
CHANGING OWNERSHIP                                                       37
BENEFITS IN CASE OF DEATH                                                37
OPTIONAL BENEFITS                                                        39
THE ANNUITY PAYOUT PERIOD                                                43
TAXES                                                                    45
VOTING RIGHTS                                                            47
SUBSTITUTION OF INVESTMENTS                                              47
ABOUT THE SERVICE PROVIDERS                                              47
ADDITIONAL INFORMATION ABOUT AMERICAN ENTERPRISE LIFE                    48
DIRECTORS AND EXECUTIVE OFFICERS                                         52
EXPERTS                                                                  53
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY FINANCIAL INFORMATION         54
TABLE OF CONTENTS OF THE  STATEMENT OF ADDITIONAL INFORMATION            67

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.


BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.


CLOSE OF BUSINESS: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.


CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.


GUARANTEE PERIOD: The number of years that a guaranteed interest rate is credited.


GUARANTEE PERIOD ACCOUNTS (GPAs): Fixed accounts to which you may also make allocations of at least $1,000. These accounts have guaranteed interest rates declared for periods ranging from two to ten years. Withdrawals from the GPAs done more than 30 days before the end of the Guarantee Period will receive a Market Value Adjustment, which may result in a gain or loss of principal.


MARKET VALUE ADJUSTMENT (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred more than 30 days before the end of its Guarantee Period.


ONE-YEAR FIXED ACCOUNT: An account to which you may make allocations. Amounts you allocate to this account earn interest at rates that we declare periodically.


OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)

-  Roth IRAs under Section 408A of the Code

-  Simplified Employee Pension (SEP) plans under Section 408(k) of the Code


-  Tax-Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.


All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.

RIDER EFFECTIVE DATE: The date you add a rider to your contract.

VALUATION DATE: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

WITHDRAWAL VALUE: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.

THE CONTRACT IN BRIEF


PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the GPAs, one-year fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout of your contract value (less any applicable premium tax). As in the case of other annuities, it may not be advantageous for you to purchase this contract as a replacement for, or in addition to, an existing annuity contract or life insurance policy.

Most annuities have a tax-deferred feature. So do many retirement plans under the Internal Revenue Code. As a result, when you use an annuity to fund a retirement plan that is tax deferred, your annuity will not provide any necessary or additional tax deferral for that retirement plan. But annuities do have features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor prior to making a purchase for an explanation of the tax implications to you.


FREE LOOK PERIOD: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of the contract value. We will not deduct any charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:


- the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 20)

- the GPAs and the one-year fixed account, which earn interest at rates that we adjust periodically. Some states restrict the amount you can allocate to these accounts. The minimum required investment in each GPA is $1,000 and these accounts may not be available in all states. (p. 23)

BUYING YOUR CONTRACT: Your sales representative will help you complete and submit an application. Applications are subject to acceptance at our office. You may buy a nonqualified annuity or a qualified annuity. After your initial purchase payment, you have the option of making additional purchase payments in the future. Some states have time limitations for making additional payments. (p. 26)


MINIMUM INITIAL PURCHASE PAYMENT:
     $5,000 for contracts issued in South Carolina, Texas, and Washington. $2,000 for contracts issued in all other states.

MINIMUM ADDITIONAL PURCHASE PAYMENT:
     $50 for Systematic Investment Plans.
     $100 for all other payment plans.

MAXIMUM TOTAL PURCHASE PAYMENTS (WITHOUT PRIOR APPROVAL):
     $1,000,000 for issue ages up to 85.
     $100,000 for issue ages 86 to 90.


TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. Transfers out of the GPAs done more than 30 days before the end of the Guarantee Period will be subject to a MVA, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. You may establish automated transfers among the accounts. GPAs and one-year fixed account transfers are subject to special restrictions. (p. 34)

WITHDRAWALS: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including a 10% IRS penalty if you make withdrawals prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 36)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 37)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 37)

OPTIONAL BENEFITS: This contract offers optional features that are available for additional charges if you meet certain criteria. (p. 39)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the one-year fixed account. During the annuity payout period, your choices for subaccounts may be limited. The GPAs are not available during the payout period. (p. 43)

TAXES: Generally, your contract grows tax deferred until you make withdrawals from it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. (p. 45)

CHARGES: We assess certain charges in connection with your contract (p. 28):


-  $30 annual contract administrative charge;


- 0.15% variable account administrative charge (if you make allocations to one or more subaccounts);

- if you select death benefit Option A, a 1.00% mortality and expense risk fee (if you make allocations to one or more subaccounts);

- if you select death benefit Option B(1), a 1.10% mortality and expense risk fee (if you make allocations to one or more subaccounts);


- if you select the Benefit Protector(SM) Death Benefit Rider(2) (Benefit Protector), an annual fee of 0.25% of the contract value;

- if you select the Benefit Protector(SM) Plus Death Benefit Rider(2) (Benefit Protector Plus), an annual fee of 0.40% of the contract value;

-  withdrawal charge;

- any premium taxes that may be imposed on us by state or local governments (currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a total withdrawal); and

-  the operating expenses of the funds in which the subaccounts invest.

(1) Available if you and the annuitant are 78 or younger at contract issue.
(2) Available if you and the annuitant are 75 or younger at contract issue. Riders may not be available in all states.

EXPENSE SUMMARY

The purpose of the following information is to help you understand the various costs and expenses associated with your contract.

You pay no sales charge when you purchase your contract. We show all costs that we deduct directly from your contract or indirectly from the subaccounts and funds below. Some expenses may vary as we explain under "Charges." Please see the funds' prospectuses for more information on the operating expenses for each fund.

CONTRACT OWNER EXPENSES

WITHDRAWAL CHARGE (contingent deferred sales charge as a percentage of purchase payment withdrawn)

                       YEARS FROM PURCHASE                 WITHDRAWAL CHARGE
                         PAYMENT RECEIPT                      PERCENTAGE
                                1                                  8%
                                2                                  8
                                3                                  7
                                4                                  6
                                5                                  5
                                6                                  4
                                7                                  2
                                Thereafter                         0


A withdrawal charge also applies to payouts under certain annuity payout plans (see "Charges -- Withdrawal Charge" p. 36 and "The Annuity Payout Period -- Annuity Payout Plans" p. 43).


ANNUAL CONTRACT ADMINISTRATIVE CHARGE:                                    $ 30*
* We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR) FEE:        0.25%
(As a percentage of the contract value charged annually at the contract anniversary. This is an optional expense.)

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER
 (BENEFIT PROTECTOR PLUS) FEE:                                            0.40%
(As a percentage of the contract value charged annually at the contract anniversary. This is an optional expense.)

ANNUAL VARIABLE ACCOUNT EXPENSES
(as a percentage of average subaccount value)

The death benefit you select determines the fees you pay.

                                            OPTION A          OPTION B
   VARIABLE ACCOUNT ADMINISTRATIVE CHARGE     0.15%             0.15%
   MORTALITY AND EXPENSE RISK FEE             1.00              1.10
                                            --------------------------
   TOTAL ANNUAL VARIABLE ACCOUNT EXPENSES     1.15%             1.25%

ANNUAL OPERATING EXPENSES OF THE FUNDS (AFTER FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, IF APPLICABLE, AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


                                                                             MANAGEMENT   12b-1      OTHER
                                                                                FEES       FEES     EXPENSES     TOTAL
AXP(R)  Variable Portfolio -
        Blue Chip Advantage Fund                                                .54%       .13%       .11%       .78%(1)
        Bond Fund                                                               .60        .13        .07        .80(2)
        Cash Management Fund                                                    .51        .13        .04        .68(2)
        Diversified Equity Income Fund                                          .55        .13        .23        .91(1)
        Extra Income Fund                                                       .62        .13        .07        .82(2)
        Managed Fund                                                            .59        .13        .04        .76(2)
        NEW DIMENSIONS FUND(R)                                                  .60        .13        .06        .79(2)
        Small Cap Advantage Fund                                                .73        .13        .30       1.16(1)

AIM V.I.
        Capital Appreciation Fund, Series I                                     .61         --        .24        .85(3)
        Premier Equity Fund, Series I                                           .60         --        .25        .85(3)
        (previously AIM V.I. Value Fund, Series I)

Fidelity VIP
        Balanced Portfolio (Service Class)                                      .43        .10        .14        .67(4)
        Growth Portfolio (Service Class)                                        .58        .10        .10        .78(4)
        Growth & Income Portfolio (Service Class)                               .48        .10        .10        .68(4)
        Mid Cap Portfolio (Service Class)                                       .58        .10        .11        .79(4)

FTVIPT
        Franklin Small Cap Fund - Class 2                                       .45        .25        .31       1.01(5),(6)
        Franklin Small Cap Value Securities Fund - Class 2                      .57        .25        .20       1.02(5),(6)
        (previously FTVIPT Franklin Value Securities Fund - Class 2)
        Mutual Shares Securities Fund - Class 2                                 .60        .25        .19       1.04(5)
        Templeton Foreign Securities Fund - Class 2                             .68        .25        .22       1.15(5),(6),(7)
        (previously FTVIPT Templeton International Securities Fund - Class 2)

MFS(R)
        Investors Trust Series - Initial Class                                  .75         --        .15        .90(8)
        New Discovery Series - Initial Class                                    .90         --        .16       1.06(8),(9)
        Total Return Series - Initial Class                                     .75         --        .14        .89(8)
        Utilities Series - Initial Class                                        .75         --        .18        .93(8)

Putnam Variable Trust
        Putnam VT Growth and Income Fund - Class IB Shares                      .46        .25        .05        .76(10)
        Putnam VT Income Fund - Class IB Shares                                 .60        .25        .08        .93(10)
        Putnam VT International Growth Fund - Class IB Shares                   .76        .25        .18       1.19(10)
        Putnam VT Vista Fund - Class IB Shares                                  .61        .25        .06        .92(10)



(1) The fund's expense figures are based on actual expenses, after fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2001. Without fee waivers and expense reimbursements "Other expenses" and "Total" would be 0.29% and 0.96% for AXP(R) Variable Portfolio - Blue Chip Advantage Fund, 0.49% and 1.17% for AXP(R) Variable Portfolio - Diversified Equity Income Fund and 0.40% and 1.26% for AXP(R) Variable Portfolio - Small Cap Advantage Fund.
(2) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2001.
(3) The fund's expense figures are for the year ended Dec. 31, 2001 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.
(4) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. See the accompanying fund prospectus for details.
(5) The Fund's class 2 distribution plan or "Rule 12b-1 plan" is described in the fund's prospectus.
(6) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Absent fee waivers and/or reimbursements. "Management Fees" and "Total" would have been 0.53% and 1.09% for Franklin Small Cap Fund - Class 2, 0.60% and 1.05% for Franklin Small Cap Value Securities Fund - Class 2 and 0.69% and 1.16% for Templeton Foreign Securities Fund - Class 2.
(7) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into this fund as of April 30, 2002.

(8) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower for certain series and would equal: 0.89% for Investors Trust Series, 1.05% for New Discovery Series, 0.88% for Total Return Series, and 0.92% for Utilities Series.
(9) MFS has contractually agreed, subject to reimbursement, to bear expenses for these series such that each such series' "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed the following percentages of the average daily net assets of the series during the current fiscal year 0.15% for the New Discovery Series. Without this agreement, "Other" and "Total Expenses" would be 0.19% and 1.09%. These contractual fee arrangements will continue until at least May 1, 2003, unless changed with the consent of the board of trustees which oversees the series.
(10) Restated to reflect an increase in 12b-1 fees currently payable to Putnam Investment Management, LLC ("Putnam Management"). The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Actual 12b-1 fees during the most recent fiscal year were 0.22% of average net assets.


EXAMPLES*: In order to provide a more meaningful discussion about the contract and its options, we provide expense examples for each fund showing every available contract feature combination. These examples assume that applicable fund fee waivers and/or expense reimbursements will continue for the periods shown. Under each fund you will find an example showing:

1) the base contract with no optional riders,

2) the contract with selection of the optional Benefit Protector(SM) death benefit rider (BP), and
3) the contract with selection of the optional Benefit Protector Plus death benefit rider (BPP).


We first show the expenses for your contract assuming selection of death benefit Option B followed by the expenses for your contract assuming selection of death benefit Option A.

You would pay the following expenses on a $1,000 investment if you selected death benefit Option B (1.10% mortality and expense risk fee) and assuming a 5% annual return and ...


                                                           FULL WITHDRAWAL AT THE         NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                           END OF EACH TIME PERIOD       PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                      1 YEAR   3 YEARS  5 YEARS 10 YEARS      1 YEAR  3 YEARS  5 YEARS 10 YEARS
AXP(R) Variable Portfolio - Blue Chip Advantage
   Fund
        no additional riders                         $ 101.49 $ 136.34 $ 163.78 $ 244.72      $ 21.49 $ 66.34 $ 113.78 $ 244.72
        optional BP                                    104.06   144.06   176.69   270.69        24.06   74.06   126.69   270.69
        optional BPP                                   105.59   148.67   184.37   285.96        25.59   78.67   134.37   285.96

AXP(R) Variable Portfolio - Bond Fund
        no additional riders                           101.70   136.96   164.81   246.82        21.70   66.96   114.81   246.82
        optional BP                                    104.26   144.67   177.72   272.74        24.26   74.67   127.72   272.74
        optional BPP                                   105.80   149.29   185.39   287.98        25.80   79.29   135.39   287.98

AXP(R) Variable Portfolio - Cash Management Fund
        no additional riders                           100.47   133.24   158.57   234.15        20.47   63.24   108.57   234.15
        optional BP                                    103.03   140.98   171.54   260.38        23.03   70.98   121.54   260.38
        optional BPP                                   104.57   145.60   179.26   275.80        24.57   75.60   129.26   275.80

AXP(R) Variable Portfolio - Diversified Equity
   Income Fund
        no additional riders                           102.83   140.36   170.51   258.30        22.83   70.36   120.51   258.30
        optional BP                                    105.39   148.06   183.35   283.94        25.39   78.06   133.35   283.94
        optional BPP                                   106.93   152.66   190.99   299.02        26.93   82.66   140.99   299.02

AXP(R) Variable Portfolio - Extra Income Fund
        no additional riders                           101.90   137.58   165.85   248.92        21.90   67.58   115.85   248.92
        optional BP                                    104.47   145.29   178.74   274.78        24.47   75.29   128.74   274.78
        optional BPP                                   106.00   149.90   186.41   290.00        26.00   79.90   136.41   290.00

AXP(R) Variable Portfolio - Managed Fund
        no additional riders                           101.29   135.72   162.74   242.61        21.29   65.72   112.74   242.61
        optional BP                                    103.85   143.44   175.66   268.63        23.85   73.44   125.66   268.63
        optional BPP                                   105.39   148.06   183.35   283.94        25.39   78.06   133.35   283.94

AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
        no additional riders                           101.60   136.65   164.29   245.77        21.60   66.65   114.29   245.77
        optional BP                                    104.16   144.37   177.20   271.71        24.16   74.37   127.20   271.71
        optional BPP                                   105.70   148.98   184.88   286.97        25.70   78.98   134.88   286.97

                                        8

                                                            FULL WITHDRAWAL AT THE        NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                            END OF EACH TIME PERIOD      PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                      1 YEAR   3 YEARS  5 YEARS 10 YEARS      1 YEAR  3 YEARS  5 YEARS 10 YEARS
AXP(R) Variable Portfolio - Small Cap Advantage
   Fund
        no additional riders                         $ 105.39 $ 148.06 $ 183.35 $ 283.94      $ 25.39 $ 78.06 $ 133.35 $ 283.94
        optional BP                                    107.95   155.72   196.06   308.95        27.95   85.72   146.06   308.95
        optional BPP                                   109.49   160.29   203.62   323.65        29.49   90.29   153.62   323.65

AIM V.I. Capital Appreciation Fund, Series I
        no additional riders                           102.21   138.50   167.40   252.05        22.21   68.50   117.40   252.05
        optional BP                                    104.77   146.21   180.28   277.84        24.77   76.21   130.28   277.84
        optional BPP                                   106.31   150.82   187.94   293.01        26.31   80.82   137.94   293.01

AIM V.I. Premier Equity Fund, Series I
(previously AIM V.I. Value Fund, Series I)
        no additional riders                           102.21   138.50   167.40   252.05        22.21   68.50   117.40   252.05
        optional BP                                    104.77   146.21   180.28   277.84        24.77   76.21   130.28   277.84
        optional BPP                                   106.31   150.82   187.94   293.01        26.31   80.82   137.94   293.01

Fidelity VIP Balanced Portfolio (Service Class)
        no additional riders                           100.37   132.93   158.05   233.09        20.37   62.93   108.05   233.09
        optional BP                                    102.93   140.67   171.02   259.34        22.93   70.67   121.02   259.34
        optional BPP                                   104.47   145.29   178.74   274.78        24.47   75.29   128.74   274.78

Fidelity VIP Growth Portfolio (Service Class)
        no additional riders                           101.49   136.34   163.78   244.72        21.49   66.34   113.78   244.72
        optional BP                                    104.06   144.06   176.69   270.69        24.06   74.06   126.69   270.69
        optional BPP                                   105.59   148.67   184.37   285.96        25.59   78.67   134.37   285.96

Fidelity VIP Growth & Income Portfolio (Service
   Class)
        no additional riders                           100.47   133.24   158.57   234.15        20.47   63.24   108.57   234.15
        optional BP                                    103.03   140.98   171.54   260.38        23.03   70.98   121.54   260.38
        optional BPP                                   104.57   145.60   179.26   275.80        24.57   75.60   129.26   275.80

Fidelity VIP Mid Cap Portfolio (Service Class)
        no additional riders                           101.60   136.65   164.29   245.77        21.60   66.65   114.29   245.77
        optional BP                                    104.16   144.37   177.20   271.71        24.16   74.37   127.20   271.71
        optional BPP                                   105.70   148.98   184.88   286.97        25.70   78.98   134.88   286.97

FTVIPT Franklin Small Cap Fund - Class 2
        no additional riders                           103.85   143.44   175.66   268.63        23.85   73.44   125.66   268.63
        optional BP                                    106.41   151.13   188.45   294.02        26.41   81.13   138.45   294.02
        optional BPP                                   107.95   155.72   196.06   308.95        27.95   85.72   146.06   308.95

FTVIPT Franklin Small Cap Value Securities Fund
   - Class 2
(previously FTVIPT Franklin Value Securities
   Fund - Class 2)
        no additional riders                           103.95   143.75   176.17   269.66        23.95   73.75   126.17   269.66
        optional BP                                    106.52   151.43   188.96   295.02        26.52   81.43   138.96   295.02
        optional BPP                                   108.05   156.02   196.56   309.93        28.05   86.02   146.56   309.93

FTVIPT Mutual Shares Securities Fund - Class 2
        no additional riders                           104.16   144.37   177.20   271.71        24.16   74.37   127.20   271.71
        optional BP                                    106.72   152.05   189.98   297.02        26.72   82.05   139.98   297.02
        optional BPP                                   108.26   156.63   197.58   311.90        28.26   86.63   147.58   311.90

                                        9

                                                            FULL WITHDRAWAL AT THE        NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                            END OF EACH TIME PERIOD      PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                      1 YEAR   3 YEARS  5 YEARS 10 YEARS      1 YEAR  3 YEARS  5 YEARS 10 YEARS
FTVIPT Templeton Foreign Securities Fund - Class 2
(previously FTVIPT Templeton International
   Securities Fund - Class 2)
        no additional riders                         $ 105.29 $ 147.75 $ 182.84 $ 282.92      $ 25.29 $ 77.75 $ 132.84 $ 282.92
        optional BP                                    107.85   155.41   195.55   307.96        27.85   85.41   145.55   307.96
        optional BPP                                   109.39   159.99   203.12   322.68        29.39   89.99   153.12   322.68

MFS(R) Investors Trust Series - Initial Class
        no additional riders                           102.72   140.05   169.99   257.26        22.72   70.05   119.99   257.26
        optional BP                                    105.29   147.75   182.84   282.92        25.29   77.75   132.84   282.92
        optional BPP                                   106.82   152.35   190.48   298.02        26.82   82.35   140.48   298.02

MFS(R) New Discovery Series - Initial Class
        no additional riders                           104.36   144.98   178.23   273.76        24.36   74.98   128.23   273.76
        optional BP                                    106.93   152.66   190.99   299.02        26.93   82.66   140.99   299.02
        optional BPP                                   108.46   157.24   198.58   313.87        28.46   87.24   148.58   313.87

MFS(R) Total Return Series - Initial Class
        no additional riders                           102.62   139.74   169.47   256.22        22.62   69.74   119.47   256.22
        optional BP                                    105.18   147.44   182.33   281.91        25.18   77.44   132.33   281.91
        optional BPP                                   106.72   152.05   189.98   297.02        26.72   82.05   139.98   297.02

MFS(R) Utilities Series - Initial Class
        no additional riders                           103.03   140.98   171.54   260.38        23.03   70.98   121.54   260.38
        optional BP                                    105.59   148.67   184.37   285.96        25.59   78.67   134.37   285.96
        optional BPP                                   107.13   153.27   192.01   301.01        27.13   83.27   142.01   301.01

Putnam VT Growth and Income Fund - Class IB
   Shares
        no additional riders                           101.29   135.72   162.74   242.61        21.29   65.72   112.74   242.61
        optional BP                                    103.85   143.44   175.66   268.63        23.85   73.44   125.66   268.63
        optional BPP                                   105.39   148.06   183.35   283.94        25.39   78.06   133.35   283.94

Putnam VT Income Fund -  Class IB Shares
        no additional riders                           103.03   140.98   171.54   260.38        23.03   70.98   121.54   260.38
        optional BP                                    105.59   148.67   184.37   285.96        25.59   78.67   134.37   285.96
        optional BPP                                   107.13   153.27   192.01   301.01        27.13   83.27   142.01   301.01

Putnam VT International Growth Fund - Class IB
   Shares
        no additional riders                           105.70   148.98   184.88   286.97        25.70   78.98   134.88   286.97
        optional BP                                    108.26   156.63   197.58   311.90        28.26   86.63   147.58   311.90
        optional BPP                                   109.80   161.21   205.13   326.57        29.80   91.21   155.13   326.57

Putnam VT Vista Fund - Class IB Shares
        no additional riders                           102.93   140.67   171.02   259.34        22.93   70.67   121.02   259.34
        optional BP                                    105.49   148.36   183.86   284.95        25.49   78.36   133.86   284.95
        optional BPP                                   107.03   152.96   191.50   300.01        27.03   82.96   141.50   300.01

                                       10

You would pay the following expenses on a $1,000 investment if you selected death benefit Option A (1.00% mortality and expense risk fee) and assuming a 5% annual return and ...

                                                            FULL WITHDRAWAL AT THE        NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                            END OF EACH TIME PERIOD      PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                      1 YEAR   3 YEARS  5 YEARS 10 YEARS      1 YEAR  3 YEARS  5 YEARS 10 YEARS
AXP(R) Variable Portfolio - Blue Chip Advantage
   Fund
        no additional riders                         $ 100.47 $ 133.24 $ 158.57 $ 234.15      $ 20.47 $ 63.24 $ 108.57 $ 234.15
        optional BP                                    103.03   140.98   171.54   260.38        23.03   70.98   121.54   260.38
        optional BPP                                   104.57   145.60   179.26   275.80        24.57   75.60   129.26   275.80

AXP(R) Variable Portfolio - Bond Fund
        no additional riders                           100.67   133.86   159.61   236.27        20.67   63.86   109.61   236.27
        optional BP                                    103.24   141.59   172.57   262.45        23.24   71.59   122.57   262.45
        optional BPP                                   104.77   146.21   180.28   277.84        24.77   76.21   130.28   277.84

AXP(R) Variable Portfolio - Cash Management Fund
        no additional riders                            99.44   130.13   153.35   223.48        19.44   60.13   103.35   223.48
        optional BP                                    102.01   137.89   166.37   249.96        22.01   67.89   116.37   249.96
        optional BPP                                   103.54   142.52   174.12   265.54        23.54   72.52   124.12   265.54

AXP(R) Variable Portfolio - Diversified Equity
   Income Fund
        no additional riders                           101.80   137.27   165.33   247.87        21.80   67.27   115.33   247.87
        optional BP                                    104.36   144.98   178.23   273.76        24.36   74.98   128.23   273.76
        optional BPP                                   105.90   149.59   185.90   288.99        25.90   79.59   135.90   288.99

AXP(R) Variable Portfolio - Extra Income Fund
        no additional riders                           100.88   134.48   160.66   238.39        20.88   64.48   110.66   238.39
        optional BP                                    103.44   142.21   173.60   264.51        23.44   72.21   123.60   264.51
        optional BPP                                   104.98   146.83   181.30   279.88        24.98   76.83   131.30   279.88

AXP(R) Variable Portfolio - Managed Fund
        no additional riders                           100.26   132.62   157.53   232.02        20.26   62.62   107.53   232.02
        optional BP                                    102.83   140.36   170.51   258.30        22.83   70.36   120.51   258.30
        optional BPP                                   104.36   144.98   178.23   273.76        24.36   74.98   128.23   273.76

AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
        no additional riders                           100.57   133.55   159.09   235.21        20.57   63.55   109.09   235.21
        optional BP                                    103.13   141.28   172.06   261.41        23.13   71.28   122.06   261.41
        optional BPP                                   104.67   145.91   179.77   276.82        24.67   75.91   129.77   276.82

AXP(R) Variable Portfolio - Small Cap Advantage
   Fund
        no additional riders                           104.36   144.98   178.23   273.76        24.36   74.98   128.23   273.76
        optional BP                                    106.93   152.66   190.99   299.02        26.93   82.66   140.99   299.02
        optional BPP                                   108.46   157.24   198.58   313.87        28.46   87.24   148.58   313.87

AIM V.I. Capital Appreciation Fund, Series I
        no additional riders                           101.19   135.41   162.22   241.56        21.19   65.41   112.22   241.56
        optional BP                                    103.75   143.13   175.15   267.60        23.75   73.13   125.15   267.60
        optional BPP                                   105.29   147.75   182.84   282.92        25.29   77.75   132.84   282.92

AIM V.I. Premier Equity Fund, Series I
(previously AIM V.I. Value Fund, Series I)
        no additional riders                           101.19   135.41   162.22   241.56        21.19   65.41   112.22   241.56
        optional BP                                    103.75   143.13   175.15   267.60        23.75   73.13   125.15   267.60
        optional BPP                                   105.29   147.75   182.84   282.92        25.29   77.75   132.84   282.92

Fidelity VIP Balanced Portfolio (Service Class)
        no additional riders                            99.34   129.82   152.82   222.40        19.34   59.82   102.82   222.40
        optional BP                                    101.90   137.58   165.85   248.92        21.90   67.58   115.85   248.92
        optional BPP                                   103.44   142.21   173.60   264.51        23.44   72.21   123.60   264.51

                                       11

                                                           FULL WITHDRAWAL AT THE         NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                           END OF EACH TIME PERIOD       PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                      1 YEAR   3 YEARS  5 YEARS 10 YEARS      1 YEAR  3 YEARS  5 YEARS 10 YEARS
Fidelity VIP Growth Portfolio (Service Class)
        no additional riders                         $ 100.47 $ 133.24 $ 158.57 $ 234.15      $ 20.47 $ 63.24 $ 108.57 $ 234.15
        optional BP                                    103.03   140.98   171.54   260.38        23.03   70.98   121.54   260.38
        optional BPP                                   104.57   145.60   179.26   275.80        24.57   75.60   129.26   275.80

Fidelity VIP Growth & Income Portfolio (Service
   Class)
        no additional riders                            99.44   130.13   153.35   223.48        19.44   60.13   103.35   223.48
        optional BP                                    102.01   137.89   166.37   249.96        22.01   67.89   116.37   249.96
        optional BPP                                   103.54   142.52   174.12   265.54        23.54   72.52   124.12   265.54

Fidelity VIP Mid Cap Portfolio (Service Class)
        no additional riders                           100.57   133.55   159.09   235.21        20.57   63.55   109.09   235.21
        optional BP                                    103.13   141.28   172.06   261.41        23.13   71.28   122.06   261.41
        optional BPP                                   104.67   145.91   179.77   276.82        24.67   75.91   129.77   276.82

FTVIPT Franklin Small Cap Fund - Class 2
        no additional riders                           102.83   140.36   170.51   258.30        22.83   70.36   120.51   258.30
        optional BP                                    105.39   148.06   183.35   283.94        25.39   78.06   133.35   283.94
        optional BPP                                   106.93   152.66   190.99   299.02        26.93   82.66   140.99   299.02

FTVIPT Franklin Small Cap Value Securities Fund
   - Class 2
(previously FTVIPT Franklin Value Securities
   Fund - Class 2)
        no additional riders                           102.93   140.67   171.02   259.34        22.93   70.67   121.02   259.34
        optional BP                                    105.49   148.36   183.86   284.95        25.49   78.36   133.86   284.95
        optional BPP                                   107.03   152.96   191.50   300.01        27.03   82.96   141.50   300.01

FTVIPT Mutual Shares Securities Fund - Class 2
        no additional riders                           103.13   141.28   172.06   261.41        23.13   71.28   122.06   261.41
        optional BP                                    105.70   148.98   184.88   286.97        25.70   78.98   134.88   286.97
        optional BPP                                   107.23   153.58   192.51   302.01        27.23   83.58   142.51   302.01

FTVIPT Templeton Foreign Securities Fund - Class 2
(previously FTVIPT Templeton International
   Securities Fund - Class 2)
        no additional riders                           104.26   144.67   177.72   272.74        24.26   74.67   127.72   272.74
        optional BP                                    106.82   152.35   190.48   298.02        26.82   82.35   140.48   298.02
        optional BPP                                   108.36   156.94   198.08   312.89        28.36   86.94   148.08   312.89

MFS(R) Investors Trust Series - Initial Class
        no additional riders                           101.70   136.96   164.81   246.82        21.70   66.96   114.81   246.82
        optional BP                                    104.26   144.67   177.72   272.74        24.26   74.67   127.72   272.74
        optional BPP                                   105.80   149.29   185.39   287.98        25.80   79.29   135.39   287.98

MFS(R) New Discovery Series - Initial Class
        no additional riders                           103.34   141.90   173.09   263.48        23.34   71.90   123.09   263.48
        optional BP                                    105.90   149.59   185.90   288.99        25.90   79.59   135.90   288.99
        optional BPP                                   107.44   154.19   193.53   303.99        27.44   84.19   143.53   303.99

MFS(R) Total Return Series - Initial Class
        no additional riders                           101.60   136.65   164.29   245.77        21.60   66.65   114.29   245.77
        optional BP                                    104.16   144.37   177.20   271.71        24.16   74.37   127.20   271.71
        optional BPP                                   105.70   148.98   184.88   286.97        25.70   78.98   134.88   286.97

                                       12

                                                           FULL WITHDRAWAL AT THE         NO WITHDRAWAL OR SELECTION OF AN ANNUITY
                                                           END OF EACH TIME PERIOD       PAYOUT PLAN AT THE END OF EACH TIME PERIOD
                                                      1 YEAR   3 YEARS  5 YEARS 10 YEARS      1 YEAR  3 YEARS  5 YEARS 10 YEARS
MFS(R) Utilities Series - Initial Class
        no additional riders                         $ 102.01 $ 137.89 $ 166.37 $ 249.96      $ 22.01 $ 67.89 $ 116.37 $ 249.96
        optional BP                                    104.57   145.60   179.26   275.80        24.57   75.60   129.26   275.80
        optional BPP                                   106.11   150.21   186.92   291.00        26.11   80.21   136.92   291.00

Putnam VT Growth and Income Fund - Class IB
   Shares
        no additional riders                           100.26   132.62   157.53   232.02        20.26   62.62   107.53   232.02
        optional BP                                    102.83   140.36   170.51   258.30        22.83   70.36   120.51   258.30
        optional BPP                                   104.36   144.98   178.23   273.76        24.36   74.98   128.23   273.76

Putnam VT Income Fund - Class IB Shares
        no additional riders                           102.01   137.89   166.37   249.96        22.01   67.89   116.37   249.96
        optional BP                                    104.57   145.60   179.26   275.80        24.57   75.60   129.26   275.80
        optional BPP                                   106.11   150.21   186.92   291.00        26.11   80.21   136.92   291.00

Putnam VT International Growth Fund - Class IB
   Shares
        no additional riders                           104.67   145.91   179.77   276.82        24.67   75.91   129.77   276.82
        optional BP                                    107.23   153.58   192.51   302.01        27.23   83.58   142.51   302.01
        optional BPP                                   108.77   158.16   200.10   316.82        28.77   88.16   150.10   316.82

Putnam VT Vista Fund - Class IB Shares
        no additional riders                           101.90   137.58   165.85   248.92        21.90   67.58   115.85   248.92
        optional BP                                    104.47   145.29   178.74   274.78        24.47   75.29   128.74   274.78
        optional BPP                                   106.00   149.90   186.41   290.00        26.00   79.90   136.41   290.00



* In these examples, the $30 contract administrative charge is approximated as a 0.067% charge based on our average contract size. Premium taxes imposed by some state and local governments are not reflected in this table. We entered into certain arrangements under which we are compensated by the funds' advisers and/or distributors for the administrative services we provide to the funds.

YOU SHOULD NOT CONSIDER THESE EXAMPLES AS REPRESENTATIONS OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

CONDENSED FINANCIAL INFORMATION

(UNAUDITED)

The following tables give per-unit information about the financial history of each subaccount.


YEAR ENDED DEC. 31,                                                                             2001       2000       1999
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PBCA1(1) (INVESTING IN SHARES OF AXP(R)
   VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                                $    0.96  $    1.09  $   1.00
Accumulation unit value at end of period                                                      $    0.79  $    0.96  $   1.09
Number of accumulation units outstanding at end of period (000 omitted)                             943        200        --
Ratio of operating expense to average net assets                                                   1.25%      1.25%     1.25%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PBCA2(2) (INVESTING IN SHARES OF AXP(R)
   VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                                $    0.96  $    1.09  $   1.00
Accumulation unit value at end of period                                                      $    0.79  $    0.96  $   1.09
Number of accumulation units outstanding at end of period (000 omitted)                               2         17        --
Ratio of operating expense to average net assets                                                   1.15%      1.15%     1.15%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PBND1(1) (INVESTING IN SHARES OF AXP(R)
   VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                                $    1.05  $    1.01  $   1.00
Accumulation unit value at end of period                                                      $    1.11  $    1.05  $   1.01
Number of accumulation units outstanding at end of period (000 omitted)                              99         82        --
Ratio of operating expense to average net assets                                                   1.25%      1.25%     1.25%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PBND2(2) (INVESTING IN SHARES OF AXP(R)
   VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                                $    1.05  $    1.01  $   1.00
Accumulation unit value at end of period                                                      $    1.12  $    1.05  $   1.01
Number of accumulation units outstanding at end of period (000 omitted)                              24         --        --
Ratio of operating expense to average net assets                                                   1.15%      1.15%     1.15%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PCMG1(1) (INVESTING IN SHARES OF AXP(R)
   VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                                $    1.05  $    1.01  $   1.00
Accumulation unit value at end of period                                                      $    1.08  $    1.05  $   1.01
Number of accumulation units outstanding at end of period (000 omitted)                           2,250         --        --
Ratio of operating expense to average net assets                                                   1.25%      1.25%     1.25%
Simple yield(3)                                                                                    0.34%      4.70%     4.62%
Compound yield(3)                                                                                  0.34%      4.81%     4.73%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PCMG2(2) (INVESTING IN SHARES OF AXP(R)
   VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                                $    1.05  $    1.01  $   1.00
Accumulation unit value at end of period                                                      $    1.08  $    1.05  $   1.01
Number of accumulation units outstanding at end of period (000 omitted)                             284         --        --
Ratio of operating expense to average net assets                                                   1.15%      1.15%     1.15%
Simple yield(3)                                                                                    0.42%      4.58%     4.82%
Compound yield(3)                                                                                  0.42%      4.69%     4.93%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PDEI1(1) (INVESTING IN SHARES OF AXP(R)
   VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                                $    1.00  $    1.02  $   1.00
Accumulation unit value at end of period                                                      $    1.01  $    1.00  $   1.02
Number of accumulation units outstanding at end of period (000 omitted)                             342        244        --
Ratio of operating expense to average net assets                                                   1.25%      1.25%     1.25%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PDEI2(2) (INVESTING IN SHARES OF AXP(R)
   VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                                $    1.00  $    1.02  $   1.00
Accumulation unit value at end of period                                                      $    1.01  $    1.00  $   1.02
Number of accumulation units outstanding at end of period (000 omitted)                              26         --        --
Ratio of operating expense to average net assets                                                   1.15%      1.15%     1.15%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PEXI1(1) (INVESTING IN SHARES OF AXP(R)
   VARIABLE PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at beginning of period                                                $    0.92  $    1.03  $   1.00
Accumulation unit value at end of period                                                      $    0.96  $    0.92  $   1.03
Number of accumulation units outstanding at end of period (000 omitted)                             821        278        --
Ratio of operating expense to average net assets                                                   1.25%      1.25%     1.25%
---------------------------------------------------------------------------------------------------------------------------------

                                       14

YEAR ENDED DEC. 31,                                                                             2001       2000       1999
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PEXI2(2) (INVESTING IN SHARES OF AXP(R)
   VARIABLE PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at beginning of period                                                $    0.92  $    1.03  $   1.00
Accumulation unit value at end of period                                                      $    0.96  $    0.92  $   1.03
Number of accumulation units outstanding at end of period (000 omitted)                              40         --        --
Ratio of operating expense to average net assets                                                   1.15%      1.15%     1.15%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PMGD1(1) (INVESTING IN SHARES OF AXP(R)
   VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                                                $    1.04  $    1.08  $   1.00
Accumulation unit value at end of period                                                      $    0.92  $    1.04  $   1.08
Number of accumulation units outstanding at end of period (000 omitted)                             151          5        --
Ratio of operating expense to average net assets                                                   1.25%      1.25%     1.25%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PMGD2(2) (INVESTING IN SHARES OF AXP(R)
   VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                                                $    1.04  $    1.08  $   1.00
Accumulation unit value at end of period                                                      $    0.92  $    1.04  $   1.08
Number of accumulation units outstanding at end of period (000 omitted)                             173          1        --
Ratio of operating expense to average net assets                                                   1.15%      1.15%     1.15%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PNDM1(1) (INVESTING IN SHARES OF AXP(R)
   VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                                $    1.03  $    1.15  $   1.00
Accumulation unit value at end of period                                                      $    0.85  $    1.03  $   1.15
Number of accumulation units outstanding at end of period (000 omitted)                           3,478      1,937        --
Ratio of operating expense to average net assets                                                   1.25%      1.25%     1.25%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PNDM2(2) (INVESTING IN SHARES OF AXP(R)
   VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                                $    1.04  $    1.15  $   1.00
Accumulation unit value at end of period                                                      $    0.85  $    1.04  $   1.15
Number of accumulation units outstanding at end of period (000 omitted)                              58          9        --
Ratio of operating expense to average net assets                                                   1.15%      1.15%     1.15%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PSCA1(1) (INVESTING IN SHARES OF AXP(R)
   VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                                $    1.14  $    1.11  $   1.00
Accumulation unit value at end of period                                                      $    1.06  $    1.14  $   1.11
Number of accumulation units outstanding at end of period (000 omitted)                             276         85        --
Ratio of operating expense to average net assets                                                   1.25%      1.25%     1.25%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PSCA2(2) (INVESTING IN SHARES OF AXP(R)
   VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                                $    1.15  $    1.11  $   1.00
Accumulation unit value at end of period                                                      $    1.06  $    1.15  $   1.11
Number of accumulation units outstanding at end of period (000 omitted)                              11         --        --
Ratio of operating expense to average net assets                                                   1.15%      1.15%     1.15%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PCAP1(1) (INVESTING IN SHARES OF AIM
   V.I. CAPITAL APPRECIATION FUND, SERIES I)
Accumulation unit value at beginning of period                                                $    1.11  $    1.26  $   1.00
Accumulation unit value at end of period                                                      $    0.84  $    1.11  $   1.26
Number of accumulation units outstanding at end of period (000 omitted)                           3,345      1,103        --
Ratio of operating expense to average net assets                                                   1.25%      1.25%     1.25%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PCAP2(2) (INVESTING IN SHARES OF AIM
   V.I. CAPITAL APPRECIATION FUND, SERIES I)
Accumulation unit value at beginning of period                                                $    1.11  $    1.26  $   1.00
Accumulation unit value at end of period                                                      $    0.84  $    1.11  $   1.26
Number of accumulation units outstanding at end of period (000 omitted)                              78         29        --
Ratio of operating expense to average net assets                                                   1.15%      1.15%     1.15%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PVAL1(1) (INVESTING IN SHARES OF AIM
   V.I. PREMIER EQUITY FUND, SERIES I) (PREVIOUSLY AIM V.I. VALUE FUND, SERIES I)
Accumulation unit value at beginning of period                                                $    0.94  $    1.11  $   1.00
Accumulation unit value at end of period                                                      $    0.81  $    0.94  $   1.11
Number of accumulation units outstanding at end of period (000 omitted)                          10,352      4,769        --
Ratio of operating expense to average net assets                                                   1.25%      1.25%     1.25%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PVAL2(2) (INVESTING IN SHARES OF AIM
   V.I. PREMIER EQUITY FUND, SERIES I)
(PREVIOUSLY AIM V.I. VALUE FUND, SERIES I)
Accumulation unit value at beginning of period                                                $    0.94  $    1.11  $   1.00
Accumulation unit value at end of period                                                      $    0.81  $    0.94  $   1.11
Number of accumulation units outstanding at end of period (000 omitted)                             274         --        --
Ratio of operating expense to average net assets                                                   1.15%      1.15%     1.15%
---------------------------------------------------------------------------------------------------------------------------------

                                       15

YEAR ENDED DEC. 31,                                                                             2001       2000       1999
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PBAL1(1) (INVESTING IN SHARES OF FIDELITY
   VIP BALANCED PORTFOLIO (SERVICE CLASS))
Accumulation unit value at beginning of period                                                $    0.96  $    1.02  $   1.00
Accumulation unit value at end of period                                                      $    0.93  $    0.96  $   1.02
Number of accumulation units outstanding at end of period (000 omitted)                             350         66        --
Ratio of operating expense to average net assets                                                   1.25%      1.25%     1.25%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PBAL2(2) (INVESTING IN SHARES OF FIDELITY
   VIP BALANCED PORTFOLIO (SERVICE CLASS))
Accumulation unit value at beginning of period                                                $    0.96  $    1.02  $   1.00
Accumulation unit value at end of period                                                      $    0.93  $    0.96  $   1.02
Number of accumulation units outstanding at end of period (000 omitted)                              59         --        --
Ratio of operating expense to average net assets                                                   1.15%      1.15%     1.15%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PGRO1(1) (INVESTING IN SHARES OF FIDELITY
   VIP GROWTH PORTFOLIO (SERVICE CLASS))
Accumulation unit value at beginning of period                                                $    1.02  $    1.16  $   1.00
Accumulation unit value at end of period                                                      $    0.83  $    1.02  $   1.16
Number of accumulation units outstanding at end of period (000 omitted)                             445        365        --
Ratio of operating expense to average net assets                                                   1.25%      1.25%     1.25%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PGRO2(2) (INVESTING IN SHARES OF FIDELITY
   VIP GROWTH PORTFOLIO (SERVICE CLASS))
Accumulation unit value at beginning of period                                                $    1.02  $    1.16  $   1.00
Accumulation unit value at end of period                                                      $    0.83  $    1.02  $   1.16
Number of accumulation units outstanding at end of period (000 omitted)                             152        129        --
Ratio of operating expense to average net assets                                                   1.15%      1.15%     1.15%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PGRI1(1) (INVESTING IN SHARES OF FIDELITY
   VIP GROWTH & INCOME PORTFOLIO (SERVICE CLASS))
Accumulation unit value at beginning of period                                                $    0.98  $    1.03  $   1.00
Accumulation unit value at end of period                                                      $    0.88  $    0.98  $   1.03
Number of accumulation units outstanding at end of period (000 omitted)                             425         85        --
Ratio of operating expense to average net assets                                                   1.25%      1.25%     1.25%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PGRI2(2) (INVESTING IN SHARES OF FIDELITY
   VIP GROWTH & INCOME PORTFOLIO (SERVICE CLASS))
Accumulation unit value at beginning of period                                                $    0.98  $    1.03  $   1.00
Accumulation unit value at end of period                                                      $    0.88  $    0.98  $   1.03
Number of accumulation units outstanding at end of period (000 omitted)                              90          3        --
Ratio of operating expense to average net assets                                                   1.15%      1.15%     1.15%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PMDC1(1) (INVESTING IN SHARES OF FIDELITY
   VIP MID CAP PORTFOLIO (SERVICE CLASS))
Accumulation unit value at beginning of period                                                $    1.63  $    1.24  $   1.00
Accumulation unit value at end of period                                                      $    1.56  $    1.63  $   1.24
Number of accumulation units outstanding at end of period (000 omitted)                           1,254        206        --
Ratio of operating expense to average net assets                                                   1.25%      1.25%     1.25%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PMDC2(2) (INVESTING IN SHARES OF FIDELITY
   VIP MID CAP PORTFOLIO (SERVICE CLASS))
Accumulation unit value at beginning of period                                                $    1.63  $    1.24  $   1.00
Accumulation unit value at end of period                                                      $    1.56  $    1.63  $   1.24
Number of accumulation units outstanding at end of period (000 omitted)                             202         11        --
Ratio of operating expense to average net assets                                                   1.15%      1.15%     1.15%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PSMC1(1) (INVESTING IN SHARES OF FTVIPT
   FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                                                $    1.21  $    1.43  $   1.00
Accumulation unit value at end of period                                                      $    1.01  $    1.21  $   1.43
Number of accumulation units outstanding at end of period (000 omitted)                           2,844        855        --
Ratio of operating expense to average net assets                                                   1.25%      1.25%     1.25%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PSMC2(2) (INVESTING IN SHARES OF FTVIPT
   FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                                                $    1.21  $    1.43  $   1.00
Accumulation unit value at end of period                                                      $    1.01  $    1.21  $   1.43
Number of accumulation units outstanding at end of period (000 omitted)                             261         21        --
Ratio of operating expense to average net assets                                                   1.15%      1.15%     1.15%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PVAS1(1) (INVESTING IN SHARES OF FTVIPT
   FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
   (PREVIOUSLY FTVIPT FRANKLIN VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                                $    1.29  $    1.04  $   1.00
Accumulation unit value at end of period                                                      $    1.45  $    1.29  $   1.04
Number of accumulation units outstanding at end of period (000 omitted)                               2         --        --
Ratio of operating expense to average net assets                                                   1.25%      1.25%     1.25%
---------------------------------------------------------------------------------------------------------------------------------

                                       16

YEAR ENDED DEC. 31,                                                                             2001       2000       1999
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PVAS2(2) (INVESTING IN SHARES OF FTVIPT
   FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
   (PREVIOUSLY FTVIPT FRANKLIN VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                                $    1.29  $    1.04  $   1.00
Accumulation unit value at end of period                                                      $    1.45  $    1.29  $   1.04
Number of accumulation units outstanding at end of period (000 omitted)                              --         --        --
Ratio of operating expense to average net assets                                                   1.15%      1.15%     1.15%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PMSS1(1) (INVESTING IN SHARES OF FTVIPT
   MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                                $    1.16  $    1.03  $   1.00
Accumulation unit value at end of period                                                      $    1.22  $    1.16  $   1.03
Number of accumulation units outstanding at end of period (000 omitted)                             252         --        --
Ratio of operating expense to average net assets                                                   1.25%      1.25%     1.25%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PMSS2(2) (INVESTING IN SHARES OF FTVIPT
   MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                                $    1.16  $    1.03  $   1.00
Accumulation unit value at end of period                                                      $    1.22  $    1.16  $   1.03
Number of accumulation units outstanding at end of period (000 omitted)                              63          5        --
Ratio of operating expense to average net assets                                                   1.15%      1.15%     1.15%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PINT1(1),(4) (INVESTING IN SHARES OF FTVIPT
   TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
   (PREVIOUSLY FTVIPT TEMPLETON INTERNATIONAL SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                                $    1.09  $    1.13  $   1.00
Accumulation unit value at end of period                                                      $    0.90  $    1.09  $   1.13
Number of accumulation units outstanding at end of period (000 omitted)                             145         16        --
Ratio of operating expense to average net assets                                                   1.25%      1.25%     1.25%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PINT2(2),(4) (INVESTING IN SHARES OF FTVIPT
   TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
   (PREVIOUSLY FTVIPT TEMPLETON INTERNATIONAL SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                                $    1.09  $    1.13  $   1.00
Accumulation unit value at end of period                                                      $    0.90  $    1.09  $   1.13
Number of accumulation units outstanding at end of period (000 omitted)                              29         12        --
Ratio of operating expense to average net assets                                                   1.15%      1.15%     1.15%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PGIS1(1) (INVESTING IN SHARES OF MFS(R)
   INVESTORS TRUST SERIES - INITIAL CLASS)
Accumulation unit value at beginning of period                                                $    1.04  $    1.05  $   1.00
Accumulation unit value at end of period                                                      $    0.86  $    1.04  $   1.05
Number of accumulation units outstanding at end of period (000 omitted)                           1,377        295        --
Ratio of operating expense to average net assets                                                   1.25%      1.25%     1.25%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PGIS2(2) (INVESTING IN SHARES OF MFS(R)
   INVESTORS TRUST SERIES - INITIAL CLASS)
Accumulation unit value at beginning of period                                                $    1.04  $    1.05  $   1.00
Accumulation unit value at end of period                                                      $    0.86  $    1.04  $   1.05
Number of accumulation units outstanding at end of period (000 omitted)                               9          8        --
Ratio of operating expense to average net assets                                                   1.15%      1.15%     1.15%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PNDS1(1) (INVESTING IN SHARES OF MFS(R)
   NEW DISCOVERY SERIES - INITIAL CLASS)
Accumulation unit value at beginning of period                                                $    1.38  $    1.43  $   1.00
Accumulation unit value at end of period                                                      $    1.30  $    1.38  $   1.43
Number of accumulation units outstanding at end of period (000 omitted)                              18         19        --
Ratio of operating expense to average net assets                                                   1.25%      1.25%     1.25%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PNDS2(2) (INVESTING IN SHARES OF MFS(R)
   NEW DISCOVERY SERIES - INITIAL CLASS)
Accumulation unit value at beginning of period                                                $    1.38  $    1.43  $   1.00
Accumulation unit value at end of period                                                      $    1.30  $    1.38  $   1.43
Number of accumulation units outstanding at end of period (000 omitted)                              14         14        --
Ratio of operating expense to average net assets                                                   1.15%      1.15%     1.15%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PTRS1(1) (INVESTING IN SHARES OF MFS(R)
   TOTAL RETURN SERIES - INITIAL CLASS)
Accumulation unit value at beginning of period                                                $    1.14  $    1.00  $   1.00
Accumulation unit value at end of period                                                      $    1.13  $    1.14  $   1.00
Number of accumulation units outstanding at end of period (000 omitted)                              77         25        --
Ratio of operating expense to average net assets                                                   1.25%      1.25%     1.25%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PTRS2(2) (INVESTING IN SHARES OF MFS(R)
   TOTAL RETURN SERIES - INITIAL CLASS)
Accumulation unit value at beginning of period                                                $    1.15  $    1.00  $   1.00
Accumulation unit value at end of period                                                      $    1.14  $    1.15  $   1.00
Number of accumulation units outstanding at end of period (000 omitted)                              36          6        --
Ratio of operating expense to average net assets                                                   1.15%      1.15%     1.15%
---------------------------------------------------------------------------------------------------------------------------------

                                       17

YEAR ENDED DEC. 31,                                                                             2001       2000       1999
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PUTS1(1) (INVESTING IN SHARES OF MFS(R)
   UTILITIES SERIES - INITIAL CLASS)
Accumulation unit value at beginning of period                                                $    1.20  $    1.14  $   1.00
Accumulation unit value at end of period                                                      $    0.90  $    1.20  $   1.14
Number of accumulation units outstanding at end of period (000 omitted)                           1,999      1,109        --
Ratio of operating expense to average net assets                                                   1.25%      1.25%     1.25%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PUTS2(2) (INVESTING IN SHARES OF MFS(R)
   UTILITIES SERIES - INITIAL CLASS)
Accumulation unit value at beginning of period                                                $    1.21  $    1.14  $   1.00
Accumulation unit value at end of period                                                      $    0.90  $    1.21  $   1.14
Number of accumulation units outstanding at end of period (000 omitted)                              37          9        --
Ratio of operating expense to average net assets                                                   1.15%      1.15%     1.15%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PGIN1(1) (INVESTING IN SHARES OF PUTNAM
   VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                                $    1.03  $    0.97  $   1.00
Accumulation unit value at end of period                                                      $    0.95  $    1.03  $   0.97
Number of accumulation units outstanding at end of period (000 omitted)                             963        146        --
Ratio of operating expense to average net assets                                                   1.25%      1.25%     1.25%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PGIN2(2) (INVESTING IN SHARES OF PUTNAM
   VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                                $    1.03  $    0.97  $   1.00
Accumulation unit value at end of period                                                      $    0.96  $    1.03  $   0.97
Number of accumulation units outstanding at end of period (000 omitted)                             320         59        --
Ratio of operating expense to average net assets                                                   1.15%      1.15%     1.15%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PINC1(1) (INVESTING IN SHARES OF PUTNAM
   VT INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                                $    1.06  $    0.99  $   1.00
Accumulation unit value at end of period                                                      $    1.12  $    1.06  $   0.99
Number of accumulation units outstanding at end of period (000 omitted)                              28          5        --
Ratio of operating expense to average net assets                                                   1.25%      1.25%     1.25%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PINC2(2) (INVESTING IN SHARES OF PUTNAM
   VT INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                                $    1.06  $    0.99  $   1.00
Accumulation unit value at end of period                                                      $    1.12  $    1.06  $   0.99
Number of accumulation units outstanding at end of period (000 omitted)                              16         16        --
Ratio of operating expense to average net assets                                                   1.15%      1.15%     1.15%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PIGR1(1) (INVESTING IN SHARES OF PUTNAM
   VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                                $    1.15  $    1.29  $   1.00
Accumulation unit value at end of period                                                      $    0.90  $    1.15  $   1.29
Number of accumulation units outstanding at end of period (000 omitted)                           4,731      2,474        --
Ratio of operating expense to average net assets                                                   1.25%      1.25%     1.25%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PIGR2(2) (INVESTING IN SHARES OF PUTNAM
   VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                                $    1.15  $    1.29  $   1.00
Accumulation unit value at end of period                                                      $    0.90  $    1.15  $   1.29
Number of accumulation units outstanding at end of period (000 omitted)                             173         30        --
Ratio of operating expense to average net assets                                                   1.15%      1.15%     1.15%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PVIS1(1) (INVESTING IN SHARES OF PUTNAM
   VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                                $    1.23  $    1.30  $   1.00
Accumulation unit value at end of period                                                      $    0.81  $    1.23  $   1.30
Number of accumulation units outstanding at end of period (000 omitted)                           4,035      1,798        --
Ratio of operating expense to average net assets                                                   1.25%      1.25%     1.25%
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PVIS2(2) (INVESTING IN SHARES OF PUTNAM
   VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                                $    1.23  $    1.30  $   1.00
Accumulation unit value at end of period                                                      $    0.81  $    1.23  $   1.30
Number of accumulation units outstanding at end of period (000 omitted)                             104         19        --
Ratio of operating expense to average net assets                                                   1.15%      1.15%     1.15%
--------------------------------------------------------------------------------------------------------------------------------



(1) Operations commenced on Nov. 9, 1999.

(2) Operations commenced on Nov. 11, 1999.

(3) Net of annual contract administrative charge and mortality and expense risk fee.
(4) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into FTVIPT Foreign Securities Fund - Class 2 as of April 30, 2002.

FINANCIAL STATEMENTS


You can find the audited financial statements of the subaccounts with financial history in the SAI. You can find our audited financial statements later in this prospectus.


PERFORMANCE INFORMATION


Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.


We include non-recurring charges (such as withdrawal charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

We may show total return quotations by means of schedules, charts or graphs. Total return figures reflect deduction of the following charges:

-  contract administrative charge,

-  variable account administrative charge,

-  applicable mortality and expense risk fee,


-  Benefit Protector Plus fee, and


- withdrawal charge (assuming a full withdrawal at the end of the illustrated period).


We may also show optional total return quotations that reflect deduction of the Benefit Protector fee.


We also show optional total return quotations that do not reflect a withdrawal charge deduction (assuming no withdrawal), or fees for any of the optional features.

AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

CUMULATIVE TOTAL RETURN is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

ANNUALIZED SIMPLE YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

ANNUALIZED COMPOUND YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

ANNUALIZED YIELD (FOR SUBACCOUNTS INVESTING IN INCOME FUNDS) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.

THE VARIABLE ACCOUNT AND THE FUNDS


You may allocate purchase payments and transfers to any or all of the subaccounts of the variable account that invest in shares of the following funds:



SUBACCOUNT      INVESTING IN           INVESTMENT OBJECTIVES AND POLICIES        INVESTMENT ADVISER OR MANAGER
--------------------------------------------------------------------------------------------------------------------------
PBCA1           AXP(R)  Variable       Objective: long-term total return         IDS Life Insurance
PBCA2           Portfolio - Blue       exceeding that of the U.S. stock          Company  (IDS Life),
                Chip Advantage Fund    market. Invests primarily in blue         investment manager;
                                       chip stocks. Blue chip stocks are         American Express
                                       issued by companies with a market         Financial
                                       capitalization of at least $1             Corporation (AEFC),
                                       billion, an established                   investment adviser.
                                       management, a history of
                                       consistent earnings and a leading
                                       position within their respective
                                       industries.

PBND1           AXP(R)  Variable       Objective: high level of current          IDS Life, investment
PBND2           Portfolio - Bond Fund  income while conserving the value         manager; AEFC,
                                       of the investment and continuing          investment adviser.
                                       a high level of income for the
                                       longest time period. Invests
                                       primarily in bonds and other debt
                                       obligations.

PCMG1           AXP(R)  Variable       Objective: maximum current income         IDS Life, investment
PCMG2           Portfolio - Cash       consistent with liquidity and             manager; AEFC,
                Management Fund        stability of principal. Invests           investment adviser.
                                       primarily in money market
                                       securities.

PDEI1           AXP(R)  Variable       Objective: a high level of                IDS Life, investment
PDEI2           Portfolio -            current income and,  as a                 manager; AEFC,
                Diversified Equity     secondary goal, steady growth of          investment adviser.
                Income Fund            capital. Invests primarily in
                                       dividend-paying common and
                                       preferred stocks.

PEXI1           AXP(R)  Variable       Objective: high current income,           IDS Life, investment
PEXI2           Portfolio - Extra      with capital growth as a                  manager; AEFC,
                Income Fund            secondary objective. Invests              investment adviser.
                                       primarily in high-yielding,
                                       high-risk corporate bonds (junk
                                       bonds) issued by U.S. and foreign
                                       companies and governments.

PMGD1           AXP(R)  Variable       Objective: maximum total                  IDS Life, investment
PMGD2           Portfolio - Managed    investment return through a               manager; AEFC,
                Fund                   combination of capital growth and         investment adviser.
                                       current income. Invests primarily
                                       in a combination of common and
                                       preferred stocks, convertible
                                       securities, bonds and other debt
                                       securities.

PNDM1           AXP(R)  Variable       Objective: long-term growth of            IDS Life, investment
PNDM2           Portfolio - NEW        capital.  Invests primarily in            manager; AEFC,
                DIMENSIONS FUND(R)     common stocks showing potential           investment adviser.
                                       for significant growth.

PSCA1           AXP(R)  Variable       Objective: long-term capital              IDS Life, investment
PSCA2           Portfolio - Small      growth.  Invests primarily in             manager; AEFC,
                Cap Advantage Fund     equity stocks of small companies          investment adviser,
                                       that are often included in the            Kenwood Capital
                                       Russell 2000 Index and/or have            Management LLC,
                                       market capitalization under $2            sub-adviser.
                                       billion.

PCAP1           AIM V.I. Capital       Objective: growth of capital.             A I M Advisors, Inc.
PCAP2           Appreciation Fund,     Invests principally in common
                Series I               stocks of companies likely to
                                       benefit from new or innovative
                                       products, services or processes
                                       as well as those with
                                       above-average growth and
                                       excellent prospects for future
                                       growth.

                                       20

SUBACCOUNT      INVESTING IN           INVESTMENT OBJECTIVES AND POLICIES        INVESTMENT ADVISER OR MANAGER
--------------------------------------------------------------------------------------------------------------------------
PVAL1           AIM V.I. Premier       Objective: long-term growth of            A I M Advisors, Inc.
PVAL2           Equity Fund, Series    capital with income as a
                I (previously AIM      secondary objective. Invests
                V.I. Value Fund,       normally at least 80% of its net
                Series I)              assets, plus the amount of any
                                       borrowings for investment purposes, in
                                       equity securities including convertible
                                       securities. The fund also may invest in
                                       preferred stocks and debt instruments
                                       that have prospects for growth of
                                       capital.

PBAL1           Fidelity VIP           Strategy: income and growth of            Fidelity Management
PBAL2           Balanced Portfolio     capital. Invests primarily in a           & Research Company
                (Service Class)        diversified portfolio of equity           (FMR) investment
                                       and fixed-income securities with          manager; FMR U.K.,
                                       income, growth of income, and             FMR Far East and
                                       capital appreciation potential.           Fidelity Investments
                                                                                 Money Market
                                                                                 Management Inc.
                                                                                 (FIMM)
                                                                                 sub-investment
                                                                                 advisers.

PGRO1           Fidelity VIP Growth    Strategy: capital appreciation.           FMR, investment
PGRO2           Portfolio (Service     Invests primarily in common               manager;  FMR U.K.,
                Class)                 stocks of the companies that the          FMR Far East and
                                       manager believes have                     FIMM, sub-investment
                                       above-average growth potential.           advisers.

PGRI1           Fidelity VIP Growth    Strategy: high total return               FMR, investment
PGRI2           & Income Portfolio     through a combination of current          manager;  FMR U.K.
                (Service Class)        income and capital appreciation.          and FMR Far East,
                                       Normally invests a majority of            sub-investment
                                       assets in common stocks with a            advisers.
                                       focus on those that pay current
                                       dividends and show potential for
                                       capital appreciation.

PMDC1           Fidelity VIP Mid Cap   Strategy: long-term growth of             FMR, investment
PMDC2           Portfolio (Service     capital.  Normally invests at             manager;  FMR U.K.
                Class)                 least 80% of assets in securities         and FMR Far East,
                                       of companies with medium market           sub-investment
                                       capitalization common stocks.             advisers.

PSMC1           FTVIPT Franklin        Objective: long-term capital              Franklin Advisers,
PSMC2           Small Cap Fund -       growth. Invests at least 80% of           Inc.
                Class 2                its net assets in investments of
                                       U.S. small capitalization (small
                                       cap) companies with market cap
                                       values not exceeding (i) $1.5
                                       billion, or (ii) the highest
                                       market cap value in the
                                       Russell(R)  2000 Index, whichever
                                       is greater, at the time of
                                       purchase. The manager may
                                       continue to hold an investment
                                       for further growth opportunities
                                       even if the company is no longer
                                       small cap.

PVAS1           FTVIPT Franklin        Objective: long-term total                Franklin Advisory
PVAS2           Small Cap Value        return. Invests at least 80% of           Services, LLC
                Securities Fund -      its net assets in investments of
                Class 2 (previously    small capitalization companies.  For
                FTVIPT Franklin Value  this Fund, small Value Securities
                Securities Fund -      capitalization companies are those that
                Class 2)               have a market cap not exceeding $2.5
                                       billion, at the time of purchase. Invests
                                       primarily in equity securities of
                                       companies the manager believes are
                                       selling substantially below the
                                       underlying value of their assets or
                                       their private market value.

PMSS1           FTVIPT Mutual Shares   Objective: capital appreciation           Franklin Mutual
PMSS2           Securities Fund -      with income as a secondary goal.          Advisers, LLC
                Class 2                Invests primarily and equity
                                       securities of companies that the
                                       manager believes are available at
                                       market prices less than their
                                       value based on certain recognized
                                       or objective criteria (intrinsic
                                       value).

                                       21

SUBACCOUNT      INVESTING IN           INVESTMENT OBJECTIVES AND POLICIES        INVESTMENT ADVISER OR MANAGER
--------------------------------------------------------------------------------------------------------------------------
PINT1           FTVIPT Templeton       Objective: long-term capital              Templeton Investment
PINT2           Foreign Securities     growth. Invests at least 80% of           Counsel, LLC
                Fund - Class 2         its net assets in foreign
                (previously FTVIPT     securities, including those in
                Templeton              emerging markets.
                International
                Securities Fund -
                Class 2. FTVIPT
                Templeton
                International Smaller
                Companies Fund -
                Class 2 merged into
                this fund as of
                April 30, 2002.)

PGIS1           MFS(R)  Investors      Objective: long-term growth of            MFS Investment
PGIS2           Trust Series -         capital with a secondary                  Management(R)
                Initial Class          objective to seek reasonable
                                       current income. Invests primarily
                                       in common stocks and related
                                       securities, such as preferred
                                       stocks, convertible securities
                                       and depository receipts  for
                                       those securities.

PNDS1           MFS(R)  New            Objective: capital appreciation.          MFS Investment
PNDS2           Discovery Series -     Invests primarily in equity               Management(R)
                Initial Class          securities of emerging growth
                                       companies.

PTRS1           MFS(R)  Total Return   Objective: above-average income           MFS Investment
PTRS2           Series - Initial       consistent with the prudent               Management(R)
                Class                  employment of capital, with
                                       growth of capital and income as a
                                       secondary objective. Invests
                                       primarily in a combination of
                                       equity and fixed income
                                       securities.

PUTS1           MFS(R)  Utilities      Objective: capital growth and             MFS Investment
PUTS2           Series -  Initial      current income. Invests primarily         Management(R)
                Class                  in equity and debt securities of domestic
                                       and foreign companies in the utilities
                                       industry.

PGIN1           Putnam VT Growth and   Objective: capital growth and             Putnam Investment
PGIN2           Income Fund -  Class   current income. The fund seeks            Management, LLC
                IB Shares              its goal by investing mainly in
                                       common stocks of U.S. companies with a
                                       focus on value stocks that offer the
                                       potential for capital growth, current
                                       income, or both.

PINC1           Putnam VT Income       Objective: high current income            Putnam Investment
PINC2           Fund - Class IB        consistent with what Putnam               Management, LLC
                Shares                 Investment Management, LLC
                                       believes to be prudent risk. The
                                       fund seeks its goal by investing
                                       at least 80% in U.S. corporate
                                       bonds and governments worldwide
                                       that are neither investment-grade
                                       or below investment-grade (junk
                                       bonds) and that have
                                       intermediate- to long-term
                                       maturities (three years or
                                       longer).

PIGR1           Putnam VT              Objective: capital appreciation.          Putnam Investment
PIGR2           International Growth   The fund seeks its goal by                Management, LLC
                Fund -  Class IB       investing mainly in common stocks
                Shares                 of companies outside the United
                                       States.

PVIS1           Putnam VT Vista Fund   Objective: capital appreciation.          Putnam Investment
PVIS2           - Class IB Shares      The fund seeks its goal by                Management, LLC
                                       investing mainly in common stocks
                                       of U.S. companies with a focus on
                                       growth stocks.

A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.


The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are also available by contacting us at the address or telephone number on the first page of this prospectus.


All funds are available to serve as the underlying investments for variable annuities. Some funds also are available to serve as investment options for variable life insurance policies and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of American Enterprise Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.


GUARANTEE PERIOD ACCOUNTS (GPAs)

You may allocate purchase payments to one or more of the GPAs with Guarantee Periods ranging from two to ten years. The minimum required investment in each GPA is $1,000. These accounts are not available in all states and are not offered after annuity payouts begin. Some states also restrict the amount you can allocate to these accounts.

Each GPA pays an interest rate that is declared when you make an allocation to that account. That interest rate is then fixed for the Guarantee Period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on contract value currently in a GPA.


The minimum guaranteed interest rate on the GPAs is 3%.

The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion. We will determine these rates based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing American Enterprise Life annuities, product design, competition and American Enterprise Life's revenues and other expenses. WE CANNOT PREDICT NOR CAN WE GUARANTEE FUTURE GUARANTEED INTEREST RATES ABOVE THE 3% RATE.


You may transfer or withdraw contract value out of the GPAs within 30 days before the end of the Guarantee Period without receiving a MVA (see "Market Value Adjustment (MVA)" below.) During this 30 day window you may choose to start a new Guarantee Period of the same length, transfer the contract value to another GPA, transfer the contract value to any of the subaccounts, or withdraw the contract value from the contract (subject to applicable withdrawal provisions). If we do not receive any instructions at the end of your Guarantee Period our current practice is to automatically transfer the contract value into the one-year fixed account.

We hold amounts you allocate to the GPAs in a "nonunitized" separate account we have established under the Indiana Insurance Code. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company.

We intend to construct and manage the investment portfolio relating to the separate account using a strategy known as "immunization." Immunization seeks to lock in a defined return on the pool of assets versus the pool of liabilities over a specified time horizon. Since the return on the assets versus the liabilities is locked in, it is "immune" to any potential fluctuations in interest rates during the given time. We achieve immunization by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is essentially equal to the price duration of the corresponding portfolio of liabilities. Portfolio immunization provides us with flexibility and efficiency in creating and managing the asset portfolio, while still assuring safety and soundness for funding liability obligations.

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable Guarantee Periods. These instruments include, but are not necessarily limited to, the following:

- Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;


- Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies -- Standard & Poor's, Moody's Investors Service or Fitch (formerly Duff & Phelp's) -- or are rated in the two highest grades by the National Association of Insurance Commissioners;


- Other debt instruments which are unrated or rated below investment grade, limited to 10% of assets at the time of purchase; and

- Real estate mortgages, limited to 45% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Indiana and other state insurance laws.

MARKET VALUE ADJUSTMENT (MVA)


We guarantee the contract value allocated to your GPA, including the interest credited, if you do not make any transfers or withdrawals from that GPA prior to 30 days before the end of the Guarantee Period. However, we will apply an MVA if a transfer or withdrawal occurs prior to this time, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. The MVA also affects amounts withdrawn from a GPA prior to 30 days before the end of the Guarantee Period that are used to purchase payouts under an annuity payout plan. We will refer to all of these transactions as "early withdrawals" in the discussion below.


When you request an early withdrawal, we adjust the early withdrawal amount by an MVA formula. The early withdrawal amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.

The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the withdrawal, the time remaining in your Guarantee Period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA.

Before we look at the MVA formula, it may help to look in a general way at how comparing your GPA's guaranteed rate and the rate for a new GPA affects the MVA.


Relationship between your GPA's guaranteed rate and the new GPA guaranteed rate for the same time as the Guarantee Period remaining on your GPA:


                        IF YOUR GPA RATE IS:                      THE MVA IS:
                Less than the new GPA rate + 0.10%                 Negative

                Equal to the new GPA rate + 0.10%                  Zero

                Greater than the new GPA rate + 0.10%              Positive

GENERAL EXAMPLES

Assume:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

- We guarantee an interest rate of 4.5% annually for your ten-year Guarantee Period.

- After three years, you decide to make a withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.

EXAMPLE 1: Remember that your GPA is earning 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 5.0%. We add 0.10% to the 5.0% rate to get 5.10%. Your GPA's 4.5% rate is less than the 5.10% rate and, as reflected in the table above, the MVA will be negative.

EXAMPLE 2: Remember again that your GPA is earning 4.5%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 4.0%. We add 0.10% to the 4.0% rate to get 4.10%. In this example, since your GPA's 4.5% rate is greater than the 4.10% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.

SAMPLE MVA CALCULATIONS:
The precise MVA formula we apply is as follows:

EARLY WITHDRAWAL AMOUNT X [(1 + i) / (+ j + .001)
    (TO THE POWER OF n/12) - 1] = MVA


   Where i = rate earned in the GPA from which amounts are being transferred or withdrawn.

         j = current rate for a new Guaranteed Period equal to the remaining term in the current Guarantee Period.
         n = number of months remaining in the current Guarantee Period
                (rounded up).

EXAMPLES
Using assumptions similar to those we used in the examples above:
- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

- We guarantee an interest rate of 4.5% annually for your ten-year Guarantee Period.

- After three years, you decide to make a $1,000 withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

EXAMPLE 1: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 5.0%. Using the formula above, we determine the MVA as follows:

   $1,000 X [(1.045 / (1 + .05 + .001)) (TO THE POWER OF 84/12) - 1] = -$39.28

In this example, the MVA is a negative $39.28.

EXAMPLE 2: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 4.0%. Using the formula above, we determine the MVA as follows:

   $1,000 X [(1.045 / (1 + .04 + .001)) (TO THE POWER OF 84/12) - 1] = -$27.21

In this example, the MVA is a positive $27.21.


Please note that when you allocate your purchase payment to the ten-year GPA and your purchase payment is in its fourth year from receipt at the beginning of the Guarantee Period, your withdrawal charge percentage is 6%. (See "Charges -- Withdrawal Charge.") We do not apply MVAs to the amounts we deduct for withdrawal charges, so we would deduct the withdrawal charge from your early withdrawal after we applied the MVA. Also note that when you request an early withdrawal, we withdraw an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable withdrawal charge, unless you request otherwise.


The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for Guarantee Period durations equaling the remaining Guarantee Period of the GPA to which the formula is being applied.


We will not apply MVAs to amounts withdrawn for annual contract charges, to amounts we pay as death claims or to automatic transfers from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. In some states, the MVA is limited.

THE ONE-YEAR FIXED ACCOUNT


You may also allocate purchase payments or transfer accumulated value to the one-year fixed account. Some states may restrict the amount you can allocate to this account. We back the principal and interest guarantees relating to the one-year fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the one-year fixed account increases as we credit interest to the account. Purchase payments and transfers to the one-year fixed account become part of our general account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap day (Feb.
29). The minimum guaranteed interest rate on the one-year fixed account is 3%. The interest rate we apply to each purchase payment and transfer to the one-year fixed account is guaranteed for one year. Thereafter we will change the rates from time-to-time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing American Enterprise Life annuities, product design, competition, and American Enterprise Life's revenues and expenses.

Interest in the one-year fixed account is not required to be registered with the SEC. However, the MVA interests under the contracts are registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the one-year fixed account (but the SEC does review the disclosures in this prospectus on the MVA interests). Disclosures regarding the one-year fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the one-year fixed account.)


BUYING YOUR CONTRACT

Your sales representative will help you complete and submit an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or be the annuitant if you are 90 or younger.

When you apply, you may select:


- the one-year fixed account, GPAs and/or subaccounts in which you want to invest(1);


-  how you want to make purchase payments;

-  the date you want to start receiving annuity payouts (the retirement date);

-  a death benefit option(2);

-  the optional Benefit Protector(SM) Death Benefit Rider(3);

-  the optional Benefit Protector(SM) Plus Death Benefit Rider(3); and

-  a beneficiary.


(1) Some states restrict the amount you can allocate to the GPAs and the one-year fixed account. GPAs may not be available in all states.

(2) Death benefit Option B is available if you and the annuitant are 78 or younger at contract issue. If either you or the annuitant are 79 or older at contract issue death benefit Option A will apply.
(3) Available if you and the annuitant are 75 or younger at contract issue. Riders may not be available in all states.


The contract provides for allocation of purchase payments to the subaccounts to the GPAs and/or to the one-year fixed account in even 1% increments subject to the $1,000 minimum required investment for the GPAs.

If your application is complete, we will process it and apply your purchase payment to the GPAs, one-year fixed account and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline the application and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete. We will credit the additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.


You may make monthly payments to your contract under a Systematic Investment Plan (SIP). To begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.

In most states, you may make additional purchase payments to nonqualified and qualified annuities until the retirement date. In Massachusetts, you may make additional purchase payments for ten years only.

THE RETIREMENT DATE

Annuity payouts are to begin on the retirement date. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, the retirement date must be:

-   no earlier than the 30th day after the contract's effective date; and

- no later than the annuitant's 85th birthday (or the tenth contract anniversary, if later).

FOR QUALIFIED ANNUITIES (EXCEPT ROTH IRAS), to avoid IRS penalty taxes, the retirement date generally must be:

-   on or after the date the annuitant reaches age 59 1/2; and

- for IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or


- for TSAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you take the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial withdrawals from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later. In Pennsylvania, annuity payouts must start no later than the annuitant's 82nd birthday or the eighth contract anniversary.


BENEFICIARY

We will pay your named beneficiary the death benefit if it becomes payable before the retirement date while the contract is in force and before annuity payouts begin. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS

MINIMUM INITIAL PURCHASE PAYMENT:


      $5,000 for contracts issued in South Carolina, Texas, and Washington. $2,000 for contracts issued in all other states.


MINIMUM ADDITIONAL PURCHASE PAYMENTS:
      $50 for SIPs.


      $100 for all other payment plans.


MAXIMUM TOTAL PURCHASE PAYMENTS* (without prior approval):
      $1,000,000 for issue ages up to 85
      $100,000 for issue ages 86 to 90


* These limits apply in total to all American Enterprise Life annuities you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.


HOW TO MAKE PURCHASE PAYMENTS

1 BY LETTER:
Send your check along with your name and contract number to:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

2 BY SIP:
Contact your sales representative to complete the necessary SIP paperwork.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE


We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.


We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

If you take a full withdrawal from your contract, we will deduct this charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE

We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

MORTALITY AND EXPENSE RISK FEE


We charge these fees daily to the subaccounts. The unit values of your subaccounts reflect these fees and they total either 1.00% or 1.10% of their average daily net assets on an annual basis depending on the death benefit option that applies to your contract. If you select death benefit Option A, the mortality and expense risk fee is 1.00%. If you select death benefit Option B, the mortality and expense risk fee is 1.10%. These fees cover the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. These fees do not apply to the GPAs or the one-year fixed account.


Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge and variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge, discussed in the following paragraphs, will cover sales and distribution expenses.

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR) FEE


We charge a fee for the optional feature only if you select it(1). If selected, we deduct 0.25% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.


When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits. We can increase this fee on new contracts up to a maximum of 0.75%.

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS) FEE


We charge a fee for the optional feature only if you select it(1). If selected, we deduct 0.40% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.


When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits. We can increase this fee on new contracts up to a maximum of 1.25%.

(1) Available if you and the annuitant are 75 or younger at contract issue. Riders may not be available in all states.

WITHDRAWAL CHARGE


A withdrawal charge applies if all or part of the withdrawal amount is from purchase payments we received within seven years before withdrawal. In addition, amounts withdrawn from a GPA more than 30 days before the end of the applicable Guarantee Period will be subject to a MVA. (See "The Fixed Accounts -- Market Value Adjustment (MVA).")


For purposes of calculating any withdrawal charge, we treat amounts withdrawn from your contract value in the following order:

1. First, in each contract year, we withdraw amounts totaling up to 10% of your prior anniversary's contract value. (We consider your initial purchase payment to be the prior anniversary's contract value during the first contract year.) We do not assess a withdrawal charge on this amount.

2. Next, we withdraw contract earnings, if any, that are greater than the annual 10% free withdrawal amount described in number one above. Contract earnings equal contract value less purchase payments received and not previously withdrawn. We do not assess a withdrawal charge on contract earnings.


    NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, GPA or the one-year fixed account.


3. Next, we withdraw purchase payments received eight or more years before the withdrawal and not previously withdrawn. We do not assess a withdrawal charge on these purchase payments.

4. Finally, if necessary, we withdraw purchase payments received in the seven years before the withdrawal on a "first-in, first-out" (FIFO) basis. We do assess a withdrawal charge on these payments.

We determine your withdrawal charge by multiplying each of these payments by the applicable withdrawal charge percentage, and then totaling the withdrawal charges.


The withdrawal charge percentage depends on the number of years since you made the payments that are withdrawn.


               YEARS FROM PURCHASE              WITHDRAWAL CHARGE
                 PAYMENT RECEIPT                   PERCENTAGE
                       1                               8%
                       2                               8
                       3                               7
                       4                               6
                       5                               5
                       6                               4
                       7                               2
                       Thereafter                      0

For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. The withdrawal charge percentage is applied to this total amount. We pay you the amount you requested.


EXAMPLE: Assume you requested a withdrawal of $1,000 and there is a withdrawal charge of 7%. The total amount we actually deduct from your contract is $1,075.27 We determine this amount as follows:

         AMOUNT REQUESTED       OR    $1,000
      -----------------------         ------   = $1,075.27
      1.00 - SURRENDER CHARGE          .93

By applying the 7% withdrawal charge to $1,075.27, the withdrawal charge is $75.27. We pay you the $1,000 you requested. If you make a full withdrawal of your contract, we also will deduct the applicable contract administrative charge.


WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.10% if the assumed investment rate is 3.5% and 6.60% if the assumed investment rate is 5%. The withdrawal charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. In no event would your withdrawal charge exceed 9% of the amount available for payouts under the plan.

WITHDRAWAL CHARGE CALCULATION EXAMPLE

The following is an example of the calculation we would make to determine the withdrawal charge on a contract with this history:


- The contract date is July 1, 2002 with a contract year of July 1 through June 30 and with an anniversary date of July 1 each year; and


-   We received these payments:

    --  $10,000 July 1, 2002;
    --  $8,000 Dec. 31, 2007;
    --  $6,000 Feb. 20, 2010; and

- The owner withdraws the contract for its total withdrawal value of $38,101 on Aug. 5, 2012 and had not made any other withdrawals during that contract year; and

-   The prior anniversary July 1, 2012 contract value was $38,488.



    WITHDRAWAL CHARGE  EXPLANATION
        $    0         $3,848.80 is 10% of the prior anniversary's contract
                       value withdrawn without withdrawal charge; and

             0 $10,252.20 is contract earnings in excess of the 10% free withdrawal amount withdrawn without withdrawal charge; and

             0 $10,000 July 1, 2002 purchase payment was received eight or more years before withdrawal and is withdrawn without withdrawal charge; and

           400 $8,000 Dec. 31, 2007 purchase payment is in its fifth year from receipt, withdrawn with a 5% withdrawal charge; and

           420         $6,000 Feb. 20, 2010 purchase payment is in its third
                       year from receipt, withdrawn with a 7% withdrawal charge.
          ----
        $  820


WAIVER OF WITHDRAWAL CHARGE
We do not assess a withdrawal charge for:

-   withdrawals of any contract earnings;

- withdrawals of amounts totaling up to 10% of your prior contract anniversary's contract value to the extent they exceed contract earnings;

- required minimum distributions from a qualified annuity (for those amounts required to be distributed from the contract described in this prospectus);

-   contracts settled using an annuity payout plan;

-   death benefits;


- withdrawals you make under your contract's "Waiver of Withdrawal Charges" provision. To the extent permitted by state law, your contract will include this provision when you and the annuitant are under age 76 at contract issue. We will waive withdrawal charges that we normally assess upon full or partial withdrawal if you provide proof satisfactory to us that, as of the date you request the withdrawal, you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. (See your contract for additional conditions and restrictions on this waiver); and


- to the extent permitted by state law, withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

PREMIUM TAXES


Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was issued. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a full withdrawal from your contract.

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNTS


We value the amounts you allocated to the GPAs and the one-year fixed account directly in dollars. The value of a fixed account equals:

- the sum of your purchase payments and transfer amounts allocated to the one-year fixed account and the GPAs;


-   plus interest credited;

- minus the sum of amounts withdrawn after the MVA (including any applicable withdrawal charges) and amounts transferred out;


-   minus any prorated portion of the contract administrative charge;

-   minus any prorated portion of the Benefit Protector fee (if applicable); and

- minus any prorated portion of the Benefit Protector Plus fee (if applicable).


SUBACCOUNTS


We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial withdrawal, transfer amounts out of a subaccount or we assess a contract administrative charge or we assess a withdrawal charge.


The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.

Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each variable subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-   dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

-   additional purchase payments you allocated to the subaccounts;

-   transfers into or out of the subaccounts;

-   partial withdrawals;

-   withdrawal charges;


-   a prorated portion of contract administrative charge;

-   a prorated portion of the Benefit Protector fee (if applicable); and/or

-   a prorated portion of the Benefit Protector Plus fee (if applicable).


Accumulation unit values will fluctuate due to:

-   changes in funds' net asset value;

-   dividends distributed to the subaccounts;

-   capital gains or losses of funds;

-   fund operating expenses;

-   mortality and expense risk fees; and/or

-   variable account administrative charges.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING


Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account or the two-year GPA (without a MVA) to one or more subaccounts. The three to ten year GPAs are not available for automated transfers. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments or by establishing an Interest Sweep strategy. Interest Sweeps are a monthly transfer of the interest earned from either the one-year fixed account or the two-year GPA into the subaccounts of your choice. If you participate in an Interest Sweep Strategy the interest you earn will be less than the annual interest rate we apply because there will be no compounding. There is no charge for dollar-cost averaging.


This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                                      NUMBER
                                                                  AMOUNT         ACCUMULATION        OF UNITS
                                                 MONTH           INVESTED         UNIT VALUE         PURCHASED
By investing an equal number
of dollars each month...                          Jan            $  100            $  20               5.00

                                                  Feb               100               18               5.56

you automatically buy                             Mar               100               17               5.88
more units when the
per unit market price is low... ------->          Apr               100               15               6.67

                                                  May               100               16               6.25

                                                  Jun               100               18               5.56

                                                  Jul               100               17               5.88

and fewer units                                   Aug               100               19               5.26
when the per unit
market price is high.          ------->           Sept              100               21               4.76

                                                  Oct               100               20               5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

TIERED DOLLAR-COST AVERAGING (TIERED DCA) PROGRAM

If your net contract value(1) is at least $10,000, you can choose to participate in the Tiered DCA program. There is no charge for Tiered DCA. Under the Tiered DCA program, you can allocate a new purchase payment to one of two special Tiered DCA accounts. We determine which Tiered DCA account you are eligible for as follows:

    IF YOUR NET CONTRACT VALUE(1) IS...           WE ALLOCATE YOUR NEW PURCHASE PAYMENT TO:
           $10,000-$49,999                              Tier 1 DCA account
           $50,000 or more                              Tier 2 DCA account(2)

(1) "Net contract value" equals your current contract value plus any new purchase payment. If this is a new contract funded by purchase payments from multiple sources, we determine your net contract value based on the purchase payments, withdrawal requests and exchange requests submitted with your application.
(2) You cannot allocate your new purchase payments to a Tier 1 DCA account if you are eligible to participate in a Tier 2 DCA account.


You may only allocate a new purchase payment of at least $1,000 to the Tiered DCA account for which you are eligible. You cannot transfer existing contract values into the Tiered DCA account. Each Tiered DCA account lasts for either six months or twelve months from the time we receive your first purchase payment. We make monthly transfers of your total Tiered DCA account value into the other accounts you selected over the six-month or twelve-month period. If you elect to transfer into a GPA, you must meet the $1,000 minimum required investment limitation for each transfer.

We credit interest to each Tiered DCA account at rates that generally are higher than those we credit to the one-year fixed account. We credit higher rates on the Tier 2 DCA account than on the Tier 1 DCA account. We will change the interest rate on each Tiered DCA account from time to time at our discretion. We base these rates on competition and on the interest rate we are crediting to the one-year fixed account at the time of the change. Once we credit interest to a particular purchase payment, that rate does not change even if we change the rate we credit on new purchase payments or if your net contract value changes.


We credit each Tiered DCA account with the current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the six-month or twelve-month period on the balance remaining in your Tiered DCA account. Therefore, the net effective interest rate you receive is less than the stated annual rate. We do not credit this interest after we transfer the value out of the Tiered DCA account into the accounts you selected.

Once you establish a Tiered DCA account, you cannot allocate additional purchase payments to it. However, you may establish another Tiered DCA account and allocate new purchase payments to it when we change the interest rates we offer on these accounts. If you are funding a Tiered DCA account from multiple sources, we apply each purchase payment to the account and credit interest on that purchase payment on the date we receive it. This means that all purchase payments may not be in the Tiered DCA account at the beginning of the six-month or twelve-month period. Therefore, you may receive less total interest than you would have if all your purchase payments were in the Tiered DCA account from the beginning. If we receive any of your multiple-source payments after the six-month or twelve-month period ends, you can either allocate those payments to a new Tiered DCA account (if available) or to any other accounts available under your contract.


You cannot participate in the Tiered DCA program if you are making payments under a Systematic Investment Plan. You may simultaneously participate in the Tiered DCA program and the asset-rebalancing program as long as your subaccount allocation is the same under both programs. If you elect to change your subaccount allocation under one program, we automatically will change it under the other program so they match. If you participate in more than one Tiered DCA account, the asset allocation for each account may be different as long as you are not also participating in the asset-rebalancing program.

You may terminate your participation in the Tiered DCA program at any time. If you do, we will not credit the current guaranteed annual interest rate on any remaining Tiered DCA account balance. We will transfer the remaining balance from your Tiered DCA account to the other accounts you selected for your DCA transfers or we will allocate it in any manner you specify. Similarly, if we cannot accept any additional purchase payments into the Tiered DCA program, we will allocate the purchase payments to the other accounts you selected for your DCA transfers or in any other manner you specify.

We can modify the terms or discontinue the Tiered DCA program at any time. Any modifications will not affect any purchase payments that are already in a Tiered DCA account.

ASSET REBALANCING


You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the GPAs or the one-year fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.


You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. If you are also participating in the Tiered DCA program and you change your subaccount asset allocation for the asset rebalancing program, we will change your subaccount asset allocation under the Tiered DCA program to match. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.

TRANSFERRING BETWEEN ACCOUNTS


You may transfer contract value from any one subaccount, or the GPAs or the one-year fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the GPAs or the one-year fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of GPAs will be subject to a MVA if done more than 30 days before the end of the Guarantee Period unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.

The contract is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing", programmed transfers, frequent transfers or excessive trading, or transfers that are large in relation to the total assets of any fund underlying the contract. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other contract owners who allocated purchase payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this contract. We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other contract owners, we may apply modifications or restrictions in any reasonable manner to prevent a transfer. We may suspend transfer privileges at any time. We may also reject or restrict any specific payment or transfer request and impose specific limitations with respect to market timers, including restricting transfers by market timers to certain underlying funds. We may also apply other restrictions or modifications that could include, but not be limited to:

-   not accepting telephone or electronic transfer requests;


-   requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney on behalf of more than one contract owner; or

- limiting the dollar amount that a contract owner may transfer at any one time.


We agree to provide notice of our intent to restrict transfer privileges to contract owners who have engaged in disruptive activity.

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract owners.


For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES


- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and the one-year fixed account at any time. However, if you made a transfer from the one-year fixed account to the subaccounts or the GPAs, you may not make a transfer from any subaccount or GPA back to the one-year fixed account for six months following that transfer.

- You may transfer contract values from the one-year fixed account to the subaccounts or the GPAs once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the one-year fixed account are not subject to a MVA.

- You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the Guarantee Period will receive a MVA*, which may result in a gain or loss of contract value.

- If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the one-year fixed account to the subaccounts or the GPAs will be effective on the valuation date we receive it.


- We will not accept requests for transfers from the one-year fixed account at any other time.

- Once annuity payouts begin, you may not make transfers to or from the one-year fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest.


-   Once annuity payouts begin, you may not make any transfers to the GPAs.



* Unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.

HOW TO REQUEST A TRANSFER OR WITHDRAWAL

1 BY LETTER:
Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or withdrawal to:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT
Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT
Transfers or withdrawals:  Contract value or entire account balance

2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL WITHDRAWALS:
Your sales representative can help you set up automated transfers or partial withdrawals among your subaccounts or fixed accounts.

You can start or stop this service by written request or other method acceptable to us.

You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the one-year fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months.


- Automated withdrawals may be restricted by applicable law under some contracts.


- You may not make additional purchase payments if automated partial withdrawals are in effect.

- Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

MINIMUM AMOUNT
   Transfers or withdrawals:        $100 monthly
                                    $250 quarterly, semiannually or annually


3 BY PHONE:



Call between 8 a.m. and 7 p.m. Central time:
(800) 333-3437

MINIMUM AMOUNT
Transfers or withdrawals:           $500 or entire account balance

MAXIMUM AMOUNT
Transfers:                          Contract value or entire account balance
Withdrawals:                        $25,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.


We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone withdrawal within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.


Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals NOT be authorized from your account by writing to us.

WITHDRAWALS


You may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your withdrawal request on the valuation date we receive it. For full withdrawals, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay charges (see "Charges -- Withdrawal Charge") and IRS taxes and penalties (see "Taxes"). You cannot make withdrawals after annuity payouts begin except under Plan E. (See "The Annuity Payout Period -- Annuity Payout Plans.")


WITHDRAWAL POLICIES


If you have a balance in more than one account and you request a partial withdrawal, we will withdraw money from all your subaccounts and/or the fixed accounts in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. After executing a partial withdrawal, the value in each subaccount, GPA and the one-year fixed account must be either zero or at least $50.


RECEIVING PAYMENT

By regular or express mail:

-  payable to you;


-  mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

   -- the withdrawal amount includes a purchase payment check that has not cleared;
   -- the NYSE is closed, except for normal holiday and weekend closings; -- trading on the NYSE is restricted, according to SEC rules;
   -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or -- the SEC permits us to delay payment for the protection of security holders.


TSA -- SPECIAL WITHDRAWAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

   -- you are at least age 59 1/2;
   -- you are disabled as defined in the Code;
   -- you severed employment with the employer who purchased the contract; or -- the distribution is because of your death.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.


Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders, the new owner and annuitant will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. Additionally, the Benefit Protector Plus(SM) Death Benefit Rider will terminate if you change ownership because the rider is only available on contracts purchased through an exchange or transfer.


BENEFITS IN CASE OF DEATH

There are two death benefit options under this contract: Option A and Option B. If either you or the annuitant are 79 or older at contract issue, death benefit Option A will apply. If both you and the annuitant are 78 or younger at contract issue, you can elect either death benefit Option A or Option B on your application. Once you elect an option, you cannot change it. We show the option that applies in your contract. The death benefit option that applies determines the mortality and expense risk fee that is assessed against the subaccounts. (See "Charges -- Mortality and Expense Risk Fee.")

Under either option, we will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. We will base the benefit paid on the death benefit coverage you select when you purchase the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

DEATH BENEFIT OPTION A

Death benefit Option A is intended to help protect your beneficiaries financially in that they will never receive less than your purchase payments adjusted for withdrawals. If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of:

1. contract value; or
2. total purchase payments minus adjusted partial withdrawals.

   ADJUSTED PARTIAL WITHDRAWALS FOR OPTION A OR OPTION B = PW X DB
                                                           -------
                                                             CV

   PW = the partial withdrawal including any applicable withdrawal charge or
        MVA.
   DB = the death benefit on the date of (but prior to) the partial withdrawal. CV = contract value on the date of (but prior to) the partial withdrawal.


EXAMPLE
-  You purchase the contract for $25,000 on Jan. 1, 2002.

- On Jan. 1, 2003 (the first contract anniversary), the contract value grows to $29,000.

- On March 1, 2003, the contract value falls to $22,000, at which point you take a $1,500 partial withdrawal, leaving a contract value of $20,500.

   We calculate the death benefit for Option A on March 1, 2003 as follows:



      Contract Value at death:                                  $ 20,500.00
                                                                ===========
      Purchase payment minus adjusted partial withdrawals:
            Total purchase payments:                            $ 25,000.00
            minus the adjusted partial withdrawal
            calculated as:        $1,500 X $25,000  =             -1,704.55
                                  ----------------              -----------
                                      $22,000
            for a death benefit of:                             $ 23,295.45
                                                                ===========
      The Option A death benefit, calculated as the
        greater of these two values:                            $ 23,295.45

DEATH BENEFIT OPTION B

Death benefit Option B is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. Death benefit Option B does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 78 because the benefit values may be limited after age 81. Be sure to discuss with your sales representative whether or not death benefit Option B is appropriate for your situation. If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

   1. contract value; or
   2. total purchase payments minus adjusted partial withdrawals; or
   3. the maximum anniversary value immediately preceding the date of death plus any purchase payments made since that anniversary minus adjusted partial withdrawals since that anniversary.


MAXIMUM ANNIVERSARY VALUE (MAV): We calculate the MAV on each contract anniversary through age 80. There is no MAV prior to the first contract anniversary. On the first contract anniversary we set the MAV equal to the highest of: (a) your current contract value, or (b) total purchase payments minus adjusted partial withdrawals. Every contract anniversary after that, through age 80, we compare the previous anniversary's MAV (plus any purchase payments since that anniversary minus adjusted partial withdrawals since that anniversary) to the current contract value and we reset the MAV to the higher value. We stop resetting the MAV after you or the annuitant reach 81. However, we continue to add subsequent purchase payments and subtract adjusted partial withdrawals from the MAV.

EXAMPLE
-  You purchase the contract for $25,000 on Jan. 1, 2002.

- On Jan. 1, 2003 (the first contract anniversary), the contract value grows to $29,000.

- On March 1, 2003, the contract value falls to $22,000, at which point you take a $1,500 partial withdrawal, leaving a contract value of $20,500.

   We calculate the death benefit for Option B on March 1, 2003 as follows:



      Contract Value at death:                                      $ 20,500.00
                                                                    ===========
      Purchase payment minus adjusted partial withdrawals:          $ 23,295.45
                                                                    ===========
      The MAV immediately preceding the date of death
      plus any payments made since that anniversary
      minus adjusted partial withdrawals:
            Greatest of your contract anniversary contract values:  $ 29,000.00
            plus purchase payments made since that anniversary:           +0.00
            minus adjusted partial withdrawals taken since that
            anniversary, calculated as:  $1,500 X $29,000  =          -1,977.27
                                        -----------------           -----------
                                             $22,000
      for a death benefit of:                                       $ 27,022.73
                                                                    ===========
   The Option B death benefit, calculated as the greatest of
   these three values, which is the MAV:                            $ 27,022.73



IF YOU DIE BEFORE YOUR RETIREMENT DATE


When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.


NONQUALIFIED ANNUITIES
If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. The GMIB and Benefit Protector Plus riders (see "Optional Benefits"), if selected, will terminate. If you elected any other optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.


If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and

- payouts begin no later than one year after your death, or other date as permitted by the Code; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES

The IRS has issued proposed regulations to take effect Jan. 1, 2002 which may affect distributions from your qualified annuity. Contact your tax advisor if you have any questions as to the impact of the new proposed rules on your situation.

- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may elect to receive payouts, or elect to treat the contract as his/her own. If your spouse elects a payout option, the payouts must begin no later than the year in which the annuitant would have reached age 70 1/2. If the annuitant attained age 701/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of the annuitant's death.

   Your spouse may elect to assume ownership of the contract at any time. If your spouse elects to assume ownership of the contract, the contract value will be equal to the death benefit that would otherwise have been paid. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. The GMIB and the Benefit Protector Plus riders (see "Optional Benefits"), if selected, will terminate. If you elected any other optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year the annuitant would have attained age
   70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If the annuitant's death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any annuity payout plan available under this contract if:


   - the beneficiary asks us in writing within 60 days after we receive proof of death; and


   -  payouts begin no later than one year following the year of your death; and


   - the payout period does not extend beyond the beneficiary's life or life expectancy.


- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.


OPTIONAL BENEFITS

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR)

The Benefit Protector is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary. Be sure to discuss with your sales representative whether or not the Benefit Protector is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector to your contract. Generally, you must elect the Benefit Protector at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is only available under a nonqualified annuity contract. You may not select this rider if you select the Benefit Protector Plus Rider. We reserve the right to discontinue offering the Benefit Protector for new contracts.

In some instances the rider effective date for the Benefit Protector may be after we issue the contract according to terms determined by us and at our sole discretion.

The Benefit Protector provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

-  the applicable death benefit (see "Benefits in Case of Death),

PLUS

- 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date, up to a maximum of 100% of purchase payments not previously withdrawn that are one or more years old; or

- 15% of your earnings at death if you or the annuitant were 70 or older on the rider effective date, up to a maximum of 37.5% of purchase payments not previously withdrawn that are one or more years old.

EARNINGS AT DEATH: for purposes of the Benefit Protector and Benefit Protector Plus riders, this is an amount equal to the applicable death benefit minus purchase payments not previously withdrawn. The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously withdrawn that are one or more years old.


TERMINATING THE BENEFIT PROTECTOR


-  You may terminate the rider within 30 days of the first rider anniversary.

- You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.


- The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

EXAMPLE OF THE BENEFIT PROTECTOR

- You purchase the contract with a payment of $100,000 on Jan. 1, 2002 and you and the annuitant are under age 70. You select death benefit Option B.

- On July 1, 2002 the contract value grows to $105,000. The death benefit under Option B on July 1, 2002 equals the contract value. You have not reached the first contract anniversary so the Benefit Protector does not provide any additional benefit at this time.

- On Jan. 1, 2003 the contract value grows to $110,000. The death benefit on Jan. 1, 2003 equals:



      death benefit Option B (contract value):                      $   110,000
      plus the Benefit Protector benefit which equals 40% of
        earnings at death (death benefit Option B minus payments
        not previously withdrawn): 0.40 X ($110,000 - $100,000) =        +4,000
                                                                    -----------
      Total death benefit of:                                       $   114,000



- On Jan. 1, 2004 the contract value falls to $105,000. The death benefit on Jan. 1, 2004 equals:



      death benefit Option B (MAV):                                 $   110,000
      plus the Benefit Protector benefit (40% of earnings
        at death): 0.40 X ($110,000 - $100,000) =                        +4,000
                                                                    -----------
      Total death benefit of:                                       $   114,000



- On Feb. 1, 2004 the contract value remains at $105,000 and you request a partial withdrawal, including the applicable 7% withdrawal charge of $50,000. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to an 7% withdrawal charge because your payment is two years old, so we will withdraw $39,500 ($36,735 + $2,765 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $47,235. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2004 equals:



      death benefit Option B (MAV adjusted for partial withdrawals):  $  57,619 plus the Benefit Protector benefit (40% of earnings
        at death): 0.40 X ($57,619 - $55,000) =                          +1,048
                                                                      ---------
      Total death benefit of:                                         $  58,667



- On Jan. 1, 2005 the contract value falls to $40,000. The death benefit on Jan. 1, 2004 equals the death benefit on Feb. 1, 2004. The reduction in contract value has no effect.

- On Jan. 1, 2011 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. The death benefit on Jan. 1, 2011 equals:



      death benefit Option B (contract value):                        $ 200,000
      plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not previously
        withdrawn that are one or more years old)                       +55,000
                                                                      ---------
      Total death benefit of:                                         $ 255,000



- On July 1, 2011 you make an additional purchase payment of $50,000. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector value. The death benefit on July 1, 2011 equals:



      death benefit Option B (contract value):                      $   250,000
      plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not previously
        withdrawn that are one or more years old)                       +55,000
                                                                    -----------
      Total death benefit of:                                       $   305,000



- On July 1, 2012 the contract value remains $250,000 and the "new" purchase payment is one year old and the value of the Benefit Protector changes. The death benefit on July 1, 2012 equals:



      death benefit Option B (contract value):                      $   250,000
      plus the Benefit Protector benefit which equals 40% of
        earnings at death (death benefit Option B minus payments
        not previously withdrawn): 0.40 X ($250,000 - $105,000) =       +58,000
                                                                    -----------
      Total death benefit of:                                       $   308,000

IF YOUR SPOUSE IS THE SOLE BENEFICIARY and you die before the retirement date, your spouse may keep the contract as owner. Your spouse and the new annuitant will be subject to all the limitations and restrictions of the rider just as if they were purchasing a new contract. If your spouse and the new annuitant do not qualify for the rider on the basis of age we will terminate the rider. If they do qualify for the rider on the basis of age we will set the contract value equal to the death benefit that would otherwise have been paid and we will substitute this new contract value on the date of death for "purchase payments not previously withdrawn" used in calculating earnings at death. Your spouse also has the option of discontinuing the Benefit Protector Death Benefit Rider within 30 days of the date they elect to continue the contract.

NOTE: For special tax considerations associated with the Benefit Protector, see "Taxes."

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS)

The Benefit Protector Plus is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector Plus provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary and it does not provide any benefit beyond what is offered under the Benefit Protector rider during the second rider year. Be sure to discuss with your sales representative whether or not the Benefit Protector Plus is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector Plus to your contract. You must elect the Benefit Protector Plus at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is only available under nonqualified annuities purchased through a transfer or exchange. You may not select this rider if you select the Benefit Protector Rider. We reserve the right to discontinue offering the Benefit Protector Plus for new contracts.

The Benefit Protector Plus provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

-  the benefits payable under the Benefit Protector described above,

PLUS

- a percentage of purchase payments made within 60 days of contract issue not previously withdrawn as follows:



                     PERCENTAGE IF YOU AND THE       PERCENTAGE IF YOU OR THE
                     ANNUITANT ARE UNDER AGE 70      ANNUITANT ARE 70 OR OLDER
CONTRACT YEAR        ON THE RIDER EFFECTIVE DATE    ON THE RIDER EFFECTIVE DATE
One and Two                      0%                               0%

Three and Four                  10%                            3.75%

Five or more                    20%                             7.5%



Another way to describe the benefits payable under the Benefit Protector Plus rider is as follows:



-  the applicable death benefit (see "Benefits in Case of Death") PLUS



                  PERCENTAGE IF YOU AND THE                PERCENTAGE IF YOU OR THE
                  ANNUITANT ARE UNDER AGE 70               ANNUITANT ARE 70 OR OLDER
CONTRACT YEAR     ON THE RIDER EFFECTIVE DATE, ADD...      ON THE RIDER EFFECTIVE DATE, ADD...
One               Zero                                     Zero

Two               40% X earnings at death (see above)      15% X earnings at death

Three and Four    40% X (earnings at death + 25%           15% X (earnings at death + 25% of initial
                    of initial purchase payment*)            purchase payment*)

Five or more      40% X (earnings at death + 50% of        15% X (earnings at death + 50% of
                    initial purchase payment*)               initial purchase payment*)



* Initial purchase payments are payments made within 60 days of contract issue not previously withdrawn.

TERMINATING THE BENEFIT PROTECTOR PLUS:

-  You may terminate the rider within 30 days of the first rider anniversary.

- You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

- The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

EXAMPLE OF THE BENEFIT PROTECTOR PLUS

- You purchase the contract with a payment of $100,000 on Jan. 1, 2002 and you and the annuitant are under age 70. You select the death benefit Option B.

- On July 1, 2002 the contract value grows to $105,000. The death benefit on July 1, 2002 equals death benefit Option B, which is the contract value, or $105,000. You have not reached the first contract anniversary so the Benefit Protector Plus does not provide any additional benefit at this time.

- On Jan. 1, 2003 the contract value grows to $110,000. You have not reached the second contract anniversary so the Benefit Protector Plus does not provide any additional benefit beyond what is provided by the Benefit Protector at this time.

   The death benefit on Jan. 1, 2003 equals:



      death benefit Option B (contract value):                       $  110,000
      plus the Benefit Protector Plus benefit which equals 40% of earnings at death (death benefit Option B minus payments
        not previously withdrawn): 0.40 X ($110,000 - $100,000) =        +4,000
                                                                     ----------
      Total death benefit of:                                        $  114,000



- On Jan. 1, 2004 the contract value falls to $105,000. The death benefit on Jan. 1, 2004 equals:



      death benefit Option B (MAV):                                  $  110,000
      plus the Benefit Protector Plus benefit which equals 40%
        of earnings at death: 0.40 X ($110,000 - $100,000) =             +4,000
      plus 10% of purchase payments made within 60 days of contract
        issue and not previously  withdrawn: 0.10 X $100,000 =          +10,000
                                                                     ----------
      Total death benefit of:                                        $  124,000



- On Feb. 1, 2004 the contract value remains at $105, 000 and you request a partial withdrawal, including the applicable 7% withdrawal charge, of $50,000. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to an 7% withdrawal charge because your payment is two years old, so we will withdraw $39,500 ($36,735 + $2,675 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $47,235. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2004 equals:


      death benefit Option B (MAV adjusted for partial withdrawals): $   57,619
      plus the Benefit Protector Plus benefit which equals 40%
        of earnings at death: 0.40 X ($57,619 - $55,000) =               +1,048
      plus 10% of purchase payments made within 60 days of contract
        issue and not previously withdrawn: 0.10 X $55,000 =             +5,500
                                                                     ----------
      Total death benefit of:                                        $   64,167



- On Jan. 1, 2005 the contract value falls $40,000. The death benefit on Jan. 1, 2005 equals the death benefit paid on Feb. 1, 2004. The reduction in contract value has no effect.

- On Jan. 1, 2011 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. Because we are beyond the fourth contract anniversary the Benefit Protector Plus also reaches its maximum of 20%. The death benefit on Jan. 1, 2011 equals:



      death benefit Option B (contract value):                       $  200,000
      plus the Benefit Protector Plus benefit which equals 40% of earnings at death, up to a maximum of 100% of purchase
        payments not previously withdrawn that are one
        or more years old                                               +55,000
      plus 20% of purchase payments made within 60 days of contract
        issue and not previously withdrawn: 0.20 X $55,000 =            +11,000
                                                                     ----------
      Total death benefit of:                                        $  266,000

- On July 1, 2011 you make an additional purchase payment of $50,000. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector Plus value. The death benefit on July 1, 2011 equals:



      death benefit Option B (contract value):                       $  250,000
      plus the Benefit Protector Plus benefit which equals 40% of earnings at death, up to a maximum of 100% of purchase
        payments not previously withdrawn that are one
        or more years old                                               +55,000
      plus 20% of purchase payments made within 60 days of contract
        issue and not previously withdrawn: 0.20 X $55,000 =            +11,000
                                                                     ----------
      Total death benefit of:                                        $  316,000



- On July 1, 2012 the contract value remains $250,000 and the "new" purchase payment is one year old. The value of the Benefit Protector Plus remains constant. The death benefit on July 1, 2012 equals:



      death benefit Option B (contract value):                       $  250,000
      plus the Benefit Protector Plus benefit which equals 40% of earnings at death (death benefit Option B minus payments
        not previously withdrawn): 0.40 X ($250,000 - $105,000) =       +58,000
      plus 20% of purchase payments made within 60 days of contract
        issue and not previously withdrawn: 0.20 X $55,000 =            +11,000
                                                                     ----------
      Total death benefit of:                                        $  319,000



IF YOUR SPOUSE IS SOLE BENEFICIARY and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. We will then terminate the Benefit Protector Plus and substitute the applicable death benefit (see "Benefits in Case of Death").

NOTE: for special tax considerations associated with the Benefit Protector Plus, see "Taxes."


THE ANNUITY PAYOUT PERIOD


As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any withdrawal charges under the payout plans listed below.


You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax).

You may reallocate this contract value to the one-year fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. The GPAs are not available during this payout period.


AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:
-  the annuity payout plan you select;

-  the annuitant's age and, in most cases, sex;

-  the annuity table in the contract; and

-  the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES


The annuity tables in your contract show the amount of the monthly payouts for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)


Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.


ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

- PLAN A: LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B: LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C: LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D: JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

- PLAN E: PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 5.10% and 6.60% depending on the applicable assumed investment rate. (See "Charges -- Withdrawal charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your withdrawal to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal. (See "Taxes.")


ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If you purchased a qualified annuity, you have the responsibility for electing a payout plan that complies with your contract and with applicable law. The annuity payout plan options will meet certain IRS regulations governing required minimum distributions if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:


- in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

- in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or

- over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.


IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the one-year fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.


IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES


Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the GPAs, the one-year fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or withdrawal (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.

ANNUITY PAYOUTS UNDER NONQUALIFIED ANNUITIES: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. If the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment can be taken as a federal income tax deduction for the last taxable year of the annuitant. All amounts you receive after your investment in the contract is fully recovered will be subject to tax.


Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.


QUALIFIED ANNUITIES: When you use your contract to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for that retirement plan.

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement, or consult a tax advisor for more information about these distribution rules.

ANNUITY PAYOUTS UNDER QUALIFIED ANNUITIES (EXCEPT ROTH IRAS): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with non-deductible contributions or with after-tax dollars rolled from a retirement plan. If you or your employer invested in your contract with deductible or pre-tax dollars as part of a tax-deferred retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you.

WITHDRAWALS: If you withdraw part or all of your nonqualified contract before your annuity payouts begin, your withdrawal payment will be taxed to the extent that the value of your contract immediately before the withdrawal exceeds your investment. You also may have to pay a 10% IRS penalty for withdrawals you make before reaching age 59 1/2 unless certain exceptions apply.


DEATH BENEFITS TO BENEFICIARIES UNDER NONQUALIFIED ANNUITIES: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

DEATH BENEFITS TO BENEFICIARIES UNDER QUALIFIED ANNUITIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.


SPECIAL CONSIDERATIONS IF YOU SELECT EITHER THE BENEFIT PROTECTOR(SM) OR THE BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDERS: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial withdrawals from your contract. However, the IRS may determine that these charges should be treated as partial withdrawals subject to taxation to the extent of any gain as well as the 10% tax penalty for withdrawals before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.


ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax deferred.

PENALTIES: If you receive amounts from your contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

-  because of your death;

-  because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

- if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).


For IRAs, other exceptions may apply if you make withdrawals from your contract before you reach age 59 1/2. For TSAs, other exceptions may apply if you make withdrawals from your contract before it specifies that payments can be made.

WITHHOLDING, GENERALLY: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full withdrawal) we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.


WITHHOLDING FROM QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA, or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:

- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

-  the payout is a minimum distribution required under the Code; or

-  the payout is made on account of eligible hardship.

Payments we made to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.


TRANSFER OF OWNERSHIP OF A NONQUALIFIED ANNUITY: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer.


COLLATERAL ASSIGNMENT OF A NONQUALIFIED ANNUITY: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal. You may not collaterally assign or pledge your qualified contracts.


IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.


AMERICAN ENTERPRISE LIFE'S TAX STATUS: American Enterprise Life is taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of American Enterprise Life, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to American Enterprise Life, and therefore no charge is made against the subaccounts for federal income taxes. American Enterprise Life reserves the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.


TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

-  the reserve held in each subaccount for your contract; divided by

-  the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

-  laws or regulations change;

-  the existing funds become unavailable; or

-  in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute the funds currently listed in this prospectus for other funds.

We may also:

-  add new subaccounts;

-  combine any two or more subaccounts;

-  make additional subaccounts investing in additional funds;

-  transfer assets to and from the subaccounts or the variable account; and

-  eliminate or close any subaccounts.

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER

American Express Financial Advisors Inc. (AEFA) serves as the principal underwriter for the contract. Its offices are located at 70100 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly-owned subsidiary of American Express Financial Corporation (AEFC) which is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City.

The contracts will be distributed by broker-dealers which have entered into distribution agreements with AEFA and American Enterprise Life.

ISSUER


American Enterprise Life issues the annuities. American Enterprise Life is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC. American Enterprise Life is a stock life insurance company organized in 1981 under the laws of the state of Indiana. Its administrative offices are located at 829 AXP Financial Center, Minneapolis, MN 55474. Its statutory address is 100 Capitol Center South, 201 North Illinois Street, Indianapolis, IN 46204. American Enterprise Life conducts a conventional life insurance business.

American Enterprise Life pays cash compensation to the broker-dealers and insurance agencies who have entered into distribution agreements with American Enterprise Life and AEFA for the sale of contracts. This compensation will not result in any charge to contract owners or to the variable account in addition to the charges described in this prospectus. This cash compensation will not be more than 9.0% of the purchase payments it receives on the contracts. From time to time and in accordance with applicable laws and regulations we will pay or permit other promotional incentives, in cash or credit or other compensation.

LEGAL PROCEEDINGS

A number of lawsuits involving insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts have been filed against life and health insurers in jurisdictions in which American Enterprise Life and its affiliates do business. American Enterprise Life and its affiliates, like other life and health insurers, are involved in such litigation. IDS Life was a named defendant in three class action lawsuits of this nature. American Enterprise Life is a named defendant in one of the suits, Richard W. and Elizabeth J. Thoresen v. American Express Financial Corporation, American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and IDS Life Insurance Company of New York which was commenced in Minnesota state court on October 13, 1998. These class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts.

In January 2000, AEFC and its subsidiaries reached an agreement in principle to settle the three class action lawsuits, including the one described above. It is expected the settlement will provide $215 million of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985.

In August 2000, an action entitled Lesa Benacquisto, Daniel Benacquisto, Richard Thoresen, Elizabeth Thoresen, Arnold Mork, Isabella Mork, Ronald Melchert and Susan Melchert v. American Express Financial Corporation, American Express Financial Advisors, American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and IDS Life Insurance Company of New York was commenced in the United States District Court for the District of Minnesota. The complaint put at issue various alleged sales practices and misrepresentations and allegations of violations of federal laws.

In May 2001, the United States District Court for the District of Minnesota and the District Court, Fourth Judicial District for the State of Minnesota, Hennepin County entered orders approving the settlement as tentatively reached in January 2000. Appeals were filed in both federal and state court but subsequently dismissed by the parties filing the appeals. The orders approving the settlement were final as of September 24, 2001. Implementation of the settlement commenced October 15, 2001.

Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, American Enterprise Life does not consider any lawsuits in which it is named as a defendant to be material.

ADDITIONAL INFORMATION ABOUT AMERICAN ENTERPRISE LIFE

SELECTED FINANCIAL DATA

The following selected financial data for American Enterprise Life should be read in conjunction with the financial statements and notes.



(THOUSANDS)                             2001           2000          1999          1998           1997
---------------------------------------------------------------------------------------------------------
Net investment income                $  271,718     $  299,759    $  322,746    $  340,219     $  332,268
Net (loss) gain on investments          (89,920)           469         6,565        (4,788)          (509)
Other                                    16,245         12,248         8,338         7,662          6,329
TOTAL REVENUES                       $  198,043     $  312,476    $  337,649    $  343,093     $  338,088
(LOSS) INCOME BEFORE INCOME TAXES    $  (63,936)    $   38,452    $   50,662    $   36,421     $   44,958
NET (LOSS) INCOME                    $  (41,728)    $   24,365    $   33,987    $   22,026     $   28,313
TOTAL ASSETS                         $5,275,681     $4,652,221    $4,603,343    $4,885,621     $4,973,413
----------------------------------------------------------------------------------------------------------



MANAGEMENT'S DISCUSSION AND ANALYSIS OF CONSOLIDATED FINANCIAL CONDITION AND RESULTS OF OPERATIONS
2001 COMPARED TO 2000:

American Enterprise Life's net loss was $42 million in 2001, compared to net income of $24 million in 2000. Loss before income taxes totaled $64 million in 2001, compared with income of $38 million in 2000. This decline was primarily the result of a $91 million increase in net pretax realized loss on investments and a $28 million decrease in net investment income.

Total investment contract deposits received increased to $922 million in 2001, compared with $721 million in 2000. This increase is primarily due to increases in fixed and variable annuity deposits in 2001.

Total revenues decreased to $198 million in 2001, compared with $312 million in 2000. The decrease is primarily due to net investment losses and decreases in net investment income. Net investment income, the largest component of revenues, decreased 9% from the prior year, primarily due to lower overall investment yields and credit related yield adjustments on fixed maturity investments.

Contractholder charges decreased 13% to $6.0 million in 2001, compared with $6.9 million in 2000, due primarily to a decline in fixed annuity surrender charges. American Enterprise Life also receives mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased to $10.2 million in 2001, compared with $5.4 million in 2000, reflecting an increase in separate account assets.

Net realized losses on investments were $90 million in 2001, compared to net realized gains on investments of $0.5 million in 2000. The losses in 2001 are comprised of an $18 million net loss in the first quarter resulting primarily from the recognition of impairment losses and the sale of certain high-yield securities; a $20 million write-down in the second quarter to recognize the impact of higher default assumptions on certain structured investments; a $51 million write-down of lower-rated securities (most of which were sold in 2001) in the second quarter primarily in connection with American Enterprise Life's decision to lower its risk profile by reducing the level of its high-yield fixed maturity investment portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; and $1 million of other net losses related to the sale and write-down of investments.

Total benefits and expenses decreased 4% to $262 million in 2001 compared to $274 million in 2000. The largest component of expenses, interest credited on investment contracts, decreased to $181 million, reflecting lower crediting rates which more than offset the growth in fixed annuities inforce. Amortization of deferred policy acquisition costs (DACs) decreased to $45 million in 2001, compared to $48 million in 2000. The decline was primarily due to DAC unlocking adjustments (see footnote one of the attached financial statements for the definition of unlocking adjustments), which resulted in net increases in amortization of $1.9 million in 2001 and $1.5 million in 2000. Amortization, excluding unlocking adjustments, was less in 2001 than in 2000, due primarily to improved persistency of fixed deferred annuity business.

Other operating expenses increased slightly to approximately $36 million in 2001.

2000 COMPARED TO 1999:
Net income decreased 28% to $24 million in 2000, compared to $34 million in 1999. Income before income taxes totaled $38 million in 2000, compared with $51 million in 1999. The decrease was largely due to lower net investment income in 2000 than in 1999.

Total investment contract deposits received increased to $721 million in 2000, compared with $336 million in 1999. This increase is primarily due to an increase in variable annuity deposits in 2000.

Total revenues decreased to $312 million in 2000, compared with $338 million in 1999. The decrease is primarily due to decreases in net investment income and net realized gains on investments. Net investment income, the largest component of revenues, decreased 7% from the prior year, reflecting a decrease in investments owned and lower investment yields.

Contractholder charges increased 13% to $6.9 million in 2000, compared with $6.1 million in 1999, reflecting an increase in annuity surrender charges. American Enterprise Life also receives mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased 135% to $5.4 million in 2000, compared with $2.3 million in 1999, this reflects the increase in separate account assets.

Net realized gain on investments was $.5 million in 2000, compared with $6.6 million in 1999. The decrease in net realized gains was primarily due to the loss on sale and writedown of fixed maturity investments.

Total benefits and expenses decreased 5% to $274 million in 2000, compared with $287 million in 1999. The largest component of expenses, interest credited on investment contracts, decreased to $191 million, reflecting a decrease in fixed annuities in force and lower crediting rates. Amortization of deferred policy acquisition costs increased to $48 million, compared to $43 million in 1999. This increase was due primarily to increased aggregate amounts in force.

Other operating expenses remained steady at $35 million in 2000.

CERTAIN CRITICAL ACCOUNTING POLICIES
In December 2001, The Securities and Exchange Commission (SEC) issued a financial reporting release, #FR-60, "Cautionary Advice Regarding Disclosure About Critical Accounting Policies." In this connection, the following information has been provided about certain critical accounting policies that are important to the Consolidated Financial Statements and that entail, to a significant extent, the use of estimates, assumptions and the application of management's judgment. These policies relate to the recognition of impairment within the investment portfolio and deferred acquisition costs.

Generally, investment securities are carried at fair value on the balance sheet. Gains and losses are recognized in the results of operations upon disposition of the securities. In addition, losses are also recognized when management determines that a decline in value is not temporary, which requires judgment regarding the amount and timing of recovery. Typically, American Enterprise Life defines an event of impairment for debt securities as issuer default or bankruptcy. Fair value is generally based on quoted market prices. However, American Enterprise Life's investment portfolio also contains structured investments of various asset quality, including Collateralized Debt Obligations
(CDOs) and Structured Loan Trusts (backed by high-yield bonds and bank loans, respectively), which are not readily marketable. As a result, the carrying values of these structured investments are based on cash flow projections which require a significant degree of judgment and as such are subject to change. If actual future cash flows are less than projected, additional losses would be realized.

American Enterprise Life's deferred acquisition costs (DACs) represent costs of acquiring new business, principally sales and other distribution and underwriting costs, that have been deferred on the sale of annuity, insurance, and certain mutual fund and long-term products. DACs are amortized over the lives of the products, either as a constant percentage of projected earnings or as a constant percentage of projected liabilities associated with such products. Such projections require use of certain assumptions, including interest margins, mortality rates, persistency rates, maintenance expense levels and, for variable products, separate account performance. As actual experience differs from the current assumptions, management considers on a quarterly basis the need to change key assumptions underlying the amortization models prospectively. For example, if the stock market trend rose or declined appreciably, it could impact assumptions made about separate account performance and result in an adjustment to income, either positively or negatively. The impact on results of operations of changing prospective assumptions with respect to the amortization of DACs is reflected in the period in which such changes are made.

RISK MANAGEMENT
The sensitivity analysis of two different types of market risk discussed below estimate the effects of hypothetical sudden and sustained changes in the applicable market conditions of two different types of market risk on the ensuing year's earnings, based on year-end positions. The market changes, assumed to occur as of year-end, are a 100 basis point increase in market interest rates and a 10% decline in the value of equity securities under management. Computations of the prospective effects of the hypothetical interest rate and equity market changes are based on numerous assumptions, including relative levels of market interest rates and equity market prices, as well as the levels of assets and liabilities. The hypothetical changes and assumptions will be different from what actually occur. Furthermore, the computations do not incorporate actions that management could take if the hypothetical market changes actually occurred. As a result, actual earnings consequences will differ from those quantified below.

American Enterprise Life primarily invests in fixed income securities over a broad range of maturities for the purpose of providing fixed annuity clients with a rate of return on their investments while minimizing risk, and to provide a dependable and targeted spread between the interest rate earned on investments and the interest rate credited to contractholders' accounts. American Enterprise Life does not invest in securities to generate trading profits.

American Enterprise Life has an investment committee that holds regularly scheduled meetings and, when necessary, special meetings. At these meetings, the committee reviews models projecting different interest rate scenarios and their impact on profitability. The objective of the committee is to structure the investment security portfolio based upon the type and behavior of products in the liability portfolio so as to achieve targeted levels of profitability within defined risk parameters and to meet contractual obligations.

Rates credited to contractholders' accounts are generally reset at shorter intervals than the maturity of underlying investments. Therefore, margins may be negatively impacted by increases in the general level of interest rates. Part of the committee's strategy includes the use of derivatives, such as interest rate caps, swaps and floors, for hedging purposes. These derivatives protect margins by increasing investment returns if there is a sudden and severe rise in interest rates, thereby mitigating the impact of an increase in rates credited to contractholders' accounts.

The effect on American Enterprise Life's pretax earnings of a 100 basis point increase in interest rates, which assumes repricings and customer behavior based on the application of proprietary models to the book of business at Dec. 31, 2001 and includes the impact of any derivatives, would be an increase of approximately $5.4 million.

The amount of the fee income American Enterprise Life receives is based upon the daily market value of the separate account assets. As a result, American Enterprise Life's fee income would be negatively impacted by a decline in the equity markets.

The negative effect on American Enterprise Life's pretax earnings of a 10% decline in equity prices would be approximately $1 million based on assets under management as of Dec. 31, 2001.

LIQUIDITY AND CAPITAL RESOURCES
The liquidity requirements of American Enterprise Life are met by funds provided by annuity considerations, capital contributions, investment income, proceeds from sales of investments as well as maturities and periodic repayments of investment principal.

The primary uses of funds are policy benefits, commissions and operating expenses and investment purchases.

American Enterprise Life has an available line of credit with AEFC aggregating $50 million. The line of credit is used strictly as a short-term source of funds. No borrowings were outstanding under the agreement at Dec. 31, 2001. At Dec. 31, 2001, there were no outstanding reverse repurchase agreements.

At Dec. 31, 2001, investments in fixed maturities comprised 83% of American Enterprise Life's total invested assets. Of the fixed maturity portfolio, approximately 45% is invested in GNMA, FNMA and FHLMC mortgage-backed securities which are considered AAA/Aaa quality.

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

At Dec. 31, 2001, approximately 3% of American Enterprise Life's investments in fixed maturities were below investment grade bonds. These investments may be subject to a higher degree of risk than the investment grade issues because of the borrower's generally greater sensitivity to adverse economic conditions, such as recession or increasing interest rates, and in certain instances, the lack of an active secondary market. Expected returns on below investment grade bonds reflect consideration of such factors. American Enterprise Life has identified those fixed maturities for which a decline in fair value is determined to be other than temporary, and has written them down to fair value with a charge to earnings.

During 2001, American Enterprise Life placed a majority of its rated Collateralized Debt Obligation (CDO) (obligations that are backed primarily by high-yield bonds) securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $54 million, into a securitization trust. In return, American Enterprise Life received $7 million in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $47 million. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows.

At Dec. 31, 2001, net unrealized appreciation on available-for-sale fixed maturities included $62 million of gross unrealized appreciation and $42 million of gross unrealized depreciation. American Enterprise Life does not have any held-to-maturity fixed maturities at Dec. 31, 2001.

At Dec. 31, 2001, American Enterprise Life had a reserve for losses for mortgage loans totaling $4.2 million.

In 2001, American Enterprise Life received a $60 million capital contribution from its parent.

The economy and other factors have caused a number of insurance companies to go under regulatory supervision. This circumstance has resulted in assessments by state guaranty associations to cover losses to policyholders of insolvent or rehabilitated companies. Some assessments can be partially recovered through a reduction in future premium taxes in certain states. American Enterprise Life established an asset for guaranty association assessments paid to those states allowing a reduction in future premium taxes over a reasonable period of time. The asset is being amortized as premium taxes are reduced. American Enterprise Life has also estimated the potential effect of future assessments on American Enterprise Life's financial position and results of operations and has established a reserve for such potential assessments.

The National Association of Insurance Commissioners has established risk-based capital standards to determine the capital requirements of a life insurance company based upon the risks inherent in its operations. These standards require the computation of a risk-based capital amount which is then compared to a company's actual total adjusted capital. The computation involves applying factors to various statutory financial data to address four primary risks: asset default, adverse insurance experience, interest rate risk and external events. These standards provide for regulatory attention when the percentage of total adjusted capital to authorized control level risk-based capital is below certain levels. As of Dec. 31, 2001, American Enterprise Life's total adjusted capital was well in excess of the levels requiring regulatory attention.

FORWARD-LOOKING STATEMENTS
Certain statements in the Management's Discussion and Analysis of Consolidated Financial Condition and Results of Operations contain forward-looking statements which are subject to risks and uncertainties that could cause results to differ materially from such statements. Readers are cautioned not to place undue reliance on these forward-looking statements, which speak only as of the date on which they are made. American Enterprise Life undertakes no obligation to update publicly or revise any forward-looking statements. Important factors that could cause actual results to differ materially from American Enterprise Life's forward-looking statements include, among other things, changes in the ability of issuers of investment securities held by American Enterprise Life to meet their debt obligations, which could result in further losses in American Enterprise Life's investment portfolio.

RESERVES

In accordance with the insurance laws and regulations under which we operate, we are obligated to carry on our books, as liabilities, actuarially determined reserves to meet our obligations on our outstanding annuity contracts. We base our reserves for deferred annuity contracts on accumulation value and for fixed annuity contracts in a benefit status on established industry mortality tables. These reserves are computed amounts that will be sufficient to meet our policy obligations at their maturities.

INVESTMENTS

Of our total investments of $3,959,706 at Dec. 31, 2001, 38% was invested in mortgage-backed securities, 44% in corporate and other bonds, 17% in primary mortgage loans on real estate and less than 1% in other investments.

COMPETITION

The annuity business is highly competitive and American Enterprise Life's competitors consist of both stock and mutual insurance companies and other financial institutions. Competitive factors applicable to the business of American Enterprise Life include the interest rates credited to its products, the charges deducted from the cash values of such products, the financial strength of the organization and the services provided to contract owners.

EMPLOYEES

As of Dec. 31, 2001, we had no employees.

PROPERTIES

We occupy office space in Minneapolis, MN, which is leased by AEFC. We reimburse AEFC for rent based on direct and indirect allocation methods. Facilities occupied by us are believed to be adequate for the purposes for which they are used and well maintained.

STATE REGULATION

American Enterprise Life is subject to the laws of the State of Indiana governing insurance companies and to the regulations of the Indiana Department of Insurance. An annual statement in the prescribed form is filed with the Indiana Department of Insurance each year covering our operation for the preceding year and its financial condition at the end of such year. Regulation by the Indiana Department of Insurance includes periodic examination to determine American Enterprise's contract liabilities and reserves so that the Indiana Department of Insurance may certify that these items are correct. The Company's books and accounts are subject to review by the Indiana Department of Insurance at all times. In addition, American Enterprise Life is subject to regulation under the insurance laws of other jurisdictions in which it operates. Under insurance guaranty fund laws, in most states, insurers doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. Most of these laws do provide however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.

DIRECTORS AND EXECUTIVE OFFICERS*

American Enterprise Life's sole shareholder, IDS Life, elects the board of directors that oversees our operations.

The directors and principal executive officers of American Enterprise Life and the principal occupation of each during the last five years is as follows:

DIRECTORS

GUMER C. ALVERO
Born in 1967
Director, Chair of the Board and Executive Vice President - Annuities since January 2001. Vice President - Variable Annuities, AEFC, since April 1998. Executive Assistant to President/CEO, AEFC, from April 1996 to April 1998.

DOUGLAS K. DUNNING
Born in 1957
Director since July 2001. Vice President - Annuity Product Development, AEFC, since January 2001. Vice President - Assured Assets Product Development and Management, AEFC, from August 1998 to January 2001. Vice President - Assured Assets Product Development from September 1994 to August 1998.

CAROL A. HOLTON
Born in 1952
Director, President and Chief Executive Officer since January 2001. Vice President - Third Party Distribution, AEFC, since April 1998. Director - Distributor Services, AEFC, from September 1997 to April 1998. Director - Business Systems and Operations, F&G Life, from July 1996 to August 1997.

PAUL S. MANNWEILER**
Born in 1949
Director since 1986. Partner at Locke Reynolds Boyd & Weisell since 1980.

TERESA J. RASMUSSEN
Born in 1956
Director since December 2000. Vice President and Assistant General Counsel, AEFC, since August 2000. Assistant Vice President, AEFC, from October 1995 to August 2000.

OFFICERS OTHER THAN DIRECTORS

LORRAINE R. HART
Born in 1951
Vice President - Investments since 1992. Vice President - Insurance Investments, AEFC, since 1989.

JAMES M. ODLAND
Born in 1955
Vice President, General Counsel and Secretary since March 2002. Vice President and Group Counsel, AEFC, since January 2002. Counsel, AEFC, from January 2001 to January 2002. Counsel, Reliastar Financial Corp., Minneapolis, MN, June 1999 to January 2001. Assistant Vice President - Law, Lutheran Brotherhood, Minneapolis, MN, July 1986 to June 1999.

PHILIP C. WENTZEL
Born in 1961
Vice President and Controller since 1998. Director of Financial Reporting and Analysis, AEFC, from 1992 to 1997.

DAVID L. YOWAN
Born in 1957
Vice President and Treasurer since March 2001. Senior Vice President and Assistant Treasurer of American Express Company since January 1999. Vice President and Corporate Treasurer, AEFC, since March 2001. Senior Portfolio and Risk Management Officer for the North American Consumer Bank of Citigroup from August 1987 to January 1999.



* The address for all of the directors and principal officers is: 829 AXP Financial Center, Minneapolis, MN 55474 except for Mr. Mannweiler who is an independent director.
** Mr. Mannweiler's address is: 201 No. Illinois Street, Indianapolis, IN 46204



SECURITY OWNERSHIP OF MANAGEMENT

Our directors and officers do not beneficially own any outstanding shares of stock of the company. All of our outstanding shares of stock are beneficially owned by IDS Life. The percentage of shares of IDS Life owned by any director, and by all our directors and officers as a group, does not exceed 1% of the class outstanding.


EXPERTS


Ernst & Young LLP, independent auditors, have audited the consolidated financial statements of American Enterprise Life Insurance Company at Dec. 31, 2001 and 2000, and for each of the three years in the period ended Dec. 31, 2001, and the individual statements of the segregated asset subaccounts of American Enterprise Variable Annuity Account - American Express Pinnacle Variable Annuity(SM) as of Dec. 31, 2001 and for the periods indicated therein, as set forth in their reports. We've included our financial statements in the prospectus and elsewhere in the registration statement in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS
THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of American Enterprise Life Insurance Company (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2001 and 2000, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of American Enterprise Life Insurance Company at December 31, 2001 and 2000, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.


Ernst & Young LLP
January 28, 2002
Minneapolis, Minnesota

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Balance Sheets

December 31, (In thousands, except share amounts)                                                     2001           2000
Assets
Investments:
   Fixed maturities:
      Held-to-maturity, at amortized cost (fair value: 2000, $927,031)                             $       --    $  934,091
      Available-for-sale, at fair value (amortized cost: 2001, $3,282,893; 2000, $2,163,906)        3,302,753     2,068,487
   Common stocks                                                                                          344           880
   Mortgage loans on real estate                                                                      654,209       724,009
   Other investments                                                                                    2,400            --
                                                                                                   ----------    ----------
         Total investments                                                                          3,959,706     3,727,467
Cash and cash equivalents                                                                             260,214        34,852
Amounts due from brokers                                                                               41,705         1,316
Other accounts receivable                                                                               1,812           867
Accrued investment income                                                                              45,422        54,941
Deferred policy acquisition costs                                                                     217,923       198,622
Deferred income taxes, net                                                                             32,132        26,350
Other assets                                                                                            8,527        18,496
Separate account assets                                                                               708,240       589,310
                                                                                                   ----------    ----------
Total assets                                                                                       $5,275,681    $4,652,221
                                                                                                   ==========    ==========
Liabilities and Stockholder's Equity
Liabilities:
   Future policy benefits:
      Fixed annuities                                                                              $3,765,679    $3,584,784
      Universal life-type insurance                                                                         3            10
   Policy claims and other policyholders' funds                                                         2,286         9,295
   Amounts due to brokers                                                                             225,127        24,387
   Other liabilities                                                                                   64,517         6,326
   Separate account liabilities                                                                       708,240       589,310
                                                                                                   ----------    ----------
         Total liabilities                                                                          4,765,852     4,214,112
                                                                                                   ----------    ----------
Commitments and contingencies
Stockholder's equity:
   Capital stock, $150 par value per share; 100,000 shares authorized,
      20,000 shares issued and outstanding                                                              3,000         3,000
   Additional paid-in capital                                                                         341,872       281,872
   Accumulated other comprehensive loss, net of tax:
      Net unrealized securities gains (losses)                                                         17,655       (62,097)
      Net unrealized derivative losses                                                                (26,304)           --
                                                                                                   ----------    ----------
         Total accumulated other comprehensive loss                                                    (8,649)      (62,097)
   Retained earnings                                                                                  173,606       215,334
                                                                                                   ----------    ----------
         Total stockholder's equity                                                                   509,829       438,109
                                                                                                   ----------    ----------
Total liabilities and stockholder's equity                                                         $5,275,681    $4,652,221
                                                                                                   ==========    ==========

See notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Income

Years ended December 31, (In thousands)                                                  2001           2000           1999
Revenues
Net investment income                                                                 $271,718       $299,759      $322,746
Contractholder charges                                                                   5,998          6,865         6,069
Mortality and expense risk fees                                                         10,247          5,383         2,269
Net realized (loss) gain on investments                                                (89,920)           469         6,565
                                                                                       -------        -------       -------
   Total revenues                                                                      198,043        312,476       337,649
                                                                                       -------        -------       -------
Benefits and Expenses
Interest credited on universal life-type insurance and investment contracts            180,906        191,040       208,583
Amortization of deferred policy acquisition costs                                       45,494         47,676        43,257
Other operating expenses                                                                35,579         35,308        35,147
                                                                                       -------        -------       -------
   Total benefits and expenses                                                         261,979        274,024       286,987
                                                                                       -------        -------       -------
(Loss) income before income taxes                                                      (63,936)        38,452        50,662
Income tax (benefit) expense                                                           (22,208)        14,087        16,675
                                                                                       -------        -------       -------
Net (loss) income                                                                     $(41,728)      $ 24,365      $ 33,987
                                                                                      ========       ========      ========

See notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Stockholder's Equity

                                                                                      Accumulated
                                                                                         other
                                                                       Additional    comprehensive                    Total
                                                           Capital       paid-in    income (loss),    Retained    stockholder's
For the three years ended December 31, 2001 (In thousands)  stock        capital      net of tax      earnings       equity
Balance, January 1, 1999                                  $ 2,000       $282,872     $  44,295      $ 156,982     $ 486,149
Comprehensive loss:
   Net income                                                  --             --            --         33,987        33,987
   Unrealized holding losses arising during the year,
      net of income tax benefit of $59,231                     --             --      (110,001)            --      (110,001)
   Reclassification adjustments for gains included in
      net income, net of income tax of $2,179                  --             --        (4,047)            --        (4,047)
                                                            -----        -------       -------        -------       -------
   Other comprehensive loss                                    --             --      (114,048)                    (114,048)
                                                            -----        -------       -------        -------       -------
   Comprehensive loss                                                                                               (80,061)
                                                                                                                    -------

Balance, December 31, 1999                                  2,000        282,872       (69,753)       190,969       406,088
Comprehensive income:
   Net income                                                  --             --            --         24,365        24,365
   Unrealized holding gains arising during the year,
      net of income taxes of ($4,812)                          --             --         8,937             --         8,937
   Reclassification adjustment
      for gains included in net income,
      net of income tax of $690                                --             --        (1,281)            --        (1,281)
                                                            -----        -------       -------        -------       -------
   Other comprehensive income                                  --             --         7,656             --         7,656
                                                            -----        -------       -------        -------       -------
   Comprehensive income                                                                                              32,021
   Change in par value of capital stock                     1,000         (1,000)           --             --            --
                                                            -----        -------       -------        -------       -------

Balance, December 31, 2000                                  3,000        281,872       (62,097)       215,334       438,109
Comprehensive income:
   Net loss                                                    --             --            --        (41,728)      (41,728)
   Cumulative effect of adopting SFAS No. 133,
      net of income tax benefit of $18,699                     --             --       (34,726)            --       (34,726)
   Unrealized holdings gains arising
      on available-for-sale securities
      during the year, net of income taxes of $73,754          --             --       136,972             --       136,972
   Reclassification adjustment for losses
      on available-for-sale securities
      included in net loss, net of income tax benefit
      of $30,811                                               --             --       (57,220)            --       (57,220)
   Reclassification adjustment for losses on derivatives
      included in net losses,
      net of income tax benefit of $4,535                      --             --         8,422             --         8,422
                                                            -----        -------       -------        -------       -------
   Other comprehensive income                                                           53,448                       53,448
                                                            -----        -------       -------        -------       -------
   Comprehensive income                                                                                              11,720
   Capital contribution                                        --         60,000            --             --        60,000
                                                            -----        -------       -------        -------       -------
   Balance, December 31, 2001                             $ 3,000       $341,872    $   (8,649)     $ 173,606     $ 509,829
                                                          =======       ========    ==========      =========     =========

See notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Cash Flows

Years ended December 31, (In thousands)                                                 2001            2000          1999
Cash flows from operating activities
Net (loss) income                                                                  $   (41,728)     $  24,365     $  33,987
   Adjustments to reconcile net (loss) income to net cash
   provided by (used in) operating activities:
      Change in accrued investment income                                                9,519          1,735         5,064
      Change in other accounts receivable                                                 (945)          (551)         (102)
      Change in deferred policy acquisition costs, net                                 (19,301)       (18,334)       16,191
      Change in other assets                                                            31,411         (9,960)           34
      Change in policy claims and other policyholders' funds                            (7,009)        (2,802)        4,708
      Deferred income tax (benefit) provision                                          (34,562)         7,029           711
      Change in other liabilities                                                        6,553        (11,110)       (7,064)
      Amortization of premium (accretion of discount), net                                (689)         2,682         2,315
      Net realized loss (gain) on investments                                           89,920           (469)       (6,565)
      Other, net                                                                        (7,796)          (233)       (1,562)
                                                                                        ------           ----        ------
         Net cash provided by (used in) operating activities                            25,373         (7,648)       47,717
                                                                                        ------         ------        ------
Cash flows from investing activities
Held-to-maturity securities:
   Maturities, sinking fund payments and calls                                              --         65,716        65,705
   Sales                                                                                    --          5,128         8,466
Available-for-sale securities:
   Purchases                                                                        (1,446,157)      (101,665)     (593,888)
   Maturities, sinking fund payments and calls                                         379,281        171,297       248,317
   Sales                                                                               803,034        176,296       469,126
Other investments:
   Purchases                                                                            (8,513)        (1,388)      (28,520)
   Sales                                                                                71,110         65,978        57,548
Change in amounts due from brokers                                                     (40,389)        (1,316)           --
Change in amounts due to brokers                                                       200,740           (828)      (29,132)
                                                                                       -------           ----       -------
      Net cash (used in) provided by investing activities                              (40,894)       379,218       197,622
                                                                                       -------        -------       -------
Cash flows from financing activities
Activity related to universal life-type insurance and investment contracts:
   Considerations received                                                             779,626        398,462       299,899
   Surrenders and other benefits                                                      (779,649)      (926,220)     (753,821)
   Interest credited to account balances                                               180,906        191,040       208,583
Capital contribution                                                                    60,000             --            --
                                                                                       -------        -------       -------
   Net cash provided by (used in) financing activities                                 240,883       (336,718)     (245,339)
                                                                                       -------        -------       -------
Net increase in cash and cash equivalents                                              225,362         34,852            --
Cash and cash equivalents at beginning of year                                          34,852             --            --
                                                                                       -------        -------       -------
Cash and cash equivalents at end of year                                           $   260,214      $  34,852     $      --
                                                                                   ===========      =========     =========
Supplemental disclosures:
   Income taxes paid                                                               $        --      $  14,861     $  22,007
   Interest on borrowings                                                                   15          1,073         2,187

See notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Notes to Consolidated Financial Statements
(In thousands)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Nature of business
American Enterprise Life Insurance Company (the Company) is a stock life insurance company that is domiciled in Indiana and is licensed to transact insurance and annuity business in 48 states. The Company is a wholly-owned subsidiary of IDS Life Insurance Company (IDS Life), which is a wholly-owned subsidiary of American Express Financial Corporation (AEFC). AEFC is a wholly-owned subsidiary of American Express Company. The Company also wholly-owns American Enterprise REO 1, LLC.

The Company's principal product is deferred annuities, which are issued primarily to individuals. It offers single premium and annual premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities and variable universal life insurance are offered as well. The Company distributes its products primarily through financial institutions and unbranded independent financial advisors.

Revenue recognition
Profits on fixed deferred annuities are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable deferred annuities also include the excess of mortality and expense risk fees over the costs of guaranteed benefits provided. Contractholder charges include policy fees and surrender charges.

Profits on variable universal life insurance are the excess of contractholder charges, mortality and expense risk fees and investment income earned from investment of contract considerations over interest credited to contract values, death and other benefits paid in excess of contract values, amortization of deferred acquisition costs and other expenses. Contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. Mortality and expense risk fees are received from the variable life insurance separate accounts.

Basis of presentation
The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by the Indiana Department of Insurance (see Note 4). Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments -- securities
Debt securities that the Company has both the positive intent and the ability to hold to maturity are classified as held-to-maturity and carried at amortized cost. All other debt securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of deferred income taxes. When evidence indicates there is a decline in a security's value, which is other than temporary, the security is written down to fair value through a charge to current year's earnings.

The Company's investment portfolio contains structured investments, including Collateralized Debt Obligations (CDOs) (obligations that are primarily backed by high-yield bonds), which are not readily marketable. The carrying values of these investments are based on cash flow projections and, as such, these values are subject to change. If actual cash flows are less than projected, losses would be recognized; increases in cash flows would be recognized over future periods.

Realized investment gains or losses are determined on an identified cost basis.

Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Investments -- mortgage loans on real estate
Mortgage loans on real estate are carried at amortized cost less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

Impairment of mortgage loans is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in a reserve for losses. The reserve for losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the reserve account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectability of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Cash and cash equivalents
The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Deferred policy acquisition costs
The costs of acquiring new business, principally sales compensation, policy issue costs, and certain sales expenses, have been deferred on annuity contracts. These costs are amortized using the interest method.

Amortization of deferred policy acquisition costs requires the use of assumptions including interest margins, persistency rates, maintenance expense levels and, for variable annuities, separate account performance. Actual experience is reflected in the Company's amortization models monthly. As actual experience differs from the current assumptions, management considers the need to change key prospective assumptions underlying the amortization models. The impact of changing prospective assumptions is reflected in the period that such changes are made and is generally referred to as an unlocking adjustment. During 2001 and 2000, unlocking adjustments resulted in a net increase in amortization of $1,900 and $1,500 respectively. Net unlocking adjustments in 1999 were not significant.

In amortizing deferred policy acquisition costs associated with variable annuities, the Company assumes contract values will appreciate at a specified long-term annual rate. The Company may project near-term appreciation at a different rate in order to maintain the long-term rate assumption.

Liabilities for future policy benefits
Liabilities for variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue.

Reinsurance
Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for original policies issued and with the terms of the reinsurance contracts.

The maximum amount of life insurance risk retained by the Company is $750 on any policy insuring a single life. Risk not retained is reinsured with other life insurance companies on a yearly renewable term basis. The Company retains all accidental death benefit and waiver of premium risk.

Federal income taxes
The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Separate account business
The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity contract owners. The Company receives mortality and expense risk fees from the variable annuity separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Accounting developments
In July 2000, the Financial Accounting Standards Board's (FASB) Emerging Issues Task Force issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company adopted the consensus as of January 1, 2001. Issue 99-20 prescribes new procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affects certain structured securities. Although there was no significant impact resulting from the adoption of Issue 99-20, the Company holds structured securities that are accounted for under Issue 99-20.

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended (SFAS No. 133), which requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative are recorded in earnings or directly to equity, depending on the instrument's designated use. The adoption of SFAS No. 133 on January 1, 2001, resulted in a cumulative after-tax reduction to other comprehensive income of $34,726. This reduction in other comprehensive income is due to cash flow hedges that existed previous to adopting SFAS No. 133, that no longer qualify or are not designated for hedge accounting treatment under SFAS No. 133. The cumulative impact to earnings was not significant. See Note 8 for further discussion of the Company's derivatives and hedging activities.

SFAS No. 133 also provided a one-time opportunity to reclassify held-to-maturity security investments to available-for-sale without tainting the remaining securities in the held-to-maturity portfolio. The Company elected to take the opportunity to reclass all its held-to-maturity investments to available-for-sale.

The Company adopted SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which superseded SFAS No.
125. The Statement was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement was effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The impact on the Company's financial position or results of operations of adopting the Statement was not significant.

2. INVESTMENTS
Securities
Pursuant to the adoption of SFAS No. 133 the Company reclassified all held-to-maturity securities with a carrying value of $934,091 and net unrealized losses of $7,060 to available-for-sale as of January 1, 2001.

The following is a summary of securities available-for-sale at December 31,
2001:
                                                                                          Gross         Gross
                                                                        Amortized      unrealized    unrealized       Fair
                                                                          cost            gains        losses         value
Fixed maturity securities:
   U.S. Government agency obligations                                 $    3,444       $   130        $    45    $    3,529
   State and municipal obligations                                         2,250            18             --         2,268
   Corporate bonds and obligations                                     1,806,644        43,487         34,140     1,815,991
   Mortgage-backed securities                                          1,470,555        18,528          8,118     1,480,965
                                                                       ---------        ------          -----     ---------
Total fixed maturity securities                                       $3,282,893       $62,163        $42,303    $3,302,753
                                                                      ==========       =======        =======    ==========
Common stocks                                                         $      172       $   172        $    --    $      344
                                                                      ==========       =======        =======    ==========

The amortized cost and fair value of fixed maturity securities at December 31, 2001 by contractual maturity are as follows:

                                                          Amortized        Fair
                                                            cost           value
Due within one year                                     $  126,891   $   129,298
Due from one to five years                                 627,515       651,371
Due from five to ten years                                 822,833       822,586
Due in more than ten years                                 235,099       218,533
Mortgage-backed securities                               1,470,555     1,480,965
                                                         ---------     ---------
   Total                                                $3,282,893    $3,302,753
                                                        ==========    ==========

The timing of actual receipts may differ from contractual maturities because issuers may call or prepay obligations.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

The following is a summary of held-to-maturity and available-for-sale securities at December 31, 2000:

                                                                                        Gross           Gross
                                                                        Amortized     unrealized     unrealized       Fair
Held-to-maturity                                                           cost          gains         losses         value
Fixed maturities:
   U.S. Government agency obligations                                   $  6,949       $    26        $    55      $  6,920
   State and municipal obligations                                         2,101             1             --         2,102
   Corporate bonds and obligations                                       773,630         9,876         17,470       766,036
   Mortgage-backed securities                                            151,411           801            239       151,973
                                                                         -------           ---            ---       -------
Total fixed maturity securities                                         $934,091       $10,704        $17,764      $927,031
                                                                        ========       =======        =======      ========

                                                                                        Gross           Gross
                                                                       Amortized      unrealized     unrealized       Fair
Available-for-sale                                                        cost           gains         losses         value
Fixed maturities:
   U.S. Government agency obligations                                 $    5,154       $   284       $     --    $    5,438
   State and municipal obligations                                         2,250             5             --         2,255
   Corporate bonds and obligations                                     1,319,781        19,103        123,865     1,215,019
   Mortgage-backed securities                                            836,721        10,780          1,726       845,775
                                                                         -------        ------          -----       -------
Total fixed maturity securities                                       $2,163,906       $30,172       $125,591    $2,068,487
                                                                      ==========       =======       ========    ==========
Common stocks                                                         $      996       $    --       $    116    $      880
                                                                      ==========       =======       ========    ==========

At December 31, 2001, bonds carried at $3,444 were on deposit with various states as required by law.

At December 31, 2001, fixed maturity securities comprised approximately 83 percent of the Company's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $311 million of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. A summary of fixed maturity securities, at amortized cost, by rating on December 31, is as follows:

Rating                                                     2001           2000
Aaa/AAA                                                $1,597,815   $   998,333
Aaa/AA                                                         --         1,000
Aa/AA                                                      46,747        34,535
Aa/A                                                       58,419        59,569
A/A                                                       401,604       367,643
A/BBB                                                     145,261       121,028
Baa/BBB                                                   890,603       989,301
Baa/BB                                                     40,316        67,156
Below investment grade                                    102,128       459,432
                                                          -------       -------
Total                                                  $3,282,893    $3,097,997
                                                       ==========    ==========

At December 31, 2001, approximately 93 percent of the securities rated Aaa/AAA were GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than ten percent of stockholder's equity.

During the years ended December 31, 2000 and 1999, fixed maturities classified as held-to-maturity were sold with amortized cost of $5,128 and $8,466, respectively. Net gains and losses on these sales were not significant. The sales of these fixed maturities were due to significant deterioration in the issuers' creditworthiness.

Available-for-sale securities were sold during 2001 with proceeds of $803,034 and gross realized gains and losses of $18,575 and $105,929 respectively. Available-for-sale securities were sold during 2000 with proceeds of $176,296 and gross realized gains and losses of $3,488 and $1,516, respectively. Available-for-sale securities were sold during 1999 with proceeds of $469,126 and gross realized gains and losses of $10,374 and $4,147 respectively.

The net unrealized gain (loss) on available-for-sale securities as of December 31, 2001 and 2000, was $20,032 and ($95,535), respectively, with the $115,567 change, net of taxes, reflected as a separate component in accumulated other comprehensive income for the year ended December 31, 2001. For the year ended December 31, 2000 the change in net unrealized losses on available-for-sale securities was a decrease of $11,777. For the year ended December 31, 1999 the change in net unrealized gain on available-for-sale securities was a decrease of $175,458.

During 2001, the Company recorded pretax losses of $90,151 to recognize the impact of higher default rate assumptions on certain structured investments; to write down lower rated securities (most of which were sold during 2001) in connection with the Company's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; to write down certain other investments; and, to adopt EITF Issue 99-20, as previously discussed. Within the Consolidated Statements of Income, approximately $83,663 of these losses are included in Net realized (losses) gains on investments and approximately $6,488 are included in Net investment income.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

During 2001, the Company placed a majority of its rated Collateralized Debt Obligation (CDO) (obligations that are backed primarily by high-yield bonds) securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $53,615, into a securitization trust. In return, the company received $7,108 in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $46,507. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows.

There was no cash flow related to this transaction other than the receipt of the initial $7,108. Cash flows on the assets sold to investors and retained interests are not scheduled to begin until March 31, 2002 in accordance with governing documents.

Fair values of security investments represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates, estimated future cash flows and market data from independent brokers.

Mortgages loans on real estate
At December 31, 2001, approximately 17 percent of the Company's invested assets were mortgage loans on real estate. Concentration of credit risk by region of the United States and by type of real estate are as follows:

                                                                            December 31, 2001            December 31, 2000
                                                                        On balance       Funding     On balance       Funding
Region                                                                     sheet       commitments      sheet       commitments
South Atlantic                                                          $161,912        $1,940       $172,349          $--
Middle Atlantic                                                           93,771            --        106,376           --
East North Central                                                       114,292            --        122,354           --
Mountain                                                                  81,520            27        100,208           --
West North Central                                                       106,432            --        110,669           --
New England                                                               34,896            --         39,877           --
Pacific                                                                   31,836            --         38,559           --
West South Central                                                        27,421            --         30,172           --
East South Central                                                         6,361            --          6,749           --
                                                                         -------         -----        -------         ----
                                                                         658,441         1,967        727,313           --
Less reserves for losses                                                   4,232            --          3,304           --
                                                                         -------         -----        -------         ----
Total                                                                   $654,209        $1,967       $724,009          $--
                                                                        ========        ======       ========         ====

                                                                            December 31, 2001            December 31, 2000
                                                                        On balance       Funding     On balance       Funding
Property type                                                              sheet       commitments      sheet       commitments
Department/retail stores                                                $179,890        $   --       $214,927          $--
Apartments                                                               143,430         1,940        152,906           --
Office buildings                                                         185,925            --        191,767           --
Industrial buildings                                                      72,745            --         80,330           --
Hotels/Motels                                                             37,569            --         41,977           --
Medical buildings                                                         28,360            --         29,173           --
Nursing/retirement homes                                                   2,787            --          6,471           --
Mixed use                                                                  7,735            27          9,762           --
                                                                         -------         -----        -------         ----
                                                                         658,441         1,967        727,313           --
Less reserves for losses                                                   4,232            --          3,304           --
                                                                         -------         -----        -------         ----
Total                                                                   $654,209        $1,967       $724,009          $--
                                                                        ========        ======       ========         ====

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to fund mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2001, 2000 and 1999, the Company's recorded investment in impaired loans was $3,632, $9,014 and $5,200, respectively, with reserves of $835, $500 and $1,250, respectively. During 2001, 2000 and 1999, the average recorded investment in impaired loans was $6,394, $4,684 and $5,399, respectively.

The Company recognized $271, $221 and $136 of interest income related to impaired loans for the years ended December 31, 2001, 2000 and 1999, respectively.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

The following table presents changes in the reserve for mortgage loan losses:

                                                                                          2001          2000           1999
Balance, January 1                                                                      $3,304        $ 6,650       $ 8,500
Provision (reduction) for mortgage loan losses                                             928         (3,346)       (1,850)
                                                                                           ---         ------        ------
Balance, December 31                                                                    $4,232        $ 3,304       $ 6,650
                                                                                        ======        =======       =======

Sources of investment income and realized (losses) gains on investments Net investment income for the years ended December 31 is summarized as follows:

                                                                                         2001           2000          1999
Interest on fixed maturities                                                          $211,920       $237,201      $265,199
Interest on mortgage loans                                                              54,723         59,686        63,721
Interest on cash equivalents                                                                43          1,136           534
Other                                                                                    6,455          5,693        (1,755)
                                                                                         -----          -----        ------
                                                                                       273,141        303,716       327,699
Less investment expenses                                                                 1,423          3,957         4,953
                                                                                         -----          -----         -----
Total                                                                                 $271,718       $299,759      $322,746
                                                                                      ========       ========      ========

Net realized (losses) gains on investments for the years ended December 31 is summarized as follows:

                                                                                         2001            2000          1999
Available-for-sale securities                                                         $(85,147)       $(2,877)       $4,715
Mortgage loans on real estate                                                           (4,773)         3,346         1,850
                                                                                        ------          -----         -----
Total                                                                                 $(89,920)       $   469        $6,565
                                                                                      ========        =======        ======

3. INCOME TAXES
The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax (benefit) expense for the years ended December 31 consists of the following:

                                                                                         2001           2000           1999
Federal income taxes:
   Current                                                                            $ 11,803        $ 6,170       $15,531
   Deferred                                                                            (34,562)         7,029           711
                                                                                       -------          -----           ---
                                                                                       (22,759)        13,199        16,242
State income taxes-current                                                                 551            888           433
                                                                                           ---            ---           ---
Income tax expense                                                                    $(22,208)       $14,087       $16,675
                                                                                      ========        =======       =======

Income tax (benefit) expense differs from that computed by using the United States statutory rate of 35%. The principal causes of the difference in each year are shown below:

                                                     2001                         2000                         1999
                                             Provision    Rate             Provision   Rate            Provision    Rate
Federal income taxes based on
   the statutory rate                       $(22,378)     (35.0%)         $13,458        35.0%          $17,731       35.0%
Tax-excluded interest and dividend income         (3)        --                (4)         --               (14)        --
State taxes, net of federal benefit              358        0.6               578         1.5               281        0.5
Other, net                                      (185)      (0.3)               55         0.1            (1,323)      (2.6)
                                                ----       ----                --         ---            ------       ----
Total income taxes                          $(22,208)     (34.7%)         $14,087        36.6%          $16,675       32.9%
                                            ========      =====           =======        ====           =======       ====

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

Deferred income tax assets:                                                                             2001           2000
Policy reserves                                                                                       $46,263       $40,242
Unrealized losses on investments                                                                       47,560        31,441
Other                                                                                                   4,009         6,208
                                                                                                        -----         -----
Total deferred income tax assets                                                                       97,832        77,891
                                                                                                       ------        ------
Deferred income tax liabilities:
Deferred policy acquisition costs                                                                      58,688        51,541
Investments                                                                                             7,012            --
                                                                                                       ------        ------
Total deferred income tax liabilities                                                                  65,700        51,541
                                                                                                       ------        ------
Net deferred income tax assets                                                                        $32,132       $26,350
                                                                                                      =======       =======

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

4. STOCKHOLDER'S EQUITY
Retained earnings available for distribution as dividends to IDS Life are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. The Company had a statutory unassigned deficit of $41,371 as of December 31, 2001 and a statutory unassigned surplus of $31,508 as of December 31, 2000. Any dividend distributions in 2002 would require approval by the Insurance Department of the State of Indiana.

Statutory net (loss) income for the years ended December 31 and statutory capital and surplus as of December 31 are summarized as follows:

                                                                                        2001            2000          1999
Statutory net (loss) income                                                           $(81,461)      $(11,928)     $ 15,241
Statutory capital and surplus                                                          303,501        315,930       343,094
                                                                                       -------        -------       -------

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The state of Indiana has adopted the provisions of the revised manual without modification. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of implementing these changes was a decrease of $44,786 to the Company's statutory-basis capital and surplus as of January 1, 2001.

5. RELATED PARTY TRANSACTIONS
The Company has purchased interest rate floors from IDS Life and entered into an interest rate swap with IDS Life to manage its exposure to interest rate risk. The interest rate floors had a carrying amount of $7,020 and $6,489 at December 31, 2001 and 2000, respectively. The interest rate swaps had a carrying amount of $28,868 and $nil at December 31, 2001 and 2000, respectively. See Notes 8 and 9 for additional disclosure.

The Company has no employees. Charges by IDS Life for the use of joint facilities, marketing services and other services aggregated $34,681, $45,191 and $38,931 for the years ended December 31, 2001, 2000 and 1999, respectively. Certain of these costs are included in deferred policy acquisition costs. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Included in other liabilities at December 31, 2001 and 2000 are $28,919 and $9,944, respectively, payable to and receivable from IDS Life for federal income taxes.

6. LINES OF CREDIT
The Company has an available line of credit with AEFC aggregating $50,000. The rate for the line of credit is established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under this agreement at December 31, 2001 or 2000.

7. COMMITMENTS AND CONTINGENCIES
In January 2000, AEFC reached an agreement in principle to settle three class-action lawsuits related to the sales of insurance and annuity products anticipated to provide for approximately $215 million of benefits. The Company had been named as a co-defendant in one of these lawsuits. In September 2000, both state and federal courts gave preliminary approval to the proposed settlement and AEFC mailed notices to all of the over two million class members. In May 2001, the courts entered orders approving the settlement. The orders became final in August 2001 and in October 2001 the settlement was implemented. The anticipated costs of settlement remain unchanged from prior years.

The settlement as approved provides for release by class members of all insurance and annuity market conduct claims dating back to 1985. Some class members opted out of the settlement and therefore did not release their claims against AEFC or the Company. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC or the Company. Most of their claims have been settled.

At December 31, 2001, the Company had no commitments to purchase investments other than to fund mortgage loans (see Note 2).

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

8. DERIVATIVE FINANCIAL INSTRUMENTS
The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate and equity market volatility. The Company does not enter into derivative instruments for speculative purposes. As prescribed per SFAS No. 133, derivative instruments that are designated and qualify as hedging instruments are classified as a cash flow hedge, fair value hedge, or a hedge of a net investment in a foreign operation, based upon the exposure being hedged.

The Company currently has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS No. 133. For the year ended December 31, 2001, the net effect on earnings of accounting for the net changes in fair value of the following undesignated derivatives under SFAS No. 133 compared with prior rules was not significant.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions.

Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

Interest rate caps, swaps and floors are used principally to manage the Company's interest rate risk. These instruments are primarily used to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders. The values of derivative financial instruments are based on market values, dealer quotes or pricing models. The fair value of the interest rate caps and floors are included in Other assets. The fair value of the interest rate swaps is included in Other liabilities. Changes in value of the derivatives are included in Other operating expenses. The derivatives expire at various dates between 2002 and 2006.

9. FAIR VALUES OF FINANCIAL INSTRUMENTS
The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair value of life insurance obligations, receivables and all non-financial instruments, such as deferred acquisition costs are excluded. Off-balance sheet intangible assets are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                                  2001                         2000
                                                                       Carrying         Fair         Carrying        Fair
Financial Assets                                                         value          value          value         value
Fixed maturities:
   Held-to-maturity securities                                        $       --    $       --     $  934,091    $  927,031
   Available-for-sale securities                                       3,302,753     3,302,753      2,068,487     2,068,487
Common stocks                                                                344           344            880           880
Mortgage loans on real estate                                            654,209       684,566        724,009       740,992
Derivative financial assets                                                7,354         7,354          8,526        13,599
Cash and cash equivalents                                                260,214       260,214         34,852        34,852
Separate account assets                                                  708,240       708,240        589,310       589,310
                                                                         -------       -------        -------       -------
Financial Liabilities
Future policy benefits for fixed annuities                            $3,745,846    $3,668,111     $3,567,085    $3,480,270
Derivative financial liabilities                                          28,868        28,868             --        51,369
Separate account liabilities                                             708,240       685,607        589,310       567,989
                                                                         -------       -------        -------       -------

At December 31, 2001 and 2000, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $19,833 and $17,699, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2001 and 2000. The fair values of deferred annuities is estimated as the carrying amount less applicable surrender charges. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2001 and 2000.

At December 31, 2001 and 2000, the fair value of liabilities related to separate accounts is estimated as the carrying amount less applicable surrender charges and less variable insurance contracts carried at $281 and $nil, respectively.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


      Performance Information                                  p.  3

      Calculating Annuity Payouts                              p. 13

      Rating Agencies                                          p. 14

      Principal Underwriter                                    p. 14

      Independent Auditors                                     p. 14

      Financial Statements

[AMERICAN EXPRESS(R) LOGO]

AMERICAN ENTERPRISE
LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474
(800) 333-3437


                                                                  44179 F (5/02)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

               AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


                                   MAY 1, 2002


American Enterprise Variable Annuity Account is a separate account established and maintained by American Enterprise Life Insurance Company (American Enterprise Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI which you can obtain from your sales representative or by writing or calling us at the address or telephone number below. The prospectus is incorporated into this SAI by reference.

American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN 55474
(800) 333-3437

AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY
 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

TABLE OF CONTENTS


Performance Information                                                                p.  3
Calculating Annuity Payouts                                                            p. 16
Rating Agencies                                                                        p. 17
Principal Underwriter                                                                  p. 17
Independent Auditors                                                                   p. 17
Financial Statements

PERFORMANCE INFORMATION

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN
We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                         P(1+T)TO THE POWER OF n = ERV

where:         P = a hypothetical initial payment of $1,000
               T = average annual total return
               n = number of years
             ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)


We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. We also show performance from the commencement date of the funds as if the subaccount invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.



AVERAGE ANNUAL TOTAL RETURN(a) WITH WITHDRAWAL AND SELECTION OF DEATH BENEFIT OPTION B AND THE BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER FOR PERIODS ENDING DEC. 31, 2001



                                                                       PERFORMANCE OF                    PERFORMANCE
                                                                       THE SUBACCOUNT                    OF THE FUND
                                                                                SINCE                                       SINCE
SUBACCOUNT INVESTING IN:                                            1 YEAR   COMMENCEMENT   1 YEAR    5 YEARS  10 YEARS COMMENCEMENT
           AXP(R) VARIABLE PORTFOLIO-
PCMG1       Cash Management Fund (11/99; 10/81)(b)                   (5.34%)      (0.03%)    (5.34%)    2.29%    2.76%        4.64%

PDEI1       Diversified Equity Income Fund (11/99; 9/99)             (6.81)       (2.81)     (6.81)       --       --        (1.92)

PEMK1       Emerging Markets Fund (10/00; 5/00)                     (10.05)      (13.48)    (10.05)       --       --       (22.57)

PEXI1       Extra Income Fund (11/99; 5/96)                          (4.23)       (5.62)     (4.23)    (0.77)      --         0.28

PMGD1       Managed Fund (11/99; 4/86)                              (18.38)       (7.48)    (18.38)     4.18     7.02         8.39

PNDM1       NEW DIMENSIONS FUND(R) (11/99; 5/96)                    (23.93)      (10.92)    (23.93)     7.30       --         8.48

PSPF1       S&P 500 Index Fund (10/00; 5/00)                        (20.08)      (21.25)    (20.08)       --       --       (18.41)

PSCA1       Small Cap Advantage Fund (11/99; 9/99)                  (14.69)       (2.06)    (14.69)       --       --        (0.27)

           AIM V.I.
PCAP1       Capital Appreciation Fund, Series I (11/99; 5/93)       (29.91)      (12.41)    (29.91)     3.39       --         9.91

PVAL1       Premier Equity Fund, Series I (11/99; 5/93)             (20.21)      (12.94)    (20.21)     7.13       --        11.55
            (previously AIM V.I. Value Fund, Series I)

           FIDELITY VIP
PBAL1       Balanced Portfolio (Service Class) (11/99; 1/95)(c)     (10.32)       (6.42)    (10.32)     4.47       --         6.46

PGRI1       Growth & Income Portfolio (Service Class)
              (11/99; 12/96)(c)                                     (16.79)       (9.02)    (16.79)     6.97       --         6.97

PMDC1       Mid Cap Portfolio (Service Class) (11/99; 12/98)(c)     (11.81)       17.87     (11.81)       --       --        22.18

           FTVIPT
PSMC1       Franklin Small Cap Fund - Class 2
              (11/99; 11/95)(d)                                     (22.61)       (5.94)    (22.61)     9.07       --        12.30

PMSS1       Mutual Shares Securities Fund - Class 2
              (11/99; 11/96)(d)                                      (2.36)        6.34      (2.36)     7.61       --         8.22

PINT1       Templeton Foreign Securities Fund - Class 2
              (11/99; 5/92)(e)(f)                                   (23.29)       (8.97)    (23.29)     1.98       --         7.84
            (previously FTVIPT Templeton International
              Securities Fund - Class 2)

                                        3

                                                                       PERFORMANCE OF                    PERFORMANCE
                                                                       THE SUBACCOUNT                    OF THE FUND
                                                                                SINCE                                      SINCE
SUBACCOUNT INVESTING IN:                                            1 YEAR   COMMENCEMENT   1 YEAR    5 YEARS  10 YEARS COMMENCEMENT
           GALAXY VIP
PGAA1       Asset Allocation Fund (10/00; 2/93)                     (15.52%)     (16.56%)   (15.52%)    4.61%      --         7.30%

PCHY1       Columbia High Yield Fund II (10/00; 3/98)                (3.24)       (1.20)     (3.24)       --       --         1.96

PEQU1       Equity Fund (10/00; 1/93)                               (25.13)      (25.12)    (25.13)     7.49       --         9.77

PGGI1       Growth and Income Fund (10/00; 3/98)                    (12.33)       (7.76)    (12.33)       --       --         0.03

PHQB1       High Quality Bond Fund (10/00; 1/93)                     (1.95)        1.07      (1.95)     4.53       --         4.75

PSCG1       Small Company Growth Fund (10/00; 4/98)                  (8.68)      (11.83)     (8.68)       --       --         5.39

           JANUS ASPEN SERIES
PJAG1       Aggressive Growth Portfolio: Service Shares
              (10/00; 9/93)(g),(h)                                  (44.72)      (52.67)    (44.72)     4.21       --        10.40

PJGT1       Global Technology Portfolio: Service Shares
              (10/00; 1/00)(h)                                      (42.66)      (52.46)    (42.66)       --       --       (39.65)

PJGP1       Growth Portfolio: Service Shares (10/00; 9/93)(g),(h)   (31.38)      (35.85)    (31.38)     5.38       --         9.18

           MFS(R)
PSGI1       Investors Trust Series - Service Class
              (10/00; 10/95)(i)                                     (23.38)      (20.78)    (23.38)     4.62       --         8.63

PSND1       New Discovery Series - Service Class (5/00; 5/98)(i)    (13.53)       (8.48)    (13.53)       --       --        11.43

PSTR1       Total Return Series - Service Class (5/00; 1/95)(i)      (8.73)        0.94      (8.73)     7.69       --        11.13

PSUT1       Utilities Series - Service Class (10/00; 1/95)(i)       (30.96)      (26.94)    (30.96)     7.95       --        12.72

           PUTNAM VARIABLE TRUST
PGIN1       Putnam VT Growth and Income Fund - Class IB Shares
              (11/99; 2/88)(j)                                      (14.56)       (5.16)    (14.56)     5.36     9.98        10.98

PIGR1       Putnam VT International Growth Fund - Class IB Shares
              (11/99; 1/97)(j)                                      (27.48)       (9.42)    (27.48)       --       --         7.03

PVIS1       Putnam VT Vista Fund - Class IB Shares (11/99; 1/97)(j) (39.19)      (13.69)    (39.19)       --       --         4.90



(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.10% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.40% annual Benefit Protector(SM) Plus Death Benefit Rider fee and applicable withdrawal charges. Premium taxes are not reflected in these total returns.

(b) (Commencement date of the subaccount; Commencement date of the fund).
(c) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.

(d) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning on Jan. 6, 1999, Class 2's results reflect an additional 12b-1 fee expense which also affects all future performance.
(e) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 Fund performance reflects an additional 12b-1 fee expense which also affects future performance.
(f) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into this fund as of April 30, 2002.
(g) The returns shown for Service Shares for periods prior to their inception (Dec. 31, 1999) are derived from the historical performance of the Institutional Shares, adjusted to reflect the higher operating expenses of Service Shares.
(h) In recent years returns have sustained significant gains and losses due to market volatility in the technology sector.
(i) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares bee offered for the entire period.
(j) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option), adjusted to reflect the fees paid by Class IB shares including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

AVERAGE ANNUAL TOTAL RETURN(a) WITHOUT WITHDRAWAL AND SELECTION OF DEATH BENEFIT OPTION B AND THE BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER FOR PERIODS ENDING DEC. 31, 2001



                                                                      PERFORMANCE OF                    PERFORMANCE
                                                                      THE SUBACCOUNT                    OF THE FUND
                                                                                 SINCE                                      SINCE
SUBACCOUNT INVESTING IN:                                            1 YEAR    COMMENCEMENT  1 YEAR    5 YEARS  10 YEARS COMMENCEMENT


           AXP(R) VARIABLE PORTFOLIO-
PCMG1       Cash Management Fund (11/99; 10/81)(b)                    2.02%        3.10%      2.02%     3.19%    2.76%     4.64%

PDEI1       Diversified Equity Income Fund (11/99; 9/99)              0.43         0.19       0.43        --       --      0.93

PEMK1       Emerging Markets Fund (10/00; 5/00)                      (3.09)       (7.78)     (3.09)       --       --    (19.03)

PEXI1       Extra Income Fund (11/99; 5/96)                           3.22        (2.72)      3.22      0.15       --      0.92

PMGD1       Managed Fund (11/99; 4/86)                              (12.15)       (4.63)    (12.15)     5.01     7.02      8.39

PNDM1       NEW DIMENSIONS FUND(R)(11/99; 5/96)                     (18.19)       (8.17)    (18.19)     8.04       --      8.95

PSPF1       S&P 500 Index Fund (10/00; 5/00)                        (14.00)      (16.09)    (14.00)       --       --    (14.72)

PSCA1       Small Cap Advantage Fund (11/99; 9/99)                   (8.14)        0.97      (8.14)       --       --      2.64

           AIM V.I.
PCAP1       Capital Appreciation Fund, Series I (11/99; 5/93)       (24.68)       (9.71)    (24.68)     4.25       --      9.91

PVAL1       Premier Equity Fund, Series I (11/99; 5/93)             (14.14)      (10.25)    (14.14)     7.87       --     11.55
            (previously AIM V.I. Value Fund, Series I)

           FIDELITY VIP
PBAL1       Balanced Portfolio (Service Class) (11/99; 1/95)(c)      (3.39)       (3.54)     (3.39)     5.30       --      6.65

PGRI1       Growth & Income Portfolio (Service Class)
              (11/99; 12/96)(c)                                     (10.43)       (6.22)    (10.43)     7.72       --      7.72

PMDC1       Mid Cap Portfolio (Service Class) (11/99; 12/98)(c)      (5.01)       20.54      (5.01)       --       --     23.50

           FTVIPT
PSMC1       Franklin Small Cap Fund - Class 2 (11/99; 11/95)(d)     (16.75)       (3.03)    (16.75)     9.77       --     12.47

PMSS1       Mutual Shares Securities Fund - Class 2
              (11/99; 11/96)(e)                                       5.27         9.34       5.27      8.35       --      8.77

PINT1       Templeton Foreign Securities Fund - Class 2
              (11/99; 5/92)(e),(f)                                  (17.49)       (6.17)    (17.49)      2.89      --      7.84
            (previously FTVIPT Templeton International
              Securities Fund - Class 2)

           GALAXY VIP
PGAA1       Asset Allocation Fund (10/00; 2/93)                      (9.05)      (11.13)     (9.05)     5.43       --      7.30

PCHY1       Columbia High Yield Fund II (10/00; 3/98)                 4.31         5.21       4.31        --       --      3.41

PEQU1       Equity Fund (10/00; 1/93)                               (19.49)      (20.22)    (19.49)     8.23       --      9.77

PGGI1       Growth and Income Fund (10/00; 3/98)                     (5.58)       (1.72)     (5.58)       --       --      1.49

PHQB1       High Quality Bond Fund (10/00; 1/93)                      5.70         7.60       5.70      5.35       --      4.75

PSCG1       Small Company Growth Fund (10/00; 4/98)                  (1.61)       (6.03)     (1.61)       --       --      6.77

           JANUS ASPEN SERIES
PJAG1       Aggressive Growth Portfolio: Service Shares
              (10/00; 9/93)(g),(h)                                  (40.79)      (49.58)    (40.79)     5.04       --     10.40

PJGT1       Global Technology Portfolio: Service Shares
              (10/00; 1/00)(h)                                      (38.54)      (49.34)    (38.54)       --       --    (37.52)

PJGP1       Growth Portfolio: Service Shares
              (10/00; 9/93)(g),(h)                                  (26.28)      (31.65)    (26.28)     6.18       --      9.18

           MFS(R)
PSGI1       Investors Trust Series - Service Class
              (10/00; 10/95)(i)                                     (17.59)      (15.61)    (17.59)     5.44       --      8.84

PSND1       New Discovery Series - Service Class (5/00; 5/98)(i)     (6.88)       (4.09)     (6.88)       --       --     12.63

PSTR1       Total Return Series - Service Class (5/00; 1/95)(i)      (1.67)        5.79      (1.67)     8.42       --     11.28

PSUT1       Utilities Series - Service Class (10/00; 1/95)(i)       (25.83)      (22.20)    (25.83)     8.67       --     12.86

           PUTNAM VARIABLE TRUST
PGIN1       Putnam VT Growth and Income Fund - Class IB Shares
              (11/99; 2/88)(j)                                       (8.00)       (2.23)     (8.00)     6.16     9.98     10.98

PIGR1       Putnam VT International Growth Fund - Class IB Shares
              (11/99; 1/97)(j)                                      (22.05)       (6.63)    (22.05)       --       --      7.78

PVIS1       Putnam VT Vista Fund - Class IB Shares (11/99; 1/97)(j) (34.78)      (11.02)    (34.78)       --       --      5.72


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.10% mortality and expense risk fee, a 0.15% variable account administrative charge, and a 0.40% annual Benefit Protector(SM) Plus Death Benefit Rider fee. Premium taxes are not reflected in these total returns.
(b) (Commencement date of the subaccount; Commencement date of the fund).
(c) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.

(d) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning on Jan. 6, 1999, Class 2's results reflect an additional 12b-1 fee expense which also affects all future performance.
(e) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 Fund performance reflects an additional 12b-1 fee expense which also affects future performance.
(f) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into this fund as of April 30, 2002.
(g) The returns shown for Service Shares for periods prior to their inception (Dec. 31, 1999) are derived from the historical performance of the Institutional Shares, adjusted to reflect the higher operating expenses of Service Shares.
(h) In recent years returns have sustained significant gains and losses due to market volatility in the technology sector.
(i) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares bee offered for the entire period.
(j) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option), adjusted to reflect the fees paid by Class IB shares including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.



AVERAGE ANNUAL TOTAL RETURN(a) WITH WITHDRAWAL AND SELECTION OF DEATH BENEFIT OPTION B FOR PERIODS ENDING DEC. 31, 2001



                                                                      PERFORMANCE OF                    PERFORMANCE
                                                                      THE SUBACCOUNT                    OF THE FUND
                                                                               SINCE                                       SINCE
SUBACCOUNT INVESTING IN:                                           1 YEAR   COMMENCEMENT    1 YEAR   5 YEARS   10 YEARS COMMENCEMENT
           AXP(R) VARIABLE PORTFOLIO-
PCMG1       Cash Management Fund (11/99; 10/81)(b)                  (4.98%)        0.40%    (4.98%)     2.71%     3.16%    5.04%

PDEI1       Diversified Equity Income Fund (11/99; 9/99)             (6.44)       (2.43)     (6.44)       --        --    (1.53)

PEMK1       Emerging Markets Fund (10/00; 5/00)                      (9.68)      (13.11)     (9.68)       --        --   (22.19)

PEXI1       Extra Income Fund (11/99; 5/96)                          (3.87)       (5.24)     (3.87)    (0.38)       --     0.67

PMGD1       Managed Fund (11/99; 4/86)                              (18.01)       (7.10)    (18.01)     4.59      7.42     8.79

PNDM1       NEW DIMENSIONS FUND(R) (11/99; 5/96)                    (23.56)      (10.54)    (23.56)     7.71        --     8.88

PSPF1       S&P 500 Index Fund (10/00; 5/00)                        (19.71)      (20.87)    (19.71)       --        --   (18.04)

PSCA1       Small Cap Advantage Fund (11/99; 9/99)                  (14.32)       (1.68)    (14.32)       --        --     0.11

           AIM V.I.
PCAP1       Capital Appreciation Fund, Series I (11/99; 5/93)       (29.54)      (12.03)    (29.54)     3.81        --    10.31

PVAL1       Premier Equity Fund, Series I (11/99; 5/93)             (19.84)      (12.56)    (19.84)     7.54        --    11.95
            (previously AIM V.I. Value Fund, Series I)

           FIDELITY VIP
PBAL1       Balanced Portfolio (Service Class) (11/99; 1/95)(c)      (9.95)       (6.05)     (9.95)     4.88        --     6.86

PGRI1       Growth & Income Portfolio (Service Class)
              (11/99; 12/96)(c)                                     (16.43)       (8.65)    (16.43)     7.38        --     7.38

PMDC1       Mid Cap Portfolio (Service Class) (11/99; 12/98)(c)     (11.44)       18.27     (11.44)       --        --    22.59

           FTVIPT
PSMC1       Franklin Small Cap Fund - Class 2 (11/99; 11/95)(d)     (22.24)       (5.56)    (22.24)     9.48        --    12.70

PMSS1       Mutual Shares Securities Fund - Class 2
              (11/99; 11/96)(e)                                      (1.99)        6.75      (1.99)     8.03        --     8.63

PINT1       Templeton Foreign Securities Fund - Class 2
              (11/99; 5/92)(e),(f)                                  (22.92)       (8.60)    (22.92)     2.39        --     8.24
            (previously FTVIPT Templeton International
              Securities Fund - Class 2)

           GALAXY VIP
PGAA1       Asset Allocation Fund (10/00; 2/93)                     (15.16)      (16.19)    (15.16)     5.02        --     7.70

PCHY1       Columbia High Yield Fund II (10/00; 3/98)                (2.87)       (0.83)     (2.87)       --        --     2.37

PEQU1       Equity Fund (10/00; 1/93)                               (24.76)      (24.75)    (24.76)     7.90        --    10.17

PGGI1       Growth and Income Fund (10/00; 3/98)                    (11.96)       (7.39)    (11.96)       --        --     0.42

PHQB1       High Quality Bond Fund (10/00; 1/93)                     (1.58)        1.44      (1.58)     4.94        --     5.15

PSCG1       Small Company Growth Fund (10/00; 4/98)                  (8.32)      (11.46)     (8.32)       --        --     5.81

           JANUS ASPEN SERIES
PJAG1       Aggressive Growth Portfolio: Service Shares
              (10/00; 9/93)(g),(h)                                  (44.36)      (52.30)    (44.36)     4.62        --    10.80

PJGT1       Global Technology Portfolio: Service Shares
              (10/00; 1/00)(h)                                      (42.29)      (52.08)    (42.29)       --        --   (39.27)

PJGP1       Growth Portfolio: Service Shares (10/00; 9/93)(g),(h)   (31.01)      (35.48)    (31.01)     5.79        --     9.58

                                        6

                                                                       PERFORMANCE OF                    PERFORMANCE
                                                                       THE SUBACCOUNT                    OF THE FUND
                                                                                  SINCE                                    SINCE
SUBACCOUNT INVESTING IN:                                           1 YEAR     COMMENCEMENT  1 YEAR    5 YEARS  10 YEARS COMMENCEMENT
           MFS(R)
PSGI1       Investors Trust Series - Service Class
              (10/00; 10/95)(i)                                     (23.02%)     (20.41%)   (23.02%)    5.03%       --     9.04%

PSND1       New Discovery Series - Service Class (5/00; 5/98)(i)    (13.16)       (8.10)    (13.16)       --        --    11.84

PSTR1       Total Return Series - Service Class (5/00; 1/95)(i)      (8.36)        1.32      (8.36)     8.10        --    11.53

PSUT1       Utilities Series - Service Class (10/00; 1/95)(i)       (30.60)      (26.57)    (30.60)     8.36        --    13.12

           PUTNAM VARIABLE TRUST
PGIN1       Putnam VT Growth and Income Fund - Class IB Shares
              (11/99; 2/88)(j)                                      (14.19)       (4.78)    (14.19)     5.77     10.38    11.38

PIGR1       Putnam VT International Growth Fund - Class IB Shares
              (11/99; 1/97)(j)                                      (27.11)       (9.04)    (27.11)       --        --     7.44

PVIS1       Putnam VT Vista Fund - Class IB Shares (11/99; 1/97)(j) (38.83)      (13.31)    (38.83)       --        --     5.31


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.10% mortality and expense risk fee, a 0.15% variable account administrative charge and applicable withdrawal charges. Premium taxes are not reflected in these total returns.
(b) (Commencement date of the subaccount; Commencement date of the fund).
(c) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.

(d) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning on Jan. 6, 1999, Class 2's results reflect an additional 12b-1 fee expense which also affects all future performance.
(e) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 Fund performance reflects an additional 12b-1 fee expense which also affects future performance.
(f) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into this fund as of April 30, 2002.
(g) The returns shown for Service Shares for periods prior to their inception (Dec. 31, 1999) are derived from the historical performance of the Institutional Shares, adjusted to reflect the higher operating expenses of Service Shares.
(h) In recent years returns have sustained significant gains and losses due to market volatility in the technology sector.
(i) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares bee offered for the entire period.
(j) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option), adjusted to reflect the fees paid by Class IB shares including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.


AVERAGE ANNUAL TOTAL RETURN(a) WITHOUT WITHDRAWAL AND SELECTION OF DEATH BENEFIT OPTION B FOR PERIODS ENDING DEC. 31, 2001


                                                                       PERFORMANCE OF                    PERFORMANCE
                                                                       THE SUBACCOUNT                    OF THE FUND
                                                                               SINCE                                       SINCE
SUBACCOUNT INVESTING IN:                                          1 YEAR    COMMENCEMENT    1 YEAR    5 YEARS  10 YEARS COMMENCEMENT
           AXP(R) VARIABLE PORTFOLIO-
PCMG1       Cash Management Fund (11/99; 10/81)(b)                    2.42%        3.50%      2.42%     3.59%     3.16%       5.04%

PDEI1       Diversified Equity Income Fund (11/99; 9/99)              0.83         0.59       0.83        --        --        1.33

PEMK1       Emerging Markets Fund (10/00; 5/00)                      (2.69)       (7.38)     (2.69)       --        --      (18.63)

PEXI1       Extra Income Fund (11/99; 5/96)                           3.62        (2.32)      3.62      0.55        --        1.32

PMGD1       Managed Fund  (11/99; 4/86)                             (11.75)       (4.23)    (11.75)     5.41      7.42        8.79

PNDM1       NEW DIMENSIONS FUND(R) (11/99; 5/96)                    (17.79)       (7.77)    (17.79)     8.44        --        9.35

PSPF1       S&P 500 Index Fund (10/00; 5/00)                        (13.60)      (15.69)    (13.60)       --        --      (14.32)

PSCA1       Small Cap Advantage Fund (11/99; 9/99)                   (7.74)        1.37      (7.74)       --        --        3.04

           AIM V.I.
PCAP1       Capital Appreciation Fund, Series I (11/99; 5/93)       (24.28)       (9.31)    (24.28)     4.65        --       10.31

PVAL1       Premier Equity Fund, Series I  (11/99; 5/93)            (13.74)       (9.85)    (13.74)     8.27        --       11.95
            (previously AIM V.I. Value Fund, Series I)

                                        7

                                                                       PERFORMANCE OF                    PERFORMANCE
                                                                       THE SUBACCOUNT                    OF THE FUND
                                                                              SINCE                                       SINCE
SUBACCOUNT INVESTING IN:                                           1 YEAR  COMMENCEMENT    1 YEAR    5 YEARS  10 YEARS COMMENCEMENT
           FIDELITY VIP
PBAL1       Balanced Portfolio (Service Class) (11/99; 1/95)(c)     (2.99%)       (3.14%)    (2.99%)    5.70%       --        7.05%

PGRI1       Growth & Income Portfolio (Service Class)
              (11/99; 12/96)(c)                                     (10.03)       (5.82)    (10.03)     8.12        --        8.12

PMDC1       Mid Cap Portfolio (Service Class) (11/99; 12/98)(c)      (4.61)       20.94      (4.61)       --        --       23.90

           FTVIPT
PSMC1       Franklin Small Cap Fund - Class 2 (11/99; 11/95)(d)     (16.35)       (2.63)    (16.35)    10.17        --       12.87

PMSS1       Mutual Shares Securities Fund - Class 2
              (11/99; 11/96)(d)                                       5.67         9.74       5.67      8.75        --        9.17

PINT1       Templeton Foreign Securities Fund - Class 2
              (11/99; 5/92)(e),(f)                                  (17.09)       (5.77)    (17.09)     3.29        --        8.24
            (previously FTVIPT Templeton International
              Securities Fund - Class 2)

           GALAXY VIP
PGAA1       Asset Allocation Fund (10/00; 2/93)                      (8.65)      (10.73)     (8.65)     5.83        --        7.70

PCHY1       Columbia High Yield Fund II (10/00; 3/98)                 4.71         5.61       4.71        --        --        3.81

PEQU1       Equity Fund (10/00; 1/93)                               (19.09)      (19.82)    (19.09)     8.63        --       10.17

PGGI1       Growth and Income Fund (10/00; 3/98)                     (5.18)       (1.32)     (5.18)       --        --        1.89

PHQB1       High Quality Bond Fund (10/00; 1/93)                      6.10         8.00       6.10      5.75        --        5.15

PSCG1       Small Company Growth Fund (10/00; 4/98)                  (1.21)       (5.63)     (1.21)       --        --        7.17

           JANUS ASPEN SERIES
PJAG1       Aggressive Growth Portfolio: Service Shares
              (10/00; 9/93)(g),(h)                                  (40.39)      (49.18)    (40.39)     5.44        --       10.80

PJGT1       Global Technology Portfolio: Service Shares
              (10/00; 1/00)(h)                                      (38.14)      (48.94)    (38.14)       --        --      (37.12)

PJGP1       Growth Portfolio: Service Shares (10/00; 9/93)(g),(h)   (25.88)      (31.25)    (25.88)     6.58        --        9.58

           MFS(R)
PSGI1       Investors Trust Series - Service Class
              (10/00; 10/95)(i)                                     (17.19)      (15.21)    (17.19)     5.84        --        9.24

PSND1       New Discovery Series - Service Class (5/00; 5/98)(i)     (6.48)       (3.69)     (6.48)       --        --       13.03

PSTR1       Total Return Series - Service Class (5/00; 1/95)(i)      (1.27)        6.19      (1.27)     8.82        --       11.68

PSUT1       Utilities Series - Service Class (10/00; 1/95)(i)       (25.43)      (21.80)    (25.43)     9.07        --       13.26

           PUTNAM VARIABLE TRUST
PGIN1       Putnam VT Growth and Income Fund - Class IB Shares
              (11/99; 2/88)(j)                                       (7.60)       (1.83)     (7.60)     6.56     10.38       11.38

PIGR1       Putnam VT International Growth Fund - Class IB Shares
              (11/99; 1/97)(j)                                      (21.65)       (6.23)    (21.65)       --        --        8.18

PVIS1       Putnam VT Vista Fund - Class IB Shares (11/99; 1/97)(j) (34.38)      (10.62)    (34.38)       --        --        6.12


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.10% mortality and expense risk fee and a 0.15% variable account administrative charge. Premium taxes are not reflected in these total returns.
(b) (Commencement date of the subaccount; Commencement date of the fund).
(c) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.

(d) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning on Jan. 6, 1999, Class 2's results reflect an additional 12b-1 fee expense which also affects all future performance.
(e) Ogoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 Fund performance reflects an additional 12b-1 fee expense which also affects future performance.
(f) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into this fund as of April 30, 2002.
(g) The returns shown for Service Shares for periods prior to their inception (Dec. 31, 1999) are derived from the historical performance of the Institutional Shares, adjusted to reflect the higher operating expenses of Service Shares.
(h) In recent years returns have sustained significant gains and losses due to market volatility in the technology sector.
(i) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares bee offered for the entire period.
(j) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option), adjusted to reflect the fees paid by Class IB shares including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

AVERAGE ANNUAL TOTAL RETURN(a) WITH WITHDRAWAL AND SELECTION OF DEATH BENEFIT OPTION A AND THE BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER FOR PERIODS ENDING DEC. 31, 2001



                                                                       PERFORMANCE OF                    PERFORMANCE
                                                                       THE SUBACCOUNT                    OF THE FUND

                                                                              SINCE                                       SINCE
SUBACCOUNT INVESTING IN:                                          1 YEAR   COMMENCEMENT    1 YEAR    5 YEARS  10 YEARS COMMENCEMENT
           AXP(R) VARIABLE PORTFOLIO-
PCMG2       Cash Management Fund (11/99; 10/81)(b)                  (5.25%)        0.04%     (5.25%)    2.37%     2.85%       4.73%

PDEI2       Diversified Equity Income Fund (11/99; 9/99)            (6.71)        (2.93)     (6.71)       --        --       (1.82)

PEMK2       Emerging Markets Fund (10/00; 5/00)                     (9.95)       (13.39)     (9.95)       --        --      (22.46)

PEXI2       Extra Income Fund (11/99; 5/96)                         (4.15)        (5.44)     (4.15)    (0.66)       --        0.39

PMGD2       Managed Fund (11/99; 4/86)                             (18.29)        (7.76)    (18.29)     4.29      7.13        8.50

PNDM2       NEW DIMENSIONS FUND(R)(11/99; 5/96)                    (23.86)       (11.61)    (23.86)     7.41        --        8.59

PSPF2       S&P 500 Index Fund (10/00; 5/00)                       (20.00)       (21.17)    (20.00)       --        --      (18.38)

PSCA2       Small Cap Advantage Fund (11/99; 9/99)                 (14.60)        (1.70)    (14.60)       --        --       (0.18)

           AIM V.I.
PCAP2       Capital Appreciation Fund, Series I (11/99; 5/93)      (29.83)       (13.10)    (29.83)     3.50        --       10.02

PVAL2       Premier Equity Fund, Series I (11/99; 5/93)            (20.13)       (13.66)    (20.13)     7.24        --       11.66
            (previously AIM V.I. Value Fund, Series I)

           FIDELITY VIP
PBAL2       Balanced Portfolio (Service Class) (11/99; 1/95)(c)    (10.23)        (6.64)    (10.23)     4.58        --        6.57

PGRI2       Growth & Income Portfolio (Service Class)
              (11/99; 12/96)(c)                                    (16.71)        (9.35)    (16.71)     7.08        --        7.08

PMDC2       Mid Cap Portfolio (Service Class) (11/99; 12/98)(c)    (11.72)        17.30     (11.72)       --        --       22.32

           FTVIPT
PSMC2       Franklin Small Cap Fund - Class 2 (11/99; 11/95)(d)    (22.53)        (6.89)    (22.53)     9.19        --       12.41

PMSS2       Mutual Shares Securities Fund - Class 2
              (11/99; 11/96)(d)                                     (2.26)         6.57      (2.26)     7.72        --        8.33

PINT2       Templeton Foreign Securities Fund - Class 2
              (11/99; 5/92)(e),(f)                                 (23.21)        (9.42)    (23.21)     2.09        --        7.95
            (previously FTVIPT Templeton International
              Securities Fund - Class 2)

           GALAXY VIP
PGAA2       Asset Allocation Fund (10/00; 2/93)                    (15.44)       (16.48)    (15.44)     4.72        --        7.41

PCHY2       Columbia High Yield Fund II (10/00; 3/98)               (3.18)        (1.13)     (3.18)       --        --        2.06

PEQU2       Equity Fund (10/00; 1/93)                              (25.05)       (25.05)    (25.05)     7.61        --        9.88

PGGI2       Growth and Income Fund (10/00; 3/98)                   (12.24)        (7.67)    (12.24)       --        --        0.13

PHQB2       High Quality Bond Fund (10/00; 1/93)                    (1.85)         1.18      (1.85)     4.64        --        4.86

PSCG2       Small Company Growth Fund (10/00; 4/98)                 (8.59)       (11.74)     (8.59)       --        --        5.51

           JANUS ASPEN SERIES
PJAG2       Aggressive Growth Portfolio: Service Shares
              (10/00; 9/93)(g),(h)                                 (44.67)       (52.62)    (44.67)     4.32        --       10.51

PJGT2       Global Technology Portfolio: Service Shares
              (10/00; 1/00)(h)                                     (42.60)       (52.41)    (42.60)       --        --      (39.59)

PJGP2       Growth Portfolio: Service Shares (10/00; 9/93)(g),(h)  (31.31)       (35.79)    (31.31)     5.49        --        9.29

           MFS(R)
PSGI2       Investors Trust Series - Service Class
              (10/00; 10/95)(i)                                    (23.31)       (20.70)    (23.31)     4.72        --        8.75

PSND2       New Discovery Series - Service Class (10/00; 5/98)(i)  (13.44)       (16.97)    (13.44)       --        --       11.54

PSTR2       Total Return Series - Service Class (10/00; 1/95)(i)    (8.64)        (2.64)     (8.64)     7.80        --       11.24

PSUT2       Utilities Series - Service Class (10/00; 1/95)(i)      (30.89)       (26.86)    (30.89)     8.06        --       12.83

           PUTNAM VARIABLE TRUST
PGIN2       Putnam VT Growth and Income Fund - Class IB Shares
              (11/99; 2/88)(j)                                     (14.48)        (5.00)    (14.48)     5.47     10.09       11.09

PIGR2       Putnam VT International Growth Fund - Class IB Shares
              (11/99; 1/97)(j)                                     (27.41)       (10.66)    (27.41)       --        --        7.14

PVIS2       Putnam VT Vista Fund - Class IB Shares
              (11/99; 1/97)(j)                                     (39.13)       (14.62)    (39.13)       --        --        5.00


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.00% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.40% annual Benefit Protector(SM) Plus Death Benefit Rider fee and applicable withdrawal charges. Premium taxes are not reflected in these total returns.
(b) (Commencement date of the subaccount; Commencement date of the fund).
(c) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.

(d) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning on Jan. 6, 1999, Class 2's results reflect an additional 12b-1 fee expense which also affects all future performance.
(e) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 Fund performance reflects an additional 12b-1 fee expense which also affects future performance.
(f) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into this fund as of April 30, 2002.
(g) The returns shown for Service Shares for periods prior to their inception (Dec. 31, 1999) are derived from the historical performance of the Institutional Shares, adjusted to reflect the higher operating expenses of Service Shares.
(h) In recent years returns have sustained significant gains and losses due to market volatility in the technology sector.
(i) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares bee offered for the entire period.
(j) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option), adjusted to reflect the fees paid by Class IB shares including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.



AVERAGE ANNUAL TOTAL RETURN(a) WITHOUT WITHDRAWAL AND SELECTION OF DEATH BENEFIT OPTION A AND THE BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER FOR PERIODS ENDING DEC. 31, 2001



                                                                       PERFORMANCE OF                    PERFORMANCE
                                                                       THE SUBACCOUNT                    OF THE FUND
                                                                               SINCE                                       SINCE
SUBACCOUNT INVESTING IN:                                          1 YEAR    COMMENCEMENT    1 YEAR    5 YEARS  10 YEARS COMMENCEMENT
           AXP(R) VARIABLE PORTFOLIO-
PCMG2       Cash Management Fund (11/99; 10/81)(b)                   2.12%         3.13%      2.12%     3.26%    2.85%        4.73%

PDEI2       Diversified Equity Income Fund (11/99; 9/99)             0.53          0.07       0.53        --        --        1.02

PEMK2       Emerging Markets Fund (10/00; 5/00)                     (2.99)        (7.69)     (2.99)       --        --      (18.92)

PEXI2       Extra Income Fund (11/99; 5/96)                          3.31         (2.52)      3.31      0.26        --        1.04

PMGD2       Managed Fund (11/99; 4/86)                             (12.06)        (4.92)    (12.06)     5.12      7.13        8.50

PNDM2       NEW DIMENSIONS FUND(R) (11/99; 5/96)                   (18.11)        (8.88)    (18.11)     8.16        --        9.07

PSPF2       S&P 500 Index Fund (10/00; 5/00)                       (13.91)       (16.01)    (13.91)       --        --      (14.69)

PSCA2       Small Cap Advantage Fund (11/99; 9/99)                  (8.05)         1.35      (8.05)       --        --        2.73

           AIM V.I.
PCAP2       Capital Appreciation Fund, Series I (11/99; 5/93)      (24.60)       (10.41)    (24.60)     4.35        --       10.02

PVAL2       Premier Equity Fund, Series I (11/99; 5/93)            (14.05)       (11.00)    (14.05)     7.98        --       11.66
            (previously AIM V.I. Value Fund, Series I)

           FIDELITY VIP
PBAL2       Balanced Portfolio (Service Class) (11/99; 1/95)(c)     (3.30)        (3.76)     (3.30)     5.41        --        6.76

PGRI2       Growth & Income Portfolio (Service Class)
              (11/99; 12/96)(c)                                    (10.34)        (6.55)    (10.34)     7.83        --        7.83

PMDC2       Mid Cap Portfolio (Service Class) (11/99; 12/98)(c)     (4.92)        19.99      (4.92)       --        --       23.63

           FTVIPT
PSMC2       Franklin Small Cap Fund - Class 2 (11/99; 11/95)(d)    (16.66)        (4.00)    (16.66)     9.89        --       12.59

PMSS2       Mutual Shares Securities Fund - Class 2
              (11/99; 11/96)(d)                                      5.37          9.57       5.37      8.46        --        8.88

PINT2       Templeton Foreign Securities Fund - Class 2
              (11/99; 5/92)(e),(f)                                 (17.40)        (6.62)    (17.40)     2.99        --        7.95
            (previously FTVIPT Templeton International
              Securities Fund - Class 2)

           GALAXY VIP
PGAA2       Asset Allocation Fund (10/00; 2/93)                     (8.95)       (11.04)     (8.95)     5.54        --        7.41

PCHY2       Columbia High Yield Fund II (10/00; 3/98)                4.37          5.28       4.37        --        --        3.50

PEQU2       Equity Fund (10/00; 1/93)                              (19.41)       (20.14)    (19.41)     8.34        --        9.88

PGGI2       Growth and Income Fund (10/00; 3/98)                    (5.48)        (1.62)     (5.48)       --        --        1.60

PHQB2       High Quality Bond Fund (10/00; 1/93)                     5.82          7.72       5.82      5.46        --        4.86

PSCG2       Small Company Growth Fund (10/00; 4/98)                 (1.51)        (5.93)     (1.51)       --        --        6.88

                                       10

                                                                       PERFORMANCE OF                   PERFORMANCE
                                                                       THE SUBACCOUNT                   OF THE FUND
                                                                                SINCE                                      SINCE
SUBACCOUNT INVESTING IN:                                           1 YEAR    COMMENCEMENT    1 YEAR    5 YEARS 10 YEARS COMMENCEMENT
           JANUS ASPEN SERIES
PJAG2       Aggressive Growth Portfolio: Service Shares
              (10/00; 9/93)(g),(h)                                 (40.73%)      (49.53%)   (40.73%)    5.15%       --       10.51%

PJGT2       Global Technology Portfolio: Service Shares
              (10/00; 1/00)(h)                                     (38.48)       (49.29)    (38.48)       --        --      (37.46)

PJGP2       Growth Portfolio: Service Shares (10/00; 9/93)(g),(h)  (26.20)       (31.58)    (26.20)     6.29        --        9.29

           MFS(R)
PSGI2       Investors Trust Series - Service Class
              (10/00; 10/95)(i)                                    (17.51)       (15.53)    (17.51)     5.54        --        8.95

PSND2       New Discovery Series - Service Class (10/00; 5/98)(i)   (6.78)       (11.49)     (6.78)       --        --       12.74

PSTR2       Total Return Series - Service Class (10/00; 1/95)(i)    (1.57)         3.70      (1.57)     8.53        --       11.39

PSUT2       Utilities Series - Service Class (10/00; 1/95)(i)      (25.75)       (22.12)    (25.75)     8.78        --       12.97

           PUTNAM VARIABLE TRUST
PGIN2       Putnam VT Growth and Income Fund - Class IB Shares
              (11/99; 2/88)(j)                                      (7.91)        (2.07)     (7.91)     6.27     10.09       11.09

PIGR2       Putnam VT International Growth Fund - Class IB Shares
              (11/99; 1/97)(j)                                     (21.97)        (7.90)    (21.97)       --        --        7.89

PVIS2       Putnam VT Vista Fund - Class IB Shares
              (11/99; 1/97)(j)                                     (34.71)       (11.97)    (34.71)       --        --        5.82


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.00% mortality and expense risk fee, a 0.15% variable account administrative charge, and a 0.40% annual Benefit Protector(SM) Plus Death Benefit Rider fee. Premium taxes are not reflected in these total returns.
(b) Commencement date of the subaccount; Commencement date of the fund).
(c) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.

(d) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning on Jan. 6, 1999, Class 2's results reflect an additional 12b-1 fee expense which also affects all future performance.
(e) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 Fund performance reflects an additional 12b-1 fee expense which also affects future performance.
(f) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into this fund as of April 30, 2002.
(g) The returns shown for Service Shares for periods prior to their inception (Dec. 31, 1999) are derived from the historical performance of the Institutional Shares, adjusted to reflect the higher operating expenses of Service Shares.
(h) In recent years returns have sustained significant gains and losses due to market volatility in the technology sector.
(i) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares bee offered for the entire period.
(j) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option), adjusted to reflect the fees paid by Class IB shares including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

AVERAGE ANNUAL TOTAL RETURN(a) WITH WITHDRAWAL AND SELECTION OF DEATH BENEFIT OPTION A FOR PERIODS ENDING DEC. 31, 2001




                                                                       PERFORMANCE OF                    PERFORMANCE
                                                                       THE SUBACCOUNT                    OF THE FUND
                                                                               SINCE                                       SINCE
SUBACCOUNT INVESTING IN:                                          1 YEAR    COMMENCEMENT    1 YEAR     5 YEARS 10 YEARS COMMENCEMENT
           AXP(R) VARIABLE PORTFOLIO-
PCMG2       Cash Management Fund (11/99; 10/81)(b)                  (4.89%)        0.43%     (4.89%)    2.78%     3.25%       5.13%

PDEI2       Diversified Equity Income Fund (11/99; 9/99)            (6.35)        (2.54)     (6.35)       --        --       (1.44)

PEMK2       Emerging Markets Fund (10/00; 5/00)                     (9.58)       (13.02)     (9.58)       --        --      (22.08)

PEXI2       Extra Income Fund (11/99; 5/96)                         (3.79)        (5.05)     (3.79)    (0.26)       --        0.79

PMGD2       Managed Fund (11/99; 4/86)                             (17.93)        (7.38)    (17.93)     4.71      7.53        8.90

PNDM2       NEW DIMENSIONS FUND(R)(11/99; 5/96)                    (23.49)       (11.23)    (23.49)     7.83        --        9.00

PSPF2       S&P 500 Index Fund (10/00; 5/00)                       (19.63)       (20.79)    (19.63)       --        --      (18.00)

PSCA2       Small Cap Advantage Fund (11/99; 9/99)                 (14.23)        (1.31)    (14.23)       --        --        0.20

           AIM V.I.
PCAP2       Capital Appreciation Fund, Series I (11/99; 5/93)      (29.47)       (12.71)    (29.47)     3.91        --       10.42

PVAL2       Premier Equity Fund, Series I (11/99; 5/93)            (19.76)       (13.28)    (19.76)     7.65        --       12.06
            (previously AIM V.I. Value Fund, Series I)

           FIDELITY VIP
PBAL2       Balanced Portfolio (Service Class) (11/99; 1/95)(c)     (9.86)        (6.26)     (9.86)     5.00        --        6.97

PGRI2       Growth & Income Portfolio (Service Class)
              (11/99; 12/96)(c)                                    (16.34)        (8.96)    (16.34)     7.50        --        7.50

PMDC2       Mid Cap Portfolio (Service Class) (11/99; 12/98)(c)    (11.35)        17.71     (11.35)       --        --       22.72

           FTVIPT
PSMC2       Franklin Small Cap Fund - Class 2 (11/99; 11/95)(d)    (22.16)        (6.50)    (22.16)     9.60        --       12.82

PMSS2       Mutual Shares Securities Fund - Class 2
              (11/99; 11/96)(d)                                     (1.89)         6.99      (1.89)     8.14        --        8.74

PINT2       Templeton Foreign Securities Fund - Class 2
              (11/99; 5/92)(e),(f)                                 (22.84)        (9.04)    (22.84)     2.50        --        8.35
            (previously FTVIPT Templeton International
              Securities Fund -  Class 2)

          GALAXY VIP
PGAA2       Asset Allocation Fund (10/00; 2/93)                    (15.07)       (16.10)    (15.07)     5.13        --        7.81

PCHY2       Columbia High Yield Fund II (10/00; 3/98)               (2.81)        (0.76)     (2.81)       --        --        2.47

PEQU2       Equity Fund (10/00; 1/93)                              (24.69)       (24.68)    (24.69)     8.02        --       10.28

PGGI2       Growth and Income Fund (10/00; 3/98)                   (11.88)        (7.29)    (11.88)       --        --        0.52

PHQB2       High Quality Bond Fund (10/00; 1/93)                    (1.48)         1.55      (1.48)     5.05        --        5.26

PSCG2       Small Company Growth Fund (10/00; 4/98)                 (8.22)       (11.37)     (8.22)       --        --        5.92

           JANUS ASPEN SERIES
PJAG2       Aggressive Growth Portfolio: Service Shares
              (10/00; 9/93)(g),(h)                                 (44.30)       (52.25)    (44.30)     4.73        --       10.91

PJGT2       Global Technology Portfolio: Service Shares
              (10/00; 1/00)(h)                                     (42.23)       (52.04)    (42.23)       --        --      (39.21)

PJGP2       Growth Portfolio: Service Shares (10/00; 9/93)(g),(h)  (30.94)       (35.42)    (30.94)     5.90        --        9.69

           MFS(R)
PSGI2       Investors Trust Series - Service Class
              (10/00; 10/95)(i)                                    (22.94)       (20.33)    (22.94)     5.14        --        9.15

PSND2       New Discovery Series - Service Class (10/00; 5/98)(i)  (13.07)       (16.59)    (13.07)       --        --       11.95

PSTR2       Total Return Series - Service Class (10/00; 1/95)(i)    (8.27)        (2.26)     (8.27)     8.21        --       11.64

PSUT2       Utilities Series - Service Class (10/00; 1/95)(i)      (30.53)       (26.49)    (30.53)     8.47        --       13.24

           PUTNAM VARIABLE TRUST
PGIN2       Putnam VT Growth and Income Fund - Class IB Shares
              (11/99; 2/88)(j)                                     (14.11)        (4.62)    (14.11)     5.88     10.49       11.49

PIGR2       Putnam VT International Growth Fund - Class IB Shares
              (11/99; 1/97)(j)                                     (27.04)       (10.28)    (27.04)       --        --        7.55

PVIS2       Putnam VT Vista Fund - Class IB Shares
              (11/99; 1/97)(j)                                     (38.76)       (14.23)    (38.76)       --        --        5.42


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.00% mortality and expense risk fee, a 0.15% variable account administrative charge and applicable withdrawal charges. Premium taxes are not reflected in these total returns.
(b) (Commencement date of the subaccount; Commencement date of the fund).
(c) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.

(d) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning on Jan. 6, 1999, Class 2's results reflect an additional 12b-1 fee expense which also affects all future performance.
(e) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 Fund performance reflects an additional 12b-1 fee expense which also affects future performance.
(f) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into this fund as of April 30, 2002.
(g) The returns shown for Service Shares for periods prior to their inception (Dec. 31, 1999) are derived from the historical performance of the Institutional Shares, adjusted to reflect the higher operating expenses of Service Shares.
(h) In recent years returns have sustained significant gains and losses due to market volatility in the technology sector.
(i) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares bee offered for the entire period.
(j) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option), adjusted to reflect the fees paid by Class IB shares including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.



AVERAGE ANNUAL TOTAL RETURN(a) WITHOUT WITHDRAWAL AND SELECTION OF DEATH BENEFIT OPTION A FOR PERIODS ENDING DEC. 31, 2001



                                                                       PERFORMANCE OF                    PERFORMANCE
                                                                       THE SUBACCOUNT                    OF THE FUND

                                                                              SINCE                                      SINCE
SUBACCOUNT INVESTING IN:                                          1 YEAR   COMMENCEMENT    1 YEAR     5 YEARS 10 YEARS COMMENCEMENT
           AXP(R) VARIABLE PORTFOLIO-
PCMG2       Cash Management Fund (11/99; 10/81)(b)                  2.52%          3.53%      2.52%     3.66%     3.25%       5.13%

PDEI2       Diversified Equity Income Fund (11/99; 9/99)            0.93           0.47       0.93        --        --        1.42

PEMK2       Emerging Markets Fund (10/00; 5/00)                    (2.59)         (7.29)     (2.59)       --        --      (18.52)

PEXI2       Extra Income Fund (11/99; 5/96)                         3.71          (2.12)      3.71      0.66        --        1.44

PMGD2       Managed Fund (11/99; 4/86)                            (11.66)         (4.52)    (11.66)     5.52      7.53        8.90

PNDM2       NEW DIMENSIONS FUND(R)(11/99; 5/96)                   (17.71)         (8.48)    (17.71)     8.56        --        9.47

PSPF2       S&P 500 Index Fund (10/00; 5/00)                      (13.51)        (15.61)    (13.51)       --        --      (14.29)

PSCA2       Small Cap Advantage Fund (11/99; 9/99)                 (7.65)          1.75      (7.65)       --        --        3.13

           AIM V.I.
PCAP2       Capital Appreciation Fund, Series I (11/99; 5/93)     (24.20)        (10.01)    (24.20)     4.75        --       10.42

PVAL2       Premier Equity Fund, Series I (11/99; 5/93)           (13.65)        (10.60)    (13.65)     8.38        --       12.06
            (previously AIM V.I. Value Fund, Series I)

           FIDELITY VIP
PBAL2       Balanced Portfolio (Service Class) (11/99; 1/95)(c)    (2.90)         (3.36)     (2.90)     5.81        --        7.16

PGRI2       Growth & Income Portfolio (Service Class)
              (11/99; 12/96)(c)                                    (9.94)         (6.15)     (9.94)     8.23        --        8.23

PMDC2       Mid Cap Portfolio (Service Class) (11/99; 12/98)(c)    (4.52)         20.39      (4.52)       --        --       24.03

           FTVIPT
PSMC2       Franklin Small Cap Fund - Class 2 (11/99; 11/95)(d)   (16.26)         (3.60)    (16.26)    10.29        --       12.99

PMSS2       Mutual Shares Securities Fund - Class 2
              (11/99; 11/96)(d)                                     5.77           9.97       5.77      8.86        --        9.28

PINT2       Templeton Foreign Securities Fund - Class 2
              (11/99; 5/92)(e),(f)                                (17.00)         (6.22)    (17.00)     3.39        --        8.35
            (previously FTVIPT Templeton International
              Securities Fund - Class 2)

           GALAXY VIP
PGAA2       Asset Allocation Fund (10/00; 2/93)                    (8.55)        (10.64)     (8.55)     5.94        --        7.81

PCHY2       Columbia High Yield Fund II (10/00; 3/98)               4.77           5.68       4.77        --        --        3.90

PEQU2       Equity Fund (10/00; 1/93)                             (19.01)        (19.74)    (19.01)     8.74        --       10.28

PGGI2       Growth and Income Fund (10/00; 3/98)                   (5.08)         (1.22)     (5.08)       --        --        2.00

PHQB2       High Quality Bond Fund (10/00; 1/93)                    6.22           8.12       6.22      5.86        --        5.26

PSCG2       Small Company Growth Fund (10/00; 4/98)                (1.11)         (5.53)     (1.11)       --        --        7.28

           JANUS ASPEN SERIES
PJAG2       Aggressive Growth Portfolio: Service Shares
              (10/00; 9/93)(g),(h)                                (40.33)        (49.13)    (40.33)     5.55        --       10.91

PJGT2       Global Technology Portfolio: Service Shares
              (10/00; 1/00)(h)                                    (38.08)        (48.89)    (38.08)       --        --      (37.06)

PJGP2       Growth Portfolio: Service Shares (10/00; 9/93)(g),(h) (25.80)        (31.18)    (25.80)     6.69        --        9.69

                                       13

                                                                       PERFORMANCE OF                    PERFORMANCE
                                                                       THE SUBACCOUNT                    OF THE FUND
                                                                               SINCE                                      SINCE
SUBACCOUNT INVESTING IN:                                          1 YEAR    COMMENCEMENT    1 YEAR     5 YEARS 10 YEARS COMMENCEMENT
           MFS(R)
PSGI2       Investors Trust Series - Service Class
              (10/00; 10/95)(i)                                   (17.11%)       (15.13%)   (17.11%)    5.94%       --       9.35%

PSND2       New Discovery Series - Service Class
              (10/00; 5/98)(i)                                     (6.38)        (11.09)     (6.38)       --        --       13.14

PSTR2       Total Return Series - Service Class (10/00; 1/95)(i)   (1.17)          4.10      (1.17)     8.93        --       11.79

PSUT2       Utilities Series - Service Class (10/00; 1/95)(i)     (25.35)        (21.72)    (25.35)     9.18        --       13.37

           PUTNAM VARIABLE TRUST
PGIN2       Putnam VT Growth and Income Fund - Class IB Shares
              (11/99; 2/88)(j)                                     (7.51)         (1.67)     (7.51)     6.67     10.49       11.49

PIGR2       Putnam VT International Growth Fund - Class IB
              Shares (11/99; 1/97)(j)                             (21.57)         (7.50)    (21.57)       --        --        8.29

PVIS2       Putnam VT Vista Fund - Class IB Shares
              (11/99; 1/97)(j)                                    (34.31)        (11.57)    (34.31)       --        --        6.22


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.00% mortality and expense risk fee and a 0.15% variable account administrative charge. Premium taxes are not reflected in these total returns.
(b) (Commencement date of the subaccount; Commencement date of the fund).
(c) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.

(d) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning on Jan. 6, 1999, Class 2's results reflect an additional 12b-1 fee expense which also affects all future performance.
(e) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 Fund performance reflects an additional 12b-1 fee expense which also affects future performance.
(f) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into this fund as of April 30, 2002.
(g) The returns shown for Service Shares for periods prior to their inception (Dec. 31, 1999) are derived from the historical performance of the Institutional Shares, adjusted to reflect the higher operating expenses of Service Shares.
(h) In recent years returns have sustained significant gains and losses due to market volatility in the technology sector.
(i) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service class shares bee offered for the entire period.
(j) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option), adjusted to reflect the fees paid by Class IB shares including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.


CUMULATIVE TOTAL RETURN

Cumulative total return represents the cumulative change in value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return using the following formula:

                                     ERV - P
                                     -------
                                        P
where:        P = a hypothetical initial payment of $1,000
            ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period
                  (or fractional portion thereof).

Total return figures reflect the deduction of the withdrawal charge which assumes you withdraw the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We also may show performance figures without the deduction of a withdrawal charge. In addition, all total return figures reflect the deduction of all other applicable charges (except premium taxes) including the contract administrative charge, the variable account administrative charge, the mortality and expense risk fee, the Benefit Protector(SM) Death Benefit Rider fee and the Benefit Protector(SM) Plus Death Benefit Rider fee.

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING
IN A MONEY MARKET FUND


ANNUALIZED SIMPLE YIELD

For a subaccount investing in a money market fund, we base quotations of simple yield on:

(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;
(b) less a pro rata share of the subaccount expenses accrued over the period;
(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and
(d) raising the base period return to the power of 365/7.

The subaccount's value includes:
-  any declared dividends,

- the value of any shares purchased with dividends paid during the period, and

-  any dividends declared for such shares.

It does not include:
-  the effect of any applicable withdrawal charge, or
-  any realized or unrealized gains or losses.

ANNUALIZED COMPOUND YIELD

We calculate compound yield using the base period return described above, which we then compound according to the following formula:
Compound Yield = [(Base Period Return + 1) TO THE POWER OF 365/7] - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.


ANNUALIZED YIELD BASED ON THE SEVEN-DAY PERIOD ENDING DEC. 31, 2001



SUBACCOUNT      INVESTING IN:                                          SIMPLE YIELD    COMPOUND YIELD
PCMG1           AXP(R) Variable Portfolio - Cash Management Fund            0.37%               0.37%
PCMG2           AXP(R) Variable Portfolio - Cash Management Fund            0.46                0.46



ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN AN INCOME FUND


For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                 YIELD = 2[(a-b+1)TO THE POWER OF 6-1]
                            -----
                             cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends
                d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.


ANNUALIZED YIELD BASED ON THE 30-DAY PERIOD ENDED DEC. 31, 2001



SUBACCOUNT      INVESTING IN:                                          YIELD
PEXI1           AXP(R) Variable Portfolio - Extra Income Fund          11.08%
PEXI2           AXP(R) Variable Portfolio - Extra Income Fund          10.74%


The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

  The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.


CALCULATING ANNUITY PAYOUTS


THE VARIABLE ACCOUNT

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payment, we:
- determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then
- apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:
- the annuity unit value on the valuation date; by
- the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:
- the net investment factor; and
- the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

NET INVESTMENT FACTOR: We determine the net investment factor by:
- adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
- dividing that sum by the previous adjusted netasset value per share; and
- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.


THE FIXED ACCOUNT


We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

- take the value of your fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then

- using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time your choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RATING AGENCIES


We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the contract. This information relates only to our general account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.



For detailed information on the agency ratings given to American Enterprise Life, contact your sales representative. Or view our current ratings by visiting the agency Web sites directly at:



A.M. Best                                             www.ambest.com
Fitch                                                 www.fitchratings.com
Moody's                                               www.moodys.com/insurance



A.M. Best -- Rates insurance companies for their financial strength.

Fitch (formerly Duff & Phelps) -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.


PRINCIPAL UNDERWRITER


American Express Financial Advisors Inc. (AEFA) serves as principal underwriter for the contract, which it offers on a continuous basis. AEFA is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. AEFA is an affiliate of ours. The contract is offered to the public through certain securities broker-dealers and through entities that may offer the contract but are exempt from registration that have entered into selling agreements with AEFA and whose personnel are legally authorized to sell annuity products. Both AEFA and American Enterprise Life are ultimately controlled by American Express Company. The principal business address of AEFA is the same as ours. American Enterprise Life currently pays AEFA underwriting commissions for its role as principal underwriter of all variable annuities associated with this variable account. For the past three years, the aggregate dollar amount of underwriting commissions paid to AEFA in its role as principal underwriter has been: 2001: $22,055,827; 2000: $32,468,381; and 1999:
$5,924,368. AEFA retains no underwriting commission from the sale of the contract.


INDEPENDENT AUDITORS


The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 220 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the individual statements of assets and liabilities of the segregated asset subaccounts of American Enterprise Variable Annuity Account - American Express(R) Galaxy Premier Variable Annuity (comprised of subaccounts PCMG1, PCMG2, PDEI1, PDEI2, PEMK1, PEMK2, PEXI1, PEXI2, PMGD1, PMGD2, PNDM1, PNDM2, PSPF1, PSPF2, PSCA1, PSCA2, PCAP1, PCAP2, PVAL1, PVAL2, PBAL1, PBAL2, PGRI1, PGRI2, PMDC1, PMDC2, PSMC1, PSMC2, PMSS1, PMSS2, PINT1, PINT2, PGAA1, PGAA2, PCHY1, PCHY2, PEQU1, PEQU2, PGGI1, PGGI2, PHQB1, PHQB2, PSCG1, PSCG2, PJAG1, PJAG2, PJGT1, PJGT2, PJGP1, PJGP2, PSGI1, PSGI2, PSND1, PSND2, PSTR1, PSTR2, PSUT1, PSUT2, PGIN1, PGIN2, PIGR1, PIGR2, PVIS1 and PVIS2) as of December 31, 2001, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of American Enterprise Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.


We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2001 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of American Enterprise Variable Annuity Account - American Express(R) Galaxy Premier Variable Annuity at December 31, 2001, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.





ERNST & YOUNG LLP




Minneapolis, Minnesota
March 22, 2002

STATEMENTS OF ASSETS AND LIABILITIES



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                            ------------------------------------------------------------------------------------
DECEMBER 31, 2001                               PCMG1       PCMG2            PDEI1         PDEI2         PEMK1         PEMK2
ASSETS

Investments in shares of mutual funds
  and portfolios:
   at cost                                  $   2,418,388   $  305,687   $     335,431   $     26,368   $   29,967   $     9,522
                                            ------------------------------------------------------------------------------------
   at market value                          $   2,418,326   $  305,684   $     344,753   $     26,440   $   31,973   $    10,080
Dividends receivable                                3,613          458              --             --           --            --
Accounts receivable from American
   Enterprise Life for contract purchase
   payments                                         3,750           --              --             --           --            --
Receivable from mutual funds and
   portfolios for share redemptions                    --           --              --             --           --            --
--------------------------------------------------------------------------------------------------------------------------------
Total assets                                    2,425,689      306,142         344,753         26,440       31,973        10,080
================================================================================================================================

LIABILITIES

Payable to American Enterprise Life for:
   Mortality and expense risk fee                   2,243          259             292             23           30             8
   Issue and administrative expense charge            306           39              40              3            4             1
   Contract terminations                               --           --              --             --           --            --
   Payable to mutual funds and portfolios
   for investments purchased                           --           --              --             --           --            --
--------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   2,549          298             332             26           34             9
--------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
   accumulation period                          2,423,140      305,844         344,421         26,414       31,939        10,071
Net assets applicable to contracts in
   payment period                                      --           --              --             --           --            --
--------------------------------------------------------------------------------------------------------------------------------
Total net assets                            $   2,423,140   $  305,844   $     344,421   $     26,414   $   31,939   $    10,071
================================================================================================================================
Accumulation units outstanding                  2,250,084      283,943         341,828         26,156       35,472        11,173
================================================================================================================================
Net asset value per accumulation unit       $        1.08   $     1.08   $        1.01   $       1.01   $     0.90   $      0.90
================================================================================================================================

See accompanying notes to financial statements.

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                            -------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                   PEXI1         PEXI2          PMGD1         PMGD2         PNDM1         PNDM2
ASSETS

Investments in shares of mutual funds
  and portfolios:
   at cost                                  $     846,235   $    38,791   $    141,066   $   163,361   $ 3,642,857   $     51,441
                                            -------------------------------------------------------------------------------------
   at market value                          $     778,131   $    38,284   $    138,195   $   158,795   $ 2,970,275   $     49,286
Dividends receivable                                7,070           324             --            --            --             --
Accounts receivable from American
   Enterprise Life for contract
   purchase payments                                  600            --             --            --        38,017             --
Receivable from mutual funds and
   portfolios for share redemptions                    --            --             --            --            --             --
---------------------------------------------------------------------------------------------------------------------------------
Total assets                                      785,801        38,608        138,195       158,795     3,008,292         49,286
=================================================================================================================================
LIABILITIES

Payable to American Enterprise Life for:
   Mortality and expense risk fee                     732            30            127           129         2,734             41
   Issue and administrative expense charge            100             5             17            20           373              6
   Contract terminations                               --            --             79            --            --             --
Payable to mutual funds and portfolios
   for investments purchased                           --            --             --            --            --             --
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     832            35            223           149         3,107             47
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
   accumulation period                            784,969        38,573        137,972       158,646     2,958,110         49,239
Net assets applicable to contracts in
   payment period                                      --            --             --            --        47,075             --
---------------------------------------------------------------------------------------------------------------------------------
Total net assets                            $     784,969   $    38,573   $    137,972   $   158,646   $ 3,005,185   $     49,239
=================================================================================================================================
Accumulation units outstanding                    820,896        40,235        150,569       172,728     3,478,255         57,860
=================================================================================================================================
Net asset value per accumulation unit       $        0.96   $      0.96   $       0.92   $      0.92   $      0.85   $       0.85
=================================================================================================================================

See accompanying notes to financial statements.

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                            -------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                 PSPF1         PSPF2         PSCA1         PSCA2          PCAP1        PCAP2
ASSETS

Investments in shares of mutual funds
 and portfolios:
  at cost                                  $    370,451   $   131,669   $   292,515   $    12,004   $ 3,652,574   $    78,103
                                            -------------------------------------------------------------------------------------
  at market value                          $    363,848   $   132,546   $   292,300   $    12,053   $ 2,815,889   $    65,587
Dividends receivable                                 --            --            --            --            --            --
Accounts receivable from American
   Enterprise Life for contract
   purchase payments                              3,720            --            --            --         6,829            --
Receivable from mutual funds and
   portfolios for share redemptions                  --            --            --            --         2,897            60
---------------------------------------------------------------------------------------------------------------------------------
Total assets                                    367,568       132,546       292,300        12,053     2,825,615        65,647
=================================================================================================================================

LIABILITIES

Payable to American Enterprise Life for:
   Mortality and expense risk fee                   314           107           251            10         2,549            52
   Issue and administrative expense charge           43            16            34             2           348             8
   Contract terminations                             --            --            88            --            --            --
Payable to mutual funds and portfolios
   for investments purchased                         --            --            --            --         6,829            --
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   357           123           373            12         9,726            60
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
   accumulation period                          367,211       132,423       291,927        12,041     2,815,889        65,587
Net assets applicable to contracts in
   payment period                                    --            --            --            --            --            --
---------------------------------------------------------------------------------------------------------------------------------
Total net assets                           $    367,211   $   132,423   $   291,927   $    12,041   $ 2,815,889   $    65,587
=================================================================================================================================
Accumulation units outstanding                  449,711       162,001       276,360        11,376     3,345,255        77,735
=================================================================================================================================
Net asset value per accumulation unit      $       0.82   $      0.82   $      1.06   $      1.06   $      0.84   $      0.84
=================================================================================================================================

See accompanying notes to financial statements.

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                            -------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                PVAL1            PVAL2          PBAL1          PBAL2          PGRI1          PGRI2
ASSETS
Investments in shares of mutual funds
  and portfolios:
   at cost                                 $ 10,100,904   $    228,826   $    323,590   $     55,515   $    380,727   $    79,298
                                            -------------------------------------------------------------------------------------
   at market value                         $  8,421,667   $    221,835   $    325,961   $     55,435   $    373,566   $    79,399
Dividends receivable                                 --             --             --             --             --            --
Accounts receivable from American
   Enterprise Life for contract
   purchase payments                             28,587             --            125             --             --         7,544
Receivable from mutual funds and
   portfolios for share redemptions               8,642            203            337             54            385            69
---------------------------------------------------------------------------------------------------------------------------------
Total assets                                  8,458,896        222,038        326,423         55,489        373,951        87,012
=================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
   Mortality and expense risk fee                 7,605            176            297             47            339            60
   Issue and administrative expense charge        1,037             27             40              7             46             9
   Contract terminations                             --             --             --             --             --            --
Payable to mutual funds and portfolios
   for investments purchased                     28,587             --            125             --             --         7,544
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                37,229            203            462             54            385         7,613
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
   accumulation period                        8,361,919        221,835        325,961         55,435        373,566        79,399
Net assets applicable to contracts in
   payment period                                59,748             --             --             --             --            --
---------------------------------------------------------------------------------------------------------------------------------
Total net assets                           $  8,421,667   $    221,835   $    325,961   $     55,435   $    373,566   $    79,399
=================================================================================================================================
Accumulation units outstanding               10,352,049        273,532        349,760         59,352        425,246        90,211
=================================================================================================================================
Net asset value per accumulation unit      $       0.81   $       0.81   $       0.93   $       0.93   $       0.88   $      0.88
=================================================================================================================================

See accompanying notes to financial statements.

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                            -------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                 PMDC1          PMDC2         PSMC1          PSMC2         PMSS1         PMSS2
ASSETS

Investments in shares of mutual funds
  and portfolios:
   at cost                                 $  1,874,998   $   301,117   $ 3,152,070    $   259,054   $   308,138   $     74,132
                                           --------------------------------------------------------------------------------------
   at market value                         $  1,955,979   $   315,431   $ 2,884,175    $   264,797   $   307,457   $     76,677
Dividends receivable                                 --            --            --             --            --             --
Accounts receivable from American
   Enterprise Life for contract
   purchase payments                              2,847            --        34,078             --         3,634             --
Receivable from mutual funds and
   portfolios for share redemptions               2,007           291         2,971            239           275             70
---------------------------------------------------------------------------------------------------------------------------------
Total assets                                  1,960,833       315,722     2,921,224        265,036       311,366         76,747
=================================================================================================================================

LIABILITIES

Payable to American Enterprise Life for:
   Mortality and expense risk fee                 1,768           253         2,615            208           242             61
   Issue and administrative expense charge          241            38           356             31            33              9
   Contract terminations                             --            --            --             --            --             49
Payable to mutual funds and portfolios
   for investments purchased                      2,847            --        34,078             --         3,634             --
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                 4,856           291        37,049            239         3,909            119
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
   accumulation period                        1,953,155       315,431     2,873,315        264,797       307,457         76,628
Net assets applicable to contracts in
   payment period                                 2,822            --        10,860             --            --             --
---------------------------------------------------------------------------------------------------------------------------------
Total net assets                           $  1,955,977   $   315,431   $ 2,884,175    $   264,797   $   307,457   $     76,628
=================================================================================================================================
Accumulation units outstanding                1,253,976       202,065     2,844,121        261,449       251,581         62,561
=================================================================================================================================
Net asset value per accumulation unit      $       1.56   $      1.56   $      1.01    $      1.01   $      1.22   $       1.22
=================================================================================================================================

See accompanying notes to financial statements.

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                            -------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                 PINT1           PINT2          PGAA1       PGAA2          PCHY1         PCHY2
ASSETS

Investments in shares of mutual funds
  and portfolios:
   at cost                                  $   140,717    $   34,322   $   800,639    $  235,303    $   292,691   $  78,664
                                            -------------------------------------------------------------------------------------
   at market value                          $   131,090    $   26,269   $   768,764    $  229,542    $   288,779   $  77,403
Dividends receivable                                 --            --            --            --          1,486         395
Accounts receivable from American
   Enterprise Life for contract purchase
   payments                                         600            --         3,027            --            600          --
Receivable from mutual funds and
   portfolios for share redemptions                 135            24           770           216            301          74
---------------------------------------------------------------------------------------------------------------------------------
Total assets                                    131,825        26,293       772,561       229,758        291,166      77,872
=================================================================================================================================

LIABILITIES

Payable to American Enterprise Life for:
   Mortality and expense risk fee                   119            21           678           188            265          64
   Issue and administrative expense charge           16             3            92            28             36          10
   Contract terminations                             --            --            --            --             --          --
Payable to mutual funds and portfolios
   for investments purchased                        600            --         3,027            --          2,086         395
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   735            24         3,797           216          2,387         469
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
   accumulation period                          131,090        26,269       768,764       229,542        288,779      77,403
Net assets applicable to contracts in
   payment period                                    --            --            --            --             --          --
---------------------------------------------------------------------------------------------------------------------------------
Total net assets                            $   131,090    $   26,269   $   768,764    $  229,542    $   288,779   $  77,403
=================================================================================================================================
Accumulation units outstanding                  145,353        29,059       877,044       261,599        270,615      72,474
=================================================================================================================================
Net asset value per accumulation unit       $      0.90    $     0.90   $      0.88    $     0.88    $      1.07   $    1.07
=================================================================================================================================

See accompanying notes to financial statements.

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                            ------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                  PEQU1          PEQU2         PGGI1          PGGI2         PHQB1         PHQB2
ASSETS

Investments in shares of mutual funds
  and portfolios:
   at cost                                  $   486,489    $   242,834   $    163,850   $   151,650   $    944,484  $   944,718
                                            -------------------------------------------------------------------------------------
   at market value                          $   493,949    $   238,431   $    166,244   $   154,720   $    944,488  $   948,459
Dividends receivable                                 --             --             --            --          3,769        3,907
Accounts receivable from American
   Enterprise Life for contract purchase
   payments                                       2,805             --             --            --          3,622           --
Receivable from mutual funds and
   portfolios for share redemptions                 487            253            167           138            962          922
---------------------------------------------------------------------------------------------------------------------------------
Total assets                                    497,241        238,684        166,411       154,858        952,841      953,288
=================================================================================================================================

LIABILITIES

Payable to American Enterprise Life for:
   Mortality and expense risk fee                   428            220            147           120            847          802
   Issue and administrative expense charge           59             33             20            18            115          120
   Contract terminations                             --             --             --            --             --           --
Payable to mutual funds and portfolios
   for investments purchased                      2,805             --             --            --          7,391        3,907
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                 3,292            253            167           138          8,353        4,829
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
   accumulation period                          493,949        238,431        166,244       154,720        944,488      948,459
Net assets applicable to contracts in
   payment period                                    --             --             --            --             --           --
---------------------------------------------------------------------------------------------------------------------------------
Total net assets                            $   493,949    $   238,431   $    166,244   $   154,720   $    944,488  $   948,459
=================================================================================================================================
Accumulation units outstanding                  640,804        309,092        167,903       156,078        859,230      861,700
=================================================================================================================================
Net asset value per accumulation unit       $      0.77    $      0.77   $       0.99   $      0.99   $       1.10  $      1.10
=================================================================================================================================

See accompanying notes to financial statements.

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                            -------------------------------------------------------------------------------------
     DECEMBER 31, 2001 (CONTINUED)           PSCG1          PSCG2         PJAG1          PJAG2         PJGT1          PJGT2
ASSETS

Investments in shares of mutual funds
  and portfolios:
   at cost                                 $   103,737    $     17,433  $   141,376    $    91,111   $     69,130   $    16,484
                                            -------------------------------------------------------------------------------------
   at market value                         $   109,562    $     18,196  $   132,451    $    85,479   $     57,560   $    12,210
Dividends receivable                                --              --           --             --             --            --
Accounts receivable from American
   Enterprise Life for contract
   purchase payments                                --              --          413             --             --            --
Receivable from mutual funds and
   portfolios for share redemptions                113              16          133             80             60            12
---------------------------------------------------------------------------------------------------------------------------------
Total assets                                   109,675          18,212      132,997         85,559         57,620        12,222
=================================================================================================================================

LIABILITIES

Payable to American Enterprise Life for:
   Mortality and expense risk fee                   99              14          117             70             53            10
   Issue and administrative expense charge          14               2           16             10              7             2
   Contract terminations                            --              --           --             --             --            --
Payable to mutual funds and portfolios
   for investments purchased                        --              --          413             --             --            --
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  113              16          546             80             60            12
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
   accumulation period                         109,562          18,196      132,451         85,479         57,560        12,210
Net assets applicable to contracts in
   payment period                                   --              --           --             --             --            --
---------------------------------------------------------------------------------------------------------------------------------
Total net assets                           $   109,562    $     18,196  $   132,451    $    85,479   $     57,560   $    12,210
=================================================================================================================================
Accumulation units outstanding                 116,859          19,386      291,229        187,858        128,711        27,245
=================================================================================================================================
Net asset value per accumulation unit      $      0.94    $       0.94  $      0.45    $      0.46   $       0.45   $      0.45
=================================================================================================================================

See accompanying notes to financial statements.

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                            -------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                PJGP1          PJGP2         PSGI1         PSGI2          PSND1         PSND2
ASSETS

Investments in shares of mutual funds
  and portfolios:
   at cost                                 $   409,302    $   168,856   $   277,460    $    88,872   $   255,435   $      9,055
                                            -------------------------------------------------------------------------------------
   at market value                         $   386,113    $   153,616   $   265,899    $    89,943   $   258,449   $      9,510
Dividends receivable                                --             --            --             --            --             --
Accounts receivable from American
   Enterprise Life for contract
   purchase payments                             1,836             --         2,520             --         1,115             --
Receivable from mutual funds and
   portfolios for share redemptions                385            143           271             81           269              9
---------------------------------------------------------------------------------------------------------------------------------
Total assets                                   388,334        153,759       268,690         90,024       259,833          9,519
=================================================================================================================================

LIABILITIES

Payable to American Enterprise Life for:
   Mortality and expense risk fee                  339            124           238             70           237              8
   Issue and administrative expense charge          46             19            33             11            32              1
   Contract terminations                            --             --            --             --            --             --
Payable to mutual funds and portfolios
   for investments purchased                     1,836             --         2,520             --         1,115             --
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                2,221            143         2,791             81         1,384              9
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
   accumulation period                         386,113        153,616       265,899         89,943       254,471          9,510
Net assets applicable to contracts in
   payment period                                   --             --            --             --         3,978             --
---------------------------------------------------------------------------------------------------------------------------------
Total net assets                           $   386,113    $   153,616   $   265,899    $    89,943   $   258,449   $      9,510
=================================================================================================================================
Accumulation units outstanding                 601,142        238,912       324,402        109,704       293,016         10,936
=================================================================================================================================
Net asset value per accumulation unit      $      0.64    $      0.64   $      0.82    $      0.82   $      0.87   $       0.87
=================================================================================================================================

See accompanying notes to financial statements.

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                            -------------------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                  PSTR1          PSTR2         PSUT1          PSUT2         PGIN1         PGIN2
ASSETS

Investments in shares of mutual funds
  and portfolios:
   at cost                                 $    1,942,793   $   256,655   $   104,595    $    48,573   $   935,028   $    312,837
                                            -------------------------------------------------------------------------------------
   at market value                         $    1,953,153   $   260,370   $    94,753    $    45,852   $   918,483   $    305,610
Dividends receivable                                   --            --            --             --            --             --
Accounts receivable from American
   Enterprise Life for contract
   purchase payments                                7,488            --            --             --         7,946             --
Receivable from mutual funds and
   portfolios for share redemptions                 1,951           235            95             44           892            319
---------------------------------------------------------------------------------------------------------------------------------
Total assets                                    1,962,592       260,605        94,848         45,896       927,321        305,929
=================================================================================================================================

LIABILITIES

Payable to American Enterprise Life for:
   Mortality and expense risk fee                   1,717           204            84             38           785            277
   Issue and administrative expense charge            234            31            11              6           107             42
   Contract terminations                               --            --            --             --            --             --
Payable to mutual funds and portfolios
   for investments purchased                        7,488            --            --             --         7,946             --
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   9,439           235            95             44         8,838            319
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
   accumulation period                          1,953,153       260,370        94,753         45,852       918,483        305,610
Net assets applicable to contracts in
   payment period                                      --            --            --             --            --             --
---------------------------------------------------------------------------------------------------------------------------------
Total net assets                           $    1,953,153   $   260,370   $    94,753    $    45,852   $   918,483   $    305,610
=================================================================================================================================
Accumulation units outstanding                  1,861,342       247,869       126,281         61,027       963,282        319,822
=================================================================================================================================
Net asset value per accumulation unit      $         1.05   $      1.05   $      0.75    $      0.75   $      0.95   $       0.96
=================================================================================================================================

See accompanying notes to financial statements.

                                                            SEGREGATED ASSET SUBACCOUNTS
                                            ---------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                  PIGR1           PIGR2          PVIS1           PVIS2
ASSETS

Investments in shares of mutual funds
  and portfolios:
   at cost                                 $    5,499,292  $      172,504  $   4,781,996   $     101,465
                                            ---------------------------------------------------------------
   at market value                         $    4,269,371  $      155,672  $   3,271,791   $      83,982
Dividends receivable                                   --              --             --              --
Accounts receivable from American
   Enterprise Life for contract
   purchase payments                                3,935              --          1,334              --
Receivable from mutual funds and
   portfolios for share redemptions                 4,472             145          3,413              78
-----------------------------------------------------------------------------------------------------------
Total assets                                    4,277,778         155,817      3,276,538          84,060
===========================================================================================================

LIABILITIES
Payable to American Enterprise Life for:
   Mortality and expense risk fee                   3,935             126          3,003              68
   Issue and administrative expense charge            537              19            410              10
   Contract terminations                               --              --             --              --
Payable to mutual funds and portfolios
   for investments purchased                        3,935              --          1,334              --
-----------------------------------------------------------------------------------------------------------
Total liabilities                                   8,407             145          4,747              78
-----------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
   accumulation period                          4,256,362         155,672      3,263,337          83,982
Net assets applicable to contracts in
   payment period                                  13,009              --          8,454              --
-----------------------------------------------------------------------------------------------------------
Total net assets                           $    4,269,371  $      155,672  $   3,271,791   $      83,982
===========================================================================================================
Accumulation units outstanding                  4,730,889         172,640      4,035,168         103,683
===========================================================================================================
Net asset value per accumulation unit      $         0.90  $         0.90  $        0.81   $        0.81
===========================================================================================================


See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                           ---------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001                  PCMG1         PCMG2         PDEI1         PDEI2         PEMK1         PEMK2
INVESTMENT INCOME

Dividend income from mutual funds and
   portfolios                               $    25,379   $     2,827   $     2,671   $       238   $         5   $         1
Variable account expenses                        12,071         1,259         3,158           237           209            50
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  13,308         1,568          (487)            1          (204)          (49)
==================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS-- NET

Realized gain (loss) on sales of investments
  in mutual funds and portfolios:
   Proceeds from sales                          333,971       374,773       479,603         3,220        90,956            43
   Cost of investments sold                     333,972       374,772       448,680         3,163        95,332            44
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
   investments                                       (1)            1        30,923            57        (4,376)           (1)
Distributions from capital gains                     --            --            --            --            --            --
Net change in unrealized appreciation
   or depreciation of investments                   (59)           (2)          870            72         2,014           566
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      (60)           (1)       31,793           129        (2,362)          565
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                $    13,248   $     1,567   $    31,306   $       130   $    (2,566)  $       516
==================================================================================================================================

See accompanying notes to financial statements.

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                           ---------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)       PEXI1         PEXI2         PMGD1         PMGD2         PNDM1          PNDM2
INVESTMENT INCOME

Dividend income from mutual funds and
   portfolios                               $    57,284   $     1,224   $     1,687   $     2,096   $     6,170    $        85
Variable account expenses                         6,666           133           901           971        32,623            330
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                   50,618         1,091           786         1,125       (26,453)          (245)
==================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS-- NET

Realized gain (loss) on sales of investments
  in mutual funds and portfolios:
   Proceeds from sales                           16,509         1,147        85,377        62,165       548,441         12,352
   Cost of investments sold                      17,799         1,227        86,875        62,680       651,343         15,376
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
   investments                                   (1,290)          (80)       (1,498)         (515)     (102,902)        (3,024)
Distributions from capital gains                     --            --            --            --            --             --
Net change in unrealized appreciation
   or depreciation of investments               (39,727)         (459)       (2,465)       (4,552)     (331,473)          (907)
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  (41,017)         (539)       (3,963)       (5,067)     (434,375)        (3,931)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                $     9,601   $       552   $    (3,177)  $    (3,942)  $  (460,828)   $    (4,176)
==================================================================================================================================

See accompanying notes to financial statements.

                                                                       SEGREGATED ASSET SUBACCOUNTS
                                           ---------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)      PSPF1         PSPF2           PSCA1          PSCA2        PCAP1          PCAP2
INVESTMENT INCOME

Dividend income from mutual funds and
   portfolios                               $    1,512   $       492     $        --     $       --   $       --    $        --
Variable account expenses                        1,749           508           2,116             70       25,375            491
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                    (237)          (16)         (2,116)           (70)     (25,375)          (491)
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS-- NET

Realized gain (loss) on sales of investments
  in mutual funds and portfolios:
   Proceeds from sales                          36,020         7,514          59,981          2,910      191,740         30,171
   Cost of investments sold                     38,595         8,271          63,883          3,031      244,366         36,177
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
   investments                                  (2,575)         (757)         (3,902)          (121)     (52,626)        (6,006)
Distributions from capital gains                    --            --              --             --      221,162          4,937
Net change in unrealized appreciation
   or depreciation of investments               (6,595)          885           4,081             24     (605,087)        (7,131)
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  (9,170)          128             179            (97)    (436,551)        (8,200)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                $   (9,407)  $       112     $    (1,937)    $     (167)  $ (461,926)   $    (8,691)
==================================================================================================================================

See accompanying notes to financial statements.

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                           ---------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)      PVAL1         PVAL2         PBAL1        PBAL2         PGRI1         PGRI2
INVESTMENT INCOME

Dividend income from mutual funds and
   portfolios                               $    10,877   $       271   $     2,252   $        6   $     1,042   $        62
Variable account expenses                        78,781         1,073         2,072          326         2,259           415
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                  (67,904)         (802)          180         (320)       (1,217)         (353)
==================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS-- NET

Realized gain (loss) on sales of investments
  in mutual funds and portfolios:
   Proceeds from sales                          550,023        53,297        61,567       10,028        16,247        12,693
   Cost of investments sold                     576,975        54,539        65,117       10,532        18,548        13,327
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
   investments                                  (26,952)       (1,242)       (3,550)        (504)       (2,301)         (634)
Distributions from capital gains                166,768         4,151            --           --         3,531           211
Net change in unrealized appreciation
   or depreciation of investments              (994,452)       (6,956)        5,701          (64)       (4,591)          160
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 (854,636)       (4,047)        2,151         (568)       (3,361)         (263)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                $  (922,540)  $    (4,849)  $     2,331   $     (888)  $    (4,578)  $      (616)
==================================================================================================================================

See accompanying notes to financial statements.

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                           ---------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)      PMDC1         PMDC2         PSMC1         PSMC2         PMSS1         PMSS2
INVESTMENT INCOME

Dividend income from mutual funds and
   portfolios                               $        --   $        --   $     5,948   $       339   $       927   $       281
Variable account expenses                        12,434         1,607        22,126         1,251         1,128           290
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                  (12,434)       (1,607)      (16,178)         (912)         (201)           (9)
==================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS -- NET

Realized gain (loss) on sales of investments
  in mutual funds and portfolios:
   Proceeds from sales                          106,951        26,886       150,739        41,137        12,908        11,035
   Cost of investments sold                     110,843        27,757       192,078        46,697        13,948        11,497
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
   investments                                   (3,892)         (871)      (41,339)       (5,560)       (1,040)         (462)
Distributions from capital gains                     --            --            --            --         3,119           945
Net change in unrealized appreciation
   or depreciation of investments                68,189        13,574       (94,204)       10,255          (720)        1,986
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   64,297        12,703      (135,543)        4,695         1,359         2,469
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                $    51,863   $    11,096   $  (151,721)  $     3,783   $     1,158   $     2,460
==================================================================================================================================

See accompanying notes to financial statements.

                                                                    SEGREGATED ASSET SUBACCOUNTS
                                           ---------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)     PINT1         PINT2         PGAA1         PGAA2          PCHY1         PCHY2
INVESTMENT INCOME

Dividend income from mutual funds and
   portfolios                               $       961   $       746   $    11,103   $     3,009    $     8,150   $     2,642
Variable account expenses                           644           246         4,934         1,217          1,594           477
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                      317           500         6,169         1,792          6,556         2,165
==================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS -- NET

Realized gain (loss) on sales of investments
  in mutual funds and portfolios:
   Proceeds from sales                            5,270         4,665        20,559         1,808          8,438        10,837
   Cost of investments sold                       5,739         6,074        21,581         1,927          8,687        11,191
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
   investments                                     (469)       (1,409)       (1,022)         (119)          (249)         (354)
Distributions from capital gains                  7,554         5,861         3,311           787             --            --
Net change in unrealized appreciation
   or depreciation of investments                (9,506)       (8,404)      (31,867)       (5,753)        (3,913)       (1,262)
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   (2,421)       (3,952)      (29,578)       (5,085)        (4,162)       (1,616)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                $    (2,104)  $    (3,452)  $   (23,409)  $    (3,293)   $     2,394   $       549
==================================================================================================================================

See accompanying notes to financial statements.

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                           ---------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)      PEQU1         PEQU2         PGGI1         PGGI2         PHQB1         PHQB2
INVESTMENT INCOME

Dividend income from mutual funds and
   portfolios                               $        --   $        --   $         9   $        19   $    22,126   $    21,375
Variable account expenses                         1,934         1,413           695           497         5,305         4,829
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                   (1,934)       (1,413)         (686)         (478)       16,821        16,546
==================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS -- NET

Realized gain (loss) on sales of investments
  in mutual funds and portfolios:
   Proceeds from sales                           66,830        78,061         4,513           500       128,217        36,488
   Cost of investments sold                      70,991        82,962         4,731           513       127,011        35,822
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
   investments                                   (4,161)       (4,901)         (218)          (13)        1,206           666
Distributions from capital gains                    561         1,121            --            --            --            --
Net change in unrealized appreciation
   or depreciation of investments                 8,449        (4,390)        2,390         3,067            --         3,737
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    4,849        (8,170)        2,172         3,054         1,206         4,403
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                $     2,915   $    (9,583)  $     1,486   $     2,576   $    18,027   $    20,949
==================================================================================================================================

See accompanying notes to financial statements.

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                           ---------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)      PSCG1         PSCG2         PJAG1         PJAG2         PJGT1         PJGT2
INVESTMENT INCOME

Dividend income from mutual funds and
   portfolios                               $        --   $        --   $        --   $        --   $       336   $        64
Variable account expenses                           677            97           683           451           475           107
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     (677)          (97)         (683)         (451)         (139)          (43)
==================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS -- NET

Realized gain (loss) on sales of investments
  in mutual funds and portfolios:
   Proceeds from sales                           11,198            98        12,794        40,553         1,484            98
   Cost of investments sold                      11,329            99        15,514        47,798         2,105           133
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
   investments                                     (131)           (1)       (2,720)       (7,245)         (621)          (35)
Distributions from capital gains                     --            --            --            --            --            --
Net change in unrealized appreciation
   or depreciation of investments                 6,109           776        (8,895)       (5,602)      (11,537)       (4,241)
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    5,978           775       (11,615)      (12,847)      (12,158)       (4,276)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                $     5,301   $       678   $   (12,298)  $   (13,298)  $   (12,297)  $    (4,319)
==================================================================================================================================

See accompanying notes to financial statements.

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                           ---------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)      PJGP1         PJGP2         PSGI1         PSGI2         PSND1         PSND2
INVESTMENT INCOME

Dividend income from mutual funds and
   portfolios                               $        --   $        --   $       144   $        43   $        --   $        --
Variable account expenses                         1,953           802         1,507           309         1,686            40
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  (1,953)         (802)       (1,363)         (266)       (1,686)          (40)
==================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS -- NET

Realized gain (loss) on sales of investments
  in mutual funds and portfolios:
   Proceeds from sales                           35,514         3,137        29,279        39,354         2,901         1,020
   Cost of investments sold                      41,526         3,706        31,897        41,306         3,037         1,143
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
   investments                                   (6,012)         (569)       (2,618)       (1,952)         (136)         (123)
Distributions from capital gains                    208           124           793           240         2,532            90
Net change in unrealized appreciation
   or depreciation of investments               (23,173)      (15,224)      (11,718)        1,072           564           463
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  (28,977)      (15,669)      (13,543)         (640)        2,960           430
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                $   (30,930)  $   (16,471)  $   (14,906)  $      (906)  $     1,274   $       390
==================================================================================================================================

See accompanying notes to financial statements.

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                  ----------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)              PSTR1         PSTR2         PSUT1         PSUT2         PGIN1        PGIN2
INVESTMENT INCOME

Dividend income from mutual funds and
  portfolios                                        $   7,025     $    397     $    1,614     $       4    $    2,958    $    1,358
Variable account expenses                               9,870          961            720           236         5,263         2,213
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                        (2,845)        (564)           894          (232)       (2,305)         (855)
====================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET

Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                85,342        6,955        115,617        80,473        48,984       130,297
    Cost of investments sold                           87,557        7,180        126,456        84,969        49,255       135,530
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales
  of investments                                       (2,215)        (225)       (10,839)       (4,496)         (271)       (5,233)
Distributions from capital gains                       10,429          589          4,251             9         2,181         1,001
Net change in unrealized appreciation or
  depreciation of investments                           9,745        3,707         (9,882)       (2,721)      (23,691)      (11,363)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                         17,959        4,071        (16,470)       (7,208)      (21,781)      (15,595)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         $  15,114     $  3,507     $  (15,576)    $  (7,440)   $  (24,086)   $  (16,450)
====================================================================================================================================

See accompanying notes to financial statements.

                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                      -------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                     PIGR1            PIGR2          PVIS1           PVIS2
INVESTMENT INCOME

Dividend income from mutual funds and portfolios          $      8,753     $       120    $         --    $        --
Variable account expenses                                       44,250             976          33,164            606
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                (35,497)           (856)        (33,164)          (606)
=========================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS -- NET

Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                        171,073          23,186         210,192         13,731
    Cost of investments sold                                   222,584          25,871         326,966         19,164
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (51,511)         (2,685)       (116,774)        (5,433)
Distributions from capital gains                               356,855           4,899         271,241          4,532
Net change in unrealized appreciation or
  depreciation of investments                               (1,078,665)        (15,534)     (1,147,088)       (14,031)
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                (773,321)        (13,320)       (992,621)       (14,932)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                         $   (808,818)    $   (14,176)   $ (1,025,785)   $   (15,538)
=========================================================================================================================

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                             ------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001                        PCMG1         PCMG2        PDEI1         PDEI2        PEMK1        PEMK2
OPERATIONS

Investment income (loss) -- net                 $     13,308   $    1,568   $      (487)   $       1    $    (204)   $     (49)
Net realized gain (loss) on sales of
  investments                                             (1)           1        30,923           57       (4,376)          (1)
Distributions from capital gains                          --           --            --           --           --           --
Net change in unrealized appreciation or
  depreciation of investments                            (59)          (2)          870           72        2,014          566
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                           13,248        1,567        31,306          130       (2,566)         516
=================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                           538,611      302,309       139,247       26,025       34,217        5,457
Net transfers(1)                                   1,985,788       52,776       407,388                       282        3,988
Annuity payments                                          --           --            --           --           --           --
Contract terminations:
    Surrender benefits and contract charges          (22,079)     (51,079)     (477,380)          (1)        (106)          (2)
    Death benefits                                   (92,794)          --            --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                     2,409,526      304,006        69,255       26,024       34,393        9,443
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          366          271       243,860          260          112          112
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $  2,423,140   $  305,844   $   344,421    $  26,414    $  31,939    $  10,071
=================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                   350          259       244,084          260          122          122
Contract purchase payments                           503,480      282,279       142,415       25,897       35,155        6,310
Net transfers(1)                                   1,854,182       48,902       406,604           --          317        4,743
Contract terminations:
    Surrender benefits and contract charges          (20,569)     (47,497)     (451,275)          (1)        (122)          (2)
    Death benefits                                   (87,359)          --            --           --           --           --
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   2,250,084      283,943       341,828       26,156       35,472       11,173
=================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                             ---------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)        PEXI1          PEXI2         PMGD1          PMGD2             PNDM1          PNDM2
OPERATIONS

Investment income (loss) -- net              $    50,618    $    1,091    $       786    $     1,125    $     (26,453)   $     (245)
Net realized gain (loss) on
  sales of investments                            (1,290)          (80)        (1,498)          (515)        (102,902)       (3,024)
Distributions from capital gains                      --            --             --             --               --            --
Net change in unrealized appreciation or
  depreciation of investments                    (39,727)         (459)        (2,465)        (4,552)        (331,473)         (907)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        9,601           552         (3,177)        (3,942)        (460,828)       (4,176)
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                       466,319        28,044         41,054        167,110          607,529        16,499
Net transfers(1)                                  53,086         9,741         94,796         (5,262)       1,266,355        31,930
Annuity payments                                      --            --             --             --           (7,793)           --
Contract terminations:
    Surrender benefits and contract charges       (1,010)           (1)          (231)          (567)        (459,875)       (4,735)
    Death benefits                                    --            --             --             --           (9,657)           --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   518,395        37,784        135,619        161,281        1,396,559        43,694
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  256,973           237          5,530          1,307        2,069,454         9,721
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $   784,969    $   38,573    $   137,972    $   158,646    $   3,005,185    $   49,239
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year           278,460           258          5,329          1,259        1,936,840         9,391
Contract purchase payments                       487,499        29,644         41,698        174,457          687,507        18,045
Net transfers(1)                                  55,990        10,334        103,803         (2,392)       1,355,496        36,954
Contract terminations:
    Surrender benefits and contract charges       (1,053)           (1)          (261)          (596)        (490,439)       (6,530)
    Death benefits                                    --            --             --             --          (11,149)           --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 820,896        40,235        150,569        172,728        3,478,255        57,860
====================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                             ---------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)        PSPF1          PSPF2         PSCA1          PSCA2          PCAP1            PCAP2
OPERATIONS

Investment income (loss) -- net              $      (237)   $       (16)  $    (2,116)   $      (70)   $     (25,375)   $      (491)
Net realized gain (loss) on sales of
  investments                                     (2,575)          (757)       (3,902)         (121)         (52,626)        (6,006)
Distributions from capital gains                      --             --            --            --          221,162          4,937
Net change in unrealized appreciation or
  depreciation of investments                     (6,595)           885         4,081            24         (605,087)        (7,131)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       (9,407)           112        (1,937)         (167)        (461,926)        (8,691)
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                       164,224         26,138        74,236        14,519          656,096         19,795
Net transfers(1)                                 214,288        106,332       123,390        (2,600)       1,454,129         38,283
Annuity payments                                      --             --            --            --               --             --
Contract terminations:
    Surrender benefits and contract charges       (2,007)          (272)         (715)           (1)         (42,508)       (15,595)
    Death benefits                                    --             --            --            --          (17,419)            --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   376,505        132,198       196,911        11,918        2,050,298         42,483
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      113            113        96,953           290        1,227,517         31,795
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $   367,211    $   132,423   $   291,927    $   12,041    $   2,815,889    $    65,587
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year               120            120        84,733           253        1,103,466         28,576
Contract purchase payments                       187,342         29,880        70,450        13,689          734,564         21,464
Net transfers(1)                                 264,652        132,333       121,935        (2,565)       1,575,441         43,524
Contract terminations:
    Surrender benefits and contract charges       (2,403)          (332)         (758)           (1)         (48,474)       (15,829)
    Death benefits                                    --             --            --            --          (19,742)            --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 449,711        162,001       276,360        11,376        3,345,255         77,735
====================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                             ----------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)         PVAL1           PVAL2        PBAL1        PBAL2        PGRI1         PGRI2
OPERATIONS

Investment income (loss) -- net              $     (67,904)  $     (802)  $      180   $    (320)   $   (1,217)   $    (353)
Net realized gain (loss) on sales of
  investments                                      (26,952)      (1,242)      (3,550)       (504)       (2,301)        (634)
Distributions from capital gains                   166,768        4,151           --          --         3,531          211
Net change in unrealized appreciation or
  depreciation of investments                     (994,452)      (6,956)       5,701         (64)       (4,591)         160
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       (922,540)      (4,849)       2,331        (888)       (4,578)        (616)
===============================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                       1,873,268      189,814      151,530      63,238       245,551       29,935
Net transfers(1)                                 3,183,434       37,182      109,645      (7,101)       50,765       47,435
Annuity payments                                    (8,665)          --           --          --            --           --
Contract terminations:
    Surrender benefits and contract charges       (157,811)        (553)      (1,126)         (1)       (1,203)          (1)
    Death benefits                                 (27,521)          --           --          --            --           --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   4,862,705      226,443      260,049      56,136       295,113       77,369
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  4,481,502          241       63,581         187        83,031        2,646
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $   8,421,667   $  221,835   $  325,961   $  55,435    $  373,566    $  79,399
===============================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year           4,768,669          257       66,212         195        85,110        2,710
Contract purchase payments                       2,226,586      223,886      164,868      67,154       284,144       33,082
Net transfers(1)                                 3,588,051       50,056      119,900      (7,996)       57,342       54,420
Contract terminations:
    Surrender benefits and contract charges       (197,315)        (667)      (1,220)         (1)       (1,350)          (1)
    Death benefits                                 (33,942)          --           --          --            --           --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                10,352,049      273,532      349,760      59,352       425,246       90,211
===============================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                             ---------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)          PMDC1          PMDC2            PSMC1         PSMC2          PMSS1         PMSS2
OPERATIONS

Investment income (loss) -- net              $     (12,434)  $    (1,607)   $     (16,178)  $      (912)   $      (201)  $       (9)
Net realized gain (loss) on sales of
  investments                                       (3,892)         (871)         (41,339)       (5,560)        (1,040)        (462)
Distributions from capital gains                        --            --               --            --          3,119          945
Net change in unrealized appreciation
  or depreciation of investments                    68,189        13,574          (94,204)       10,255           (720)       1,986
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         51,863        11,096         (151,721)        3,783          1,158        2,460
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                         857,983       100,907          916,632        57,133        125,964        6,982
Net transfers(1)                                   717,729       198,726        1,089,826       193,699        180,043       61,433
Annuity payments                                      (223)           --           (1,996)           --             --           --
Contract terminations:
    Surrender benefits and contract charges         (6,784)      (13,694)         (12,134)      (15,036)          (110)          (1)
    Death benefits                                      --            --           (3,666)           --             --           --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   1,568,705       285,939        1,988,662       235,796        305,897       68,414
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    335,409        18,396        1,047,234        25,218            402        5,754
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $   1,955,977   $   315,431    $   2,884,175   $   264,797    $   307,457   $   76,628
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year             205,506        11,257          854,767        20,864            347        4,978
Contract purchase payments                         573,560        66,963          929,167        53,904        102,958        5,998
Net transfers(1)                                   481,045       133,058        1,076,833       199,638        148,365       51,586
Contract terminations:
    Surrender benefits and contract charges         (6,135)       (9,213)         (12,748)      (12,957)           (89)          (1)
    Death benefits                                      --            --           (3,898)           --             --           --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 1,253,976       202,065        2,844,121       261,449        251,581       62,561
====================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                        SEGREGATED ASSET SUBACCOUNTS
                                             -----------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)        PINT1         PINT2          PGAA1         PGAA2         PCHY1       PCHY2
OPERATIONS

Investment income (loss) -- net              $      317    $      500    $     6,169   $     1,792   $    6,556    $    2,165
Net realized gain (loss) on sales of
  investments                                      (469)       (1,409)        (1,022)         (119)        (249)         (354)
Distributions from capital gains                  7,554         5,861          3,311           787           --            --
Net change in unrealized appreciation or
  depreciation of investments                    (9,506)       (8,404)       (31,867)       (5,753)      (3,913)       (1,262)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      (2,104)       (3,452)       (23,409)       (3,293)       2,394           549
================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                       89,206        15,951        278,531        81,753      231,175        68,832
Net transfers(1)                                 26,214           573        531,284       150,977       59,363         7,902
Annuity payments                                     --            --             --            --           --            --
Contract terminations:
    Surrender benefits and contract charges         (23)         (372)       (17,757)          (10)      (4,275)           (2)
    Death benefits                                   --            --             --            --           --            --
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  115,397        16,152        792,058       232,720      286,263        76,732
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  17,797        13,569            115           115          122           122
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $  131,090    $   26,269    $   768,764   $   229,542   $  288,779    $   77,403
================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year           16,372        12,464            120           120          120           120
Contract purchase payments                      100,861        15,822        308,504        95,346      218,342        65,015
Net transfers(1)                                 28,146         1,150        588,824       166,144       56,123         7,341
Contract terminations:
    Surrender benefits and contract charges         (26)         (377)       (20,404)          (11)      (3,970)           (2)
    Death benefits                                   --            --             --            --           --            --
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                145,353        29,059        877,044       261,599      270,615        72,474
================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                             -----------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)        PEQU1         PEQU2          PGGI1         PGGI2         PHQB1        PHQB2
OPERATIONS

Investment income (loss) -- net              $   (1,934)   $    (1,413)   $     (686)   $     (478)   $   16,821   $   16,546
Net realized gain (loss) on sales of
  investments                                    (4,161)        (4,901)         (218)          (13)        1,206          666
Distributions from capital gains                    561          1,121            --            --            --           --
Net change in unrealized appreciation or
  depreciation of investments                     8,449         (4,390)        2,390         3,067            --        3,737
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       2,915         (9,583)        1,486         2,576        18,027       20,949
================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                      399,277        194,010       134,338        80,121       676,851      378,604
Net transfers(1)                                 83,858         55,542        31,173        71,901       251,459      571,132
Annuity payments                                     --             --            --            --            --           --
Contract terminations:
    Surrender benefits and contract charges      (3,842)        (3,006)         (878)           (2)       (1,974)     (22,351)
    Death benefits                                   --             --            --            --            --           --
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  479,293        246,546       164,633       152,020       926,336      927,385
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  11,741          1,468           125           124           125          125
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $  493,949    $   238,431    $  166,244    $  154,720    $  944,488   $  948,459
================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year           12,313          1,545           120           119           120          120
Contract purchase payments                      521,923        249,951       135,743        83,165       630,944      352,852
Net transfers(1)                                111,613         61,501        32,972        72,796       229,980      528,976
Contract terminations:
    Surrender benefits and contract charges      (5,045)        (3,905)         (932)           (2)       (1,814)     (20,248)
    Death benefits                                   --             --            --            --            --           --
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                640,804        309,092       167,903       156,078       859,230      861,700
================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                 -----------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)               PSCG1        PSCG2        PJAG1         PJAG2        PJGT1         PJGT2
OPERATIONS

Investment income (loss) -- net                     $     (677)  $      (97)  $      (683)  $     (451)  $     (139)   $     (43)
Net realized gain (loss) on sales of investments          (131)          (1)       (2,720)      (7,245)        (621)         (35)
Distributions from capital gains                            --           --            --           --           --           --
Net change in unrealized appreciation or
  depreciation of investments                            6,109          776        (8,895)      (5,602)     (11,537)      (4,241)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                        5,301          678       (12,298)     (13,298)     (12,297)      (4,319)
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                              76,483       12,742        74,725       33,504       52,369       15,145
Net transfers(1)                                        11,664        4,664        73,669       65,473       17,740        1,298
Annuity payments                                            --           --            --           --           --           --
Contract terminations:
    Surrender benefits and contract charges               (109)          (2)       (3,735)        (290)        (339)          (1)
    Death benefits                                          --           --            --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          88,038       17,404       144,659       98,687       69,770       16,442
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         16,223          114            90           90           87           87
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $  109,562   $   18,196   $   132,451   $   85,479   $   57,560    $  12,210
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                  17,043          120           118          118          121          121
Contract purchase payments                              86,391       13,910       144,363       52,273       90,618       24,311
Net transfers(1)                                        13,545        5,358       154,907      136,060       38,671        2,815
Contract terminations:
    Surrender benefits and contract charges               (120)          (2)       (8,159)        (593)        (699)          (2)
    Death benefits                                          --           --            --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       116,859       19,386       291,229      187,858      128,711       27,245
====================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                             -----------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)          PJGP1         PJGP2          PSGI1       PSGI2         PSND1        PSND2
OPERATIONS

Investment income (loss) -- net                $   (1,953)   $     (802)   $    (1,363)  $    (266)   $   (1,686)   $     (40)
Net realized gain (loss) on sales of
  investments                                      (6,012)         (569)        (2,618)     (1,952)         (136)        (123)
Distributions from capital gains                      208           124            793         240         2,532           90
Net change in unrealized appreciation or
  depreciation of investments                     (23,173)      (15,224)       (11,718)      1,072           564          463
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       (30,930)      (16,471)       (14,906)       (906)        1,274          390
================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                        307,897        87,914        241,999       9,842       129,065        1,941
Net transfers(1)                                  110,189        82,251         24,535      80,694        97,859        7,069
Annuity payments                                       --            --             --          --          (397)          --
Contract terminations:
    Surrender benefits and contract charges        (1,147)         (182)        (1,193)         (5)       (1,735)          (2)
    Death benefits                                     --            --             --          --            --           --
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                    416,939       169,983        265,341      90,531       224,792        9,008
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       104           104         15,464         318        32,383          112
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $  386,113    $  153,616    $   265,899   $  89,943    $  258,449    $   9,510
================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                120           120         15,641         321        34,887          120
Contract purchase payments                        435,283       112,531        280,043       9,845       147,654        1,921
Net transfers(1)                                  167,436       126,546         30,128      99,544       117,628        8,897
Contract terminations:
    Surrender benefits and contract charges        (1,697)         (285)        (1,410)         (6)       (7,153)          (2)
    Death benefits                                     --            --             --          --            --           --
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  601,142       238,912        324,402     109,704       293,016       10,936
================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                ------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)               PSTR1          PSTR2         PSUT1       PSUT2         PGIN1       PGIN2

OPERATIONS

Investment income (loss) -- net                     $     (2,845)  $     (564)   $      894   $    (232)   $   (2,305)  $     (855)
Net realized gain (loss) on sales of
  investments                                             (2,215)        (225)      (10,839)     (4,496)         (271)      (5,233)
Distributions from capital gains                          10,429          589         4,251           9         2,181        1,001
Net change in unrealized appreciation or
  depreciation of investments                              9,745        3,707        (9,882)     (2,721)      (23,691)     (11,363)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               15,114        3,507       (15,576)     (7,440)      (24,086)     (16,450)
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                             1,070,360       82,005        64,791     130,788       396,851      295,755
Net transfers(1)                                         881,412      173,317        38,662     (77,204)      398,967      (22,430)
Annuity payments                                              --           --            --          --            --           --
Contract terminations:
    Surrender benefits and contract charges              (28,231)        (269)         (344)       (412)       (3,916)     (12,566)
    Death benefits                                        (9,792)          --            --          --            --           --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         1,913,749      255,053       103,109      53,172       791,902      260,759
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           24,290        1,810         7,220         120       150,667       61,301
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $  1,953,153   $  260,370    $   94,753   $  45,852    $  918,483   $  305,610
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                    22,867        1,704         7,178         119       146,043       59,354
Contract purchase payments                             1,029,091       78,742        69,927     148,612       405,472      297,351
Net transfers(1)                                         846,446      167,682        49,583     (87,223)      415,841      (24,151)
Contract terminations:
    Surrender benefits and contract charges              (27,533)        (259)         (407)       (481)       (4,074)     (12,732)
    Death benefits                                        (9,529)          --            --          --            --           --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       1,861,342      247,869       126,281      61,027       963,282      319,822
====================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                                         -----------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                     PIGR1          PIGR2         PVIS1            PVIS2
OPERATIONS

Investment income (loss) -- net                                          $    (35,497)   $     (856)  $     (33,164)   $     (606)
Net realized gain (loss) on sales of investments                              (51,511)       (2,685)       (116,774)       (5,433)
Distributions from capital gains                                              356,855         4,899         271,241         4,532
Net change in unrealized appreciation or depreciation of investments       (1,078,665)      (15,534)     (1,147,088)      (14,031)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations              (808,818)      (14,176)     (1,025,785)      (15,538)
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                                  1,091,340        45,756         755,000        28,902
Net transfers(1)                                                            1,176,748       104,223       1,364,562        53,772
Annuity payments                                                               (2,347)           --          (1,701)           --
Contract terminations:
   Surrender benefits and contract charges                                    (43,016)      (14,606)        (38,964)       (6,489)
   Death benefits                                                             (14,376)           --         (11,196)           --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                              2,208,349       135,373       2,067,701        76,185
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                             2,869,840        34,475       2,229,875        23,335
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                $  4,269,371    $  155,672   $   3,271,791    $   83,982
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                      2,473,705        30,004       1,798,081        18,926
Contract purchase payments                                                  1,136,371        46,274         817,851        30,695
Net transfers(1)                                                            1,181,046       109,970       1,487,061        62,143
Contract terminations:
   Surrender benefits and contract charges                                    (45,164)      (13,608)        (54,736)       (8,081)
   Death benefits                                                             (15,069)           --         (13,089)           --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                            4,730,889       172,640       4,035,168       103,683
====================================================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2000                                  PCMG1       PCMG2         PDEI1       PDEI2     PEMK1(1)    PEMK2(1)
OPERATIONS

Investment income (loss) -- net                             $     14    $      11    $      (61)   $    (1)   $    --     $   --
Net realized gain (loss) on investments                           --           --            49         --         --         --
Net change in unrealized appreciation or depreciation of
   investments                                                    (3)          (1)        8,446         (5)        (8)        (8)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                     11           10         8,434         (6)        (8)        (8)
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                        94           --        14,575         --        120        120
Net transfers(2)                                                  --           --       220,913         --         --         --
Annuity payments                                                  --           --            --         --         --         --
Contract terminations:
   Surrender benefits and contract charges                        (1)          (1)         (329)        (1)        --         --
   Death benefits                                                 --           --            --         --         --         --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    93           (1)      235,159         (1)       120        120
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  262          262           267        267         --         --
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                   $    366    $     271    $  243,860    $   260    $   112     $  112
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                           260          260           262        262         --         --
Contract purchase payments                                        91           --        14,864         --        122        122
Net transfers(2)                                                  --           --       229,295         --         --         --
Contract terminations:
   Surrender benefits and contract charges                        (1)          (1)         (337)        (2)        --         --
   Death benefits                                                 --           --            --         --         --         --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 350          259       244,084        260        122        122
====================================================================================================================================

(1)  For the period Oct. 23, 2000 (commencement of operations) to Dec. 31, 2000.


(2)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.


See accompanying notes to financial statements.

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                    ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2000                            PEXI1        PEXI2        PMGD1        PMGD2          PNDM1         PNDM2
OPERATIONS

Investment income (loss) -- net                     $    10,022    $       23   $      375   $       19    $    116,826   $    698
Net realized gain (loss) on investments                     (83)           --           --           --          (7,257)        (1)
Net change in unrealized appreciation or
   depreciation of investments                          (28,381)          (52)        (412)         (18)       (341,143)    (1,278)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                      (18,442)          (29)         (37)           1        (231,574)      (581)
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                              252,469            --        5,289        1,028       1,244,404   $ 10,007
Net transfers(1)                                         22,973            --           --           --       1,073,929         --
Annuity payments                                             --            --           --           --         (10,499)        --
Contract terminations:
   Surrender benefits and contract charges                 (294)           (1)          (1)          (1)         (7,102)        (1)
   Death benefits                                            --            --           --           --              --         --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          275,148            (1)       5,288        1,027       2,300,732     10,006
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             267           267          279          279             296        296
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $   256,973    $      237   $    5,530   $    1,307    $  2,069,454   $  9,721
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                      259           259          259          259             257        257
Contract purchase payments                              254,701            --        5,071        1,001       1,081,501      9,135
Net transfers(1)                                         23,793            --           --           --         967,900         --
Contract terminations:
   Surrender benefits and contract charges                 (293)           (1)          (1)          (1)       (112,818)        (1)
   Death benefits                                            --            --           --           --              --         --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        278,460           258        5,329        1,259       1,936,840      9,391
===================================================================================================================================


(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.


See accompanying notes to financial statements.

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                   ---------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2000                        PSPF1(1)     PSPF2(1)        PSCA1          PSCA2           PCAP1        PCAP2
OPERATIONS

Investment income (loss) -- net                    $       1    $       1    $      2,088    $        5    $     24,756   $   1,038
Net realized gain (loss) on investments                   --           --             (43)            1               2      (1,775)
Net change in unrealized appreciation or
   depreciation of investments                            (8)          (8)         (4,317)            3        (231,649)     (5,431)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                        (7)          (7)         (2,272)            9        (206,891)     (6,168)
====================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                               120          120          93,659            --         854,308      30,313
Net transfers(2)                                          --           --           5,579            --         587,436       8,766
Annuity payments                                          --           --              --            --              --          --
Contract terminations:
   Surrender benefits and contract charges                --           --            (295)           (1)         (7,653)     (1,433)
   Death benefits                                         --           --              --            --              --          --
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           120          120          98,943            (1)      1,434,091      37,646
------------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           --           --             282           282             317         317
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $     113    $     113    $     96,953    $      290    $  1,227,517   $  31,795
====================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                    --           --             254           254             251         251
Contract purchase payments                               120          120          79,512            --         672,993      22,478
Net transfers(2)                                          --           --           5,253            --         464,694       7,038
Contract terminations:
   Surrender benefits and contract charges                --           --            (286)           (1)        (34,472)     (1,191)
   Death benefits                                         --           --              --            --              --          --
------------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         120          120          84,733           253       1,103,466      28,576
====================================================================================================================================

(1)  For the period Oct. 23, 2000 (commencement of operations) to Dec. 31, 2000.


(2)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.


See accompanying notes to financial statements.

                                                                 SEGREGATED ASSET SUBACCOUNTS
                                      ------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2000             PVAL1          PVAL2          PBAL1          PBAL2          PGRI1          PGRI2
OPERATIONS

Investment income (loss) -- net       $    172,907   $          8   $       (206)  $          8   $       (218)  $         (6)
Net realized gain (loss) on
   investments                              17,467             --            (10)            --            (61)          (184)
Net change in unrealized
   appreciation or
   depreciation of investments            (684,808)           (53)        (3,334)           (19)        (2,575)           (63)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
   assets resulting from
   operations                             (494,434)           (45)        (3,550)           (11)        (2,854)          (253)
================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments               3,442,592             --         56,413             --         86,500             --
Net transfers(1)                         1,564,163             --         10,520             --             10          2,700
Annuity payments                           (10,265)            --             --             --             --             --
Contract terminations:
   Surrender benefits and
      contract charges                     (20,841)            (1)            (1)            (1)          (825)            (1)
   Death benefits                               --             --             --             --             --             --
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
   contract transactions                 4,975,649             (1)        66,932             (1)        85,685          2,699
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                287            287            199            199            200            200
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year             $  4,481,502   $        241   $     63,581   $        187   $     83,031   $      2,646
================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning
   of year                                     258            258            196            196            195            195
Contract purchase payments               3,232,384             --         55,386             --         85,775             --
Net transfers(1)                         1,664,900             --         10,631             --             --          2,516
Contract terminations:
   Surrender benefits and
      contract charges                    (128,873)            (1)            (1)            (1)          (860)            (1)
   Death benefits                               --             --             --             --             --             --
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year         4,768,669            257         66,212            195         85,110          2,710
================================================================================================================================


(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.


See accompanying notes to financial statements.

                                                                   SEGREGATED ASSET SUBACCOUNTS
                                      ------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2000             PMDC1          PMDC2          PSMC1          PSMC2          PMSS1          PMSS2
OPERATIONS

Investment income (loss) -- net       $        180   $        (14)  $     (3,353)  $        (64)  $         11   $        (26)
Net realized gain (loss) on
   investments                                  10             (8)        (1,067)          (185)            --              2
Net change in unrealized
   appreciation or
   depreciation of investments              12,755            706       (173,780)        (4,595)            30            549
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
   assets resulting from
   operations                               12,945            684       (178,200)        (4,844)            41            525
================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                 267,655         19,151        894,888         23,504             93          4,961
Net transfers(1)                            55,194             --        340,814          7,668             --             --
Annuity payments                                --             --         (3,003)            --             --             --
Contract terminations:
   Surrender benefits and
      contract charges                        (618)        (1,672)        (7,614)        (1,459)            (1)            (1)
   Death benefits                               --             --             --             --             --             --
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
   contract transactions                   322,231         17,479      1,225,085         29,713             92          4,960
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                233            233            349            349            269            269
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year             $    335,409   $     18,396   $  1,047,234   $     25,218   $        402   $      5,754
================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning
   of year                                     188            188            243            243            260            260
Contract purchase payments                 170,598         12,143        626,807         16,003             88          4,719
Net transfers(1)                            35,124             --        256,806          5,746             --             --
Contract terminations:
   Surrender benefits and
      contract charges                        (404)        (1,074)       (29,089)        (1,128)            (1)            (1)
   Death benefits                               --             --             --             --             --             --
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of
   year                                    205,506         11,257        854,767         20,864            347          4,978
================================================================================================================================


(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.


See accompanying notes to financial statements.

                                                                   SEGREGATED ASSET SUBACCOUNTS
                                      ------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2000             PINT1          PINT2         PGAA1(1)       PGAA2(1)       PCHY1(1)       PCHY2(1)
OPERATIONS

Investment income (loss) -- net       $        (25)  $        (19)  $          3   $          3   $          2   $          2
Net realized gain (loss) on
   investments                                  (2)            (1)            --             --             --             --
Net change in unrealized
   appreciation or
   depreciation of investments                (147)           328             (8)            (8)             1              1
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
   assets resulting from
   operations                                 (174)           308             (5)            (5)             3              3
================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                  13,882         13,014            120            120            119            119
Net transfers(2)                             3,804            (38)            --             --             --             --
Annuity payments                                --             --             --             --             --             --
Contract terminations:
   Surrender benefits and
      contract charges                          (1)            (1)            --             --             --             --
   Death benefits                               --             --             --             --             --             --
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
   contract transactions                    17,685         12,975            120            120            119            119
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                286            286             --             --             --             --
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year             $     17,797   $     13,569   $        115   $        115   $        122   $        122
================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning
   of year                                     254            254             --             --             --             --
Contract purchase payments                  12,562         12,211            120            120            120            120
Net transfers(2)                             3,557             --             --             --             --             --
Contract terminations:
   Surrender benefits and
      contract charges                          (1)            (1)            --             --             --             --
   Death benefits                               --             --             --             --             --             --
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of
   year                                     16,372         12,464            120            120            120            120
================================================================================================================================

(1)  For the period Oct. 23, 2000 (commencement of operations) to Dec. 31, 2000.


(2)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.


See accompanying notes to financial statements.

                                                                  SEGREGATED ASSET SUBACCOUNTS
                                      ------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2000            PEQU1(1)       PEQU2(1)       PGGI1(1)       PGGI2(1)       PHQB1(1)       PHQB2(1)
OPERATIONS

Investment income (loss) -- net       $        837   $          7   $           1  $           1  $           1  $           1
Net realized gain (loss) on
   investments                                  (1)            --              --             --             --             --
Net change in unrealized
   appreciation or
   depreciation of investments                (989)           (13)              4              3              4              4
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
   assets resulting from
   operations                                 (153)            (6)              5              4              5              5
================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                  11,894            120             120            120            120            120
Net transfers(2)                                --          1,354              --             --             --             --
Annuity payments                                --             --              --             --             --             --
Contract terminations:
   Surrender benefits and
      contract charges                          --             --              --             --             --             --
   Death benefits                               --             --              --             --             --             --
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
   contract transactions                    11,894          1,474             120            120            120            120
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 --             --              --             --             --             --
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year             $     11,741   $      1,468   $         125  $         124  $         125  $         125
================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning
   of year                                      --             --              --             --             --             --
Contract purchase payments                  12,313            120             120            119            120            120
Net transfers(2)                                --          1,425              --             --             --             --
Contract terminations:
   Surrender benefits and
      contract charges                          --             --              --             --             --             --
   Death benefits                               --             --              --             --             --             --
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of
   year                                     12,313          1,545             120            119            120            120
================================================================================================================================

(1)  For the period Oct. 23, 2000 (commencement of operations) to Dec. 31, 2000.


(2)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.


See accompanying notes to financial statements.

                                                                   SEGREGATED ASSET SUBACCOUNTS
                                      ------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2000            PSCG1(1)       PSCG2(1)       PJAG1(1)       PJAG2(1)       PJGT1(1)       PJGT2(1)
OPERATIONS

Investment income (loss) -- net       $      1,045   $          7   $         --   $         --   $          1   $          1
Net realized gain (loss) on
   investments                                  --             --             --             --             --             --
Net change in unrealized
   appreciation or
   depreciation of investments                (284)           (13)           (30)           (30)           (33)           (33)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
   assets resulting from
   operations                                  761             (6)           (30)           (30)           (32)           (32)
================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                  15,462            120            120            120            119            119
Net transfers(2)                                --             --             --             --             --             --
Annuity payments                                --             --             --             --             --             --
Contract terminations:
   Surrender benefits and
      contract charges                          --             --             --             --             --             --
   Death benefits                               --             --             --             --             --             --
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
   contract transactions                    15,462            120            120            120            119            119
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 --             --             --             --             --             --
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year             $     16,223   $        114   $         90   $         90   $         87   $         87
================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning
   of year                                      --             --             --             --             --             --
Contract purchase payments                  17,043            120            118            118            121            121
Net transfers(2)                                --             --             --             --             --             --
Contract terminations:
   Surrender benefits and
      contract charges                          --             --             --             --             --             --
   Death benefits                               --             --             --             --             --             --
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of
   year                                     17,043            120            118            118            121            121
================================================================================================================================

(1)  For the period Oct. 23, 2000 (commencement of operations) to Dec. 31, 2000.


(2)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.


See accompanying notes to financial statements.

                                                                    SEGREGATED ASSET SUBACCOUNTS
                                      ------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2000            PJGP1(1)       PJGP2(1)       PSGI1(1)       PSGI2(1)       PSND1(2)       PSND2(1)
OPERATIONS

Investment income (loss) -- net       $         --   $         --   $         (8)  $         (1)  $         (28) $          --
Net realized gain (loss) on
   investments                                  --             --             --             --               2             --
Net change in unrealized
   appreciation or
   depreciation of investments                 (16)           (16)           157             (1)          2,450             (8)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
   assets resulting from
   operations                                  (16)           (16)           149             (2)          2,424             (8)
================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                     120            120         15,315            320          20,320            120
Net transfers(3)                                --             --             --             --           9,639             --
Annuity payments                                --             --             --             --              --             --
Contract terminations:
   Surrender benefits and
      contract charges                          --             --             --             --              --             --
   Death benefits                               --             --             --             --              --             --
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
   contract transactions                       120            120         15,315            320          29,959            120
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 --             --             --             --              --             --
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year             $        104   $        104   $     15,464   $        318   $      32,383  $         112
================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning
   of year                                      --             --             --             --              --             --
Contract purchase payments                     120            120         15,641            321          24,133            120
Net transfers(3)                                --             --             --             --          10,754             --
Contract terminations:
   Surrender benefits and
      contract charges                          --             --             --             --              --             --
   Death benefits                               --             --             --             --              --             --
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of
   year                                        120            120         15,641            321          34,887            120
================================================================================================================================

(1)  For the period Oct. 23, 2000 (commencement of operations) to Dec. 31, 2000.
(2)  For the period May 30, 2000 (commencement of operations) to Dec. 31. 2000.


(3)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.


See accompanying notes to financial statements.

                                                                   SEGREGATED ASSET SUBACCOUNTS
                                      ------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2000            PSTR1(1)       PSTR2(2)       PSUT1(2)       PSUT2(2)         PGIN1         PGIN2
OPERATIONS

Investment income (loss) -- net       $        (19)  $         --   $         (4)  $         --   $       (543) $       (203)
Net realized gain (loss) on
   investments                                  --             --             --             --              15             9
Net change in unrealized
   appreciation or
   depreciation of investments                 615              8             40             --           7,152         4,141
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
   assets resulting from
   operations                                  596              8             36             --           6,624         3,947
================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                  22,743            120          7,184            120         123,688        49,296
Net transfers(3)                               951          1,682             --             --          20,152         7,805
Annuity payments                                --             --             --             --              --            --
Contract terminations:
   Surrender benefits and
      contract charges                          --             --             --             --             (51)           (1)
   Death benefits                               --             --             --             --              --            --
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
   contract transactions                    23,694          1,802          7,184            120         143,789        57,100
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 --             --             --             --             254           254
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year             $     24,290   $      1,810   $      7,220   $        120   $    150,667  $      61,301
================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning
   of year                                      --             --             --             --             262           262
Contract purchase payments                  21,956            120          7,178            119         125,139        51,099
Net transfers(3)                               911          1,583             --             --          20,694         7,994
Contract terminations:
   Surrender benefits and
      contract charges                          --             --             --             --             (52)           (1)
   Death benefits                               --             --             --             --              --            --
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of
   year                                     22,867          1,703          7,178            119         146,043        59,354
================================================================================================================================

(1)  For the period May 30, 2000 (commencement of operations) to Dec. 31, 2000.
(2)  For the period Oct. 23, 2000 (commencement of operations) to Dec. 31, 2000.


(3)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.


See accompanying notes to financial statements.

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                 -------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2000                           PIGR1               PIGR2               PVIS1               PVIS2
OPERATIONS

Investment income (loss) -- net                  $         (11,274)  $            (145)  $          (8,498)  $             (84)
Net realized gain (loss) on investments                     (2,473)               (121)             (8,595)                 (6)
Net change in unrealized appreciation
   or depreciation of investments                         (151,320)             (1,354)           (363,162)             (3,491)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                              (165,067)             (1,620)           (380,255)             (3,581)
================================================================================================================================
CONTRACT TRANSACTIONS

Contract purchase payments                               2,218,356              35,928           1,959,558              12,839
Net transfers(1)                                           836,381               1,286             668,814              13,749
Annuity payments                                            (2,881)                 --              (3,067)                 --
Contract terminations:
   Surrender benefits and contract charges                 (12,027)             (1,443)            (11,176)                 (1)
   Death benefits                                           (5,246)                 --              (4,328)                 --
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
   transactions                                          3,034,583              35,771           2,609,801              26,587
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                324                 324                 329                 329
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $       2,869,840   $          34,475   $       2,229,875   $          23,335
================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                         252                 252                 253                 253
Contract purchase payments                               1,804,874              29,939           1,354,481               8,764
Net transfers(1)                                           713,250               1,098             491,556               9,910
Contract terminations:
   Surrender benefits and contract charges                 (39,803)             (1,285)            (44,344)                 (1)
   Death benefits                                           (4,868)                 --              (3,865)                 --
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         2,473,705              30,004           1,798,081              18,926
================================================================================================================================


(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.


See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

American Enterprise Variable Annuity Account (the Account) was established under Indiana law on July 15, 1987 and the subaccounts are registered together as a single unit investment trust of American Enterprise Life Insurance Company (American Enterprise Life) under the Investment Company Act of 1940, as amended (the 1940 Act). Operations of the Account commenced on Feb. 21, 1995.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following mutual funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as diversified, open-end management investment companies and have the following investment managers.


SUBACCOUNT        INVESTS EXCLUSIVELY IN SHARES OF                                  INVESTMENT MANAGER
PCMG1             AXP(R) Variable Portfolio - Cash Management Fund                  IDS Life Insurance Company(1)
PCMG2

PDEI1             AXP(R) Variable Portfolio - Diversified Equity Income Fund        IDS Life Insurance Company(1)
PDEI2

PEMK1             AXP(R) Variable Portfolio - Emerging Markets Fund                 IDS Life Insurance Company(2)
PEMK2

PEXI1             AXP(R) Variable Portfolio - Extra Income Fund                     IDS Life Insurance Company(1)
PEXI2

PMGD1             AXP(R) Variable Portfolio - Managed Fund                          IDS Life Insurance Company(1)
PMGD2

PNDM1             AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                IDS Life Insurance Company(1)
PNDM2

PSPF1             AXP(R) Variable Portfolio - S&P 500 Index Fund                    IDS Life Insurance Company(1)
PSPF2

PSCA1             AXP(R) Variable Portfolio - Small Cap Advantage Fund              IDS Life Insurance Company(3)
PSCA2

PCAP1             AIM V.I. Capital Appreciation Fund, Series I                      A I M Advisors, Inc.
PCAP2

PVAL1             AIM V.I. Premier Equity Fund, Series I                            A I M Advisors, Inc.
PVAL2               (previously AIM V.I. Value Fund, Series I)

PBAL1             Fidelity VIP Balanced Portfolio (Service Class)                   Fidelity Management & Research Company (FMR)(4)
PBAL2

PGRI1             Fidelity VIP Growth & Income Portfolio (Service Class)            Fidelity Management & Research Company (FMR)(5)
PGRI2

PMDC1             Fidelity VIP Mid Cap Portfolio (Service Class)                    Fidelity Management & Research Company (FMR)(5)
PMDC2

PSMC1             FTVIPT Franklin Small Cap Fund - Class 2                          Franklin Advisers, Inc.
PSMC2

PMSS1             FTVIPT Mutual Shares Securities Fund - Class 2                    Franklin Mutual Advisers, LLC
PMSS2

PINT1             FTVIPT Templeton Foreign Securities Fund - Class 2(6)             Templeton Investment Counsel, LLC
PINT2             (previously FTVIPT Templeton International Securities Fund -
                     Class 2)

PGAA1             Galaxy VIP Asset Allocation Fund                                  Fleet Investment Advisors, Inc.
PGAA2

PCHY1             Galaxy VIP Columbia High Yield Fund II                            Columbia Management Co.
PCHY2

PEQU1             Galaxy VIP Equity Fund                                            Fleet Investment Advisors, Inc.
PEQU2

PGGI1             Galaxy VIP Growth and Income Fund                                 Fleet Investment Advisors, Inc.
PGGI2

PHQB1             Galaxy VIP High Quality Bond Fund                                 Fleet Investment Advisors, Inc.
PHQB2

PSCG1             Galaxy VIP Small Company Growth Fund                              Fleet Investment Advisors, Inc.
PSCG2

PJAG1             Janus Aspen Series Aggressive Growth Portfolio: Service Shares    Janus Capital
PJAG2

PJGT1             Janus Aspen Series Global Technology Portfolio: Service Shares    Janus Capital
PJGT2

                                       63

SUBACCOUNT        INVESTS EXCLUSIVELY IN SHARES OF                                  INVESTMENT MANAGER
PJGP1             Janus Aspen Series Growth Portfolio: Service Shares               Janus Capital
PJGP2

PSGI1             MFS(R) Investors Trust Series - Service Class                     MFS Investment Management(R)
PSGI2

PSND1             MFS(R) New Discovery Series - Service Class                       MFS Investment Management(R)
PSND2

PSTR1             MFS(R) Total Return Series - Service Class                        MFS Investment Management(R)
PSTR2

PSUT1             MFS(R) Utilities Series - Service Class                           MFS Investment Management(R)
PSUT2

PGIN1             Putnam VT Growth and Income Fund - Class IB Shares                Putnam Investment Management, LLC
PGIN2

PIGR1             Putnam VT International Growth Fund - Class IB Shares             Putnam Investment Management, LLC
PIGR2

PVIS1             Putnam VT Vista Fund - Class IB Shares                            Putnam Investment Management, LLC
PVIS2


(1)  American Express Financial Corporation (AEFC) is the investment adviser.


(2) AEFC is the investment adviser. American Express Asset Management International, Inc., a wholly-owned subsidiary of AEFC, is the sub-adviser.
(3) AEFC is the investment adviser. Kenwood Capital Management LLC is the sub-adviser.


(4) FMR U.K., FMR Far East and Fidelity Investments Money Market Management Inc. (FIMM) are the sub-investment advisers.


(5)  FMR U.K. and FMR Far East are the sub-investment advisers.
(6) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into FTVIPT Foreign Securities Fund - Class 2 as of April 30, 2002.


The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Enterprise Life.

American Enterprise Life issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

VARIABLE PAYOUT

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by American Enterprise Life and may result in additional amounts being transferred into the variable annuity account by American Enterprise Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES

American Enterprise Life is taxed as a life insurance company. The Account is treated as part of American Enterprise Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account.

3. VARIABLE ACCOUNT EXPENSES

American Enterprise Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. American Enterprise Life deducts a daily mortality and expense risk fee equal, on an annual basis, to a range from 1.00% to 1.10% of the average daily net assets of each subaccount, depending on the contract and death benefit option selected.

American Enterprise Life also deducts a daily charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount as an administrative charge. This charge covers certain administrative and operating expenses of the subaccounts incurred by American Enterprise Life such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses.

4. CONTRACT CHARGES

American Enterprise Life deducts a contract administrative charge of $30 to $40 per year depending upon the product selected. This charge reimburses American Enterprise Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

An optional benefit protector death benefit rider, benefit protector plus death benefit rider, guaranteed minimum income benefit rider and performance credit rider are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product's prospectus.

5. WITHDRAWAL CHARGES

American Enterprise Life will use a withdrawal charge to help it recover certain expenses related to the sale of the annuity. A withdrawal charge of up to 8% may be deducted for withdrawals up to the first eight payment years following a purchase payment, as depicted in the withdrawal charge schedule included in the applicable product's prospectus. Charges by American Enterprise Life for withdrawals are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $1,749,013 in 2001 and $662,606 in 2000. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract withdrawal benefits paid by American Enterprise Life.

6. RELATED PARTY TRANSACTIONS


Management fees were paid indirectly to IDS Life Insurance Company (IDS Life) in its capacity as investment manager for the AXP(R) Variable Portfolio Funds. The Fund's Investment Management Agreement provides for a fee at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:


FUND                                                                    PERCENTAGE RANGE
AXP(R) Variable Portfolio - Cash Management Fund                        0.510% to 0.440%

AXP(R) Variable Portfolio - Diversified Equity Income Fund              0.560% to 0.470%

AXP(R) Variable Portfolio - Emerging Markets Fund                       1.170% to 1.095%

AXP(R) Variable Portfolio - Extra Income Fund                           0.620% to 0.545%

AXP(R) Variable Portfolio - Managed Fund                                0.630% to 0.550%

AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                      0.630% to 0.570%

AXP(R) Variable Portfolio - S&P 500 Index Fund                          0.290% to 0.260%

AXP(R) Variable Portfolio - Small Cap Advantage Fund                    0.790% to 0.650%

IDS Life, in turn, pays to AEFC, an affiliate of IDS Life, a fee based on a percentage of each Fund's average daily net assets for the year. This fee is equal to 0.35% for AXP Variable Portfolio - S&P 500 Index Fund and 0.25% for each remaining Fund.

The AXP(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The AXP(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

FUND                                                                    PERCENTAGE RANGE
AXP(R) Variable Portfolio - Cash Management Fund                        0.030% to 0.020%

AXP(R) Variable Portfolio - Diversified Equity Income Fund              0.040% to 0.020%

AXP(R) Variable Portfolio - Emerging Markets Fund                       0.100% to 0.050%

AXP(R) Variable Portfolio - Extra Income Fund                           0.050% to 0.025%

AXP(R) Variable Portfolio - Managed Fund                                0.040% to 0.020%

AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                      0.050% to 0.030%

AXP(R) Variable Portfolio - S&P 500 Index Fund                          0.080% to 0.065%

AXP(R) Variable Portfolio - Small Cap Advantage Fund                    0.060% to 0.035%

The AXP(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.

7. INVESTMENT IN SHARES

The subaccounts' investments in shares of the Funds as of Dec. 31, 2001 were as follows:


SUBACCOUNT            INVESTMENT                                                                    SHARES            NAV
PCMG1                 AXP(R) Variable Portfolio - Cash Management Fund                           2,419,194         $ 1.00
PCMG2                                                                                              305,793           1.00

PDEI1                 AXP(R) Variable Portfolio - Diversified Equity Income Fund                    34,128          10.10
PDEI2                                                                                                2,617          10.10

PEMK1                 AXP(R) Variable Portfolio - Emerging Markets Fund                              4,317           7.41
PEMK2                                                                                                1,361           7.41

PEXI1                 AXP(R) Variable Portfolio - Extra Income Fund                                118,398           6.57
PEXI2                                                                                                5,825           6.57

PMGD1                 AXP(R) Variable Portfolio - Managed Fund                                       8,962          15.42
PMGD2                                                                                               10,298          15.42

PNDM1                 AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                           186,009          15.97
PNDM2                                                                                                3,086          15.97

PSPF1                 AXP(R) Variable Portfolio - S&P 500 Index Fund                                46,548           7.82
PSPF2                                                                                               16,957           7.82

PSCA1                 AXP(R) Variable Portfolio - Small Cap Advantage Fund                          27,916          10.47
PSCA2                                                                                                1,151          10.47

PCAP1                 AIM V.I. Capital Appreciation Fund, Series I                                 129,645          21.72
PCAP2                                                                                                3,020          21.72

PVAL1                 AIM V.I. Premier Equity Fund, Series I                                       360,671          23.35
PVAL2                   (previously AIM V.I. Value Fund, Series I)                                   9,500          23.35

PBAL1                 Fidelity VIP Balanced Portfolio (Service Class)                               23,862          13.66
PBAL2                                                                                                4,058          13.66

PGRI1                 Fidelity VIP Growth & Income Portfolio (Service Class)                        28,473          13.12
PGRI2                                                                                                6,052          13.12

PMDC1                 Fidelity VIP Mid Cap Portfolio (Service Class)                               100,101          19.54
PMDC2                                                                                               16,143          19.54

PSMC1                 FTVIPT Franklin Small Cap Fund - Class 2                                     161,578          17.85
PSMC2                                                                                               14,835          17.85

PMSS1                 FTVIPT Mutual Shares Securities Fund - Class 2                                21,914          14.03
PMSS2                                                                                                5,465          14.03

PINT1                 FTVIPT Templeton Foreign Securities Fund - Class 2                            11,166          11.74
PINT2                   (previously FTVIPT Templeton International Securities Fund - Class 2)        2,238          11.74

PGAA1                 Galaxy VIP Asset Allocation Fund                                              51,664          14.88
PGAA2                                                                                               15,426          14.88

PCHY1                 Galaxy VIP Columbia High Yield Fund II                                        31,085           9.29
PCHY2                                                                                                8,332           9.29

PEQU1                 Galaxy VIP Equity Fund                                                        30,833          16.02
PEQU2                                                                                               14,883          16.02

PGGI1                 Galaxy VIP Growth and Income Fund                                             15,379          10.81
PGGI2                                                                                               14,313          10.81

PHQB1                 Galaxy VIP High Quality Bond Fund                                             89,780          10.52
PHQB2                                                                                               90,158          10.52

PSCG1                 Galaxy VIP Small Company Growth Fund                                           9,396          11.66
PSCG2                                                                                                1,561          11.66

PJAG1                 Janus Aspen Series Aggressive Growth Portfolio: Service Shares                 6,095          21.73
PJAG2                                                                                                3,934          21.73

PJGT1                 Janus Aspen Series Global Technology Portfolio: Service Shares                14,108           4.08
PJGT2                                                                                                2,993           4.08

PJGP1                 Janus Aspen Series Growth Portfolio: Service Shares                           19,540          19.76
PJGP2                                                                                                7,774          19.76

PSGI1                 MFS(R) Investors Trust Series - Service Class                                 15,568          17.08
PSGI2                                                                                                5,266          17.08

PSND1                 MFS(R) New Discovery Series - Service Class                                   16,981          15.22
PSND2                                                                                                  625          15.22

PSTR1                 MFS(R) Total Return Series - Service Class                                   105,348          18.54
PSTR2                                                                                               14,044          18.54

PSUT1                 MFS(R) Utilities Series - Service Class                                        5,959          15.90
PSUT2                                                                                                2,884          15.90

                                       66

SUBACCOUNT            INVESTMENT                                                                    SHARES            NAV

PGIN1                 Putnam VT Growth and Income Fund - Class IB Shares                            39,184         $23.44
PGIN2                                                                                               13,038          23.44

PIGR1                 Putnam VT International Growth Fund - Class IB Shares                        345,418          12.36
PIGR2                                                                                               12,595          12.36

PVIS1                 Putnam VT Vista Fund - Class IB Shares                                       288,518          11.34
PVIS2                                                                                                7,406          11.34


8. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2001 were as follows:


SUBACCOUNT            INVESTMENT                                                                           PURCHASES
PCMG1                 AXP(R) Variable Portfolio - Cash Management Fund                                    $2,751,993
PCMG2                                                                                                        680,188

PDEI1                 AXP(R) Variable Portfolio - Diversified Equity Income Fund                             548,503
PDEI2                                                                                                         29,271

PEMK1                 AXP(R) Variable Portfolio - Emerging Markets Fund                                      125,179
PEMK2                                                                                                          9,446

PEXI1                 AXP(R) Variable Portfolio - Extra Income Fund                                          580,576
PEXI2                                                                                                         39,735

PMGD1                 AXP(R) Variable Portfolio - Managed Fund                                               221,999
PMGD2                                                                                                        224,720

PNDM1                 AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                   1,882,315
PNDM2                                                                                                         55,839

PSPF1                 AXP(R) Variable Portfolio - S&P 500 Index Fund                                         408,925
PSPF2                                                                                                        139,819

PSCA1                 AXP(R) Variable Portfolio - Small Cap Advantage Fund                                   255,060
PSCA2                                                                                                         14,770

PCAP1                 AIM V.I. Capital Appreciation Fund, Series I                                         2,439,132
PCAP2                                                                                                         77,100

PVAL1                 AIM V.I. Premier Equity Fund, Series I                                               5,560,346
PVAL2                   (previously AIM V.I. Value Fund, Series I)                                           283,089

PBAL1                 Fidelity VIP Balanced Portfolio (Service Class)                                        321,796
PBAL2                                                                                                         65,844

PGRI1                 Fidelity VIP Growth & Income Portfolio (Service Class)                                 313,674
PGRI2                                                                                                         89,920

PMDC1                 Fidelity VIP Mid Cap Portfolio (Service Class)                                       1,665,146
PMDC2                                                                                                        311,218

PSMC1                 FTVIPT Franklin Small Cap Fund - Class 2                                             2,130,693
PSMC2                                                                                                        277,283

PMSS1                 FTVIPT Mutual Shares Securities Fund - Class 2                                         321,723
PMSS2                                                                                                         80,434

PINT1                 FTVIPT Templeton Foreign Securities Fund - Class 2                                     128,538
PINT2                   (previously FTVIPT Templeton International Securities Fund - Class 2)                 27,178

PGAA1                 Galaxy VIP Asset Allocation Fund                                                       822,097
PGAA2                                                                                                        237,107

PCHY1                 Galaxy VIP Columbia High Yield Fund II                                                 301,257
PCHY2                                                                                                         89,734

PEQU1                 Galaxy VIP Equity Fund                                                                 544,750
PEQU2                                                                                                        325,669

PGGI1                 Galaxy VIP Growth and Income Fund                                                      168,460
PGGI2                                                                                                        152,042

PHQB1                 Galaxy VIP High Quality Bond Fund                                                    1,071,374
PHQB2                                                                                                        980,419

PSCG1                 Galaxy VIP Small Company Growth Fund                                                    98,559
PSCG2                                                                                                         17,405

PJAG1                 Janus Aspen Series Aggressive Growth Portfolio: Service Shares                         156,770
PJAG2                                                                                                        138,789

PJGT1                 Janus Aspen Series Global Technology Portfolio: Service Shares                          71,115
PJGT2                                                                                                         16,497

                                       67

SUBACCOUNT            INVESTMENT                                                                          PURCHASES
PJGP1                 Janus Aspen Series Growth Portfolio: Service Shares                                 $  450,708
PJGP2                                                                                                        172,442

PSGI1                 MFS(R) Investors Trust Series - Service Class                                          294,050
PSGI2                                                                                                        129,859

PSND1                 MFS(R) New Discovery Series - Service Class                                            230,460
PSND2                                                                                                         10,078

PSTR1                 MFS(R) Total Return Series - Service Class                                           2,006,675
PSTR2                                                                                                        263,715

PSUT1                 MFS(R) Utilities Series - Service Class                                                223,871
PSUT2                                                                                                        133,422

PGIN1                 Putnam VT Growth and Income Fund - Class IB Shares                                     840,762
PGIN2                                                                                                        392,884

PIGR1                 Putnam VT International Growth Fund - Class IB Shares                                2,712,096
PIGR2                                                                                                        163,864

PVIS1                 Putnam VT Vista Fund - Class IB Shares                                               2,543,284
PVIS2                                                                                                         95,104


9. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the subaccounts.


                                     PCMG1       PCMG2         PDEI1        PDEI2         PEMK1      PEMK2       PEXI1      PEXI2
                                    -----------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value            $    1.05   $     1.05    $     1.00   $    1.00     $    0.92  $    0.92   $    0.92   $   0.92
-----------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value            $    1.08   $     1.08    $     1.01   $    1.01     $    0.90  $    0.90   $    0.96   $   0.96
Units (000s)                           2,250          284           342          26            35         11         821         40
Net assets (000s)                  $   2,423   $      306    $      344   $      26     $      32  $      10   $     785   $     39
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income ratio(1)              2.64%        2.63%         1.07%       1.17%         0.03%      0.03%      10.79%     10.64%
Expense ratio(2)                        1.25%        1.15%         1.25%       1.15%         1.25%      1.15%       1.25%      1.15%
Total return(3)                         2.86%        2.86%         1.00%       1.00%        (2.17%)    (2.17%)      4.35%      4.35%
-----------------------------------------------------------------------------------------------------------------------------------

                                        PMGD1      PMGD2
                                      --------------------
AT DEC. 31, 2000
Accumulation unit value               $     1.04  $   1.04
----------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value               $     0.92  $   0.92
Units (000s)                                 151       173
Net assets (000s)                     $      138  $    159
----------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income ratio(1)                  2.34%     2.49%
Expense ratio(2)                            1.25%     1.15%
Total return(3)                           (11.54%)  (11.54%)
----------------------------------------------------------

                                     PNDM1        PNDM2        PSPF1        PSPF2       PSCA1      PSCA2        PCAP1       PCAP2
                                    -----------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value            $    1.03   $     1.04    $     0.94   $    0.94    $    1.14  $    1.15   $    1.11   $   1.11
-----------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value            $    0.85   $     0.85    $     0.82   $    0.82    $    1.06  $    1.06   $    0.84   $   0.84
Units (000s)                           3,478           58           450         162          276         11       3,345         78
Net assets (000s)                  $   3,005   $       49    $      367   $     132    $     292  $      12   $   2,816   $     66
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income ratio(1)              0.24%        0.30%         1.08%       1.11%          --         --          --         --
Expense ratio(2)                        1.25%        1.15%         1.25%       1.15%        1.25%      1.15%       1.25%      1.15%
Total return(3)                       (17.48%)     (18.27%)      (12.77%)    (12.77%)      (7.02%)    (7.83%)    (24.32%)   (24.32%)
-----------------------------------------------------------------------------------------------------------------------------------

                                        PVAL1       PVAL2
                                      --------------------
AT DEC. 31, 2000
Accumulation unit value               $     0.94  $   0.94
----------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value               $     0.81  $   0.81
Units (000s)                              10,352       274
Net assets (000s)                     $    8,422  $    222
----------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income ratio(1)                  0.17%     0.29%
Expense ratio(2)                            1.25%     1.15%
Total return(3)                          (13.83%)  (13.83%)
----------------------------------------------------------


                                     PBAL1       PBAL2       PGRI1         PGRI2        PMDC1      PMDC2       PSMC1        PSMC2
                                    -----------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value            $    0.96   $     0.96   $     0.98   $    0.98     $    1.63  $    1.63   $    1.21   $   1.21
-----------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value            $    0.93   $     0.93   $     0.88   $    0.88     $    1.56  $    1.56   $    1.01   $   1.01
Units (000s)                             350           59          425          90         1,254        202       2,844        261
Net assets (000s)                  $     326   $       55   $      374   $      79     $   1,956  $     315   $   2,884   $    265
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income ratio(1)              1.36%        0.02%        0.57%       0.17%           --         --        0.33%      0.31%
Expense ratio(2)                        1.25%        1.15%        1.25%       1.15%         1.25%      1.15%       1.25%      1.15%
Total return(3)                        (3.12%)      (3.12%)     (10.20%)    (10.20%)       (4.29%)    (4.29%)    (16.53%)   (16.53%)
-----------------------------------------------------------------------------------------------------------------------------------

                                        PMSS1         PMSS2
                                      ---------------------
AT DEC. 31, 2000
Accumulation unit value               $     1.16    $   1.16
------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value               $     1.22    $   1.22
Units (000s)                                 252          63
Net assets (000s)                     $      307    $     77
------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income ratio(1)                  1.02%       1.11%
Expense ratio(2)                            1.25%       1.15%
Total return(3)                             5.17%       5.17%
------------------------------------------------------------

                                       68

                              PINT1        PINT2       PGAA1         PGAA2        PCHY1        PCHY2        PEQU1        PEQU2
                           --------------------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value    $     1.09   $     1.09   $     0.96    $     0.96    $     1.02   $    1.02   $     0.95    $     0.95
-----------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value    $     0.90   $     0.90   $     0.88    $     0.88    $     1.07   $    1.07   $     0.77    $     0.77
Units (000s)                      145           29          877           262           271          72          641           309
Net assets (000s)          $      131   $       26   $      769    $      230    $      289   $      77   $      494    $      238
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED
   DEC. 31, 2001
Investment income
   ratio(1)                      1.86%        3.47%        2.80%         2.83%         6.37%       6.36%          --            --
Expense ratio(2)                 1.25%        1.15%        1.25%         1.15%         1.25%       1.15%        1.25%         1.15%
Total return(3)                (17.43%)     (17.43%)      (8.33%)       (8.33%)        4.90%       4.90%      (18.95%)      (18.95%)
-----------------------------------------------------------------------------------------------------------------------------------

                               PGGI1         PGGI2
                              -----------------------
AT DEC. 31, 2000
Accumulation unit value      $     1.04    $     1.04
-----------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value      $     0.99    $     0.99
Units (000s)                        168           156
Net assets (000s)            $      166    $      155
-----------------------------------------------------
FOR THE YEAR ENDED DEC
   31, 2001
Investment income
   ratio(1)                        0.02%         0.04%
Expense ratio(2)                   1.25%         1.15%
Total return(3)                   (4.81%)       (4.81%)
-----------------------------------------------------

                               PHQB1       PHQB2        PSCG1        PSCG2         PJAG1        PJAG2        PJGT1         PJGT2
                            -------------------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value     $     1.04   $     1.04   $     0.95   $     0.95    $     0.76   $    0.76   $     0.72    $     0.72
-----------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value     $     1.10   $     1.10   $     0.94   $     0.94    $     0.45   $    0.46   $     0.45    $     0.45
Units (000s)                       859          862          117           19           291         188          129            27
Net assets (000s)           $      944   $      948   $      110   $       18    $      132   $      85   $       58    $       12
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED
  DEC. 31, 2001
Investment income ratio(1)        5.21%        5.11%          --           --            --          --         0.87%         0.68%
Expense ratio(2)                  1.25%        1.15%        1.25%        1.15%         1.25%       1.15%        1.25%         1.15%
Total return(3)                   5.77%        5.77%       (1.05%)      (1.05%)      (40.79%)    (39.47%)     (37.50%)      (37.50%)
-----------------------------------------------------------------------------------------------------------------------------------

                                PJGP1         PJGP2
                             ------------------------
AT DEC. 31, 2000
Accumulation unit value      $     0.87    $     0.87
-----------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value      $     0.64    $     0.64
Units (000s)                        601           239
Net assets (000s)            $      386    $      154
-----------------------------------------------------
FOR THE YEAR ENDED
  DEC. 31, 2001
Investment income ratio(1)           --            --
Expense ratio(2)                   1.25%         1.15%
Total return(3)                  (26.44%)      (26.44%)
-----------------------------------------------------

                               PSGI1        PSGI2        PSND1        PSND2         PSTR1        PSTR2       PSUT1        PSUT2
                            -------------------------------------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value     $     0.99   $     0.99   $     0.93   $     0.93    $     1.06   $    1.06   $     1.01    $     1.01
-----------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value     $     0.82   $     0.82   $     0.87   $     0.87    $     1.05   $    1.05   $     0.75    $     0.75
Units (000s)                       324          110          293           11         1,861         248          126            61
Net assets (000s)           $      266   $       90   $      258   $       10    $    1,953   $     260   $       95    $       46
-----------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED
DEC. 31, 2001
Investment income ratio(1)        0.12%        0.16%          --           --          0.89%       0.47%        2.76%         0.02%
Expense ratio(2)                  1.25%        1.15%        1.25%        1.15%         1.25%       1.15%        1.25%         1.15%
Total return(3)                 (17.17%)     (17.17%)      (6.45%)      (6.45%)       (0.94%)     (0.94%)     (25.74%)      (25.74%)
-----------------------------------------------------------------------------------------------------------------------------------

                               PGIN1          PGIN2
                             ------------------------
AT DEC. 31, 2000
Accumulation unit value      $     1.03    $     1.03
-----------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value      $     0.95    $     0.96
Units (000s)                        963           320
Net assets (000s)            $      918    $      306
-----------------------------------------------------
FOR THE YEAR ENDED
DEC. 31, 2001
Investment income ratio(1)         0.70%         0.70%
Expense ratio(2)                   1.25%         1.15%
Total return(3)                   (7.77%)       (6.80%)
-----------------------------------------------------

                                            PIGR1              PIGR2             PVIS1              PVIS2
                                       -------------------------------------------------------------------------
AT DEC. 31, 2000
Accumulation unit value                $          1.15    $          1.15   $           1.23   $           1.23
----------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value                $          0.90    $          0.90   $           0.81   $           0.81
Units (000s)                                     4,731                173              4,035                104
Net assets (000s)                      $         4,269    $           156   $          3,272   $             84
----------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income ratio(1)                        0.25%              0.14%                --                 --
Expense ratio(2)                                  1.25%              1.15%              1.25%              1.15%
Total return(3)                                 (21.74%)           (21.74%)           (34.15%)           (34.15%)
----------------------------------------------------------------------------------------------------------------



(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated.

                                                               45211-20 E (5/02)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                 AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(SM)

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


                                   MAY 1, 2002


American Enterprise Variable Annuity Account is a separate account established and maintained by American Enterprise Life Insurance Company (American Enterprise Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI which you can obtain from your sales representative or by writing or calling us at the address or telephone number below. The prospectus is incorporated into this SAI by reference.

American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN 55474
(800) 333-3437

AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(SM)
 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

TABLE OF CONTENTS


Performance Information                           p.  3
Calculating Annuity Payouts                       p. 13
Rating Agencies                                   p. 14
Principal Underwriter                             p. 14
Independent Auditors                              p. 14
Financial Statements

PERFORMANCE INFORMATION

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN
We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                         P(1+T) TO THE POWER OF n = ERV

where:        P =   a hypothetical initial payment of $1,000
              T =   average annual total return
              n =   number of years
            ERV =   Ending Redeemable Value of a hypothetical $1,000 payment
                    made at the beginning of the period, at the end of the period (or fractional portion thereof)


We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

AVERAGE ANNUAL TOTAL RETURN(a) WITH WITHDRAWAL AND SELECTION OF DEATH BENEFIT OPTION B AND THE BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER FOR PERIODS ENDING DEC. 31, 2001



                                                                           PERFORMANCE OF             PERFORMANCE
                                                                           THE SUBACCOUNT             OF THE FUND
                                                                                   SINCE                                    SINCE
SUBACCOUNT   INVESTING IN:                                              1 YEAR  COMMENCEMENT 1 YEAR   5 YEARS  10 YEARS COMMENCEMENT
             AXP(R) VARIABLE PORTFOLIO -

PBCA1         Blue Chip Advantage Fund (11/99; 9/99)(b)                (23.73%)   (13.57%)   (23.73%)    --%     --%      (11.07%)
PBND1         Bond Fund (11/99; 10/81)                                  (1.78)      1.35      (1.78)   2.33    5.57         8.47
PCMG1         Cash Management Fund (11/99; 10/81)                       (5.34)      0.03      (5.34)   2.30    2.76         4.64
PDEI1         Diversified Equity Income Fund (11/99; 9/99)              (6.80)     (2.80)     (6.80)     --      --        (1.91)
PEXI1         Extra Income Fund (11/99; 5/96)                           (4.23)     (5.62)     (4.23)  (0.77)     --         0.28
PMGD1         Managed Fund (11/99; 4/86)                               (18.37)     (7.47)    (18.37)   4.18    7.02         8.40
PNDM1         NEW DIMENSIONS FUND(R)(11/99; 5/96)                      (23.93)    (10.91)    (23.93)   7.31      --         8.48
PSCA1         Small Cap Advantage Fund (11/99; 9/99)                   (14.68)     (2.05)    (14.68)     --      --        (0.27)

             AIM V. I.
PCAP1         Capital Appreciation Fund, Series I (11/99; 5/93)        (29.90)    (12.40)    (29.90)   3.40      --         9.92
PVAL1         Premier Equity Fund, Series I (11/99; 5/93)              (20.20)    (12.93)    (20.20)   7.13      --        11.55
              (previously A.I.M. V.I. Value Fund, Series I)

             FIDELITY VIP
PBAL1         Balanced Portfolio (Service Class) (11/99; 1/95)(c)      (10.31)     (6.42)    (10.31)   4.48      --         6.46
PGRO1         Growth Portfolio (Service Class) (11/99; 10/86)(c)       (24.85)    (12.30)    (24.85)   9.06   11.52        11.90
PGRI1         Growth & Income Portfolio (Service Class) (11/99;
              12/96)(c)                                                (16.79)     (9.02)    (16.79)   6.97      --         6.97
PMDC1         Mid Cap Portfolio (Service Class) (11/99; 12/98)(c)      (11.80)     17.88     (11.80)    --       --        22.19

             FTVIPT
PSMC1         Franklin Small Cap Fund - Class 2 (11/99; 11/95)(d)      (22.60)     (5.94)    (22.60)   9.08      --        12.30
PVAS1         Franklin Small Cap Value Securities Fund - Class 2
              (11/99; 5/98)(d)                                           3.94      15.34       3.94      --      --        (0.08)
              (previously FTVIPT Franklin Value Securities Fund -
              Class 2)
PMSS1         Mutual Shares Securities Fund - Class 2 (11/99;
              11/96)(d)                                                 (2.35)      6.35      (2.35)   7.62      --         8.23
PINT1         Templeton Foreign Securities Fund - Class 2 (11/99;
              5/92)(e),(f)                                             (23.28)     (8.97)    (23.28)   1.99      --         7.85
              (previously FTVIPT Templeton International Securities
              Fund - Class 2)

                                                                          PERFORMANCE OF                PERFORMANCE
                                                                          THE SUBACCOUNT                OF THE FUND
                                                                                    SINCE                                   SINCE
SUBACCOUNT    INVESTING IN:                                             1 YEAR  COMMENCEMENT 1 YEAR   5 YEARS  10 YEARS COMMENCEMENT
              MFS(R)

PGIS1          Investors Trust Series - Initial Class (11/99; 10/95)   (23.24%)   (9.84%)    (23.24%)   4.69%       --%    8.70%
PNDS1          New Discovery Series - Initial Class (11/99; 5/98)      (13.32)     4.75      (13.32)      --        --    11.55
PTRS1          Total Return Series - Initial Class (11/99; 1/95)        (8.52)     2.32       (8.52)    7.78        --    11.19
PUTS1          Utilities Series - Initial Class (11/99; 1/95)          (30.74)    (8.83)     (30.74)    8.03        --    12.78

              PUTNAM VARIABLE TRUST
PGIN1          Putnam VT Growth and Income Fund - Class
               IB Shares (11/99; 2/88)(g)                              (14.56)    (5.15)     (14.56)    5.37      9.98    10.98
PINC1          Putnam VT Income Fund - Class IB
               Shares (11/99; 2/88)                                     (2.12)     1.63       (2.12)    3.24      4.77     5.82
PIGR1          Putnam VT International Growth Fund - Class
               IB Shares (11/99; 1/97)(g)                              (27.48)    (9.41)     (27.48)      --        --     7.04
PVIS1          Putnam VT Vista Fund - Class
               IB Shares (11/99; 1/97)(g)                              (39.19)   (13.68)     (39.19)      --        --     4.91


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.10% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.40% annual Benefit Protector(SM) Plus Death Benefit Rider fee and applicable withdrawal charges. Premium taxes are not reflected in these total returns.
(b) Commencement date of the subaccount; Commencement date of the fund).
(c) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.

(d) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(e) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 Fund performance reflects an additional 12b-1 fee expense which also affects future performance.
(f) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into this fund as of April 30, 2002.
(g) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option), adjusted to reflect the fees paid by Class IB shares including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

AVERAGE ANNUAL TOTAL RETURN(a) WITHOUT WITHDRAWAL AND SELECTION OF DEATH BENEFIT OPTION B AND THE BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER FOR PERIODS ENDING DEC. 31, 2001



                                                                     PERFORMANCE OF              PERFORMANCE
                                                                     THE SUBACCOUNT              OF THE FUND
                                                                            SINCE                                    SINCE
SUBACCOUNT INVESTING IN:                                         1 YEAR  COMMENCEMENT  1 YEAR  5 YEARS  10 YEARS  COMMENCEMENT
           AXP(R) VARIABLE PORTFOLIO -

PBCA1       Blue Chip Advantage Fund (11/99; 9/99)(b)           (17.97%)   (10.91%)    (17.97%)     --%     --%        (8.49%)
PBND1       Bond Fund (11/99; 10/81)                              5.89       4.47        5.89     3.23    5.57          8.47
PCMG1       Cash Management Fund (11/99; 10/81)                   2.02       3.11        2.02     3.20    2.76          4.64
PDEI1       Diversified Equity Income Fund (11/99; 9/99)          0.43       0.20        0.43       --      --          0.93
PEXI1       Extra Income Fund (11/99; 5/96)                       3.23      (2.71)       3.23     0.15      --          0.93
PMGD1       Managed Fund (11/99; 4/86)                          (12.14)     (4.62)     (12.14)    5.02    7.02          8.40
PNDM1       NEW DIMENSIONS FUND(R)(11/99; 5/96)                 (18.18)     (8.17)     (18.18)    8.05      --          8.96
PSCA1       Small Cap Advantage Fund (11/99; 9/99)               (8.13)      0.98       (8.13)      --      --          2.65

           AIM V.I.
PCAP1       Capital Appreciation Fund, Series I (11/99; 5/93)   (24.68)     (9.70)     (24.68)    4.26      --          9.92
PVAL1       Premier Equity Fund, Series I (11/99; 5/93)         (14.13)    (10.25)     (14.13)    7.88      --         11.55
            (previously A.I.M. V.I. Value Fund, Series I)

                                        4

                                                                           PERFORMANCE OF                PERFORMANCE
                                                                           THE SUBACCOUNT                OF THE FUND
                                                                                     SINCE                                 SINCE
SUBACCOUNT INVESTING IN:                                                 1 YEAR  COMMENCEMENT  1 YEAR  5 YEARS 10 YEARS COMMENCEMENT
           FIDELITY VIP

PBAL1       Balanced Portfolio (Service Class) (11/99; 1/95)(c)           (3.38%)    (3.54%)    (3.38%)  5.30%      --%      6.66%
PGRO1       Growth Portfolio (Service Class) (11/99; 10/86)(c)           (19.19)     (9.60)    (19.19)   9.76    11.52      11.90
PGRI1       Growth & Income Portfolio (Service Class) (11/99; 12/96)(c)  (10.42)     (6.22)    (10.42)   7.73       --       7.73
PMDC1       Mid Cap Portfolio (Service Class) (11/99; 12/98)(c)           (5.00)     20.55      (5.00)     --       --      23.50

           FTVIPT
PSMC1       Franklin Small Cap Fund - Class 2 (11/99; 11/95)(d)          (16.74)     (3.03)    (16.74)   9.78       --      12.48
PVAS1       Franklin Small Cap Value Securities
            Fund - Class 2 (11/99; 5/98)(d)                               11.94      18.08      11.94      --       --       1.43
            (previously FTVIPT Franklin Value Securities Fund - Class 2)
PMSS1       Mutual Shares Securities Fund - Class 2 (11/99; 11/96)(d)      5.27       9.34       5.27    8.36       --       8.78
PINT1       Templeton Foreign Securities Fund -
            Class 2 (11/99; 5/92)(e),(f)                                 (17.48)     (6.16)    (17.48)   2.89       --       7.85
            (previously FTVIPT Templeton International Securities
            Fund - Class 2)

           MFS(R)

PGIS1       Investors Trust Series - Initial Class (11/99; 10/95)        (17.44)     (7.06)    (17.44)   5.51       --       8.90
PNDS1       New Discovery Series - Initial Class (11/99; 5/98)            (6.65)      7.79      (6.65)     --       --      12.76
PTRS1       Total Return Series - Initial Class (11/99; 1/95)             (1.44)      5.44      (1.44)   8.51       --      11.35
PUTS1       Utilities Series - Initial Class (11/99; 1/95)               (25.59)     (6.01)    (25.59)   8.75       --      12.92

           PUTNAM VARIABLE TRUST
PGIN1       Putnam VT Growth and Income Fund - Class
            IB Shares (11/99; 2/88)(g)                                    (8.00)     (2.23)     (8.00)   6.17     9.98      10.98
PINC1       Putnam VT Income Fund - Class IB Shares (11/99; 2/88)          5.52       4.76       5.52    4.11     4.77       5.82
PIGR1       Putnam VT International Growth Fund -
            Class IB Shares (11/99; 1/97)(g)                             (22.04)     (6.62)    (22.04)     --       --       7.79
PVIS1       Putnam VT Vista Fund - Class IB Shares (11/99; 1/97)(g)      (34.77)    (11.02)    (34.77)     --       --       5.72


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.10% mortality and expense risk fee, a 0.15% variable account administrative charge and a 0.40% annual Benefit Protector(SM) Plus Death Benefit Rider fee. Premium taxes are not reflected in these total returns.
(b) Commencement date of the subaccount; Commencement date of the fund).
(c) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.

(d) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(e) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 Fund performance reflects an additional 12b-1 fee expense which also affects future performance.
(f) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into this fund as of April 30, 2002.
(g) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option), adjusted to reflect the fees paid by Class IB shares including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

AVERAGE ANNUAL TOTAL RETURN(a) WITH WITHDRAWAL AND SELECTION OF DEATH BENEFIT OPTION B FOR PERIODS ENDING DEC. 31, 2001



                                                                         PERFORMANCE OF                PERFORMANCE
                                                                         THE SUBACCOUNT                OF THE FUND
                                                                                 SINCE                                     SINCE
SUBACCOUNT INVESTING IN:                                             1 YEAR  COMMENCEMENT 1 YEAR    5 YEARS   10 YEARS  COMMENCEMENT
           AXP(R) VARIABLE PORTFOLIO -
PBCA1       Blue Chip Advantage Fund (11/99; 9/99)(b)                (23.36%)  (13.19%)   (23.36%)      --%        --%      (10.68%)
PBND1       Bond Fund (11/99; 10/81)                                  (1.41)     1.73      (1.41)     2.74       5.97         8.87
PCMG1       Cash Management Fund (11/99; 10/81)                       (4.97)     0.41      (4.97)     2.72       3.16         5.04
PDEI1       Diversified Equity Income Fund (11/99; 9/99)              (6.43)    (2.42)     (6.43)       --         --        (1.53)
PEXI1       Extra Income Fund (11/99; 5/96)                           (3.86)    (5.24)     (3.86)    (0.37)        --         0.68
PMGD1       Managed Fund (11/99; 4/86)                               (18.00)    (7.09)    (18.00)     4.60       7.42         8.80
PNDM1       NEW DIMENSIONS FUND(R)(11/99; 5/96)                      (23.56)   (10.53)    (23.56)     7.72         --         8.89
PSCA1       Small Cap Advantage Fund (11/99; 9/99)                   (14.32)    (1.67)    (14.32)       --         --         0.12

           AIM V. I.
PCAP1       Capital Appreciation Fund, Series I (11/99; 5/93)        (29.53)   (12.02)    (29.53)     3.81         --        10.32
PVAL1       Premier Equity Fund, Series I (11/99; 5/93)              (19.83)   (12.55)    (19.83)     7.54         --        11.95
            (previously A.I.M. V.I. Value Fund, Series I)

           FIDELITY VIP
PBAL1       Balanced Portfolio (Service Class) (11/99; 1/95)(c)       (9.95)    (6.04)     (9.95)     4.89         --         6.87
PGRO1       Growth Portfolio (Service Class) (11/99; 10/86)(c)       (24.49)   (11.92)    (24.49)     9.47      11.92        12.30
PGRI1       Growth & Income Portfolio (Service Class)
            (11/99; 12/96)(c)                                        (16.42)    (8.64)    (16.42)     7.39         --         7.39
PMDC1       Mid Cap Portfolio (Service Class) (11/99; 12/98)(c)      (11.44)    18.28     (11.44)       --         --        22.60

           FTVIPT
PSMC1       Franklin Small Cap Fund - Class 2 (11/99; 11/95)(d)      (22.24)    (5.56)    (22.24)     9.49         --        12.70
PVAS1       Franklin Small Cap Value Securities Fund -
            Class 2 (11/99; 5/98)(d)                                   4.34     15.75       4.34        --         --         0.31
            (previously FTVIPT Franklin Value Securities
            Fund - Class 2)
PMSS1       Mutual Shares Securities Fund -
            Class 2 (11/99; 11/96)(d)                                 (1.98)     6.75      (1.98)     8.03         --         8.63
PINT1       Templeton Foreign Securities Fund - Class 2
            (11/99; 5/92)(e),(f)                                     (22.91)    (8.59)    (22.91)     2.40         --         8.25
            (previously FTVIPT Templeton International
            Securities Fund - Class 2)

           MFS(R)
PGIS1       Investors Trust Series - Initial Class (11/99; 10/95)    (22.87)    (9.46)    (22.87)     5.10         --         9.10
PNDS1       New Discovery Series - Initial Class (11/99; 5/98)       (12.95)     5.15     (12.95)       --         --        11.97
PTRS1       Total Return Series - Initial Class (11/99; 1/95)         (8.16)     2.73      (8.16)     8.19         --        11.60
PUTS1       Utilities Series - Initial Class (11/99; 1/95)           (30.37)    (8.45)    (30.37)     8.44         --        13.18

           PUTNAM VARIABLE TRUST
PGIN1       Putnam VT Growth and Income Fund - Class IB
              Shares (11/99; 2/88)(g)                                (14.19)    (4.77)    (14.19)     5.78      10.38        11.38
PINC1       Putnam VT Income Fund - Class IB Shares (11/99; 2/88)     (1.75)     2.01      (1.75)     3.66       5.17         6.22
PIGR1       Putnam VT International Growth Fund - Class
              IB Shares (11/99; 1/97)(g)                             (27.11)    (9.04)    (27.11)       --         --         7.45
PVIS1       Putnam VT Vista Fund - Class IB Shares (11/99; 1/97)(g)  (38.82)   (13.31)    (38.82)       --         --         5.32


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.10% mortality and expense risk fee, a 0.15% variable account administrative charge and applicable withdrawal charges. Premium taxes are not reflected in these total returns.
(b) Commencement date of the subaccount; Commencement date of the fund).
(c) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.

(d) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(e) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 Fund performance reflects an additional 12b-1 fee expense which also affects future performance.
(f) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into this fund as of April 30, 2002.
(g) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option), adjusted to reflect the fees paid by Class IB shares including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

AVERAGE ANNUAL TOTAL RETURN(a) WITHOUT WITHDRAWAL AND SELECTION OF DEATH BENEFIT OPTION B FOR PERIODS ENDING DEC. 31, 2001



                                                                         PERFORMANCE OF                PERFORMANCE
                                                                         THE SUBACCOUNT                OF THE FUND
                                                                                  SINCE                                    SINCE
SUBACCOUNT INVESTING IN:                                               1 YEAR  COMMENCEMENT  1 YEAR  5 YEARS  10 YEARS  COMMENCEMENT
           AXP(R) VARIABLE PORTFOLIO -
PBCA1       Blue Chip Advantage Fund (11/99; 9/99)(b)                  (17.57%)   (10.51%)   (17.57%)     --%      --%      (8.09%)
PBND1       Bond Fund (11/99; 10/81)                                     6.29       4.87       6.29     3.63     5.97        8.87
PCMG1       Cash Management Fund (11/99; 10/81)                          2.42       3.51       2.42     3.60     3.16        5.04
PDEI1       Diversified Equity Income Fund (11/99; 9/99)                 0.83       0.60       0.83       --       --        1.33
PEXI1       Extra Income Fund (11/99; 5/96)                              3.63      (2.31)      3.63     0.55       --        1.33
PMGD1       Managed Fund (11/99; 4/86)                                 (11.74)     (4.22)    (11.74)    5.42     7.42        8.80
PNDM1       NEW DIMENSIONS FUND(R)(11/99; 5/96)                        (17.78)     (7.77)    (17.78)    8.45       --        9.36
PSCA1       Small Cap Advantage Fund (11/99; 9/99)                      (7.73)      1.38      (7.73)      --       --        3.05

           AIM V.I.
PCAP1       Capital Appreciation Fund, Series I (11/99; 5/93)          (24.28)     (9.30)    (24.28)    4.66       --       10.32
PVAL1       Premier Equity Fund, Series I (11/99; 5/93)                (13.73)     (9.85)    (13.73)    8.28       --       11.95
            (previously A.I.M. V.I. Value Fund, Series I)

           FIDELITY VIP
PBAL1       Balanced Portfolio (Service Class) (11/99; 1/95)(c)         (2.98)     (3.14)     (2.98)    5.70       --        7.06
PGRO1       Growth Portfolio (Service Class) (11/99; 10/86)(c)         (18.79)     (9.20)    (18.79)   10.16    11.92       12.30
PGRI1       Growth & Income Portfolio (Service Class)
            (11/99; 12/96)(c)                                          (10.02)     (5.82)    (10.02)    8.13       --        8.13
PMDC1       Mid Cap Portfolio (Service Class) (11/99; 12/98)(c)         (4.60)     20.95      (4.60)      --       --       23.90

           FTVIPT
PSMC1       Franklin Small Cap Fund - Class 2 (11/99; 11/95)(d)        (16.34)     (2.63)    (16.34)   10.18       --       12.88
PVAS1       Franklin Small Cap Value Securities Fund - Class 2
            (11/99; 5/98)(d)                                            12.34      18.48      12.34       --       --        1.83
            (previously FTVIPT Franklin Value Securities
            Fund - Class 2)
PMSS1       Mutual Shares Securities Fund - Class 2 (11/99;
            11/96)(d)                                                    5.67       9.74       5.67     8.76       --        9.18
PINT1       Templeton Foreign Securities Fund - Class 2 (11/99;
            5/92)(e),(f)                                               (17.08)     (5.76)    (17.08)    3.29       --        8.25
            (previously FTVIPT Templeton International Securities
            Fund - Class 2)

           MFS(R)
PGIS1       Investors Trust Series - Initial Class (11/99; 10/95)      (17.04)     (6.66)    (17.04)    5.91       --        9.30
PNDS1       New Discovery Series - Initial Class (11/99; 5/98)          (6.25)      8.19      (6.25)      --       --       13.16
PTRS1       Total Return Series - Initial Class (11/99; 1/95)           (1.04)      5.84      (1.04)    8.91       --       11.75
PUTS1       Utilities Series - Initial Class (11/99; 1/95)             (25.19)     (5.61)    (25.19)    9.15       --       13.32

           PUTNAM VARIABLE TRUST
PGIN1       Putnam VT Growth and Income Fund - Class IB Shares
            (11/99; 2/88)(g)                                            (7.60)     (1.83)     (7.60)    6.57    10.38       11.38
PINC1       Putnam VT Income Fund - Class IB Shares (11/99; 2/88)        5.92       5.16       5.92     4.51     5.17        6.22
PIGR1       Putnam VT International Growth Fund - Class IB Shares
            (11/99; 1/97)(g)                                           (21.64)     (6.22)    (21.64)      --       --        8.19
PVIS1       Putnam VT Vista Fund - Class IB Shares (11/99; 1/97)(g)    (34.37)    (10.62)    (34.37)      --       --        6.12


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.10% mortality and expense risk fee and a 0.15% variable account administrative charge. Premium taxes are not reflected in these total returns.
(b) Commencement date of the subaccount; Commencement date of the fund).
(c) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.

(d) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(e) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 Fund performance reflects an additional 12b-1 fee expense which also affects future performance.
(f) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into this fund as of April 30, 2002.
(g) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option), adjusted to reflect the fees paid by Class IB shares including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

AVERAGE ANNUAL TOTAL RETURN(a) WITH WITHDRAWAL AND SELECTION OF DEATH BENEFIT OPTION A AND THE BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER FOR PERIODS ENDING DEC. 31, 2001


                                                                         PERFORMANCE OF                PERFORMANCE
                                                                         THE SUBACCOUNT                OF THE FUND
                                                                                  SINCE                                   SINCE
SUBACCOUNT INVESTING IN:                                               1 YEAR  COMMENCEMENT  1 YEAR  5 YEARS 10 YEARS  COMMENCEMENT
           AXP(R) VARIABLE PORTFOLIO -
PBCA2       Blue Chip Advantage Fund (11/99; 9/99(b)                   (23.65%)   (13.92%)   (23.65%)    --%      --%      (10.98%)
PBND2       Bond Fund (11/99; 10/81)                                    (1.64)      1.50      (1.64)   2.44     5.68         8.58
PCMG2       Cash Management Fund (11/99; 10/81)                         (5.25)      0.05      (5.25)   2.37     2.85         4.74
PDEI2       Diversified Equity Income Fund (11/99; 9/99)                (6.71)     (2.92)     (6.71)     --       --        (1.82)
PEXI2       Extra Income Fund (11/99; 5/96)                             (4.15)     (5.43)     (4.15)  (0.65)      --         0.40
PMGD2       Managed Fund (11/99; 4/86)                                 (18.29)     (7.76)    (18.29)   4.30     7.13         8.51
PNDM2       NEW DIMENSIONS FUND(R)(11/99; 5/96)                        (23.86)    (11.61)    (23.86)   7.42       --         8.60
PSCA2       Small Cap Advantage Fund (11/99; 9/99)                     (14.60)     (1.69)    (14.60)     --       --        (0.18)

           AIM V.I.
PCAP2       Capital Appreciation Fund, Series I (11/99; 5/93)          (29.83)    (13.09)    (29.83)   3.50       --        10.03
PVAL2       Premium Equity Fund, Series I (11/99; 5/93)                (20.12)    (13.66)    (20.12)   7.24       --        11.66
            (previously A.I.M. V.I. Value Fund, Series I)

           FIDELITY VIP
PBAL2       Balanced Portfolio (Service Class) (11/99; 1/95)(c)        (10.23)     (6.64)    (10.23)   4.59       --         6.57
PGRO2       Growth Portfolio (Service Class) (11/99; 10/86)(c)         (24.78)    (13.04)    (24.78)   9.17    11.63        12.01
PGRI2       Growth & Income Portfolio (Service Class)
            (11/99; 12/96)(c)                                          (16.71)     (9.34)    (16.71)   7.09       --         7.09
PMDC2       Mid Cap Portfolio (Service Class) (11/99; 12/98)(c)        (11.72)     17.30     (11.72)     --       --        22.32

           FTVIPT
PSMC2       Franklin Small Cap Fund - Class 2 (11/99; 11/95)(d)        (22.53)     (6.88)    (22.53)   9.20       --        12.42
PVAS2       Franklin Small Cap Value Securities Fund - Class 2
            (11/99; 5/98)(d)                                             4.05      15.83       4.05      --       --         0.02
            (previously FTVIPT Franklin Value Securities Fund -
            Class 2)
PMSS2       Mutual Shares Securities Fund - Class 2 (11/99; 11/96)(d)   (2.25)      6.58      (2.25)   7.73       --         8.34
PINT2       Templeton Foreign Securities Fund - Class 2 (11/99;
            5/92)(e),(f)                                               (23.20)     (9.42)    (23.20)   2.10       --         7.96
            (previously FTVIPT Templeton International Securities
            Fund - Class 2)

           MFS(R)
PGIS2       Investors Trust Series - Initial Class (11/99; 10/95)      (23.17)    (10.04)    (23.17)   4.80       --         8.81
PNDS2       New Discovery Series - Initial Class (11/99; 5/98)         (13.23)      3.32     (13.23)     --       --        11.67
PTRS2       Total Return Series - Initial Class (11/99; 1/95)           (8.43)      2.39      (8.43)   7.89       --        11.31
PUTS2       Utilities Series - Initial Class (11/99; 1/95)             (30.67)     (9.47)    (30.67)   8.13       --        12.89

           PUTNAM VARIABLE TRUST
PGIN2       Putnam VT Growth and Income Fund - Class IB Shares (11/99;
            2/88)(g)                                                   (14.47)     (5.00)    (14.47)   5.48    10.09        11.09
PINC2       Putnam VT Income Fund - Class IB
            Shares(11/99; 2/88)                                         (2.02)      1.77      (2.02)   3.33     4.87         5.91
PIGR2       Putnam VT International Growth Fund - Class
            IB Shares (11/99; 1/97)(g)                                 (27.40)    (10.66)    (27.40)     --       --         7.14
PVIS2       Putnam VT Vista Fund - Class IB Shares
            (11/99; 1/97)(g)                                           (39.13)    (14.61)    (39.13)     --       --         5.01


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.00% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.40% annual Benefit Protector(SM) Plus Death Benefit Rider fee and applicable withdrawal charges. Premium taxes are not reflected in these total returns.
(b) Commencement date of the subaccount; Commencement date of the fund).
(c) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.

(d) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(e) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 Fund performance reflects an additional 12b-1 fee expense which also affects future performance.
(f) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into this fund as of April 30, 2002.
(g) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option), adjusted to reflect the fees paid by Class IB shares including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

AVERAGE ANNUAL TOTAL RETURN(a) WITHOUT WITHDRAWAL AND SELECTION OF DEATH BENEFIT OPTION A AND THE BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER FOR PERIODS ENDING DEC. 31, 2001



                                                                         PERFORMANCE OF                PERFORMANCE
                                                                         THE SUBACCOUNT                OF THE FUND
                                                                                  SINCE                                     SINCE
SUBACCOUNT INVESTING IN:                                               1 YEAR  COMMENCEMENT  1 YEAR  5 YEARS  10 YEARS  COMMENCEMENT
           AXP(R) VARIABLE PORTFOLIO -
PBCA2       Blue Chip Advantage Fund (11/99; 9/99(b)                   (17.88%)   (11.26%)   (17.88%)    --%      --%       (8.40%)
PBND2       Bond Fund (11/99; 10/81)                                     6.04       4.63       6.04    3.33     5.68         8.58
PCMG2       Cash Management Fund (11/99; 10/81)                          2.12       3.14       2.12    3.27     2.85         4.74
PDEI2       Diversified Equity Income Fund (11/99; 9/99)                 0.53       0.08       0.53      --       --         1.03
PEXI2       Extra Income Fund (11/99; 5/96)                              3.32      (2.52)      3.32    0.27       --         1.05
PMGD2       Managed Fund (11/99; 4/86)                                 (12.05)     (4.91)    (12.05)   5.13     7.13         8.51
PNDM2       NEW DIMENSIONS FUND(R)(11/99; 5/96)                        (18.10)    (8.88)     (18.10)   8.16       --         9.07
PSCA2       Small Cap Advantage Fund (11/99; 9/99)                      (8.04)      1.36      (8.04)     --       --         2.74

           AIM V.I.
PCAP2       Capital Appreciation Fund, Series I (11/99; 5/93)          (24.60)    (10.41)    (24.60)   4.36       --        10.03
PVAL2       Premier Equity Fund, Series I (11/99; 5/93)                (14.05)    (10.99)    (14.05)   7.99       --        11.66
            (previously A.I.M. V.I. Value Fund, Series I)

           FIDELITY VIP
PBAL2       Balanced Portfolio (Service Class) (11/99; 1/95)(c)         (3.29)     (3.75)     (3.29)   5.41       --         6.77
PGRO2       Growth Portfolio (Service Class) (11/99; 10/86)(c)         (19.11)    (10.36)    (19.11)   9.87    11.63        12.01
PGRI2       Growth & Income Portfolio (Service Class) (11/99;
            12/96)(c)                                                  (10.33)     (6.54)    (10.33)   7.84       --         7.84
PMDC2       Mid Cap Portfolio (Service Class) (11/99; 12/98)(c)         (4.91)     20.00      (4.91)     --       --        23.64

           FTVIPT
PSMC2       Franklin Small Cap Fund - Class 2 (11/99; 11/95)(d)        (16.66)     (4.00)    (16.66)   9.89       --        12.60
PVAS2       Franklin Small Cap Value Securities Fund - Class 2
            (11/99; 5/98)(d)                                            12.05      18.56      12.05      --       --         1.54
            (previously FTVIPT Franklin Value Securities Fund -
            Class 2)
PMSS2       Mutual Shares Securities Fund - Class 2 (11/99; 11/96)(d)    5.38       9.57       5.38    8.46       --         8.89
PINT2       Templeton Foreign Securities Fund - Class 2 (11/99;
            5/92)(e),(f)                                               (17.40)     (6.62)    (17.40)   3.00       --         7.96
            (previously FTVIPT Templeton International Securities
            Fund - Class 2)

           MFS(R)
PGIS2       Investors Trust Series - Initial Class (11/99; 10/95)      (17.35)     (7.26)    (17.35)   5.62       --         9.01
PNDS2       New Discovery Series - Initial Class (11/99; 5/98)          (6.55)      6.42      (6.55)     --       --        12.87
PTRS2       Total Return Series - Initial Class (11/99; 1/95)           (1.34)      5.52      (1.34)   8.62       --        11.46
PUTS2       Utilities Series - Initial Class (11/99; 1/95)             (25.51)     (6.67)    (25.51)   8.86       --        13.03

           PUTNAM VARIABLE TRUST
PGIN2       Putnam VT Growth and Income Fund - Class
            IB Shares (11/99; 2/88)(g)                                  (7.91)     (2.06)     (7.91)   6.27    10.09        11.09
PINC2       Putnam VT Income Fund - Class IB Shares (11/99; 2/88)        5.63       4.91       5.63    4.19     4.87         5.91
PIGR2       Putnam VT International Growth Fund - Class IB Shares
            (11/99; 1/97)(g)(21.96)                                     (7.90)    (21.96)        --               --         7.89
PVIS2       Putnam VT Vista Fund - Class IB Shares (11/99; 1/97)(g)    (34.70)    (11.97)    (34.70)     --       --         5.82


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.00% mortality and expense risk fee, a 0.15% variable account administrative charge and a 0.40% annual Benefit Protector(SM) Plus Death Benefit Rider fee. Premium taxes are not reflected in these total returns.
(b) Commencement date of the subaccount; Commencement date of the fund).
(c) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.

(d) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(e) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 Fund performance reflects an additional 12b-1 fee expense which also affects future performance.
(f) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into this fund as of April 30, 2002.
(g) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option), adjusted to reflect the fees paid by Class IB shares including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

AVERAGE ANNUAL TOTAL RETURN(a) WITH WITHDRAWAL AND SELECTION OF DEATH BENEFIT OPTION A FOR PERIODS ENDING DEC. 31, 2001



                                                                         PERFORMANCE OF                PERFORMANCE
                                                                         THE SUBACCOUNT                OF THE FUND

                                                                                  SINCE                                    SINCE
SUBACCOUNT INVESTING IN:                                               1 YEAR  COMMENCEMENT  1 YEAR  5 YEARS 10 YEARS   COMMENCEMENT
           AXP(R) VARIABLE PORTFOLIO -

PBCA2       Blue Chip Advantage Fund (11/99; 9/99(b)                   (23.29%)   (13.54%)   (23.29%)    --%      --%      (10.59%)
PBND2       Bond Fund (11/99; 10/81)                                    (1.27)      1.89      (1.27)   2.86     6.08         8.98
PCMG2       Cash Management Fund (11/99; 10/81)                         (4.88)      0.43      (4.88)   2.79     3.25         5.14
PDEI2       Diversified Equity Income Fund (11/99; 9/99)                (6.34)     (2.54)     (6.34)     --       --        (1.43)
PEXI2       Extra Income Fund (11/99; 5/96)                             (3.78)     (5.05)     (3.78)  (0.26)      --         0.79
PMGD2       Managed Fund (11/99; 4/86)                                 (17.92)     (7.37)    (17.92)   4.71     7.53         8.91
PNDM2       NEW DIMENSIONS FUND(R)(11/99; 5/96)                        (23.49)    (11.22)    (23.49)   7.83       --         9.00
PSCA2       Small Cap Advantage Fund (11/99; 9/99)                     (14.23)     (1.31)    (14.23)     --       --         0.21

           AIM V.I.
PCAP2       Capital Appreciation Fund, Series I (11/99; 5/93)          (29.46)    (12.71)    (29.46)   3.92       --        10.43
PVAL2       Premier Equity Fund, Series I (11/99; 5/93)                (19.75)    (13.27)    (19.75)   7.65       --        12.06
            (previously A.I.M. V.I. Value Fund, Series I)

           FIDELITY VIP
PBAL2       Balanced Portfolio (Service Class) (11/99; 1/95)(c)         (9.86)     (6.25)     (9.86)   5.00       --         6.98
PGRO2       Growth Portfolio (Service Class) (11/99; 10/86)(c)         (24.41)    (12.66)    (24.41)   9.58    12.03        12.41
PGRI2       Growth & Income Portfolio (Service Class)
            (11/99; 12/96)(c)                                          (16.34)     (8.96)    (16.34)   7.50       --         7.50
PMDC2       Mid Cap Portfolio (Service Class) (11/99; 12/98)(c)        (11.35)     17.72     (11.35)     --       --        22.73

           FTVIPT
PSMC2       Franklin Small Cap Fund - Class 2 (11/99; 11/95)(d)        (22.16)     (6.50)    (22.16)   9.61       --        12.82
PVAS2       Franklin Small Cap Value Securities Fund -
            Class 2 (11/99; 5/98)(d)                                     4.45      16.24       4.45      --       --         0.41
            (previously FTVIPT Franklin Value Securities Fund -
            Class 2)
PMSS2       Mutual Shares Securities Fund - Class 2 (11/99; 11/96)(d)   (1.88)      6.99      (1.88)   8.14       --         8.75
PINT2       Templeton Foreign Securities Fund - Class 2 (11/99;
            5/92)(e),(f)                                               (22.84)     (9.03)    (22.84)   2.51       --         8.36
            (previously FTVIPT Templeton International Securities
            Fund - Class 2)

           MFS(R)
PGIS2       Investors Trust Series - Initial Class (11/99; 10/95)      (22.80)     (9.65)    (22.80)   5.21       --         9.21
PNDS2       New Discovery Series - Initial Class (11/99; 5/98)         (12.86)      3.73     (12.86)     --       --        12.08
PTRS2       Total Return Series - Initial Class (11/99; 1/95)           (8.06)      2.80      (8.06)   8.30       --        11.71
PUTS2       Utilities Series - Initial Class (11/99; 1/95)             (30.30)     (9.09)    (30.30)   8.54       --        13.29

           PUTNAM VARIABLE TRUST
PGIN2       Putnam VT Growth and Income Fund - Class IB Shares
            (11/99; 2/88)(g)                                           (14.10)     (4.61)    (14.10)   5.89    10.49        11.49
PINC2       Putnam VT Income Fund - Class IB Shares (11/99; 2/88)       (1.65)      2.17      (1.65)   3.74     5.27         6.31
PIGR2       Putnam VT International Growth Fund - Class IB Shares
            (11/99; 1/97)(g)                                           (27.04)    (10.27)    (27.04)     --       --         7.55
PVIS2       Putnam VT Vista Fund - Class IB Shares (11/99; 1/97)(g)    (38.76)    (14.23)    (38.76)     --       --         5.42


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.00% mortality and expense risk fee, a 0.15% variable account administrative charge and applicable withdrawal charges. Premium taxes are not reflected in these total returns.
(b) Commencement date of the subaccount; Commencement date of the fund).
(c) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.

(d) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(e) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 Fund performance reflects an additional 12b-1 fee expense which also affects future performance.
(f) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into this fund as of April 30, 2002.
(g) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option), adjusted to reflect the fees paid by Class IB shares including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

AVERAGE ANNUAL TOTAL RETURN(a) WITHOUT WITHDRAWAL AND SELECTION OF DEATH BENEFIT OPTION A FOR PERIODS ENDING DEC. 31, 2001



                                                                         PERFORMANCE OF                PERFORMANCE
                                                                         THE SUBACCOUNT                OF THE FUND
                                                                                  SINCE                                    SINCE
SUBACCOUNT INVESTING IN:                                               1 YEAR  COMMENCEMENT  1 YEAR  5 YEARS  10 YEARS  COMMENCEMENT
           AXP(R) VARIABLE PORTFOLIO -
PBCA2       Blue Chip Advantage Fund (11/99; 9/99)(b)                  (17.48%)   (10.86%)   (17.48%)    --%      --%       (8.00%)
PBND2       Bond Fund (11/99; 10/81)                                     6.44       5.03       6.44    3.73     6.08         8.98
PCMG2       Cash Management Fund (11/99; 10/81)                          2.52       3.54       2.52    3.67     3.25         5.14
PDEI2       Diversified Equity Income Fund (11/99; 9/99)                 0.93       0.48       0.93      --       --         1.43
PEXI2       Extra Income Fund (11/99; 5/96)                              3.72      (2.12)      3.72    0.67       --         1.45
PMGD2       Managed Fund (11/99; 4/86)                                 (11.65)     (4.51)    (11.65)   5.53     7.53         8.91
PNDM2       NEW DIMENSIONS FUND(R)(11/99; 5/96)                        (17.70)     (8.48)    (17.70)   8.56       --         9.47
PSCA2       Small Cap Advantage Fund (11/99; 9/99)                      (7.64)      1.76      (7.64)     --       --         3.14

           AIM V.I.
PCAP2       Capital Appreciation Fund, Series I (11/99; 5/93)          (24.20)    (10.01)    (24.20)   4.76       --        10.43
PVAL2       Premier Equity Fund, Series I (11/99; 5/93)                (13.65)    (10.59)    (13.65)   8.39       --        12.06
            (previously A.I.M. V.I. Value Fund, Series I)

           FIDELITY VIP
PBAL2       Balanced Portfolio (Service Class) (11/99; 1/95)(c)         (2.89)     (3.35)     (2.89)   5.81       --         7.17
PGRO2       Growth Portfolio (Service Class) (11/99; 10/86)(c)         (18.71)     (9.96)    (18.71)  10.27    12.03        12.41
PGRI2       Growth & Income Portfolio (Service Class)
            (11/99; 12/96)(c)                                           (9.93)     (6.14)     (9.93)   8.24       --         8.24
PMDC2       Mid Cap Portfolio (Service Class) (11/99; 12/98)(c)         (4.51)     20.40      (4.51)     --       --        24.04

           FTVIPT
PSMC2       Franklin Small Cap Fund - Class 2 (11/99; 11/95)(d)        (16.26)     (3.60)    (16.26)  10.29       --        13.00
PVAS2       Franklin Small Cap Value Securities Fund - Class 2
            (11/99; 5/98)(d)                                            12.45      18.96      12.45      --       --         1.94
            (previously FTVIPT Franklin Value Securities Fund -
            Class 2)
PMSS2       Mutual Shares Securities Fund - Class 2 (11/99; 11/96)(d)    5.78       9.97       5.78    8.86       --         9.29
PINT2       Templeton Foreign Securities Fund - Class 2
            (11/99; 5/92)(e),(f)                                       (17.00)     (6.22)    (17.00)   3.40       --         8.36
            (previously FTVIPT Templeton International Securities
            Fund - Class 2)

           MFS(R)
PGIS2       Investors Trust Series - Initial Class (11/99; 10/95)      (16.95)     (6.86)    (16.95)   6.02       --         9.41
PNDS2       New Discovery Series - Initial Class (11/99; 5/98)          (6.15)      6.82      (6.15)     --       --        13.27
PTRS2       Total Return Series - Initial Class (11/99; 1/95)           (0.94)      5.92      (0.94)   9.02       --        11.86
PUTS2       Utilities Series - Initial Class (11/99; 1/95)             (25.11)     (6.27)    (25.11)   9.26       --        13.43

           PUTNAM VARIABLE TRUST
PGIN2       Putnam VT Growth and Income Fund - Class IB Shares
            (11/99; 2/88)(g)                                            (7.51)     (1.66)     (7.51)   6.67    10.49        11.49
PINC2       Putnam VT Income Fund - Class IB Shares (11/99; 2/88)        6.03       5.31       6.03    4.59     5.27         6.31
PIGR2       Putnam VT International Growth Fund - Class IB Shares
            (11/99; 1/97)(g)                                           (21.56)     (7.50)    (21.56)     --       --         8.29
PVIS2       Putnam VT Vista Fund - Class IB Shares (11/99; 1/97)(g)    (34.30)    (11.57)    (34.30)     --       --         6.22


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.00% mortality and expense risk fee and a 0.15% variable account administrative charge. Premium taxes are not reflected in these total returns.
(b) Commencement date of the subaccount; Commencement date of the fund).
(c) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.

(d) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(e) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 Fund performance reflects an additional 12b-1 fee expense which also affects future performance.
(f) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into this fund as of April 30, 2002.
(g) Performance information for Class IB shares for periods prior to April 6, 1998 for Putnam VT Growth and Income Fund and for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option), adjusted to reflect the fees paid by Class IB shares including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

CUMULATIVE TOTAL RETURN
Cumulative total return represents the cumulative change in value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return using the following formula:

                                     ERV - P
                                     -------
                                        P

where:     P = a hypothetical initial payment of $1,000
         ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof).

Total return figures reflect the deduction of the withdrawal charge which assumes you withdraw the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We also may show performance figures without the deduction of a withdrawal charge. In addition, all total return figures reflect the deduction of all other applicable charges (except premium taxes) including the contract administrative charge, the variable account administrative charge, the mortality and expense risk fee, the Benefit Protector(SM) Death Benefit Rider fee and the Benefit Protector(SM) Plus Death Benefit Rider fee.


ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING  IN A MONEY MARKET FUND


ANNUALIZED SIMPLE YIELD
For a subaccount investing in a money market fund, we base quotations of simple yield on:

(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;

(b) less a pro rata share of the subaccount expenses accrued over the period;

(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and

(d) raising the base period return to the power of 365/7.

The subaccount's value includes:

-  any declared dividends,
-  the value of any shares purchased with dividends paid during the period, and
-  any dividends declared for such shares.

It does not include:

-  the effect of any applicable withdrawal charge, or
-  any realized or unrealized gains or losses.

ANNUALIZED COMPOUND YIELD
We calculate compound yield using the base period return described above, which we then compound according to the following formula:
Compound Yield = [(Base Period Return + 1) TO THE POWER OF 365/7] - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.


ANNUALIZED YIELD BASED ON THE SEVEN-DAY PERIOD ENDING DEC. 31, 2001



SUBACCOUNT      INVESTING IN:                                          SIMPLE YIELD       COMPOUND YIELD
PCMG1           AXP(R) Variable Portfolio - Cash Management Fund          0.34%                0.34%
PCMG2           AXP(R) Variable Portfolio - Cash Management Fund          0.42%                0.42%

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN AN INCOME FUND

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                      YIELD = 2[( a - b + 1) TO THE POWER OF 6 - 1]
                                  -----
                                   cd

where:      a =     dividends and investment income earned during the period
            b =     expenses accrued for the period (net of reimbursements)
            c =     the average daily number of accumulation units outstanding during the period that were entitled to receive dividends
            d =     the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.


ANNUALIZED YIELD BASED ON THE 30-DAY PERIOD ENDED DEC. 31, 2001



SUBACCOUNT      INVESTING IN:                                           YIELD
PBND1           AXP(R) Variable Portfolio - Bond Fund                   5.66%
PBND2           AXP(R) Variable Portfolio - Bond Fund                   5.58%
PEXI1           AXP(R) Variable Portfolio - Extra Income Fund          11.08%
PEXI2           AXP(R) Variable Portfolio - Extra Income Fund          10.74%


The yield on the variable account's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

  The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.


CALCULATING ANNUITY PAYOUTS


THE VARIABLE ACCOUNT
We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payment, we:
- determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then
- apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:
- the annuity unit value on the valuation date; by
- the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:
- the net investment factor; and
- the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

NET INVESTMENT FACTOR: We determine the net investment factor by:

- adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
- dividing that sum by the previous adjusted net asset value per share; and
- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.


THE FIXED ACCOUNT


We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

- take the value of your fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then

- using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time your choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RATING AGENCIES


We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the contract. This information relates only to our general account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.

For detailed information on the agency ratings given to American Enterprise Life, contact your sales representative. Or view our current ratings by visiting the agency Web sites directly at:



A.M. Best                                 www.ambest.com
Fitch                                     www.fitchratings.com
Moody's                                   www.moodys.com/insurance



A.M. Best -- Rates insurance companies for their financial strength. Fitch (formerly Duff & Phelps) -- Rates insurance companies for their claims-paying ability.
Moody's -- Rates insurance companies for their  financial strength.


PRINCIPAL UNDERWRITER


American Express Financial Advisors Inc. (AEFA) serves as principal underwriter for the contract, which it offers on a continuous basis. AEFA is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. AEFA is an affiliate of ours. The contract is offered to the public through certain securities broker-dealers and through entities that may offer the contract but are exempt from registration that have entered into selling agreements with AEFA and whose personnel are legally authorized to sell annuity products. Both AEFA and American Enterprise Life are ultimately controlled by American Express Company. The principal business address of AEFA is the same as ours. American Enterprise Life currently pays AEFA underwriting commissions for its role as principal underwriter of all variable annuities associated with this variable account. For the past three years, the aggregate dollar amount of underwriting commissions paid to AEFA in its role as principal underwriter has been: 2001: $22,055,827; 2000: $32,468,381; and 1999:
$5,924,368. AEFA retains no underwriting commission from the sale of the contract.


INDEPENDENT AUDITORS


The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 220 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT - AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(SM)




REPORT OF INDEPENDENT AUDITORS


THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the individual statements of assets and liabilities of the segregated asset subaccounts of American Enterprise Variable Annuity Account - American Express Pinnacle Variable Annuity(SM) (comprised of subaccounts PBCA1, PBCA2, PBND1, PBND2, PCMG1, PCMG2, PDEI1, PDEI2, PEXI1, PEXI2, PMGD1, PMGD2, PNDM1, PNDM2, PSCA1, PSCA2, PCAP1, PCAP2, PVAL1, PVAL2, PBAL1, PBAL2, PGRO1, PGRO2, PGRI1, PGRI2, PMDC1, PMDC2, PSMC1, PSMC2, PVAS1, PVAS2, PMSS1, PMSS2, PINT1, PINT2, PGIS1, PGIS2, PNDS1, PNDS2, PTRS1, PTRS2, PUTS1, PUTS2, PGIN1, PGIN2, PINC1, PINC2, PIGR1, PIGR2, PVIS1 and PVIS2) as of December 31, 2001, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of American Enterprise Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.


We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2001 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of American Enterprise Variable Annuity Account - American Express Pinnacle Variable Annuity(SM) at December 31, 2001, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States..




ERNST & YOUNG LLP





Minneapolis, Minnesota
March 22, 2002

STATEMENTS OF ASSETS AND LIABILITIES


                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                      -----------------------------------------------------------------------------
DECEMBER 31, 2001                                         PBCA1       PBCA2      PBND1       PBND2       PCMG1       PCMG2
ASSETS

Investments in shares of mutual funds and portfolios:
   at cost                                             $  803,997  $    1,759  $  108,724  $   27,171  $2,418,388  $  305,687
                                                      -----------------------------------------------------------------------------
   at market value                                     $  733,455  $    1,596  $  110,307  $   26,982  $2,418,326  $  305,684
Dividends receivable                                           --          --         515         131       3,613         458
Accounts receivable from American Enterprise Life for
  contract purchase payments                               13,740          --          --          --       3,750          --
Receivable from mutual funds and portfolios for share
  redemptions                                                  --          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                              747,195       1,596     110,822      27,113   2,425,689     306,142
===================================================================================================================================

LIABILITIES

Payable to American Enterprise Life for:
   Mortality and expense risk fee                             667           1         103          24       2,243         259
   Issue and administrative expense charge                     91          --          14           4         306          39
   Contract terminations                                       --          --          --          --          --          --
Payable to mutual funds and portfolios for
  investments purchased                                        --          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                             758           1         117          28       2,549         298
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
  period                                                  746,437       1,595     110,705      27,085   2,423,140     305,844
Net assets applicable to contracts in payment period           --          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                       $  746,437  $    1,595  $  110,705  $   27,085  $2,423,140  $  305,844
===================================================================================================================================
Accumulation units outstanding                            942,961       2,010      99,294      24,209   2,250,084     283,943
===================================================================================================================================
Net asset value per accumulation unit                  $     0.79  $     0.79  $     1.11  $     1.12  $     1.08  $     1.08
===================================================================================================================================

See accompanying notes to financial statements.

                                       16

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                                      -----------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                             PDEI1        PDEI2      PEXI1       PEXI2      PMGD1       PMGD2
ASSETS

Investments in shares of mutual funds and portfolios:
   at cost                                             $  335,431  $   26,368  $  846,235  $   38,791  $  141,066  $  163,361
                                                      -----------------------------------------------------------------------------
   at market value                                     $  344,753  $   26,440  $  778,131  $   38,284  $  138,195  $  158,795
Dividends receivable                                           --          --       7,070         324          --          --
Accounts receivable from American Enterprise Life for
  contract purchase payments                                   --          --         600          --          --          --
Receivable from mutual funds and portfolios for share
  redemptions                                                  --          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                              344,753      26,440     785,801      38,608     138,195     158,795
===================================================================================================================================

LIABILITIES

Payable to American Enterprise Life for:
   Mortality and expense risk fee                             292          23         732          30         127         129
   Issue and administrative expense charge                     40           3         100           5          17          20
   Contract terminations                                       --          --          --          --          79          --
Payable to mutual funds and portfolios for
  investments purchased                                        --          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                             332          26         832          35         223         149
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
  period                                                  344,421      26,414     784,969      38,573     137,972     158,646
Net assets applicable to contracts in payment period           --          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                       $  344,421  $   26,414  $  784,969  $   38,573  $  137,972  $  158,646
===================================================================================================================================
Accumulation units outstanding                            341,828      26,156     820,896      40,235     150,569     172,728
===================================================================================================================================
Net asset value per accumulation unit                  $     1.01  $     1.01  $     0.96  $     0.96  $     0.92  $     0.92
===================================================================================================================================

See accompanying notes to financial statements.

                                       17

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                      -----------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                             PNDM1       PNDM2       PSCA1       PSCA2      PCAP1       PCAP2
ASSETS

Investments in shares of mutual funds and portfolios:
   at cost                                             $3,642,857  $   51,441  $  292,515  $   12,004  $3,652,574  $   78,103
                                                      -----------------------------------------------------------------------------
   at market value                                     $2,970,275  $   49,286  $  292,300  $   12,053  $2,815,889  $   65,587
Dividends receivable                                           --          --          --          --          --          --
Accounts receivable from American Enterprise Life for
  contract purchase payments                               38,017          --          --          --       6,829          --
Receivable from mutual funds and portfolios for share
  redemptions                                                  --          --          --          --       2,897          60
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                            3,008,292      49,286     292,300      12,053   2,825,615      65,647
===================================================================================================================================

LIABILITIES

Payable to American Enterprise Life for:
   Mortality and expense risk fee                           2,734          41         251          10       2,549          52
   Issue and administrative expense charge                    373           6          34           2         348           8
   Contract terminations                                       --          --          88          --          --          --
Payable to mutual funds and portfolios for
  investments purchased                                        --          --          --          --       6,829          --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                           3,107          47         373          12       9,726          60
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
  period                                                2,958,110      49,239     291,927      12,041   2,815,889      65,587
Net assets applicable to contracts in payment period       47,075          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                       $3,005,185  $   49,239  $  291,927  $   12,041  $2,815,889  $   65,587
===================================================================================================================================
Accumulation units outstanding                          3,478,255      57,860     276,360      11,376   3,345,255      77,735
===================================================================================================================================
Net asset value per accumulation unit                  $     0.85  $     0.85  $     1.06  $     1.06  $     0.84  $     0.84
===================================================================================================================================

See accompanying notes to financial statements.

                                       18

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                       ----------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                              PVAL1         PVAL2        PBAL1     PBAL2       PGRO1        PGRO2
ASSETS

Investments in shares of mutual funds and portfolios:
   at cost                                              $10,100,904  $   228,826  $   323,590  $ 55,515  $   518,405  $   161,398
                                                       ----------------------------------------------------------------------------
   at market value                                      $ 8,421,667  $   221,835  $   325,961  $ 55,435  $   369,024  $   126,568
Dividends receivable                                             --           --           --        --           --           --
Accounts receivable from American Enterprise Life for
  contract purchase payments                                 28,587           --          125        --        3,000           --
Receivable from mutual funds and portfolios for share
  redemptions                                                 8,642          203          337        54          386          122
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                              8,458,896      222,038      326,423    55,489      372,410      126,690
===================================================================================================================================

LIABILITIES

Payable to American Enterprise Life for:
   Mortality and expense risk fee                             7,605          176          297        47          340          106
   Issue and administrative expense charge                    1,037           27           40         7           46           16
   Contract terminations                                         --           --           --        --           --           --
Payable to mutual funds and portfolios for investments
  purchased                                                  28,587           --          125        --        3,000           --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                            37,229          203          462        54        3,386          122
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
  period                                                  8,361,919      221,835      325,961    55,435      369,024      126,568
Net assets applicable to contracts in payment period         59,748           --           --        --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                        $ 8,421,667  $   221,835  $   325,961  $ 55,435  $   369,024  $   126,568
===================================================================================================================================
Accumulation units outstanding                           10,352,049      273,532      349,760    59,352      445,315      152,381
===================================================================================================================================
Net asset value per accumulation unit                   $      0.81  $      0.81  $      0.93  $   0.93  $      0.83  $      0.83
===================================================================================================================================

See accompanying notes to financial statements.

                                       19

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                      -----------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                            PGRI1        PGRI2       PMDC1       PMDC2      PSMC1       PSMC2
ASSETS

Investments in shares of mutual funds and portfolios:
   at cost                                             $  380,727  $   79,298  $1,874,998  $  301,117  $3,152,070  $  259,054
                                                      -----------------------------------------------------------------------------
   at market value                                     $  373,566  $   79,399  $1,955,979  $  315,431  $2,884,175  $  264,797
Dividends receivable                                           --          --          --          --          --          --
Accounts receivable from American Enterprise Life for
  contract purchase payments                                   --       7,544       2,847          --      34,078          --
Receivable from mutual funds and portfolios for share
  redemptions                                                 385          69       2,007         291       2,971         239
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                              373,951      87,012   1,960,833     315,722   2,921,224     265,036
===================================================================================================================================

LIABILITIES

Payable to American Enterprise Life for:
   Mortality and expense risk fee                             339          60       1,766         253       2,615         208
   Issue and administrative expense charge                     46           9         241          38         356          31
   Contract terminations                                       --          --          --          --          --          --
Payable to mutual funds and portfolios for
  investments purchased                                        --       7,544       2,847          --      34,078          --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                             385       7,613       4,854         291      37,049         239
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
  period                                                  373,566      79,399   1,953,156     315,431   2,873,316     264,797
Net assets applicable to contracts in payment period           --          --       2,823          --      10,859          --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                       $  373,566  $   79,399  $1,955,979  $  315,431  $2,884,175  $  264,797
===================================================================================================================================
Accumulation units outstanding                            425,246      90,211   1,253,976     202,065   2,844,121     261,449
===================================================================================================================================
Net asset value per accumulation unit                  $     0.88  $     0.88  $     1.56  $     1.56  $     1.01  $     1.01
===================================================================================================================================

See accompanying notes to financial statements.

                                       20

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                      -----------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                            PVAS1       PVAS2       PMSS1       PMSS2       PINT1       PINT2
ASSETS

Investments in shares of mutual funds and portfolios:
   at cost                                             $    2,625  $      260  $  308,138  $   74,132  $  140,717  $   34,322
                                                      -----------------------------------------------------------------------------
   at market value                                     $    2,916  $      372  $  307,457  $   76,677  $  131,090  $   26,269
Dividends receivable                                           --          --          --          --          --          --
Accounts receivable from American Enterprise Life for
  contract purchase payments                                   --          --       3,634          --         600          --
Receivable from mutual funds and portfolios for share
  redemptions                                                   3          --         275          70         135          24
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                2,919         372     311,366      76,747     131,825      26,293
===================================================================================================================================

LIABILITIES

Payable to American Enterprise Life for:
   Mortality and expense risk fee                               3          --         242          61         119          21
   Issue and administrative expense charge                     --          --          33           9          16           3
   Contract terminations                                       --          --          --          49          --          --
Payable to mutual funds and portfolios for investments
  purchased                                                    --          --       3,634          --         600          --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                               3          --       3,909         119         735          24
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
  period                                                    2,916         372     307,457      76,628     131,090      26,269
Net assets applicable to contracts in payment period           --          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                       $    2,916  $      372  $  307,457  $   76,628  $  131,090  $   26,269
===================================================================================================================================
Accumulation units outstanding                              2,015         256     251,581      62,561     145,353      29,059
===================================================================================================================================
Net asset value per accumulation unit                  $     1.45  $     1.45  $     1.22  $     1.22  $     0.90  $     0.90
===================================================================================================================================

See accompanying notes to financial statements.

                                       21

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                      -----------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                            PGIS1       PGIS2       PNDS1       PNDS2       PTRS1       PTRS2
ASSETS

Investments in shares of mutual funds and portfolios:
   at cost                                             $1,294,377  $    8,367  $   27,336  $   17,447  $   89,294  $   40,552
                                                      -----------------------------------------------------------------------------
   at market value                                     $1,184,099  $    7,488  $   23,789  $   18,342  $   86,782  $   40,800
Dividends receivable                                           --          --          --          --          --          --
Accounts receivable from American Enterprise Life for
  contract purchase payments                               36,916          --          --          --          --          --
Receivable from mutual funds and portfolios for share
  redemptions                                               1,176           7          25          18          92          40
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                            1,222,191       7,495      23,814      18,360      86,874      40,840
===================================================================================================================================

LIABILITIES

Payable to American Enterprise Life for:
   Mortality and expense risk fee                           1,035           6          22          16          81          35
   Issue and administrative expense charge                    141           1           3           2          11           5
   Contract terminations                                       --          --          --          --          --          --
Payable to mutual funds and portfolios for investments
  purchased                                                36,916          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                          38,092           7          25          18          92          40
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
  period                                                1,184,099       7,488      23,789      18,342      86,782      40,800
Net assets applicable to contracts in payment period           --          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                       $1,184,099  $    7,488  $   23,789  $   18,342  $   86,782  $   40,800
===================================================================================================================================
Accumulation units outstanding                          1,377,117       8,690      18,351      14,098      76,585      35,928
===================================================================================================================================
Net asset value per accumulation unit                  $     0.86  $     0.86  $     1.30  $     1.30  $     1.13  $     1.14
===================================================================================================================================

See accompanying notes to financial statements.

                                       22

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                      -----------------------------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                            PUTS1        PUTS2       PGIN1       PGIN2       PINC1       PINC2
ASSETS

Investments in shares of mutual funds and portfolios:
   at cost                                             $2,416,117  $   38,935  $  935,028  $  312,837  $   31,235  $   16,092
                                                      -----------------------------------------------------------------------------
   at market value                                     $1,801,016  $   33,043  $  918,483  $  305,610  $   31,376  $   17,475
Dividends receivable                                           --          --          --          --          --          --
Accounts receivable from American Enterprise Life for
  contract purchase payments                               23,537          --       7,946          --          --          --
Receivable from mutual funds and portfolios for share
  redemptions                                               1,828          33         892         319          31          17
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                            1,826,381      33,076     927,321     305,929      31,407      17,492
===================================================================================================================================

LIABILITIES

Payable to American Enterprise Life for:
   Mortality and expense risk fee                           1,609          29         785         277          27          15
   Issue and administrative expense charge                    219           4         107          42           4           2
   Contract terminations                                       --          --          --          --          --          --
Payable to mutual funds and portfolios for investments
  purchased                                                23,537          --       7,946          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                          25,365          33       8,838         319          31          17
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
  period                                                1,801,016      33,043     918,483     305,610      31,376      17,475
Net assets applicable to contracts in payment period           --          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                       $1,801,016  $   33,043  $  918,483  $  305,610  $   31,376  $   17,475
===================================================================================================================================
Accumulation units outstanding                          1,998,687      36,581     963,282     319,822      27,983      15,554
===================================================================================================================================
Net asset value per accumulation unit                  $     0.90  $     0.90  $     0.95  $     0.96  $     1.12  $     1.12
===================================================================================================================================

See accompanying notes to financial statements.

                                       23

                                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                                             ------------------------------------------------------
DECEMBER 31, 2001 (CONTINUED)                                                     PIGR1      PIGR2        PVIS1      PVIS2
ASSETS

Investments in shares of mutual funds and portfolios:
   at cost                                                                     $5,499,292  $  172,504  $ 4,781,996  $101,465
                                                                             ------------------------------------------------------
   at market value                                                             $4,269,371  $  155,672  $ 3,271,791  $ 83,982
Dividends receivable                                                                   --          --           --        --
Accounts receivable from American Enterprise Life for
  contract purchase payments                                                        3,935          --        1,334        --
Receivable from mutual funds and portfolios for share
  redemptions                                                                       4,472         145        3,413        78
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                    4,277,778     155,817    3,276,538    84,060
===================================================================================================================================

LIABILITIES

Payable to American Enterprise Life for:
   Mortality and expense risk fee                                                   3,935         126        3,004        68
   Issue and administrative expense charge                                            537          19          409        10
   Contract terminations                                                               --          --           --        --
Payable to mutual funds and portfolios for investments
  purchased                                                                         3,935          --        1,334        --
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                   8,407         145        4,747        78
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
  period                                                                        4,256,362     155,672    3,263,337    83,982
Net assets applicable to contracts in payment period                               13,009         --         8,454        --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                               $4,269,371  $  155,672  $ 3,271,791  $ 83,982
===================================================================================================================================
Accumulation units outstanding                                                  4,730,889     172,640    4,035,168   103,683
===================================================================================================================================
Net asset value per accumulation unit                                          $     0.90  $     0.90  $      0.81  $   0.81
===================================================================================================================================


See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS


                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                     ------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001                              PBCA1       PBCA2       PBND1       PBND2       PCMG1      PCMG2
INVESTMENT INCOME

Dividend income from mutual funds and portfolios       $    3,226  $        6  $    5,810  $      678  $   25,379  $    2,827
Variable account expenses                                   5,533          20       1,141         125      12,071       1,259
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                             (2,307)        (14)      4,669         553      13,308       1,568
===================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS --
  NET

Realized gain (loss) on sales of investments in mutual
  funds and portfolios:
   Proceeds from sales                                     32,268      16,286       9,351       3,100     333,971     374,773
   Cost of investments sold                                38,200      18,509       9,082       3,137     333,972     374,772
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments           (5,932)     (2,223)        269         (37)         (1)          1
Distributions from capital gains                               --          --          --          --          --          --
Net change in unrealized appreciation or depreciation
  of investments                                          (49,800)      2,193         398        (183)        (59)         (2)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                            (55,732)        (30)        667        (220)        (60)         (1)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                            $  (58,039) $      (44) $    5,336  $      333  $   13,248  $    1,567
===================================================================================================================================

See accompanying notes to financial statements.

                                       25

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                     ------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                  PDEI1       PDEI2       PEXI1      PEXI2        PMGD1      PMGD2
INVESTMENT INCOME

Dividend income from mutual funds and portfolios       $    2,671  $      238  $   57,284  $    1,224  $    1,687  $    2,096
Variable account expenses                                   3,158         237       6,666         133         901         971
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                              (487)          1      50,618       1,091         786       1,125
===================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS --
  NET

Realized gain (loss) on sales of investments in mutual
  funds and portfolios:
   Proceeds from sales                                    479,603       3,220      16,509       1,147      85,377      62,165
   Cost of investments sold                               448,680       3,163      17,799       1,227      86,875      62,680
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments           30,923          57      (1,290)        (80)     (1,498)       (515)
Distributions from capital gains                               --          --          --          --          --          --
Net change in unrealized appreciation or depreciation
  of investments                                              870          72     (39,727)       (459)     (2,465)     (4,552)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                             31,793         129     (41,017)       (539)     (3,963)     (5,067)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations                                            $   31,306  $      130  $    9,601  $      552  $   (3,177) $   (3,942)
===================================================================================================================================

See accompanying notes to financial statements.

                                       26

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                     ------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                  PNDM1       PNDM2        PSCA1      PSCA2       PCAP1      PCAP2
INVESTMENT INCOME

Dividend income from mutual funds and portfolios       $    6,170  $       85  $       --  $       --  $       --  $       --
Variable account expenses                                  32,623         330       2,116          70      25,375         491
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                            (26,453)       (245)     (2,116)        (70)    (25,375)       (491)
===================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS --
  NET

Realized gain (loss) on sales of investments in mutual
  funds and portfolios:
   Proceeds from sales                                    548,441      12,352      59,981       2,910     191,740      30,171
   Cost of investments sold                               651,343      15,376      63,883       3,031     244,366      36,177
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments         (102,902)     (3,024)     (3,902)       (121)    (52,626)     (6,006)
Distributions from capital gains                               --          --          --          --     221,162       4,937
Net change in unrealized appreciation or depreciation
  of investments                                         (331,473)       (907)      4,081          24    (605,087)     (7,131)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                           (434,375)     (3,931)        179         (97)   (436,551)     (8,200)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                           $ (460,828) $   (4,176) $   (1,937) $     (167) $ (461,926) $   (8,691)
===================================================================================================================================

See accompanying notes to financial statements.

                                       27

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                     ------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                  PVAL1       PVAL2       PBAL1       PBAL2       PGRO1      PGRO2
INVESTMENT INCOME

Dividend income from mutual funds and portfolios       $   10,877  $      271  $    2,252  $        6  $       --  $       --
Variable account expenses                                  78,781       1,073       2,072         326       4,689       1,533
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                           (67,904)       (802)        180        (320)     (4,689)     (1,533)
===================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS --
  NET

Realized gain (loss) on sales of investments in mutual
 funds and portfolios:
   Proceeds from sales                                    550,023      53,297      61,567      10,028       6,934      56,790
   Cost of investments sold                               576,975      54,539      65,117      10,532       9,413      72,665
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments          (26,952)     (1,242)     (3,550)       (504)     (2,479)    (15,875)
Distributions from capital gains                          166,768       4,151          --          --      27,823       8,197
Net change in unrealized appreciation or depreciation
  of investments                                         (994,452)     (6,956)      5,701         (64)   (100,009)    (20,212)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                           (854,636)     (4,047)      2,151        (568)    (74,665)    (27,890)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                           $ (922,540) $   (4,849) $    2,331  $     (888) $  (79,354) $  (29,423)
===================================================================================================================================

See accompanying notes to financial statements.

                                       28

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                     ------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                  PGRI1      PGRI2       PMDC1       PMDC2        PSMC1      PSMC2
INVESTMENT INCOME

Dividend income from mutual funds and portfolios       $    1,042  $       62  $       --  $       --  $    5,948  $      339
Variable account expenses                                   2,259         415      12,434       1,607      22,126       1,251
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                            (1,217)       (353)    (12,434)     (1,607)    (16,178)       (912)
===================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS --
  NET

Realized gain (loss) on sales of investments in mutual
  funds and portfolios:
   Proceeds from sales                                     16,247      12,693     106,951      26,886     150,739      41,137
   Cost of investments sold                                18,548      13,327     110,843      27,757     192,078      46,697
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments           (2,301)       (634)     (3,892)       (871)    (41,339)     (5,560)
Distributions from capital gains                            3,531         211          --          --          --          --
Net change in unrealized appreciation or depreciation
  of investments                                           (4,591)        160      68,189      13,574     (94,204)     10,255
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                             (3,361)       (263)     64,297      12,703    (135,543)      4,695
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                           $   (4,578) $     (616) $   51,863  $   11,096  $ (151,721) $    3,783
===================================================================================================================================

See accompanying notes to financial statements.

                                       29

                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                     ------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                  PVAS1      PVAS2        PMSS1       PMSS2      PINT1       PINT2
INVESTMENT INCOME

Dividend income from mutual funds and portfolios       $       11  $        1  $      927  $      281  $      961  $      746
Variable account expenses                                      23           4       1,128         290         644         246
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                               (12)         (3)       (201)         (9)        317         500
===================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS --
  NET

Realized gain (loss) on sales of investments in mutual
  funds and portfolios:
   Proceeds from sales                                      3,462           5      12,908      11,035       5,270       4,665
   Cost of investments sold                                 3,661           4      13,948      11,497       5,739       6,074
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments             (199)          1      (1,040)       (462)       (469)     (1,409)
Distributions from capital gains                               60           8       3,119         945       7,554       5,861
Net change in unrealized appreciation or depreciation
  of investments                                              215          35        (720)      1,986      (9,506)     (8,404)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 76          44       1,359       2,469      (2,421)     (3,952)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                           $       64  $       41  $    1,158  $    2,460  $   (2,104) $   (3,452)
===================================================================================================================================

See accompanying notes to financial statements.

                                       30

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                     ------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                 PGIS1       PGIS2        PNDS1      PNDS2       PTRS1       PTRS2
INVESTMENT INCOME

Dividend income from mutual funds and portfolios       $    2,412  $       52  $       --  $        1  $    1,708  $      156
Variable account expenses                                   8,669          97         278         232       1,000         278
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                            (6,257)        (45)       (278)       (231)        708        (122)
===================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS --
  NET

Realized gain (loss) on sales of investments in mutual
  funds and portfolios:
   Proceeds from sales                                     43,154       7,201       3,185      14,218       3,518      10,324
   Cost of investments sold                                48,850       8,331       3,694      18,010       3,620      10,328
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments           (5,696)     (1,130)       (509)     (3,792)       (102)         (4)
Distributions from capital gains                           12,377         270         726         665       2,522         232
Net change in unrealized appreciation or depreciation
  of investments                                         (104,502)       (796)     (1,487)        777      (3,407)       (449)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                            (97,821)     (1,656)     (1,270)     (2,350)       (987)       (221)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                           $ (104,078) $   (1,701) $   (1,548) $   (2,581) $     (279) $     (343)
===================================================================================================================================

See accompanying notes to financial statements.

                                       31

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                     ------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                  PUTS1       PUTS2      PGIN1       PGIN2       PINC1       PINC2
INVESTMENT INCOME

Dividend income from mutual funds and portfolios       $   57,166  $      686  $    2,958  $    1,358  $      620  $    1,128
Variable account expenses                                  21,802         302       5,263       2,213         185         200
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                            35,364         384      (2,305)       (855)        435         928
===================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS --
  NET

Realized gain (loss) on sales of investments in mutual
  funds and portfolios:
   Proceeds from sales                                    270,192      18,385      48,984     130,297         184         185
   Cost of investments sold                               357,346      23,405      49,255     135,530         183         171
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments          (87,154)     (5,020)       (271)     (5,233)          1          14
Distributions from capital gains                          149,917       1,799       2,181       1,001          --          --
Net change in unrealized appreciation or depreciation
  of investments                                         (627,464)     (6,122)    (23,691)    (11,363)         35          57
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                           (564,701)     (9,343)    (21,781)    (15,595)         36          71
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                           $ (529,337) $   (8,959) $  (24,086) $  (16,450) $      471  $      999
===================================================================================================================================

See accompanying notes to financial statements.

                                       32

                                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                                             ------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                         PIGR1        PIGR2        PVIS1         PVIS2
INVESTMENT INCOME

Dividend income from mutual funds and portfolios                              $     8,753   $     120   $        --   $        --
Variable account expenses                                                          44,250         976        33,164           606
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                   (35,497)       (856)      (33,164)         (606)
===================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments in mutual funds and portfolios:
   Proceeds from sales                                                            171,073      23,186       210,192        13,731
   Cost of investments sold                                                       222,584      25,871       326,966        19,164
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                  (51,511)     (2,685)     (116,774)       (5,433)
Distributions from capital gains                                                  356,855       4,899       271,241         4,532
Net change in unrealized appreciation or depreciation of investments           (1,078,665)    (15,534)   (1,147,088)      (14,031)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                   (773,321)    (13,320)     (992,621)      (14,932)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations               $  (808,818)  $ (14,176)  $(1,025,785)  $   (15,538)
===================================================================================================================================


See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS


                                                                          SEGREGATED ASSET SUBACCOUNTS
                                               ------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001                        PBCA1        PBCA2         PBND1         PBND2         PCMG1         PCMG2
OPERATIONS

Investment income (loss) -- net                 $    (2,307)  $       (14)  $     4,669   $       553   $    13,308   $     1,568
Net realized gain (loss) on sales of
  investments                                        (5,932)       (2,223)          269           (37)           (1)            1
Distributions from capital gains                         --            --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                       (49,800)        2,193           398          (183)          (59)           (2)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         (58,039)          (44)        5,336           333        13,248         1,567
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                          257,851         1,480            --        29,483       538,610       302,309
Net transfers(1)                                    363,503            --        21,723        (3,000)    1,985,789        52,776
Annuity payments                                         --            --            --            --            --            --
Contract terminations:
   Surrender benefits and contract charges           (6,368)      (16,252)       (1,903)           (1)      (22,079)      (51,079)
   Death benefits                                    (2,728)           --            --            --       (92,794)           --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      612,258       (14,772)       19,820        26,482     2,409,526       304,006
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     192,218        16,411        85,549           270           366           271
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $   746,437   $     1,595   $   110,705   $    27,085   $ 2,423,140   $   305,844
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year              200,191        17,072        81,583           257           350           259
Contract purchase payments                          303,250         1,753            --        26,660       503,480       282,279
Net transfers(1)                                    450,806            --        19,467        (2,707)    1,854,182        48,902
Contract terminations:
   Surrender benefits and contract charges           (7,745)      (16,815)       (1,756)           (1)      (20,569)      (47,497)
   Death benefits                                    (3,541)           --            --            --       (87,359)           --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    942,961         2,010        99,294        24,209     2,250,084       283,943
===================================================================================================================================


(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                          SEGREGATED ASSET SUBACCOUNTS
                                               ------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)            PDEI1        PDEI2         PEXI1         PEXI2         PMGD1         PMGD2
OPERATIONS

Investment income (loss) -- net                 $      (487)  $         1   $    50,618   $     1,091   $       786   $     1,125
Net realized gain (loss) on sales of
  investments                                        30,923            57        (1,290)          (80)       (1,498)         (515)
Distributions from capital gains                         --            --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                           870            72       (39,727)         (459)       (2,465)       (4,552)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          31,306           130         9,601           552        (3,177)       (3,942)
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                          139,247        26,025       466,319        28,044        41,054       167,110
Net transfers(1)                                    407,388            --        53,086         9,741        94,796        (5,262)
Annuity payments                                         --            --            --            --            --            --
Contract terminations:
   Surrender benefits and contract charges         (477,380)           (1)       (1,010)           (1)         (231)         (567)
   Death benefits                                        --            --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       69,255        26,024       518,395        37,784       135,619       161,281
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     243,860           260       256,973           237         5,530         1,307
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $   344,421   $    26,414   $   784,969   $    38,573   $   137,972   $   158,646
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year              244,084           260       278,460           258         5,329         1,259
Contract purchase payments                          142,415        25,897       487,499        29,644        41,697       174,458
Net transfers(1)                                    406,604            --        55,990        10,334       103,803        (2,393)
Contract terminations:
   Surrender benefits and contract charges         (451,275)           (1)       (1,053)           (1)         (260)         (596)
   Death benefits                                        --            --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    341,828        26,156       820,896        40,235       150,569       172,728
===================================================================================================================================


(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                          SEGREGATED ASSET SUBACCOUNTS
                                               ------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)            PNDM1        PNDM2         PSCA1         PSCA2         PCAP1         PCAP2
OPERATIONS

Investment income (loss) -- net                 $   (26,453)  $      (245)  $    (2,116)  $       (70)  $   (25,375)  $      (491)
Net realized gain (loss) on sales of
  investments                                      (102,902)       (3,024)       (3,902)         (121)      (52,626)       (6,006)
Distributions from capital gains                         --            --            --            --       221,162         4,937
Net change in unrealized appreciation or
  depreciation of investments                      (331,473)         (907)        4,081            24      (605,087)       (7,131)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        (460,828)       (4,176)       (1,937)         (167)     (461,926)       (8,691)
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                          607,529        16,498        74,236        14,519       656,096        19,794
Net transfers(1)                                  1,266,355        31,931       123,390        (2,600)    1,454,129        38,284
Annuity payments                                     (7,793)           --            --            --            --            --
Contract terminations:
   Surrender benefits and contract charges         (459,875)       (4,735)         (715)           (1)      (42,508)      (15,595)
   Death benefits                                    (9,657)           --            --            --       (17,419)           --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    1,396,559        43,694       196,911        11,918     2,050,298        42,483
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   2,069,454         9,721        96,953           290     1,227,517        31,795
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 3,005,185   $    49,239   $   291,927   $    12,041   $ 2,815,889   $    65,587
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year            1,936,840         9,391        84,733           253     1,103,466        28,576
Contract purchase payments                          687,507        18,045        70,449        13,689       734,564        21,464
Net transfers(1)                                  1,355,496        36,954       121,935        (2,565)    1,575,441        43,524
Contract terminations:
   Surrender benefits and contract charges         (490,439)       (6,530)         (757)           (1)      (48,474)      (15,829)
   Death benefits                                   (11,149)           --            --            --       (19,742)           --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  3,478,255        57,860       276,360        11,376     3,345,255        77,735
===================================================================================================================================


(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                              ------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                           PVAL1     PVAL2     PBAL1     PBAL2        PGRO1    PGRO2
OPERATIONS

Investment income (loss) -- net                                $  (67,904) $   (802)  $    180  $  (320)   $  (4,689) $ (1,533)
Net realized gain (loss) on sales of investments                  (26,952)   (1,242)    (3,550)    (504)      (2,479)  (15,875)
Distributions from capital gains                                  166,768     4,151         --       --       27,823     8,197
Net change in unrealized appreciation or depreciation
  of investments                                                 (994,452)   (6,956)     5,701      (64)    (100,009)  (20,212)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                (922,540)   (4,849)     2,331     (888)     (79,354)  (29,423)
================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                      1,873,268   189,814    151,530   63,238       61,111    26,863
Net transfers(1)                                                3,183,434    37,182    109,645   (7,101)      17,386    32,652
Annuity payments                                                   (8,665)       --         --       --           --        --
Contract terminations:
   Surrender benefits and contract charges                       (157,811)     (553)    (1,126)      (1)      (2,400)  (34,764)
   Death benefits                                                 (27,521)       --         --       --           --        --
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  4,862,705   226,443    260,049   56,136       76,097    24,751
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 4,481,502       241     63,581      187      372,281   131,240
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                      $8,421,667  $221,835   $325,961  $55,435    $ 369,024  $126,568
================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                          4,768,669       257     66,212      195      364,993   128,505
Contract purchase payments                                      2,226,586   223,886    164,868   67,154       63,404    27,138
Net transfers(1)                                                3,588,051    50,056    119,900   (7,996)      19,689    36,062
Contract terminations:
   Surrender benefits and contract charges                       (197,315)     (667)    (1,220)      (1)      (2,771)  (39,324)
   Death benefits                                                 (33,942)       --         --       --           --        --
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                               10,352,049   273,532    349,760   59,352      445,315   152,381
================================================================================================================================


(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                               ------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)           PGRI1        PGRI2         PMDC1         PMDC2         PSMC1         PSMC2
OPERATIONS

Investment income (loss) -- net                 $    (1,217)  $     (353)   $   (12,434)  $    (1,607)  $   (16,178)  $      (912)
Net realized gain (loss) on sales of
  investments                                        (2,301)        (634)        (3,892)         (871)      (41,339)       (5,560)
Distributions from capital gains                      3,531          211             --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                        (4,591)         160         68,189        13,574       (94,204)       10,255
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          (4,578)        (616)        51,863        11,096      (151,721)        3,783
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                          245,551       29,935        857,985       100,906       916,633        57,133
Net transfers(1)                                     50,765       47,435        717,729       198,727     1,089,825       193,699
Annuity payments                                         --           --           (223)           --        (1,996)           --
Contract terminations:
   Surrender benefits and contract charges           (1,203)          (1)        (6,784)      (13,694)      (12,134)      (15,036)
   Death benefits                                        --           --             --            --        (3,666)           --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      295,113       77,369      1,568,707       285,939     1,988,662       235,796
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      83,031        2,646        335,409        18,396     1,047,234        25,218
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $   373,566   $   79,399    $ 1,955,979   $   315,431   $ 2,884,175   $   264,797
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year               85,110        2,710        205,505        11,257       854,767        20,864
Contract purchase payments                          284,144       33,082        573,561        66,963       929,167        53,904
Net transfers((1)                                    57,342       54,420        481,045       133,058     1,076,833       199,638
Contract terminations:
   Surrender benefits and contract charges           (1,350)          (1)        (6,135)       (9,213)      (12,748)      (12,957)
   Death benefits                                        --           --             --            --        (3,898)           --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    425,246       90,211      1,253,976       202,065     2,844,121       261,449
===================================================================================================================================


(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                               ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)          PVAS1        PVAS2      PMSS1       PMSS2       PINT1       PINT2
OPERATIONS

Investment income (loss) -- net                 $     (12)  $      (3)  $    (201)  $      (9)  $     317   $     500
Net realized gain (loss) on sales of
  investments                                        (199)          1      (1,040)       (462)       (469)     (1,409)
Distributions from capital gains                       60           8       3,119         945       7,554       5,861
Net change in unrealized appreciation or
  depreciation of investments                         215          35        (720)      1,986      (9,506)     (8,404)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                            64          41       1,158       2,460      (2,104)     (3,452)
=======================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                          2,501          --     125,964       6,982      89,206      15,951
Net transfers(1)                                       21          --     180,043      61,433      26,214         573
Annuity payments                                       --          --          --          --          --          --
Contract terminations:
   Surrender benefits and contract charges             (2)         (1)       (110)         (1)        (23)       (372)
   Death benefits                                      --          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      2,520          (1)    305,897      68,414     115,397      16,152
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       332         332         402       5,754      17,797      13,569
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $   2,916   $     372   $ 307,457   $  76,628   $ 131,090   $  26,269
=======================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                258         258         347       4,978      16,372      12,464
Contract purchase payments                          1,678          --     102,958       5,998     100,861      15,822
Net transfers(1)                                       80          --     148,365      51,586      28,146       1,150
Contract terminations:
   Surrender benefits and contract charges             (1)         (2)        (89)         (1)        (26)       (377)
   Death benefits                                      --          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    2,015         256     251,581      62,561     145,353      29,059
=======================================================================================================================


(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                               ------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)           PGIS1         PGIS2         PNDS1         PNDS2         PTRS1        PTRS2
OPERATIONS

Investment income (loss) -- net                 $    (6,257)  $       (45)  $      (278)  $      (231)  $       708   $      (122)
Net realized gain (loss) on sales of
  investments                                        (5,696)       (1,130)         (509)       (3,792)         (102)           (4)
Distributions from capital gains                     12,377           270           726           665         2,522           232
Net change in unrealized appreciation or
  depreciation of investments                      (104,502)         (796)       (1,487)          777        (3,407)         (449)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        (104,078)       (1,701)       (1,548)       (2,581)         (279)         (343)
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                          616,707         7,993           375         3,200        58,765        40,781
Net transfers(1)                                    389,510        (6,556)        2,016         3,412         2,806            --
Annuity payments                                         --            --            --            --            --            --
Contract terminations:
   Surrender benefits and contract charges           (3,001)         (549)       (2,912)       (5,052)       (2,817)       (7,036)
   Death benefits                                   (20,503)           --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      982,713           888          (521)        1,560        58,754        33,745
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     305,464         8,301        25,858        19,363        28,307         7,398
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 1,184,099   $     7,488   $    23,789   $    18,342   $    86,782   $    40,800
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year              294,918         8,002        18,709        13,994        24,729         6,455
Contract purchase payments                          678,913         8,431           276         2,591        51,857        35,671
Net transfers(1)                                    430,409        (7,146)        1,625         2,480         2,489            --
Contract terminations:
   Surrender benefits and contract charges           (3,384)         (597)       (2,259)       (4,967)       (2,490)       (6,198)
   Death benefits                                   (23,739)           --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  1,377,117         8,690        18,351        14,098        76,585        35,928
===================================================================================================================================


(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                          SEGREGATED ASSET SUBACCOUNTS
                                               ------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)           PUTS1         PUTS2         PGIN1         PGIN2        PINC1         PINC2
OPERATIONS

Investment income (loss) -- net                 $    35,364   $       384   $    (2,305)  $      (855)  $       435   $       928
Net realized gain (loss) on sales of
  investments                                       (87,154)       (5,020)         (271)       (5,233)            1            14
Distributions from capital gains                    149,917         1,799         2,181         1,001            --            --
Net change in unrealized appreciation or
  depreciation of investments                      (627,464)       (6,122)      (23,691)      (11,363)           35            57
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        (529,337)       (8,959)      (24,086)      (16,450)          471           999
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                          486,727        23,021       396,851       295,755         7,307            --
Net transfers(1)                                    598,814        14,222       398,967       (22,430)       18,236            --
Annuity payments                                         --            --            --            --            --            --
Contract terminations:
   Surrender benefits and contract charges          (62,914)       (5,969)       (3,916)      (12,566)           (7)           (1)
   Death benefits                                   (27,827)           --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      994,800        31,274       791,902       260,759        25,536            (1)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   1,335,553        10,728       150,667        61,301         5,369        16,477
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 1,801,016   $    33,043   $   918,483   $   305,610   $    31,376   $    17,475
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year            1,109,068         8,898       146,043        59,354         5,071        15,555
Contract purchase payments                          474,991        23,086       405,472       297,351         6,420            --
Net transfers(1)                                    504,534        11,121       415,841       (24,151)       16,498            --
Contract terminations:
   Surrender benefits and contract charges          (61,396)       (6,524)       (4,074)      (12,732)           (6)           (1)
   Death benefits                                   (28,510)           --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  1,998,687        36,581       963,282       319,822        27,983        15,554
===================================================================================================================================


(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                                     --------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                 PIGR1         PIGR2         PVIS1         PVIS2
OPERATIONS

Investment income (loss) -- net                                       $   (35,497)  $      (856)  $   (33,164)  $      (606)
Net realized gain (loss) on sales of investments                          (51,511)       (2,685)     (116,774)       (5,433)
Distributions from capital gains                                          356,855         4,899       271,241         4,532
Net change in unrealized appreciation or depreciation of investments   (1,078,665)      (15,534)   (1,147,088)      (14,031)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          (808,818)      (14,176)   (1,025,785)      (15,538)
=============================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                              1,091,340        45,756       755,000        28,902
Net transfers(1)                                                        1,176,748       104,223     1,364,562        53,772
Annuity payments                                                           (2,347)           --        (1,701)           --
Contract terminations:
   Surrender benefits and contract charges                                (43,016)      (14,606)      (38,964)       (6,489)
   Death benefits                                                         (14,376)           --       (11,196)           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                          2,208,349       135,373     2,067,701        76,185
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                         2,869,840        34,475     2,229,875        23,335
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                             $ 4,269,371   $   155,672   $ 3,271,791   $    83,982
=============================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                  2,473,705        30,004     1,798,081        18,926
Contract purchase payments                                              1,136,371        46,274       817,851        30,695
Net transfers(1)                                                        1,181,046       109,970     1,487,061        62,143
Contract terminations:
   Surrender benefits and contract charges                                (45,164)      (13,608)      (54,736)       (8,081)
   Death benefits                                                         (15,069)           --       (13,089)           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                        4,730,889       172,640     4,035,168       103,683
=============================================================================================================================


(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                               ------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2000                       PBCA1         PBCA2         PBND1         PBND2         PCMG1         PCMG2
OPERATIONS

Investment income (loss) -- net                 $      (360)  $       (24)  $       841   $        14   $        14   $        11
Net realized gain (loss) on investments              (3,066)         (211)           60            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                       (20,764)       (2,375)        1,187            (4)           (2)           (1)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         (24,190)       (2,610)        2,088            10            12            10
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                          197,571        20,730        89,791            --            94            --
Net transfers(1)                                     26,097            --        (5,425)           --            --            --
Annuity payments                                         --            --            --            --            --            --
Contract terminations:
   Surrender benefits and contract charges           (7,542)       (1,991)       (1,166)           (1)           (1)           (1)
   Death benefits                                        --            --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      216,126        18,739        83,200            (1)           93            (1)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         282           282           261           261           262           262
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $   192,218   $    16,411   $    85,549   $       270   $       367   $       271
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                  259           259           258           258           260           260
Contract purchase payments                          210,897        18,813        87,715            --            91            --
Net transfers(1)                                     25,700            --        (5,265)           --            --            --
Contract terminations:
   Surrender benefits and contract charges          (36,665)       (2,000)       (1,125)           (1)           (1)           (1)
   Death benefits                                        --            --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    200,191        17,072        81,583           257           350           259
===================================================================================================================================


(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.


See accompanying notes to financial statements.

                                                                            SEGREGATED ASSET SUBACCOUNTS
                                               ------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2000 (CONTINUED)           PDEI1         PDEI2         PEXI1         PEXI2         PMGD1         PMGD2
OPERATIONS

Investment income (loss) -- net                 $       (61)  $        (1)  $    10,022   $        23   $       375   $        19
Net realized gain (loss) on investments                  49            --           (83)           --            --            --
Net change in unrealized appreciation or
  depreciation of investments                         8,446            (5)      (28,381)          (51)         (412)          (17)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                           8,434            (6)      (18,442)          (28)          (37)            2
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                           14,575            --       252,469            --         5,289         1,028
Net transfers(1)                                    220,913            --        22,973            --            --            --
Annuity payments                                         --            --            --            --            --            --
Contract terminations:
   Surrender benefits and contract charges             (329)           (1)         (294)           (1)           (1)           (1)
   Death benefits                                        --            --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      235,159            (1)      275,148            (1)        5,288         1,027
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         267           267           267           267           279           279
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $   243,860   $       260   $   256,973   $       238   $     5,530   $     1,308
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                  262           262           259           259           259           259
Contract purchase payments                           14,864            --       254,701            --         5,071         1,001
Net transfers(1)                                    229,295            --        23,793            --            --            --
Contract terminations:
   Surrender benefits and contract charges             (337)           (2)         (293)           (1)           (1)           (1)
   Death benefits                                        --            --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    244,084           260       278,460           258         5,329         1,259
===================================================================================================================================


(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.


See accompanying notes to financial statements.

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                               ------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2000 (CONTINUED)           PNDM1         PNDM2         PSCA1         PSCA2         PCAP1         PCAP2
OPERATIONS

Investment income (loss) -- net                 $   116,826   $       698   $     2,088   $         5   $    24,756   $     1,038
Net realized gain (loss) on investments              (7,257)           (1)          (43)            1             2        (1,775)
Net change in unrealized appreciation or
  depreciation of investments                      (341,143)       (1,278)       (4,317)            3      (231,649)       (5,431)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        (231,574)         (581)       (2,272)            9      (206,891)       (6,168)
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                        1,244,404        10,007        93,659            --       854,308        30,313
Net transfers(1)                                  1,073,929            --         5,579            --       587,436         8,766
Annuity payments                                    (10,499)           --            --            --            --            --
Contract terminations:
   Surrender benefits and contract charges           (7,102)           (1)         (295)           (1)       (7,653)       (1,433)
   Death benefits                                        --            --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    2,300,732        10,006        98,943            (1)    1,434,091        37,646
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         296           296           282           282           317           317
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 2,069,454   $     9,721   $    96,953   $       290   $ 1,227,517   $    31,795
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                  257           257           254           254           251           251
Contract purchase payments                        1,081,501         9,135        79,512            --       672,993        22,478
Net transfers(1)                                    967,900            --         5,253            --       464,694         7,038
Contract terminations:
   Surrender benefits and contract charges         (112,818)           (1)         (286)           (1)      (34,472)       (1,191)
   Death benefits                                        --            --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  1,936,840         9,391        84,733           253     1,103,466        28,576
===================================================================================================================================


(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.


See accompanying notes to financial statements.

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                               ------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2000 (CONTINUED)           PVAL1         PVAL2         PBAL1         PBAL2         PGRI1         PGRI2
OPERATIONS

Investment income (loss) -- net                 $   172,907   $         8   $      (206)  $         8   $      (218)  $        (6)
Net realized gain (loss) on investments              17,467            --           (10)           --           (61)         (184)
Net change in unrealized appreciation or
  depreciation of investments                      (684,808)          (53)       (3,334)          (19)       (2,575)          (63)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        (494,434)          (45)       (3,550)          (11)       (2,854)         (253)
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                        3,442,592            --        56,413            --        86,500            --
Net transfers(1)                                  1,564,163            --        10,520            --            10         2,700
Annuity payments                                    (10,265)           --            --            --            --            --
Contract terminations:
   Surrender benefits and contract charges          (20,841)           (1)           (1)           (1)         (825)           (1)
   Death benefits                                        --            --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    4,975,649            (1)       66,932            (1)       85,685         2,699
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         287           287           199           199           200           200
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 4,481,502   $       241   $    63,581   $       187   $    83,031   $     2,646
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                  258           258           196           196           195           195
Contract purchase payments                        3,232,384            --        55,386            --        85,775            --
Net transfers(1)                                  1,664,900            --        10,631            --            --         2,516
Contract terminations:
   Surrender benefits and contract charges         (128,873)           (1)           (1)           (1)         (860)           (1)
   Death benefits                                        --            --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  4,768,669           257        66,212           195        85,110         2,710
===================================================================================================================================


(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.


See accompanying notes to financial statements.

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                               ------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2000 (CONTINUED)           PMDC1         PMDC2         PGRO1         PGRO2         PSMC1         PSMC2
OPERATIONS

Investment income (loss) -- net                 $       180   $       (14)  $    (1,594)  $      (552)  $    (3,353)  $       (64)
Net realized gain (loss) on investments                  10            (8)         (312)       (1,263)       (1,067)         (185)
Net change in unrealized appreciation or
  depreciation of investments                        12,755           706       (49,400)      (14,642)     (173,780)       (4,595)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          12,945           684       (51,306)      (16,457)     (178,200)       (4,844)
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                          267,655        19,151       398,569       123,801       894,888        23,504
Net transfers(1)                                     55,194            --        26,077        25,638       340,814         7,668
Annuity payments                                         --            --            --            --        (3,003)           --
Contract terminations:
   Surrender benefits and contract charges             (618)       (1,672)       (1,281)       (1,964)       (7,614)       (1,459)
   Death benefits                                        --            --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      322,231        17,479       423,365       147,475     1,225,085        29,713
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         233           233           222           222           349           349
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $   335,409   $    18,396   $   372,281   $   131,240   $ 1,047,234   $    25,218
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                  188           188           191           191           243           243
Contract purchase payments                          170,597        12,143       343,178       107,651       626,807        16,003
Net transfers(1)                                     35,124            --        22,886        22,473       256,806         5,746
Contract terminations:
   Surrender benefits and contract charges             (404)       (1,074)       (1,262)       (1,810)      (29,089)       (1,128)
   Death benefits                                        --            --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    205,505        11,257       364,993       128,505       854,767        20,864
===================================================================================================================================


(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.


See accompanying notes to financial statements.

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                               ------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2000 (CONTINUED)           PVAS1         PVAS2         PMSS1         PMSS2         PINT1         PINT2
OPERATIONS

Investment income (loss) -- net                 $        (3)  $        (2)  $        11   $       (26)  $       (25)  $       (19)
Net realized gain (loss) on investments                   1             1            --             2            (2)           (1)
Net change in unrealized appreciation or
  depreciation of investments                            65            65            30           549          (147)          328
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                              63            64            41           525          (174)          308
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                               --            --            93         4,961        13,882        13,014
Net transfers(1)                                         --            --            --            --         3,804           (38)
Annuity payments                                         --            --            --            --            --            --
Contract terminations:
   Surrender benefits and contract charges               (1)           (2)           (1)           (1)           (1)           (1)
   Death benefits                                        --            --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           (1)           (2)           92         4,960        17,685        12,975
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         270           270           269           269           286           286
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $       332   $       332   $       402   $     5,754   $    17,797   $    13,569
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                  259           259           260           260           254           254
Contract purchase payments                               --            --            88         4,719        12,562        12,211
Net transfers(1)                                         --            --            --            --         3,557            --
Contract terminations:
   Surrender benefits and contract charges               (1)           (1)           (1)           (1)           (1)           (1)
   Death benefits                                        --            --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        258           258           347         4,978        16,372        12,464
===================================================================================================================================


(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.


See accompanying notes to financial statements.

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                               ------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2000 (CONTINUED)           PGIS1         PGIS2         PNDS1         PNDS2         PTRS1         PTRS2
OPERATIONS

Investment income (loss) -- net                 $    (1,129)  $       (53)  $      (109)  $       (59)  $       (46)  $        21
Net realized gain (loss) on investments                 303             1          (290)            2           (53)            2
Net change in unrealized appreciation or
  depreciation of investments                        (5,790)          (96)       (2,134)           52           896           698
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          (6,616)         (148)       (2,533)           (5)          797           721
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                          152,831         8,176        24,919        19,030        26,318           301
Net transfers(1)                                    159,276            --         3,134            --         2,446         6,118
Annuity payments                                         --            --            --            --            --            --
Contract terminations:
   Surrender benefits and contract charges             (301)           (1)           (1)           (1)       (1,513)           (1)
   Death benefits                                        --            --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      311,806         8,175        28,052        19,029        27,251         6,418
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         274           274           339           339           259           259
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $   305,464   $     8,301   $    25,858   $    19,363   $    28,307   $     7,398
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                  261           261           238           238           259           259
Contract purchase payments                          141,747         7,742        16,335        13,757        23,649           294
Net transfers(1)                                    153,221            --         2,137            --         2,189         5,903
Contract terminations:
   Surrender benefits and contract charges             (311)           (1)           (1)           (1)       (1,368)           (1)
   Death benefits                                        --            --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    294,918         8,002        18,709        13,994        24,729         6,455
===================================================================================================================================


(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.


See accompanying notes to financial statements.

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                               ------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2000 (CONTINUED)           PUTS1         PUTS2         PGIN1         PGIN2         PINC1         PINC2
OPERATIONS

Investment income (loss) -- net                 $    (4,003)  $        (7)  $      (543)  $      (203)  $         4   $       (97)
Net realized gain (loss) on investments                (959)          262            15             9            --             6
Net change in unrealized appreciation or
  depreciation of investments                        12,332           203         7,152         4,141           109         1,328
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                           7,370           458         6,624         3,947           113         1,237
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                          674,267         7,424       123,688        49,296         3,750        14,984
Net transfers(1)                                    667,167         2,556        20,152         7,805         1,250            --
Annuity payments                                         --            --            --            --            --            --
Contract terminations:
   Surrender benefits and contract charges           (3,753)           (1)          (51)           (1)           (1)           (1)
   Death benefits                                    (9,789)           --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    1,327,892         9,979       143,789        57,100         4,999        14,983
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         291           291           254           254           257           257
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 1,335,553   $    10,728   $   150,667   $    61,301   $     5,369   $    16,477
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                  255           255           262           262           258           258
Contract purchase payments                          588,246         6,522       125,139        51,099         3,636        15,298
Net transfers(1)                                    558,054         2,122        20,694         7,994         1,178            --
Contract terminations:
   Surrender benefits and contract charges          (28,755)           (1)          (52)           (1)           (1)           (1)
   Death benefits                                    (8,732)           --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  1,109,068         8,898       146,043        59,354         5,071        15,555
===================================================================================================================================


(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.


See accompanying notes to financial statements.

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                                     --------------------------------------------------------
YEAR ENDED DECEMBER 31, 2000 (CONTINUED)                                 PIGR1         PIGR2         PVIS1         PVIS2
OPERATIONS

Investment income (loss) -- net                                       $   (11,274)  $      (145)  $    (8,498)  $       (84)
Net realized gain (loss) on investments                                    (2,473)         (121)       (8,595)           (6)
Net change in unrealized appreciation or depreciation of investments     (151,320)       (1,354)     (363,162)       (3,491)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          (165,067)       (1,620)     (380,255)       (3,581)
=============================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                              2,218,356        35,928     1,959,558        12,839
Net transfers(1)                                                          836,381         1,286       668,814        13,749
Annuity payments                                                           (2,881)           --        (3,067)           --
Contract terminations:
   Surrender benefits and contract charges                                (12,027)       (1,443)      (11,176)           (1)
   Death benefits                                                          (5,246)           --        (4,328)           --
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                          3,034,583        35,771     2,609,801        26,587
-----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                               324           324           329           329
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                             $ 2,869,840   $    34,475   $ 2,229,875   $    23,335
=============================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                        252           252           253           253
Contract purchase payments                                              1,804,874        29,939     1,354,481         8,764
Net transfers(1)                                                          713,250         1,098       491,556         9,910
Contract terminations:
   Surrender benefits and contract charges                                (39,803)       (1,285)      (44,344)           (1)
   Death benefits                                                          (4,868)           --        (3,865)           --
-----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                        2,473,705        30,004     1,798,081        18,926
=============================================================================================================================


(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Enterprise Life's fixed account.


See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION
American Enterprise Variable Annuity Account (the Account) was established under Indiana law on July 15, 1987 and the subaccounts are registered together as a single unit investment trust of American Enterprise Life Insurance Company (American Enterprise Life) under the Investment Company Act of 1940, as amended (the 1940 Act). Operations of the Account commenced on Feb. 21, 1995.


The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following mutual funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies and have the following investment managers.



SUBACCOUNT              INVESTS EXCLUSIVELY IN SHARES OF                             INVESTMENT MANAGER
------------------------------------------------------------------------------------------------------------------------------------
PBCA1                   AXP(R) Variable Portfolio - Blue Chip Advantage Fund         IDS Life Insurance Company(1)
PBCA2

PBND1                   AXP(R) Variable Portfolio - Bond Fund                        IDS Life Insurance Company(1)
PBND2

PCMG1                   AXP(R) Variable Portfolio - Cash Management Fund             IDS Life Insurance Company(1)
PCMG2

PDEI1                   AXP(R) Variable Portfolio - Diversified Equity Income Fund   IDS Life Insurance Company(1)
PDEI2

PEXI1                   AXP(R) Variable Portfolio - Extra Income Fund                IDS Life Insurance Company(1)
PEXI2

PMGD1                   AXP(R) Variable Portfolio - Managed Fund                     IDS Life Insurance Company(1)
PMGD2

PNDM1                   AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)           IDS Life Insurance Company(1)
PNDM2

PSCA1                   AXP(R) Variable Portfolio - Small Cap Advantage Fund         IDS Life Insurance Company(2)
PSCA2

PCAP1                   AIM V.I. Capital Appreciation Fund, Series I                 A I M Advisors, Inc.
PCAP2

PVAL1                   AIM V.I. Premier Equity Fund, Series I                       A I M Advisors, Inc.
PVAL2                     (previously AIM V.I. Value Fund, Series I)

PBAL1                   Fidelity VIP Balanced Portfolio (Service Class)              Fidelity Management & Research Company (FMR)(3)
PBAL2

PGRO1                   Fidelity VIP Growth Portfolio (Service Class)                Fidelity Management & Research Company (FMR)(3)
PGRO2

PGRI1                   Fidelity VIP Growth & Income Portfolio (Service Class)       Fidelity Management & Research Company (FMR)(4)
PGRI2

PMDC1                   Fidelity VIP Mid Cap Portfolio (Service Class)               Fidelity Management & Research Company (FMR)(4)
PMDC2

PSMC1                   FTVIPT Franklin Small Cap Fund - Class 2                     Franklin Advisers, Inc.
PSMC2

PVAS1                   FTVIPT Franklin Small Cap Value Securities Fund - Class 2    Franklin Advisory Services, LLC
PVAS2                     (previously FTVIPT Franklin Value Securities Fund -
                            Class 2)

PMSS1                   FTVIPT Mutual Shares Securities Fund - Class 2               Franklin Mutual Advisers, LLC
PMSS2

PINT1                   FTVIPT Templeton Foreign Securities Fund - Class 2(5)        Templeton Investment Counsel, LLC
PINT2                     (previously FTVIPT Templeton International Securities
                            Fund - Class 2)

PGIS1                   MFS(R) Investors Trust Series - Initial Class                MFS Investment Management(R)
PGIS2

PNDS1                   MFS(R) New Discovery Series - Initial Class                  MFS Investment Management(R)
PNDS2

PTRS1                   MFS(R) Total Return Series - Initial Class                   MFS Investment Management(R)
PTRS2

PUTS1                   MFS(R) Utilities Series - Initial Class                      MFS Investment Management(R)
PUTS2

                                       52

SUBACCOUNT              INVESTS EXCLUSIVELY IN SHARES OF                             INVESTMENT MANAGER
------------------------------------------------------------------------------------------------------------------------------------
PGIN1                   Putnam VT Growth and Income Fund - Class IB  Shares          Putnam Investment Management, LLC
PGIN2

PINC1                   Putnam VT Income Fund - Class IB Shares                      Putnam Investment Management, LLC
PINC2

PIGR1                   Putnam VT International Growth Fund - Class IB Shares        Putnam Investment Management, LLC
PIGR2

PVIS1                   Putnam VT Vista Fund - Class IB Shares                       Putnam Investment Management, LLC
PVIS2
------------------------------------------------------------------------------------------------------------------------------------


(1) American Express Financial Corporation (AEFC) is the investment adviser.

(2) AEFC is the investment adviser. Kenwood Capital Management LLC is the sub-adviser.

(3) FMR U.K., FMR Far East and Fidelity Investments Money Market Management Inc.
    (FIMM) are the sub-investment advisers.

(4) FMR U.K. and FMR Far East are the sub-investment advisers.
(5) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into FTVIPT Foreign Securities Fund - Class 2 as of April 30, 2002.


The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Enterprise Life.

American Enterprise Life issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS
Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

VARIABLE PAYOUT
Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by American Enterprise Life and may result in additional amounts being transferred into the variable annuity account by American Enterprise Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES
American Enterprise Life is taxed as a life insurance company. The Account is treated as part of American Enterprise Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account.

3. VARIABLE ACCOUNT EXPENSES
American Enterprise Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. American Enterprise Life deducts a daily mortality and expense risk fee equal, on an annual basis, to a range from 1.00% to 1.10% of the average daily net assets of each subaccount, depending on the contract and death benefit option selected.

American Enterprise Life also deducts a daily charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount as an administrative charge. This charge covers certain administrative and operating expenses of the subaccounts incurred by American Enterprise Life such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses.

4. CONTRACT CHARGES
American Enterprise Life deducts a contract administrative charge of $30 to $40 per year depending upon the product selected. This charge reimburses American Enterprise Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

An optional benefit protector death benefit rider, benefit protector plus death benefit rider, guaranteed minimum income benefit rider and performance credit rider are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product's prospectus.

5. WITHDRAWAL CHARGES
American Enterprise Life will use a withdrawal charge to help it recover certain expenses related to the sale of the annuity. A withdrawal charge of up to 8% may be deducted for withdrawals up to the first eight payment years following a purchase payment, as depicted in the withdrawal charge schedule included in the applicable product's prospectus. Charges by American Enterprise Life for withdrawals are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $1,749,013 in 2001 and $662,606 in 2000. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract withdrawal benefits paid by American Enterprise Life.

6. RELATED PARTY TRANSACTIONS

Management fees were paid indirectly to IDS Life Insurance Company (IDS Life) in its capacity as investment manager for the AXP(R) Variable Portfolio Funds. The Fund's Investment Management Agreement provides for a fee at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:


FUND                                                              PERCENTAGE RANGE
-----------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund              0.560% to 0.470%
AXP(R) Variable Portfolio - Bond Fund                             0.610% to 0.535%
AXP(R) Variable Portfolio - Cash Management Fund                  0.510% to 0.440%
AXP(R) Variable Portfolio - Diversified Equity Income Fund        0.560% to 0.470%
AXP(R) Variable Portfolio - Extra Income Fund                     0.620% to 0.545%
AXP(R) Variable Portfolio - Managed Fund                          0.630% to 0.550%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                0.630% to 0.570%
AXP(R) Variable Portfolio - Small Cap Advantage Fund              0.790% to 0.650%
-----------------------------------------------------------------------------------

IDS Life, in turn, pays to AEFC, an affiliate of IDS Life, a fee based on a percentage of each Fund's average daily net assets for the year. This fee is equal to 0.25% for each Fund.

The AXP(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The AXP(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

FUND                                                              PERCENTAGE RANGE
-----------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund              0.040% to 0.020%
AXP(R) Variable Portfolio - Bond Fund                             0.050% to 0.025%
AXP(R) Variable Portfolio - Cash Management Fund                  0.030% to 0.020%
AXP(R) Variable Portfolio - Diversified Equity Income Fund        0.040% to 0.020%
AXP(R) Variable Portfolio - Extra Income Fund                     0.050% to 0.025%
AXP(R) Variable Portfolio - Managed Fund                          0.040% to 0.020%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                0.050% to 0.030%
AXP(R) Variable Portfolio - Small Cap Advantage Fund              0.060% to 0.035%
-----------------------------------------------------------------------------------


The AXP(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.

7. INVESTMENT IN SHARES
The subaccounts' investments in shares of the Funds as of Dec. 31, 2001 were as follows:


SUBACCOUNT         INVESTMENT                                                                     SHARES        NAV
-----------------------------------------------------------------------------------------------------------------------
PBCA1              AXP(R) Variable Portfolio - Blue Chip Advantage Fund                            89,529    $    8.19
PBCA2                                                                                                 195         8.19
-----------------------------------------------------------------------------------------------------------------------
PBND1              AXP(R) Variable Portfolio - Bond Fund                                           10,538        10.47
PBND2                                                                                               2,578        10.47
-----------------------------------------------------------------------------------------------------------------------
PCMG1              AXP(R) Variable Portfolio - Cash Management Fund                             2,419,194         1.00
PCMG2                                                                                             305,793         1.00
-----------------------------------------------------------------------------------------------------------------------
PDEI1              AXP(R) Variable Portfolio - Diversified Equity Income Fund                      34,128        10.10
PDEI2                                                                                               2,617        10.10
-----------------------------------------------------------------------------------------------------------------------
PEXI1              AXP(R) Variable Portfolio - Extra Income Fund                                  118,398         6.57
PEXI2                                                                                               5,825         6.57
-----------------------------------------------------------------------------------------------------------------------
PMGD1              AXP(R) Variable Portfolio - Managed Fund                                         8,962        15.42
PMGD2                                                                                              10,298        15.42
-----------------------------------------------------------------------------------------------------------------------
PNDM1              AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                             186,009        15.97
PNDM2                                                                                               3,086        15.97
-----------------------------------------------------------------------------------------------------------------------
PSCA1              AXP(R) Variable Portfolio - Small Cap Advantage Fund                            27,916        10.47
PSCA2                                                                                               1,151        10.47
-----------------------------------------------------------------------------------------------------------------------
PCAP1              AIM V.I. Capital Appreciation Fund, Series I                                   129,645        21.72
PCAP2                                                                                               3,020        21.72
-----------------------------------------------------------------------------------------------------------------------
PVAL1              AIM V.I. Premier Equity Fund, Series I                                         360,671        23.35
PVAL2                (previously AIM V.I. Value Fund, Series I)                                     9,500        23.35
-----------------------------------------------------------------------------------------------------------------------
PBAL1              Fidelity VIP Balanced Portfolio (Service Class)                                 23,862        13.66
PBAL2                                                                                               4,058        13.66
-----------------------------------------------------------------------------------------------------------------------
PGRO1              Fidelity VIP Growth Portfolio - (Service Class)                                 11,022        33.48
PGRO2                                                                                               3,780        33.48
-----------------------------------------------------------------------------------------------------------------------
PGRI1              Fidelity VIP Growth & Income Portfolio (Service Class)                          28,473        13.12
PGRI2                                                                                               6,052        13.12
-----------------------------------------------------------------------------------------------------------------------
PMDC1              Fidelity VIP Mid Cap Portfolio (Service Class)                                 100,101        19.54
PMDC2                                                                                              16,143        19.54
-----------------------------------------------------------------------------------------------------------------------
PSMC1              FTVIPT Franklin Small Cap Fund - Class 2                                       161,578        17.85
PSMC2                                                                                              14,835        17.85
-----------------------------------------------------------------------------------------------------------------------
PVAS1              FTVIPT Franklin Small Cap Value Securities Fund - Class 2                          268        10.89
PVAS2                (previously FTVIPT Franklin Value Securities Fund - Class 2)                      34        10.89
-----------------------------------------------------------------------------------------------------------------------
PMSS1              FTVIPT Mutual Shares Securities Fund - Class 2                                  21,914        14.03
PMSS2                                                                                               5,465        14.03
-----------------------------------------------------------------------------------------------------------------------
PINT1              FTVIPT Templeton Foreign Securities Fund - Class 2                              11,166        11.74
PINT2                (previously FTVIPT Templeton International Securities Fund - Class 2)          2,238        11.74
-----------------------------------------------------------------------------------------------------------------------
PGIS1              MFS(R) Investors Trust Series - Initial Class                                   69,124        17.13
PGIS2                                                                                                 437        17.13
-----------------------------------------------------------------------------------------------------------------------
PNDS1              MFS(R) New Discovery Series - Initial Class                                      1,558        15.27
PNDS2                                                                                               1,201        15.27
-----------------------------------------------------------------------------------------------------------------------
PTRS1              MFS(R) Total Return Series - Initial Class                                       4,663        18.61
PTRS2                                                                                               2,192        18.61
-----------------------------------------------------------------------------------------------------------------------
PUTS1              MFS(R) Utilities Series - Initial Class                                        112,916        15.95
PUTS2                                                                                               2,072        15.95
-----------------------------------------------------------------------------------------------------------------------
PGIN1              Putnam VT Growth and Income Fund - Class IB Shares                              39,184        23.44
PGIN2                                                                                              13,038        23.44
-----------------------------------------------------------------------------------------------------------------------
PINC1              Putnam VT Income Fund - Class IB Shares                                          2,490        12.60
PINC2                                                                                               1,387        12.60
-----------------------------------------------------------------------------------------------------------------------
PIGR1              Putnam VT International Growth Fund - Class IB Shares                          345,418        12.36
PIGR2                                                                                              12,595        12.36
-----------------------------------------------------------------------------------------------------------------------
PVIS1              Putnam VT Vista Fund - Class IB Shares                                         288,518        11.34
PVIS2                                                                                               7,406        11.34
-----------------------------------------------------------------------------------------------------------------------

8. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2001 were as follows:


SUBACCOUNT        INVESTMENT                                                             PURCHASES
----------------------------------------------------------------------------------------------------
PBCA1             AXP(R) Variable Portfolio - Blue Chip Advantage Fund                   $  630,171
PBCA2                                                                                         1,486
----------------------------------------------------------------------------------------------------
PBND1             AXP(R) Variable Portfolio - Bond Fund                                      33,847
PBND2                                                                                        30,034
----------------------------------------------------------------------------------------------------
PCMG1             AXP(R) Variable Portfolio - Cash Management Fund                        2,751,993
PCMG2                                                                                       680,188
----------------------------------------------------------------------------------------------------
PDEI1             AXP(R) Variable Portfolio - Diversified Equity Income Fund                548,503
PDEI2                                                                                        29,271
----------------------------------------------------------------------------------------------------
PEXI1             AXP(R) Variable Portfolio - Extra Income Fund                             580,576
PEXI2                                                                                        39,735
----------------------------------------------------------------------------------------------------
PMGD1             AXP(R) Variable Portfolio - Managed Fund                                  221,999
PMGD2                                                                                       224,720
----------------------------------------------------------------------------------------------------
PNDM1             AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                      1,882,315
PNDM2                                                                                        55,839
----------------------------------------------------------------------------------------------------
PSCA1             AXP(R) Variable Portfolio - Small Cap Advantage Fund                      255,060
PSCA2                                                                                        14,770
----------------------------------------------------------------------------------------------------
PCAP1             AIM V.I. Capital Appreciation Fund, Series I                            2,439,132
PCAP2                                                                                        77,100
----------------------------------------------------------------------------------------------------
PVAL1             AIM V.I. Premier Equity Fund, Series I                                  5,560,346
PVAL2             (previously AIM V.I. Value Fund, Series I)                                283,089
----------------------------------------------------------------------------------------------------
PBAL1             Fidelity VIP Balanced Portfolio (Service Class)                           321,796
PBAL2                                                                                        65,844
----------------------------------------------------------------------------------------------------
PGRO1             Fidelity VIP Growth Portfolio (Service Class)                             106,165
PGRO2                                                                                        88,205
----------------------------------------------------------------------------------------------------
PGRI1             Fidelity VIP Growth & Income Portfolio (Service Class)                    313,674
PGRI2                                                                                        89,920
----------------------------------------------------------------------------------------------------
PMDC1             Fidelity VIP Mid Cap Portfolio (Service Class)                          1,665,146
PMCD2                                                                                       311,218
----------------------------------------------------------------------------------------------------
PSMC1             FTVIPT Franklin Small Cap Fund - Class 2                                2,130,693
PSMC2                                                                                       277,283
----------------------------------------------------------------------------------------------------
PVAS1             FTVIPT Franklin Small Cap Value Securities Fund - Class 2                   6,030
PVAS2             (previously FTVIPT Franklin Value Securities Fund - Class 2)                    9
----------------------------------------------------------------------------------------------------
PMSS1             FTVIPT Mutual Shares Securities Fund - Class 2                            321,723
PMSS2                                                                                        80,434
----------------------------------------------------------------------------------------------------
PINT1             FTVIPT Templeton Foreign Securities Fund - Class 2                        128,538
PINT2             (previously FTVIPT Templeton International Securities Fund - Class 2)      27,178
----------------------------------------------------------------------------------------------------
PGIS1             MFS(R) Investors Trust Series - Initial Class                           1,041,699
PGIS2                                                                                         8,314
----------------------------------------------------------------------------------------------------
PNDS1             MFS(R) New Discovery Series - Initial Class                                 3,112
PNDS2                                                                                        16,212
----------------------------------------------------------------------------------------------------
PTRS1             MFS(R) Total Return Series - Initial Class                                 65,502
PTRS2                                                                                        44,179
----------------------------------------------------------------------------------------------------
PUTS1             MFS(R) Utilities Series - Initial Class                                 1,459,465
PUTS2                                                                                        51,842
----------------------------------------------------------------------------------------------------
PGIN1             Putnam VT Growth and Income Fund - Class IB Shares                        840,762
PGIN2                                                                                       392,884
----------------------------------------------------------------------------------------------------
PINC1             Putnam VT Income Fund - Class IB Shares                                    26,155
PINC2                                                                                         1,112
----------------------------------------------------------------------------------------------------
PIGR1             Putnam VT International Growth Fund - Class IB Shares                   2,712,096
PIGR2                                                                                       163,864
----------------------------------------------------------------------------------------------------
PVIS1             Putnam VT Vista Fund - Class IB Shares                                  2,543,284
PVIS2                                                                                        95,104
----------------------------------------------------------------------------------------------------

9. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the subaccounts.


                                  PBCA1     PBCA2     PBND1     PBND2     PCMG1     PCMG2     PDEI1     PDEI2     PEXI1     PEXI2
AT DEC. 31, 2000
Accumulation unit value          $  0.96   $  0.96   $  1.05   $  1.05   $  1.05   $  1.05   $  1.00   $  1.00   $  0.92   $  0.92
------------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value          $  0.79   $  0.79   $  1.11   $  1.12   $  1.08   $  1.08   $  1.01   $  1.01   $  0.96   $  0.96
Units (000s)                         943         2        99        24     2,250       284       342        26       821        40
Net assets (000s)                $   746   $     2   $   111   $    27   $ 2,423   $   306   $   344   $    26   $   785   $    39
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                0.73%     0.35%     6.43%     6.27%     2.64%     2.63%     1.07%     1.17%    10.79%    10.64%
Expense ratio(2)                    1.25%     1.15%     1.25%     1.15%     1.25%     1.15%     1.25%     1.15%     1.25%     1.15%
Total return(3)                   (17.71%)  (17.71%)    5.71%     6.67%     2.86%     2.86%     1.00%     1.00%     4.35%     4.35%
------------------------------------------------------------------------------------------------------------------------------------

                                  PMGD1     PMGD2     PNDM1     PNDM2     PSCA1     PSCA2     PCAP1     PCAP2     PVAL1     PVAL2
AT DEC. 31, 2000
Accumulation unit value          $  1.04   $  1.04   $  1.03   $  1.04   $  1.14   $  1.15   $  1.11   $  1.11   $  0.94   $  0.94
------------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value          $  0.92   $  0.92   $  0.85   $  0.85   $  1.06   $  1.06   $  0.84   $  0.84   $  0.81   $  0.81
Units (000s)                         151       173     3,478        58       276        11     3,345        78    10,352       274
Net assets (000s)                $   138   $   159   $ 3,005   $    49   $   292   $    12   $ 2,816   $    66   $ 8,422   $   222
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                2.34%     2.49%     0.24%     0.30%       --        --        --        --      0.17%     0.29%
Expense ratio(2)                    1.25%     1.15%     1.25%     1.15%     1.25%     1.15%     1.25%     1.15%     1.25%     1.15%
Total return(3)                   (11.54%)  (11.54%)  (17.48%)  (18.27%)   (7.02%)   (7.83%)  (24.32%)  (24.32%)  (13.83%)  (13.83%)
------------------------------------------------------------------------------------------------------------------------------------

                                  PBAL1     PBAL2     PGRO1     PGRO2     PGRI1     PGRI2     PMDC1     PMDC2     PSMC1     PSMC2
AT DEC. 31, 2000
Accumulation unit value          $  0.96   $  0.96   $  1.02   $  1.02   $  0.98   $  0.98   $  1.63   $  1.63   $  1.21   $  1.21
------------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value          $  0.93   $  0.93   $  0.83   $  0.83   $  0.88   $  0.88   $  1.56   $  1.56   $  1.01   $  1.01
Units (000s)                         350        59       445       152       425        90     1,254       202     2,844       261
Net assets (000s)                $   326   $    55   $   369   $   127   $   374   $    79   $ 1,956   $   315   $ 2,884   $   265
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                1.36%     0.02%       --        --      0.57%     0.17%       --        --      0.33%     0.31%
Expense ratio(2)                    1.25%     1.15%     1.25%     1.15%     1.25%     1.15%     1.25%     1.15%     1.25%     1.15%
Total return(3)                    (3.12%)   (3.12%)  (18.63%)  (18.63%)  (10.20%)  (10.20%)   (4.29%)   (4.29%)  (16.53%)  (16.53%)
------------------------------------------------------------------------------------------------------------------------------------

                                  PVAS1     PVAS2     PMSS1     PMSS2     PINT1     PINT2     PGIS1     PGIS2     PNDS1     PNDS2
AT DEC. 31, 2000
Accumulation unit value          $  1.29   $  1.29   $  1.16   $  1.16   $  1.09   $  1.09   $  1.04   $  1.04   $  1.38   $  1.38
------------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value          $  1.45   $  1.45   $  1.22   $  1.22   $  0.90   $  0.90   $  0.86   $  0.86   $  1.30   $  1.30
Units (000s)                           2        --       252        63       145        29     1,377         9        18        14
Net assets (000s)                $     3        --   $   307   $    77   $   131   $    26   $ 1,184   $     7   $    24   $    18
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                0.58%     0.41%     1.02%     1.11%     1.86%     3.47%     0.35%     0.63%       --        --
Expense ratio(2)                    1.25%     1.15%     1.25%     1.15%     1.25%     1.15%     1.25%     1.15%     1.25%     1.15%
Total return(3)                    12.40%    12.40%     5.17%     5.17%   (17.43%)  (17.43%)  (17.31%)  (17.31%)   (5.80%)   (5.80%)
------------------------------------------------------------------------------------------------------------------------------------

                                       57

                                  PTRS1     PTRS2     PUTS1     PUTS2     PGIN1     PGIN2     PINC1     PINC2     PIGR1     PIGR2
AT DEC. 31, 2000
Accumulation unit value          $  1.14   $  1.15   $  1.20   $  1.21   $  1.03   $  1.03   $  1.06   $  1.06   $  1.15   $  1.15
------------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value          $  1.13   $  1.14   $  0.90   $  0.90   $  0.95   $  0.96   $  1.12   $  1.12   $  0.90   $  0.90
Units (000s)                          77        36     1,999        37       963       320        28        16     4,731       173
Net assets (000s)                $    87   $    41   $ 1,801   $    33   $   918   $   306   $    31   $    17   $ 4,269   $   156
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                2.14%     0.65%     3.25%     2.57%     0.70%     0.70%     4.18%     6.57%     0.25%     0.14%
Expense ratio(2)                    1.25%     1.15%     1.25%     1.15%     1.25%     1.15%     1.25%     1.15%     1.25%     1.15%
Total return(3)                    (0.88%)   (0.87%)  (25.00%)  (25.62%)   (7.77%)   (6.80%)    5.66%     5.66%   (21.74%)  (21.74%)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                  PVIS1     PVIS2
AT DEC. 31, 2000
Accumulation unit value                                                                                          $  1.23   $  1.23
------------------------------------------------------------------------------------------------------------------------------------
AT DEC. 31, 2001
Accumulation unit value                                                                                          $  0.81   $  0.81
Units (000s)                                                                                                       4,035       104
Net assets (000s)                                                                                                $ 3,272   $    84
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DEC. 31, 2001
Investment income(1)                                                                                                  --        --
Expense ratio(2)                                                                                                    1.25%     1.15%
Total return(3)                                                                                                   (34.15%)  (34.15%)
------------------------------------------------------------------------------------------------------------------------------------



(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.


(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated.

                                                               44179-20 F (5/02)

PART C.
------

Item 24.      Financial Statements and Exhibits


 (a) Financial Statements included in Part A of this Registration Statement:

     American Enterprise Life Insurance Company

     Report of Independent Auditors dated Jan. 28, 2002.
     Consolidated Balance Sheets as of Dec. 31, 2001 and 2000.
     Consolidated Statements of Income for the years ended Dec. 31, 2001, 2000, and 1999.
     Consolidated Statements of Stockholder's Equity for the three years ended Dec. 31, 2001.
     Consolidated Statements of Cash Flows for the years ended Dec. 31, 2001, 2000, and 1999.
     Notes to Consolidated Financial Statements.

     Financial Statements included in Part B of this Registration Statement:

     American Enterprise Variable Annuity Account - American Express(R) Galaxy Premier Variable Annuity

     Report of Independent Auditors dated March 22, 2002.
     Statements of Assets and Liabilities as of Dec. 31, 2001.
     Statements of Operations for the year ended Dec. 31, 2001.
     Statements of Changes in Net Assets for the year ended Dec. 31, 2001 and the period ended Dec. 31, 2000.
     Notes to Financial Statements.

     American Enterprise Variable Annuity Account - American Express Pinnacle Variable Annuity(SM)

     Report of Independent Auditors dated March 22, 2002.
     Statements of Assets and Liabilities as of Dec. 31, 2001.
     Statements of Operations for the year ended Dec. 31, 2001.
     Statements of Changes in Net Assets for the year ended Dec. 31, 2001 and the period ended Dec. 31, 2000.
     Notes to Financial Statements.

(b)      Exhibits:

1.1 Resolution of the Executive Committee of the Board of Directors of American Enterprise Life establishing the American Enterprise Variable Annuity Account dated July 15, 1987, filed electronically as Exhibit 1 to the Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated herein by reference.

1.2 Resolution of the Board of Directors of American Enterprise Life establishing 236 additional subaccounts within the separate account, dated Sept. 8, 1999 filed electronically as Exhibit 1.2 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-82149, filed on or about Sept. 21, 1999, is incorporated herein by reference.

1.3 Resolution of the Board of Directors of American Enterprise Life establishing 141 additional subaccounts within the separate account, dated April 25, 2000 filed electronically as Exhibit 1.3 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about April 28, 2000, is incorporated by reference.

1.4 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 10 subaccounts dated Aug. 21, 1997, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 8 to Registration Statement No. 33-54471, filed on or about Aug. 27, 1997, is incorporated by reference.

1.5 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 6 subaccounts dated June 17, 1998, filed electronically as Exhibit 1.3 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 12 to Registration Statement No. 33-54471, filed on or about Aug. 24, 1998, is incorporated by reference.

1.6 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 16 subaccounts dated Jan. 20, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Accounts Pre-Effective Amendment No. 1 to Registration Statement No. 333-67595, filed on or about Feb. 16, 1999, is incorporated by reference.

1.7 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 37 subaccounts dated June 29, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Accounts Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865, filed on or about July 8, 1999, is incorporated by reference.

1.8 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 67 subaccounts dated Nov. 22, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 2 to Registration Statement No. 333-85567 filed on or about Dec. 30, 1999 is incorporated by reference.

1.9 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 15 subaccounts dated Feb. 2, 2000, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Accounts Pre-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about Feb. 11, 2000, is incorporated by reference.

1.10 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 1 subaccount dated April 25, 2000, filed electronically as Exhibit 1.4 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 3 to Registration Statement No. 333-74865, filed on or about April 27, 2001, is incorporated by reference.

1.11 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 21 subaccounts dated April 13, 2001, filed electronically as Exhibit 1.4 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 7 to Registration Statement No. 333-85567, filed on or about April 30, 2001, is incorporated by reference.

1.12 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 12 subaccounts dated Sept. 29, 2000, filed electronically as Exhibit 1.12 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-73958, filed on or about Feb. 20, 2002, is incorporated by reference.

1.13 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 85 subaccounts dated Feb. 5, 2002, filed electronically as Exhibit 1.13 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-73958, filed on or about Feb. 20, 2002, is incorporated by reference.

1.14 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 109 additional subaccounts within the separate account dated April 17, 2002, filed electronically as Exhibit
         1.14 to American Enterprise Variable Annuity Account's  Post-Effective
         Amendment  No.  11  to  Registration   Statement  No.  333-85567,   is
         incorporated by reference.

2.       Not applicable.

3.1 Form of Selling Agreement for American Enterprise Life Insurance Company Variable Annuities filed electronically as Exhibit 3 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-82149, filed on or about Sept. 21, 1999, is incorporated by reference.

3.2      Form of Master General Agent Agreement for American  Enterprise  Life
         Insurance Company Variable Annuities (form 9802 B), filed electronically as Exhibit 3 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

4.1      Form of Deferred Annuity Contract (form 44170) filed  electronically as
         Exhibit 4.1 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-82149, filed on or about Sept. 21, 1999, is incorporated by reference.

4.2      Form of Roth IRA  Endorsement  (form  43094)  filed  electronically  as
         Exhibit 4.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 33-74865, filed on or about August 4, 1999, is incorporated by reference.

4.3      Form of  SEP-IRA  Endorsement  (form  43412)  filed  electronically  as
         Exhibit 4.3 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-72777, is incorporated by reference.

4.4 Form of Benefit Protector(SM) Death Benefit Rider for the Wells Fargo Advantage(SM) Variable Annuity and the Wells Fargo Advantage(SM) Builder Variable Annuity (form 271155), filed electronically as Exhibit
         4.15 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 6 to Registration Statement No. 333-85567, filed on or about March 1, 2001, is incorporated by reference.

4.5 Form of Benefit Protector(SM) Plus Death Benefit Rider for the Wells Fargo Advantage(SM) Variable Annuity and the Wells Fargo Advantage(SM) Builder Variable Annuity (form 271156), filed electronically as Exhibit
         4.16 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 6 to Registration Statement No. 333-85567, filed on or about March 1, 2001, is incorporated by reference.

4.6 Form of TSA Endorsement for the Wells Fargo Advantage(SM) Variable Annuity, the Wells Fargo Advantage(SM) Builder Variable Annuity and the American Express FlexChoice(SM) Variable Annuity (form 43413), filed electronically as Exhibit 4.4 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-72777 on form N-4, filed on or about July 8, 1999, is incorporated by reference.

5. Form of Variable Annuity Application (form 44171) filed electronically as Exhibit 5 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-82149, filed on or about Sept. 21, 1999, is incorporated by reference.

6.1 Amendment and Restatement of Articles of Incorporation of American Enterprise Life dated July 29, 1986, filed electronically as Exhibit
         6.1 to American Enterprise Variable Annuity Account's Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

6.2      Amended By-Laws of American  Enterprise Life, filed  electronically  as
         Exhibit 6.2 to American Enterprise Variable Annuity Account's Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

7.       Not applicable.

8.1 Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and American Enterprise Life Insurance Company, dated Sept. 1, 1999, filed electronically as Exhibit
         1.A.(8)(a)   to  American   Enterprise   Variable   Life   Account's
         Pre-Effective Amendment No. 1 to Registration Statement No. 333-84121, filed on or about Nov. 16, 1999, is incorporated by reference.

8.1 (a) Copy of Amendment No. 1, dated April 30, 2001, to Participation Agreement between American Enterprise Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated September 1, 1999 filed electronically as Exhibit 8.4(c) to Post-Effective Amendment No. 11 to Registration Statement No. 333-85567, is incorporated herein by reference.

8.1 (b) Copy of Amendment No. 2, dated June 29, 2001, to Participation Agreement between American Enterprise Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated September 1, 1999 filed electronically as Exhibit 8.4(e) to Post-Effective Amendment No. 11 to Registration Statement No. 333-85567, is incorporated herein by reference.

8.1 (c) Copy of Amendment No. 3, dated February 27, 2002, to Participation Agreement by and between Fidelity Distributors Corporation and American Enterprise Life Insurance Company dated September 1, 1999 filed electronically as Exhibit 8.4(g) to Post-Effective Amendment No. 11 to Registration Statement No. 333-85567, is incorporated herein by reference.

8.2 Copy of Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and American Enterprise Life Insurance Company, dated Sept. 1, 1999, filed electronically as Exhibit
         1.A.(8)(b)   to  American   Enterprise   Variable   Life  Account's
         Pre-Effective Amendment No. 1 to Registration Statement No. 333-84121, filed on or about Nov. 16, 1999, is incorporated by reference.

8.2 (a) Copy of Amendment No. 1, dated April 30, 2001, to Participation Agreement between American Enterprise Life Insurance Company, Variable Insurance Products Fund III and Fidelity Distributors Corporation dated September 1, 1999 filed electronically as Exhibit 8.4(d) to Post-Effective Amendment No. 11 to Registration Statement No. 333-85567, is incorporated herein by reference.

8.2 (b) Copy of Amendment No. 2, dated June 29, 2001, to Participation Agreement between American Enterprise Life Insurance Company, Variable Insurance Products Fund III and Fidelity Distributors Corporation dated September 1, 1999 filed electronically as Exhibit 8.4(f) to Post-Effective Amendment No. 11 to Registration Statement No. 333-85567, is incorporated herein by reference.

8.2 (c) Copy of Amendment No. 3, dated February 27, 2002, to Participation Agreement between American Enterprise Life Insurance Company, Variable Insurance Products Fund III and Fidelity Distributors Corporation dated September 1, 1999 filed electronically as Exhibit 8.4(h) to Post-Effective Amendment No. 11 to Registration Statement No. 333-85567, is incorporated herein by reference.

8.3 Copy of Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., American Enterprise Life Insurance Company, on Behalf of itself and its separate accounts, and American Express Financial Advisors Inc., dated Oct. 30, 1997, filed electronically as Exhibit 8.5 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 10 to Registration Statement No. 33-54471 is incorporated by reference.

8.4 Copy of Participation Agreement between Janus Aspen Series and American Enterprise Life Insurance Company, dated March 1, 2000, filed electronically as Exhibit 8.8 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 3 to Registration Statement No. 333-74865, filed on or about April 26, 2001, is incorporated by reference.

8.4 (a)  Copy of Amendment, dated July 27, 2001, to Participation
         Agreement by and among Janus Aspen Series and American Enterprise Life Insurance Company dated March 1, 2000 filed electronically as Exhibit 8.6(d) to Post-Effective Amendment No. 11 to
         Registration Statement No. 333-85567, is incorporated herein by reference.

8.4 (b) Copy of Participation Agreement among Janus Aspen Series and American Enterprise Life Insurance Company, dated October 8, 1997, filed electronically as Exhibit 8.6 to Post-Effective Amendment No. 9 to Registration Statement No. 33-54471, is incorporated herein by reference.

8.4 (c)  Copy of Amendment, dated July 27, 2001, to Participation
         Agreement by and among Janus Aspen Series and American Enterprise Life Insurance Company dated October 8, 1997 filed electronically as Exhibit 8.6(c) to Post-Effective Amendment No. 11 to
         Registration Statement No. 333-85567, is incorporated herein by reference.

8.5 Copy of Participation Agreement among MFS Variable Insurance Trust, American Enterprise Life Insurance Company and Massachusetts Financial Services Company, dated Sept. 1, 1999, filed electronically as Exhibit
         1.A.(8)(m)   to  American   Enterprise   Variable   Life   Account's
         Post-Effective Amendment No. 2 to Registration Statement No. 333-84121, filed on or about April 25, 2001, is incorporated by reference.

8.5 (a)  Copy of Amendment, dated June 29, 2001, to Participation
         Agreement by and among MFS Variable Insurance Trust,
         Massachusetts Financial Services Company and American Enterprise Life Insurance Company dated September 1, 1999 filed electronically as Exhibit 8.8(b) to Post-Effective Amendment No. 11 to Registration Statement No. 333-85567, is incorporated herein by reference.

8.5 (b) Copy of Amendment, dated February 28, 2002, to Participation agreement by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company and American Enterprise Life Insurance Company dated September 1, 1999 filed electronically as Exhibit 8.8(c) to Post-Effective Amendment No. 11 to Registration Statement No. 333-85567, is incorporated herein by reference.

8.6 Copy of Participation Agreement among Putnam Capital Manager Trust, Putnam Mutual Funds Corp. and American Enterprise Life Insurance Company, dated Jan. 16, 1995, filed electronically as Exhibit 8.2 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 33-54471 is incorporated by reference.

8.6 (a) Copy of Amendment 1 to Schedule A to Participation Agreement among Putnam Capital Manager Trust, Putnam Mutual Funds Corp. and American Enterprise Life Insurance Company, dated April 30, 1997, filed electronically as Exhibit 8.2(b) to Post-Effective
         Amendment No. 9 to Registration   Statement  No.  33-54471,  is
         incorporated  herein  by reference.

8.6 (b) Copy of Amendment 2 to Schedule A to Participation Agreement among Putnam Capital Manager Trust, Putnam Mutual Funds Corp. and American Enterprise Life Insurance Company, dated October 30, 1997, filed electronically as Exhibit 8.2(c) to Post-Effective
         Amendment No. 10 to Registration   Statement  No.  33-54471,  is
         incorporated  herein  by reference.

8.6 (c) Form of Amendment 3 to Schedule A to Participation Agreement among Putnam Capital Manager Trust, Putnam Mutual Funds Corp. and American Enterprise Life Insurance Company, filed electronically as
         Exhibit 8.2 to Post-Effective Amendment No. 11 to Registration Statement No. 33-54471, filed on or about August 24, 1998, is incorporated herein by reference.

8.6 (d)  Form of  Amendment  No.  4 to  Participation  Agreement  among
         Putnam Capital  Manager  Trust,   Putnam  Mutual  Funds  Corp.  and
         American Enterprise   Life   Insurance   Company  dated  June  15,
         1999 filed electronically as Exhibit 8.2(b) to American Enterprise Variable Annuity Account's Pre-Effective Amendment
         No.  1  to  Registration Statement  No.   333-74865   filed  on  or
         about  Aug.  4,  1999,  is incorporated by reference.

8.6 (e) Copy of Amendment 5 to Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P. and American Enterprise Life Insurance Company, dated February 27, 2002, filed electronically as
         Exhibit 8.1(f) to Post-Effective Amendment No. 11 to Registration Statement No. 333-85567, is incorporated herein by reference.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered, filed electronically herewith.

10.a Consent of Independent Auditors for the American Express(R) Galaxy Premier Variable Annuity, filed electronically herewith.

10.b Consent of Independent Auditors for the American Express Pinnacle Variable Annuity(SM), filed electronically herewith.

11.      None.

12.      Not applicable.

13. Copy of schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21, filed electronically as Exhibit 13 to the Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

14.      Not applicable.

15.1 Power of Attorney to sign Amendments to this Registration Statement, dated April 25, 2001, filed as Exhibit 15.1 to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-82149, is filed electronically herewith.

15.2 Power of Attorney to sign Amendments to this Registration Statement, dated April 9, 2002, as Exhibit 15.2 to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-82149 is filed electronically herewith.

Item 25.


Item 25. Directors and Officers of the Depositor (American Enterprise Life Insurance Company)

Name                                  Principal Business Address             Positions and Offices with Depositor
------------------------------------- -------------------------------------- --------------------------------------

Gumer C. Alvero                       829 AXP Financial Center               Director, Chairman of the Board and
                                      Minneapolis, MN  55474                 Executive Vice President - Annuities

Douglas K. Dunning                    829 AXP Financial Center               Director
                                      Minneapolis, MN  55474

Lorraine R. Hart                      829 AXP Financial Center               Vice President, Investments
                                      Minneapolis, MN  55474

Carol A. Holton                       829 AXP Financial Center               Director, President and Chief
                                      Minneapolis, MN  55474                 Executive Officer

Paul S. Mannweiler                    201 North Illinois St.                 Director
                                      Indianapolis, IN  46204

Eric L. Marhoun                       829 AXP Financial Center               Vice President, Group Counsel and
                                      Minneapolis, MN  55474                 Assistant Secretary

Mary Ellyn Minenko                    829 AXP Financial Center               Vice President, Group Counsel and
                                      Minneapolis, MN  55474                 Assistant Secretary

James M. Odland                       829 AXP Financial Center               Vice President, General Counsel and
                                      Minneapolis, MN  55474                 Secretary

Teresa J. Rasmussen                   829 AXP Financial Center               Director
                                      Minneapolis, MN  55474

Philip C. Wentzel                     829 AXP Financial Center               Vice President and Controller
                                      Minneapolis, MN  55474

David L. Yowan                        40 Wall Street                         Vice President and Treasurer
                                      19th Floor
                                      New York, NY 10004





Item 26.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)


The following list includes the names of major subsidiaries of American Express.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services
     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Income, LLC                                                       Delaware
     Advisory Capital Partners LLC                                                      Delaware
     Advisory Capital Strategies Group Inc.                                             Minnesota
     Advisory Select LLC                                                                Delaware
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Enterprise REO 1, LLC                                                      Minnesota
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Certificate Company                                               Delaware
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Alabama Inc.                                  Alabama
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Maryland Inc.                                 Maryland
     American Express Insurance Agency of Massachusetts Inc.                            Massachusetts
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of New Mexico Inc.                               New Mexico
     American Express Insurance Agency of Oklahoma Inc.                                 Oklahoma
     American Express Insurance Agency of Oregon Inc.                                   Oregon
     American Express Insurance Agency of Texas Inc.                                    Texas
     American Express Insurance Agency of Wyoming Inc.                                  Wyoming
     American Express Personal Trust Services, FSB                                      Federal
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Service Corporation                                               Delaware
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     AMEX Assurance Company                                                             Illinois
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Arkansas Inc.                                              Arkansas
     IDS Insurance Agency of Ohio Inc.                                                  Ohio
     IDS Insurance Agency of Utah Inc.                                                  Utah
     IDS Life Insurance Company                                                         Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Realty Corporation                                                             Minnesota
     Kenwood Capital Management LLC                                                     Delaware
     Northwinds Marketing Group, LLC                                                    Delaware

Item 27.          Number of Contract owners

                  As of March 31, 2002, there were 16,960 non-qualified and qualified contracts in the American Enterprise Variable Annuity Account.

Item 28.          Indemnification

                  The By-Laws of the depositor provide that the Corporation shall have the power to indemnify a director, officer, agent or employee of the Corporation pursuant to the provisions of applicable statues or pursuant to contract.

                  The Corporation may purchase and maintain insurance on behalf of any director, officer, agent or employee of the Corporation against any liability asserted against or incurred by the director, officer, agent or employee in such capacity or arising out of the director's, officer's, agent's or employee's status as such, whether or not the Corporation would have the power to indemnify the director, officer, agent or employee against such liability under the provisions of applicable law.

                  The By-Laws of the depositor provide that it shall indemnify a director, officer, agent or employee of the depositor pursuant to the provisions of applicable statutes or pursuant to contract.
                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.          Principal Underwriters
                  Item 29(a) and 29(b)


Item 29. Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

     AXP Bond Fund, Inc.; AXP California Tax-Exempt Trust; AXP Discovery Fund, Inc.; AXP Equity Select Fund, Inc.; AXP Extra Income Fund, Inc.; AXP Federal Income Fund, Inc.; AXP Global Series, Inc.; AXP Growth Series, Inc.; AXP High Yield Tax-Exempt Fund, Inc.; AXP International Fund, Inc.; AXP Investment Series, Inc.; AXP Managed Series, Inc.; AXP Market Advantage Series, Inc.; AXP Money Market Series, Inc.; AXP New Dimensions Fund, Inc.; AXP Partners Series, Inc.; AXP Precious Metals Fund, Inc.; AXP Progressive Fund, Inc.; AXP Selective Fund, Inc.; AXP Special Tax-Exempt Series Trust; AXP Stock Fund, Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series, Inc.; AXP Tax-Free Money Fund, Inc.; AXP Utilities Income Fund, Inc., Growth Trust; Growth and Income Trust; Income Trust; Tax-Free Income Trust; World Trust; American Express Certificate Company.

(b)  As to each director, officer or partner of the principal underwriter:

         Name and Principal                     Position and Offices with
         Business Address                       Underwriter

         Ruediger Adolf                         Senior Vice President
         70100 AXP Financial Center
         Minneapolis, MN  55474

         Gumer C. Alvero                        Vice President -
         70100 AXP Financial Center             Annuities
         Minneapolis, MN  55474

         Ward D. Armstrong                      Senior Vice President -
         70100 AXP Financial Center             Retirement Services
         Minneapolis, MN  55474

         John M. Baker                          Vice President - Plan
         70100 AXP Financial Center             Sponsor Services
         Minneapolis, MN  55474

         Dudley Barksdale                       Vice President - Service
         70100 AXP Financial Center             Development
         Minneapolis, MN  55474

         Joseph M. Barsky III                   Vice President - Mutual
         70100 AXP Financial Center             Fund Equities
         Minneapolis, MN  55474

         Timothy V. Bechtold                    Vice President - Risk
         70100 AXP Financial Center             Management Products
         Minneapolis, MN  55474

         Walter S. Berman                       Director, Senior Vice President
         70100 AXP Financial Center             and Chief Financial Officer
         Minneapolis, MN  55474

         Rob Bohli                              Group Vice President -
         10375 Richmond Avenue #600             South Texas
         Houston, TX  77042

         Walter K. Booker                       Group Vice President -
         Suite 200, 3500 Market                 New Jersey
         Street
         Camp Hill, NJ  17011

         Bruce J. Bordelon                      Group Vice President -
         1333 N. California Blvd.,              Northern California
         Suite 200
         Walnut Creek, CA  94596

         Douglas W. Brewers                     Vice President - Sales
         70100 AXP Financial Center             Support
         Minneapolis, MN  55474

         Mike Burton                            Vice President - Compliance
         70100 AXP Financial Center
         Minneapolis, MN  55474

         Kenneth J. Ciak                        Vice President and
         IDS Property Casualty                  General Manager - IDS
         1400 Lombardi Avenue                   Property Casualty
         Green Bay, WI  54304

         Paul A. Connolly                       Vice President - Relationship
         70100 AXP Financial Center             Leader Retail Distribution
         Minneapolis, MN  55474                 Services

         James M. Cracchiolo                    Director, Chairman, President
         70100 AXP Financial Center             and Chief Executive Officer
         Minneapolis, MN  55474

         Colleen Curran                         Vice President and
         70100 AXP Financial Center             Assistant General Counsel
         Minneapolis, MN  55474

         Luz Maria Davis                        Vice President -
         70100 AXP Financial Center             Communications
         Minneapolis, MN  55474

         Arthur E. DeLorenzo                    Group Vice President -
         4 Atrium Drive, #100                   Upstate New York/Vermont
         Albany, NY  12205

         Scott M. DiGiammarino                  Group Vice President -
         Suite 500, 8045 Leesburg               Washington D.C./Baltimore
         Pike
         Vienna, VA  22182

         Kenneth Dykman                         Group Vice President -
         6000 28th Street South East            Greater Michigan
         Suite 200
         Grand Rapids, MI  49546

         Bradford L. Drew                       Group Vice President -
         Two Datran Center                      Southern Florida
         Penthouse One B
         9130 S. Dadeland Blvd.
         Miami, FL  33156

         William V. Elliot                      Vice President - Financial
         70100 AXP Financial Center             Planning and Advice
         Minneapolis, MN  55474

         Gordon M. Fines                        Vice President - Mutual
         70100 AXP Financial Center             Fund Equity Investments
         Minneapolis, MN  55474

         Peter A. Gallus                        Vice President -
         70100 AXP Financial Center             Investment
         Minneapolis, MN  55474                 Administration

         Derek M. Gledhill                      Vice President -
         70100 AXP Financial Center             Integrated Financial
         Minneapolis, MN  55474                 Services Field
                                                Implementation

         Steve Guida                            Vice President -
         70100 AXP Financial Center             New Business and Service
         Minneapolis, MN  55474

         Teresa A. Hanratty                     Senior Vice President -
         Suites 6&7                             Field Management
         169 South River Road
         Bedford, NH  03110

         Lorraine R. Hart                       Vice President -
         70100 AXP Financial Center             Insurance Investments
         Minneapolis, MN  55474

         Janis K. Heaney                        Vice President -
         70100 AXP Financial Center             Incentive Management
         Minneapolis, MN  55474

         Brian M. Heath                         Senior Vice President
         Suite 150                              and General Sales Manager
         801 E. Campbell Road
         Richardson, TX  75081

         Jon E. Hjelm                           Group Vice President -
         319 Southbridge Street                 Ohio Valley
         Auburn, MA  01501

         David J. Hockenberry                   Group Vice President -
         30 Burton Hills Blvd.                  Mid-South
         Suite 175
         Nashville, TN  37215
 `
         Carol A. Holton                        Vice President - Third
         70100 AXP Financial Center             Party Distribution
         Minneapolis, MN  55474

         Claire Huang                           Senior Vice President - Retail
         70100 AXP Financial Center             Marketing
         Minneapolis, MN  55474

         Debra A. Hutchinson                    Vice President -
         70100 AXP Financial Center             Relationship Leader
         Minneapolis, MN  55474

         Diana R. Iannarone                     Group Vice President -
         3030 N.W. Expressway                   Great Plains
         Suite 900
         Oklahoma City, OK  73112

         Theodore M. Jenkin                     Group Vice President -
         70100 AXP Financial Center             Steel Cities
         Minneapolis, MN  55474

         James M. Jensen                        Vice President -
         70100 AXP Financial Center             Advice and
         Minneapolis, MN  55474                 Retail Distribution
                                                Group, Product,
                                                Compensation and Field
                                                Administration

         Greg R. Johnson                        Vice President - Advisory
         70100 AXP Financial Center             Planning Anaylsis
         Minneapolis, MN  55474

         Nancy E. Jones                         Vice President -
         70100 AXP Financial Center             Business Development
         Minneapolis, MN  55474

         John C. Junek                          Senior Vice President,
         70100 AXP Financial Center             General Counsel
         Minneapolis, MN  55474

         Ora J. Kaine                           Vice President -
         70100 AXP Financial Center             Retail Distribution Services
         Minneapolis, MN  55474                 and Chief of Staff

         Raymond G. Kelly                       Group Vice President -
         Suite 250                              North Texas
         801 East Campbell Road
         Richardson, TX  75081

         John M. Knight                         Vice President -
         70100 AXP Financial Center             Investment Accounting
         Minneapolis, MN  55474

         Claire Kolmodin                        Vice President - Service
         70100 AXP Financial Center             Quality
         Minneapolis, MN  55474

         Mitre Kutanovski                       Group Vice President -
         Suite 680                              Chicago Metro
         8585 Broadway
         Merrillville, IN  48410

         Lori J. Larson                         Vice President -
         70100 AXP Financial Center             Brokerage and Direct
         Minneapolis, MN  55474                 Services

         Daniel E. Laufenberg                   Vice President and Chief
         70100 AXP Financial Center             U.S. Economist
         Minneapolis, MN  55474

         Jane W. Lee                            Vice President - New
         70100 AXP Financial Center             Business Development and
         Minneapolis, MN  55474                 Marketing

         Steve Lobo                             Vice President - Investment
         70100 AXP Financial Center             Risk Management
         Minneapolis, MN  55474

         Diane D. Lyngstad                      Vice President - Lead Financial
         70100 AXP Financial Center             Officer, U.S. Retail
         Minneapolis, MN  55474

         Tom Mahowald                           Vice President and Director of
         70100 AXP Financial Center             Equity Research
         Minneapolis, MN  55474

         Timothy J. Masek                       Vice President and
         70100 AXP Financial Center             Director of Fixed Income
         Minneapolis, MN  55474                 Research

         Penny Mazal                            Vice President - Business
         70100 AXP Financial Center             Transformation
         Minneapolis, MN  55474

         Dean O. McGill                         Group Vice President -
         11835 W. Olympic Blvd                  Los Angeles Metro
         Suite 900 East
         Los Angeles, CA  90064

         Sarah M. McKenzie                      Vice President - Wrap and Trust
         70100 AXP Financial Center             Products
         Minneapolis, MN  55474

         Timothy S. Meehan                      Secretary
         70100 AXP Financial Center
         Minneapolis, MN  55474

         Paula R. Meyer                         Vice President - Mutual
         70100 AXP Financial Center             Funds
         Minneapolis, MN  55474

         Barry J. Murphy                        Executive Vice President -
         70100 AXP Financial Center             U.S. Retail Group
         Minneapolis, MN  55474

         Thomas V. Nicolosi                     Group Vice President -
         Suite 220                              New York Metro Area
         500 Mamaroneck Ave.
         Harrison, NY  10528

         Francois B. Odouard                    Vice President
         70100 AXP Financial Center
         Minneapolis, MN  55474

         Michael J. O'Keefe                     Vice President -
         70100 AXP Financial Center             Advisory Business Systems
         Minneapolis, MN  55474

         Carla P. Pavone                        Vice President -
         70100 AXP Financial Center             Business Development
         Minneapolis, MN  55474

         John G. Poole                          Group Vice President -
         Westview Place, #200                   Gateway/Springfield
         12323 Olive Blvd.
         Creve Couer, MO  63141

         Larry M. Post                          Group Vice President -
         One Tower Bridge                       New England
         100 Front Street 8th Fl
         West Conshohocken, PA
         19428

         Ronald W. Powell                       Vice President and
         70100 AXP Financial Center             Assistant General Counsel
         Minneapolis, MN  55474

         Teresa J. Rasmussen                    Vice President and
         70100 AXP Financial Center             Assistant General Counsel
         Minneapolis, MN  55474

         Ralph D. Richardson III                Group Vice President -
         Suite 800                              Carolinas
         Arboretum Plaza One
         9442 Capital of Texas
         Hyw. N.
         Austin, TX  78759

         ReBecca K. Roloff                      Senior Vice President -
         70100 AXP Financial Center             Field Management and
         Minneapolis, MN  55474                 Financial Advisory
                                                Services

         Stephen W. Roszell                     Senior Vice President -
         70100 AXP Financial Center             Institutional
         Minneapolis, MN  55474

         Maximillian G. Roth                    Group Vice President -
         Suite 201 S. IDS Ctr                   Wisconsin/Upper Michigan
         1400 Lombardi Avenue
         Green Bay, WI  54304

         Diane M. Ruebling                      Group Vice President -
         70100 AXP Financial Center             Western Frontier
         Minneapolis, MN  55474

         Erven A. Samsel                        Senior Vice President -
         45 Braintree Hill Park                 Field Management
         Suite 402
         Braintree, MA  02184

         Russell L. Scalfano                    Group Vice President -
         Suite 201                              Illinois/Indiana/Kentucky
         101 Plaza East Blvd.
         Evansville, IN  47715

         Andrew C. Schell                       Vice President - Client
         70100 AXP Financial Center             Development and Migration
         Minneapolis, MN  55474

         Judy P. Skoglund                       Vice President - Quality
         70100 AXP Financial Center             and Service Support
         Minneapolis, MN  55474

         Dave Smith                             Vice President - U.S. Advisor
         70100 AXP Financial Center             Group Compliance
         Minneapolis, MN  55474

         Bridget Sperl                          Senior Vice President -
         70100 AXP Financial Center             Client Service
         Minneapolis, MN  55474

         Paul J. Stanislaw                      Group Vice President -
         Suite 1100                             Southern California/Hawaii
         Two Park Plaza
         Irvine, CA  92714

         Lisa A. Steffes                        Vice President -
         70100 AXP Financial Center             Marketing Offer
         Minneapolis, MN  55474                 Development

         Lois A. Stilwell                       Group Vice President -
         Suite 433                              Greater Minnesota
         9900 East Bren Rd.                     Area/Iowa
         Minnetonka, MN  55343

         James J. Strauss                       Vice President and
         70100 AXP Financial Center             General Auditor
         Minneapolis, MN  55474

         Jeffrey J. Stremcha                    Vice President -
         70100 AXP Financial Center             Information Resource
         Minneapolis, MN  55474                 Management/ISD

         John T. Sweeney                        Vice President - Lead Financial
         70100 AXP Financial Center             Officer, Products
         Minneapolis, MN  55474

         Craig P. Taucher                       Group Vice President -
         Suite 150                              Georgia/North Florida
         4190 Belfort Rd.
         Jackonville, FL  32216

         Neil G. Taylor                         Group Vice President -
         Suite 425                              Pacific Northwest
         101 Elliot Avenue West
         Seattle, WA  98119

         John R. Thomas                         Senior Vice President -
         70100 AXP Financial Center             Information and
         Minneapolis, MN  55474                 Technology

         William F. Truscott                    Senior Vice President -
         70100 AXP Financial Center             Chief Investment Officer
         Minneapolis, MN  55474

         Janet M. Vandenbark                    Group Vice President -
         3951 Westerre Parkway, Suite 250       Virginia
         Richmond, VA 23233

         Charles F. Wachendorfer                Group Vice President -
         Suite 100                              Detroit Metro
         Stanford Plaza II
         7979 East Tufts Ave. Pkwy.
         Denver, CO  80237

         Donald F. Weaver                       Group Vice President -
         3500 Market Street,                    Eastern Pennsylvania/Delaware
         Suite 200
         Camp Hill, PA  17011

         Beth E. Weimer                         Vice President and
         70100 AXP Financial Center             Chief Compliance Officer
         Minneapolis, MN  55474

         Michael D. Wolf                        Vice President - Senior
         70100 AXP Financial Center             Portfolio Manager
         Minneapolis, MN  55474

         Michael R. Woodward                    Senior Vice President -
         32 Ellicott St                         Field Management
         Suite 100
         Batavia, NY  14020

         Doretta R. Wright                      Vice President -
         70100 AXP Financial Center             Brokerage Marketing
         Minneapolis, MN  55474

         David L. Yowan                         Vice President and
         40 Wall Street                         Treasurer
         19th Floor
         New York, NY  10004

         Rande L. Zellers                       Group Vice President -
         1 Galleria Blvd., Suite 1900           Delta States
         Metairie, LA  70001


Item 29(c).

                          Net Underwriting
Name of Principal           Discounts and       Compensation on         Brokerage
Underwriter                  Commissions          Redemption           Commissions           Compensation

American Express              $22,055,827           None                  None                  None
Financial Advisors
Inc.


Item 30.          Location of Accounts and Records

                  American Enterprise Life Insurance Company
                  829 AXP Financial Center
                  Minneapolis, MN  55474

Item 31.          Management Services

                  Not applicable.

Item 32.          Undertakings

         (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

         (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

         (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to American Enterprise Life Contract Owner Service at the address or phone number listed in the prospectus.

         (d) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

         (e) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. Avail. Nov. 28, 1988). Further, Registrant represents that it has complied with the provisions of paragraphs (1) -
                  (4) of that no-action letter.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, American Enterprise Life Insurance Company, on behalf of the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 25th day of April, 2002.

                           AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT
                           --------------------------------------------
                                                     (Registrant)

                           By American Enterprise Life Insurance Company
                             -------------------------------------------
                                                     (Sponsor)

                           By /s/  Carol A. Holton*
                             ------------------------------------------
                                   Carol A. Holton
                                   President and Chief Executive
                                   Officer

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on the 25th day of April, 2002.

Signature                                           Title

/s/  Gumer C. Alvero*                     Director, Chair of the Board and
     ---------------------                Executive Vice President - Annuities
     Gumer C. Alvero

/s/  Douglas K. Dunning**                 Director
     --------------------
     Douglas K. Dunning

/s/  Carol A. Holton*                     Director, President and Chief
     ---------------------                Executive Officer
     Carol A. Holton

/s/  Paul S. Mannweiler*                  Director
     ---------------------
     Paul S. Mannweiler

/s/  James M. Odland**                    Vice President, General Counsel
     -----------------                    and Secretary
     James M. Odland

/s/  Teresa J. Rasmussen*                 Director
     ---------------------
     Teresa J. Rasmussen

/s/  Philip C. Wentzel*                   Vice President and Controller
     ---------------------
     Philip C. Wentzel

/s/  David L. Yowan*                      Vice President and Treasurer
     ---------------------
     David L. Yowan

 * Signed  pursuant  to Power of  Attorney,  dated  April 25,  2001,  filed as
   Exhibit 15.1 to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-82149 is filed electronically herewith.

** Signed pursuant to Power of Attorney, dated April 9, 2002, filed as Exhibit
   15.2 to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-82149 is filed electronically herewith.


By:   /s/ James M. Odland
      -------------------
          James M. Odland

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 7 TO REGISTRATION STATEMENT

This Post-Effective Amendment is comprised of the following papers and documents:

The Cover Page.

Part A.

         The prospectus for American Express(R) Galaxy Premier Variable Annuity The prospectus for American Express Pinnacle Variable Annuity(SM)

Part B.

         The Statement of Additional Information for American Express(R) Galaxy Premier Variable Annuity
         The Statement of Additional Information for American Express Pinnacle Variable Annuity(SM)

         Financial Statements

Part C.

         Other Information.

         The signatures.

Exhibits